Securities Act Registration No. 333-205138
Investment Act Registration No. 811-07661

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 1	[X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 59	[X]

AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVA
Registrant

AMERITAS LIFE INSURANCE CORP.
Depositor
5900 O Street
Lincoln, Nebraska 68510
402-467-1122

ANN D. DIERS
Vice President & Associate General Counsel, Variable Contracts & AIC
Ameritas Life Insurance Corp.
5900 O Street
Lincoln, Nebraska 68510
402-467-1122

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b)
[X] on May 1, 2016 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1).

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: SECURITIES OF UNIT INVESTMENT TRUST
Ameritas Advisor No-Load VA

PROSPECTUS: May 1, 2016
Ameritas Advisor No-Load VA

Flexible Premium Deferred Variable Annuity Policy	Ameritas Life Insurance Corp. Separate Account LLVA

This prospectus describes the Policy, especially its Separate Account. The Policy is designed to help you, the Policy Owner, invest on a tax-deferred basis and meet long-term financial goals. As an annuity, it also provides you with several ways to receive regular income from your investment. An initial minimum payment is required. Further investment is optional.

You may allocate all or part of your investment among variable investment options (where you have the investment risk, including possible loss of principal) with allocated indirect interests in the non-publicly traded portfolios below,* or you may allocate part of your investment to a Fixed Account fixed interest rate option (where we have the investment risk and guarantee a certain return on your investment).

AMERICAN CENTURY VP Class I	FIDELITY® VIP Initial Class (cont'd)	RYDEX (cont'd)
International	Growth	Inverse NASDAQ-100® Strategy
Mid Cap Value	High Income	Inverse S&P 500® Strategy
CALVERT VARIABLE PRODUCTS **	Investment Grade Bond	NASDAQ-100®
VP EAFE International Index, Class I	Mid Cap	Nova
VP Natural Resources	Overseas	Precious Metals
VP S&P 500 Index	Strategic Income	Russell 2000® 1.5x Strategy
VP Volatility Managed Growth, Class F	FTVIPT Class 2	T. ROWE PRICE
VP Volatility Managed Moderate Growth, Class F	Templeton Global Bond VIP	Blue Chip Growth
VP Volatility Managed Moderate, Class F	INVESCO V.I. Series I	THIRD AVENUE
CALVERT VARIABLE SERIES **	American Franchise	Value
VP SRI Balanced, Class I	International Growth	UIF Class I
DEUTSCHE VS I Class A	MFS® VIT Initial Class	Emerging Markets Equity
Capital Growth VIP	Utilities	VANGUARD® VIF
DEUTSCHE VS II Class A	MFS® VIT II Initial Class	Balanced
Global Growth VIP	Research International	Conservative Allocation
Small Mid Cap Value VIP	NEUBERGER BERMAN AMT Class I	Diversified Value
DIMENSIONAL FUND ADVISORS	Large Cap Value	Equity Income
VA Global Bond	Mid Cap Intrinsic Value	Equity Index
VA Global Moderate Allocation	PIMCO VIT Administrative Class	Growth
VA International Small	CommodityRealReturn® Strategy	High Yield Bond
VA International Value	Total Return	International
VA Short-Term Fixed	RYDEX	Mid-Cap Index
VA U.S. Large Value	Guggenheim Long Short Equity	Moderate Allocation
VA U.S. Targeted Value	Government Long Bond 1.2x Strategy	Money Market
FIDELITY® VIP Initial Class	Inverse Government Long Bond Strategy	REIT Index
Contrafund®		Short-Term Investment-Grade
Equity-Income		Small Company Growth
Government Money Market		Total Bond Market Index
Total Stock Market Index

* Short cites are used in this list. The INVESTMENT OPTIONS section uses complete fund and portfolio names.

** Affiliates. See note in the INVESTMENT OPTIONS, Separate Account Variable Investment Options section.

Please Read this Prospectus Carefully and Keep It for Future Reference.

It provides information you should consider before investing in a Policy. Prospectuses for the portfolios underlying the Subaccount variable investment options are available without charge from our Service Center.

A Statement of Additional Information dated May 1, 2016, and other information about us and the Policy is on file with the Securities and Exchange Commission ("SEC") and is incorporated into this prospectus by reference. For a free copy, you may access it on the SEC's website (www.sec.gov), or write or call us. The Table of Contents for the Statement of Additional Information is on the last page of this prospectus.

POLICY GUARANTEES, WHICH ARE OBLIGATIONS OF THE GENERAL ACCOUNT, ARE SUBJECT TO THE CLAIMS PAYING ABILITY OF THE COMPANY.

The SEC does not pass upon the accuracy or adequacy of this prospectus, and has not approved or disapproved the Policy. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED ■ MAY LOSE VALUE ■ NO BANK GUARANTEE
Ameritas Life Insurance Corp. (Company, we, us, our, Ameritas Life)
Service Center, P.O. Box 81889, Lincoln, Nebraska 68501 800-255-9678 ameritasdirect.com
Ameritas Advisor No-Load VA	1

TABLE OF CONTENTS

Contacting Us. To have questions answered or to send additional premiums, contact your sales representative or write or call us at:

Ameritas Life Insurance Corp.,

Service Center

P.O. Box 81889

Lincoln, Nebraska 68501

OR

5900 O Street

Lincoln, Nebraska 68510

Telephone: 800-255-9678

Fax: 402-467-7335

Interfund Transfer Request Fax:

402-467-7923

email: direct@ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

Remember, the Correct Form of Written Notice "in good order" is important for us to accurately process your Policy elections and changes. Many service forms can be found when you access your account through our website. Or, call us at our toll-free number and we will send you the form you need.

Facsimile Written Notice. To provide you with timely service, we accept some Written Notices by facsimiles. However, by not requiring your original signature, there is a greater risk unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge. We are entitled to act upon facsimile signatures that reasonably appear to us to be genuine.

Make checks payable to:

"Ameritas Life Insurance Corp."

Ameritas® and the bison design are registered service marks of Ameritas Life Insurance Corp.

DEFINED TERMS	3
POLICY OVERVIEW	4
Policy Operation and Features	4
Tax-Qualified Plans	5
CHARGES	5
Base Policy Charges	5
Portfolio Company Operating Expenses	5
Examples of Expenses	12
FINANCIAL INFORMATION	12
Accumulation Unit Values	12
Financial Statements	12
CHARGES EXPLAINED	12
Mortality and Expense Risk Charge	12
Administrative Charges	13
Transfer Fee	13
Tax Charges	13
Guaranteed Lifetime Withdrawal Benefit 2
("GLWB2") Charge	13
Fees Charged by the Portfolios	13
Waiver of Certain Charges	13
INVESTMENT OPTIONS	14
Separate Account Variable Investment Options	14
Fixed Account Investment Option	20
Transfers	21
Third Party Services	22
Disruptive Trading Procedures	22
Systematic Transfer Programs	23
GLWB Models	24
IMPORTANT POLICY PROVISIONS	25
Policy Application and Issuance	25
Your Policy Value	26
Telephone Transactions	27
Death of Annuitant	27
Delay of Payments	27
Beneficiary	27
Minor Owner or Beneficiary	28
Policy Changes	28
Policy Termination	28
POLICY DISTRIBUTIONS	28
Withdrawals	28
Death Benefits	29
Annuity Income Benefits	31
GLWB2 Rider	32
FEDERAL INCOME TAX MATTERS	39
MISCELLANEOUS	41
About Our Company	41
Distribution of the Policies	41
Voting Rights	41
Legal Proceedings	41
APPENDIX A: Tax-Qualified Plan Disclosures	42
APPENDIX B: State-Specific Contract Provisions	48
APPENDIX C: Accumulation Unit Values	49
Statement of Additional Information Table of Contents	52
Ameritas Advisor No-Load VA	2

DEFINED TERMS

Defined terms, other than "we, us, our," "you and your," are shown using initial capital letters in this prospectus.

Accumulation Units are an accounting unit of measure used to calculate the Policy value allocated to Subaccounts of the Separate Account. It is similar to a share of a mutual fund. The Policy describes how Accumulation Units are calculated.

Annuitant is the person on whose life annuity payments involving life contingencies are based and who receives Policy annuity payments.

Annuity Date is the date annuity income payouts are scheduled to begin. This date is identified on the Policy Specifications page of your Policy. You may change this date, as permitted by the Policy and described in this prospectus.

Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value is the Policy value less applicable Policy fee and any premium tax charge not previously deducted.

Company, we, us, our, Ameritas Life – Ameritas Life Insurance Corp.

Owner, you, your is you – the person(s) or legal entity who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy.

Policy Date is the date two Business Days after we receive your application in good order and the initial premium. It is the date used to determine the Policy Year/Month/Anniversary dates.

Policy Year/Month/Anniversary is measured from respective anniversary dates of the Policy Date of this Policy.

Subaccount is a division within the Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund.

Written Notice – Written notice, signed by you, on a form approved by or acceptable to us, that gives us the information we require and is received at Ameritas Life, Service Center, P.O. Box 81889, Lincoln, NE 68501 (or 5900 O Street, Lincoln, NE 68510), fax 402-467-7335. Call us if you have questions about what form or information is required.

This prospectus may only be used to offer the Policy where the Policy may lawfully be sold.

The Policy, and certain features described in this prospectus, may not be available in all states.

If your Policy is issued as part of a qualified plan under the Internal Revenue Code, refer to any plan documents and disclosures for information about how some of the benefits and rights of the Policy may be affected.

Ameritas Advisor No-Load VA	3

POLICY OVERVIEW

The following is intended as a summary. Please read each section of this prospectus for additional detail.

The Ameritas Advisor No-Load VA is a variable annuity savings vehicle offering a variety of investment options to help meet long-term financial goals. Its costs are discussed in this prospectus' CHARGES and CHARGES EXPLAINED sections. You have a short time period to review your Policy and cancel it. The terms of this "right to examine" period vary by state (see the cover of your Policy). You can allocate your premiums among a wide spectrum of investments and transfer money from one underlying investment portfolio to another without tax liability. In the Separate Account variable investment options, you may gain or lose money on your investment. In the Fixed Account option, we guarantee you will earn a fixed rate of interest. The investment options are described in this prospectus' first page and in the INVESTMENT OPTIONS section. The Policy is not designed for use by market-timing organizations or other persons or entities that use programmed or frequent transfers among investment options. More information about our market-timing restrictions is in the INVESTMENT OPTIONS – TRANSFERS and DISRUPTIVE TRADING PROCEDURES sections.

A significant advantage of the Policy is that it provides the ability to accumulate capital on a tax-deferred basis. The purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax deferred treatment beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits and guaranteed fees.

The Policy is a deferred annuity: it has an accumulation (or deferral) period and an annuity income period.

Accumulation Period. During the accumulation period, any earnings that you leave in the Policy are not taxed. During this period you can invest additional money into the Policy, transfer amounts among the investment options, and withdraw some or all of the value of your Policy. Some restrictions may apply to transfers (especially to transfers into and out of the Fixed Account). Withdrawals may be subject to income tax and a penalty tax.

Annuity Income Period. The accumulation period ends and the annuity income period begins on a date you select (or the later of the fifth Policy Anniversary or the Policy Anniversary nearest the Annuitant's 85th birthday). During the annuity income period, we will make periodic payments to the Annuitant, unless you specify otherwise. You can select payments that are guaranteed to last for the Annuitant's entire life or for some other period. Some or all of each payment will be taxable.

A feature of the Policy distinguishing it from non-annuity investments is its ability to guarantee annuity payments to you for as long as the Annuitant lives or for some other period you select. In addition, if you die before those payments begin, the Policy will pay a death benefit to your beneficiary.

Policy guarantees, which are obligations of the general account, are subject to the claims paying ability of the Company.

POLICY OPERATION AND FEATURES

Premiums

▪	Minimum initial premium: $2,000.
▪	Minimum additional premium: $250, or $50 per month if through a regularly billed program.
▪	No additional premiums will be accepted after the earlier of the Annuity Date or the Policy Anniversary nearest your 85th birthday without our approval.
▪	Prior approval is required for any premium resulting in more than $1 million in total premium of all annuities with us for the same Owner or Annuitant.

Investment Options

▪	You may transfer among investments, subject to limits. Dollar cost averaging, portfolio rebalancing and earnings sweep systematic investment programs are available.

Deductions from Assets

(See CHARGES on next pages.)

Withdrawals

▪	There are no withdrawal charges.
▪	Each withdrawal must be at least $250.
▪	An optional Guaranteed Lifetime Withdrawal Benefit 2 rider ("GLWB2") is also available.

Annuity Income

▪	Several fixed annuity income options are available.
Ameritas Advisor No-Load VA	4

Death Benefit

▪	A death benefit is paid upon the death of the Owner.

TAX-QUALIFIED PLANS

The Policy can be used to fund a tax-qualified plan such as an IRA, Roth IRA (including rollovers from tax-sheltered annuities), SEP, or SIMPLE IRA. This Prospectus generally addresses the terms that affect a non-tax-qualified annuity. If your Policy funds a tax-qualified plan, read the Tax-Qualified Plan Disclosures in this prospectus' Appendix A to see how they might change your Policy rights and requirements. Contact us if you have questions about the use of the Policy in these or other tax-qualified plans.

CHARGES

BASE POLICY CHARGES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. We may increase CURRENT FEES, but we guarantee that each CURRENT FEE will never exceed the corresponding GUARANTEED MAXIMUM FEE.

The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy, or transfer Policy value between investment options.

	Guaranteed Maximum Fees	Current Fees
TRANSACTION FEES
SALES LOAD	None	None
WITHDRAWAL CHARGE	None	None
PREMIUM TAXES Levied by some states and municipalities. Rates and timing of the tax vary and may change.		0% - 3.5%
TRANSFER FEE (per transfer)
➢ first 15 transfers per Policy Year	None	None
➢ over 15 transfers in one Policy Year, we may charge	$10	None

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, to equal the annualized charges shown, not including Subaccount portfolio operating fees and expenses.

	Guaranteed Maximum Fees	Current Fees
ANNUAL POLICY FEE (Deducted at end of each Policy Year or upon total surrender. Waived if Policy value exceeds an amount, which we declare annually, on a Policy Anniversary)	$40	$40
SEPARATE ACCOUNT ANNUAL EXPENSES (Deducted daily from assets allocated to the Separate Account to equal the annual % shown.)
MORTALITY & EXPENSE RISK CHARGE	0.80%	0.45%

OPTIONAL RIDER/ENDORSEMENT FEES (Deducted monthly from Policy value to equal the annual % shown)
Guaranteed Lifetime Withdrawal Benefit 2 ("GLWB2") (Fee is determined by applying the % to the Rider Charge Base and is deducted during the accumulation and withdrawal phases.)	Guaranteed Maximum Fees	Current Fees *
Single Life	2.00%	1.25%
Joint Spousal – for non-qualified plans and IRA plans only**	2.50%	1.50%

* Current rates for the GLWB2 Rider are subject to change as described in the CHARGES EXPLAINED section.  See the GLWB2 RIDER section for the definition of Rider Charge Base.

** Traditional, SEP, SIMPLE, or Roth IRAs.

PORTFOLIO COMPANY OPERATING EXPENSES

(for the year ended December 31, 2015, unless noted)

The next table shows the minimum and maximum total operating expenses charged by the portfolio companies, before and after any contractual waivers or reductions, that you may pay periodically during the time that you own the Policy. More detail concerning each portfolio company’s fees and expenses is contained in the prospectus for each portfolio company.

TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES Expenses that are deducted from portfolio company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses	Minimum		Maximum
Before and After any Contractual Waivers or Reimbursements	0.15%	(1)	3.76%	(2)

(1)	Vanguard ® Equity Index and Total Bond Market Index
(2)	Rydex Inverse Government Long Bond Strategy
Ameritas Advisor No-Load VA	5

6

7

8

Subaccount’s underlying Portfolio Name *	Management Fees	12b-1 Fees**	Other Fees	Acquired Fund Fees and Expenses***	Total Portfolio Fees	Waivers and Reductions ****	Total Expenses after Waivers and Reductions, if any
AMERICAN CENTURY VP, Class I
International	1.31%	-	0.02%	-	1.33%	0.31%	1.02%	(1)
Mid Cap Value	1.00%	-	0.01%	-	1.01%	0.12%	0.89%	(2)
CALVERT VARIABLE PRODUCTS (CVP)
VP EAFE International Index, Class I	0.68%	-	0.29%	0.01%	0.98%	0.02%	0.96%	(1) (2)
VP Natural Resources	0.67%	-	0.16%	0.46%	1.29%	0.04%	1.25%	(1) (2)
VP S&P 500 Index*****	0.37%	-	0.11%	-	0.48%	0.08%	0.40%	(1) (2)
VP Volatility Managed Growth, Class F	0.54%	0.25%	0.09%	0.10%	0.98%	0.05%	0.93%	(1) (2)
VP Volatility Managed Moderate Growth, Class F	0.54%	0.25%	0.13%	0.08%	1.00%	0.09%	0.91%	(1) (2)
VP Volatility Managed Moderate, Class F	0.54%	0.25%	0.11%	0.08%	0.98%	0.07%	0.91%	(1) (2)
CALVERT VARIABLE SERIES (CVS), Class I
VP SRI Balanced	0.53%	-	0.17%	-	0.70%	-	0.70%	(1)
DEUTSCHE VS I, Class A
Capital Growth VIP	0.37%	-	0.12%	-	0.49%	-	0.49%	(1)
DEUTSCHE VS II, Class A
Global Growth VIP	0.92%	-	0.52%	-	1.44%	0.45%	0.99%	(2)
Small Mid Cap Value VIP	0.65%	-	0.15%	-	0.80%	-	0.80%	(1)
DIMENSIONAL FUND ADVISORS
VA Global Bond	0.22%	-	0.04%	-	0.26%	-	0.26%	(1)
VA Global Moderate Allocation	0.25%	-	0.03%	0.26%	0.54%	0.14%	0.40%	(1) (2)
VA International Small	0.50%	-	0.11%	-	0.61%	-	0.61%	(1)
VA International Value	0.40%	-	0.07%	-	0.47%	-	0.47%	(1)
VA Short-Term Fixed	0.25%	-	0.03%	-	0.28%	-	0.28%	(1)
VA U.S. Large Value	0.25%	-	0.04%	-	0.29%	-	0.29%	(1)
VA U.S. Targeted Value	0.35%	-	0.04%	-	0.39%	-	0.39%	(1)
FIDELITY® VIP, Initial Class
Contrafund®	0.55%	-	0.08%	-	0.63%	-	0.63%
Equity-Income	0.45%	-	0.09%	0.08%	0.62%	-	0.62%	(1)
Government Money Market	0.17%	-	0.08%	-	0.25%	-	0.25%
Growth	0.55%	-	0.09%	-	0.64%	-	0.64%
High Income	0.56%	-	0.12%	-	0.68%	-	0.68%
Investment Grade Bond	0.31%	-	0.11%	-	0.42%	-	0.42%
Mid Cap	0.55%	-	0.08%	-	0.63%	-	0.63%
Overseas	0.67%	-	0.13%	-	0.80%	-	0.80%
Strategic Income	0.56%	-	0.13%	-	0.69%	-	0.69%
FTVIPT, Class 2
Templeton Global Bond VIP	0.46%	0.25%	0.06%	-	0.77%	-	0.77%
INVESCO V.I., Series I
American Franchise	0.67%	-	0.29%	-	0.96%	-	0.96%
International Growth	0.71%	-	0.30%	0.01%	1.02%	0.01%	1.01%	(1)
MFS® VIT, Initial Class
Utilities	0.73%	-	0.06%	-	0.79%	-	0.79%
MFS® VIT II, Initial Class
Research International	0.90%	-	0.10%	-	1.00%	-	1.00%
NEUBERGER BERMAN AMT, Class I
Large Cap Value	0.85%	-	0.29%	-	1.14%	-	1.14%	(1)
Mid Cap Intrinsic Value	0.85%	-	0.18%	-	1.03%	-	1.03%	(1)
PIMCO VIT, Administrative Class
CommodityRealReturn® Strategy	0.74%	-	0.32% (1)	0.11%	1.17% (2)	0.11% (3)	1.06%	(4)
Total Return	0.50%	-	0.16% (1)	-	0.66% (2)	-	0.66%
Ameritas Advisor No-Load VA	9

Subaccount’s underlying Portfolio Name *	Management Fees		12b-1 Fees**	Other Fees	Acquired Fund Fees and Expenses***	Total Portfolio Fees	Waivers and Reductions ****	Total Expenses after Waivers and Reductions, if any
RYDEX
Guggenheim Long Short Equity	0.90%		-	1.38%	-	2.28%	-	2.28% (1)
Government Long Bond 1.2x Strategy	0.50%		-	0.71%	-	1.21%	-	1.21%
Inverse Government Long Bond Strategy	0.90%		-	2.76%	0.10%	3.76%	-	3.76% (2)
Inverse NASDAQ-100® Strategy	0.90%		-	0.80%	-	1.70%	-	1.70%
Inverse S&P 500® Strategy*****	0.90%		-	0.76%	-	1.66%	-	1.66%
NASDAQ-100®	0.75%		-	0.79%	-	1.54%	-	1.54%
Nova	0.75%		-	0.76%	-	1.51%	-	1.51%
Precious Metals	0.75%		-	0.75%	-	1.50%	-	1.50%
Russell 2000® 1.5x Strategy	0.90%		-	0.80%	-	1.70%	-	1.70%
T. ROWE PRICE
Blue Chip Growth	0.85%		-	-	-	0.85%	-	0.85%
THIRD AVENUE
Value	0.90%		-	0.32%	-	1.22%	-	1.22% (1)
UIF, Class I
Emerging Markets Equity	0.95%	(1)	-	0.46%	-	1.41%	0.06%	1.35% (2)
VANGUARD® VIF
Balanced	0.21%		-	0.02%	-	0.23%	-	0.23%
Conservative Allocation	-		-	-	-	0.16%	-	0.16%
Diversified Value	0.25%		-	0.03%	-	0.28%	-	0.28%
Equity Income	0.29%		-	0.02%	-	0.31%	-	0.31%
Equity Index	0.12%		-	0.03%	-	0.15%	-	0.15%
Growth	0.41%		-	0.03%	-	0.44%	-	0.44%
High Yield Bond	0.25%		-	0.03%	-	0.28%	-	0.28%
International	0.37%		-	0.03%	-	0.40%	-	0.40%
Mid-Cap Index	0.16%		-	0.03%	-	0.19%	-	0.19%
Moderate Allocation	-		-	-	-	0.16%	-	0.16%
Money Market	0.13%		-	0.03%	-	0.16%	-	0.16%
REIT Index	0.26%		-	0.01%	-	0.27%	-	0.27%
Short-Term Investment-Grade	0.13%		-	0.03%	-	0.16%	-	0.16%
Small Company Growth	0.34%		-	0.03%	-	0.37%	-	0.37%
Total Bond Market Index	0.12%		-	0.03%	-	0.15%	-	0.15%
Total Stock Market Index	-		-	-	-	0.16%	-	0.16%

American Century (1) Effective August 1, 2015, the advisor has agreed to waive 0.31 percentage points of the fund's management fee. The advisor expects this waiver to continue until April 30, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors.
American Century (2) Effective August 1, 2015, the advisor has agreed to waive 0.12 percentage points of the fund's management fee. The advisor expects this waiver to continue until April 30, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors.
CVP (1) Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.
CVP (2) The Investment Advisor, Calvert Investment Management, Inc., has contractually agreed to limit direct net annual portfolio operating expenses through April 30, 2017, as shown below. Under the terms of the contractual expense limitation, operating expenses do not include acquired fund fees and expenses, interest expense, brokerage commissions, taxes and extraordinary expenses. Only the Board of Directors of the portfolios may terminate a portfolio’s expense cap before the contractual period expires, upon 60 days' prior notice to shareholders.
VP EAFE International Index, Class I	0.99%
VP Natural Resources	0.79%
VP S&P 500 Index	0.40%
VP Volatility Managed Growth, Class F	0.83%
VP Volatility Managed Moderate Growth, Class F	0.83%
VP Volatility Managed Moderate, Class F	0.83%
CVS (1) Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.
Deutsche (1) Through September 30, 2016, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at 0.79% for Capital Growth and 0.82% for Small Mid Cap Value, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest. The agreement may only be terminated with the consent of the fund's Board.

Ameritas Advisor No-Load VA	10

Deutsche (2) Through April 30, 2017, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at ratios no higher than 0.99%, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense. These agreements may only be terminated with the consent of the fund's Board.
Dimensional (1) The fees and expenses shown are as of the fund's most recent fiscal year, October 31, 2015.
Dimensional (2) The Advisor has agreed to waive certain fees and in certain instances, assume certain expenses. The Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2017, and may only be terminated by the Fund's Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.
Fidelity (1) Total Portfolio Fees differs from the ratios of expenses to average net assets in the Financial Highlights section of the Fund's prospectus because of acquired fund fees and expenses.
Invesco (1) Invesco Advisers, Inc. (the "Adviser") has contractually agreed to waive a portion of the Fund's management fee in an amount equal to the net management fee that the Adviser earns on the Fund's investments in certain affiliated funds, which will have the effect of reducing Acquired Fund Fees and Expenses. Unless the Adviser continues the fee waiver agreement, it will terminate on June 30, 2017. The fee waiver agreement cannot be terminated during its term.
Neuberger Berman (1) Neuberger Berman Investment Advisers LLC ("NBIA") has undertaken through December 31, 2019 to waive fees and/or reimburse certain operating expenses, including the compensation of NBIA (except with respect to Large Cap Value Portfolio) and excluding taxes, interest, extraordinary expenses, brokerage commissions, dividend and interest expenses related to short sales, acquired fund fees and expenses and transaction costs, that exceed, in the aggregate, 1.00% of average daily net asset value of the Large Cap Value Portfolio; and 1.50% of the average daily net asset value of the Mid Cap Intrinsic Value Portfolio. The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBIA within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.
PIMCO (1) "Other Fees" reflect interest expense and is based on the amount incurred during the Portfolio's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. Interest expense is required to be treated as a Portfolio expense for accounting purposes and is not payable to PIMCO. The amount of the interest expense (if any) will vary based on the Portfolio's use of such investments as an investment strategy.
PIMCO (2) Total Portfolio Fees excluding interest expense is 1.00% respectively for Commodity RealReturn® Strategy, and 0.65% for Total Return.
PIMCO (3) PIMCO has contractually agreed to waive the Portfolio's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio I Ltd. (the "CRRS Subsidiary") to PIMCO. The CRRS Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect as long as PIMCO's contract with the CRRS Subsidiary is in place.
PIMCO (4) Total Expenses after Waivers and Reductions, if any, excluding interest expense is 0.89%.
Rydex (1) Includes 0.77% Short Sales Dividend and Interest Expense. Short Dividend Expense occurs because the Fund short-sells equity securities to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the dividend rate of the equity security to the lender and records this as an expense of the Fund and reflects the expense in its financial statements. However, any such dividend on a security sold short generally has the effect of reducing the market value of the shorted security – thus increasing the Fund’s unrealized gain or reducing the Fund’s unrealized loss on its short sale transaction. “Short Dividend Expense” is not a fee charged to the shareholder by the Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. Short Interest Expense occurs because the Long Short Equity Fund short-sells a Bond to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the coupon rate of the Bond to the purchaser and records this as an expense. The expense is offset - in its entirety or in part - by the income derived from the short-sale and/or by earnings on the proceeds of the short-sale. Short Interest Expense is not a fee charged to the shareholder by the Advisor or other service provider. Rather, it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund.
Rydex (2) Includes 1.91% Short Interest Expense. Short Interest Expense occurs because the Inverse Government Long Bond Strategy Fund short-sells a Bond to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the coupon rate of the Bond to the purchaser and records this as an expense. The expense is offset – in its entirety or in part – by the income derived from the short-sale and/or by earnings on the proceeds of the short-sale. Short Interest Expense is not a fee charged to the shareholder by the Advisor or other service provider. Rather, it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund.
Third Avenue (1) The Fund's advisor has contractually agreed, for a period of one year from April 30, 2016, to waive receipt of advisory fees and/or reimburse Fund expenses in order to limit total annual expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.30% of average daily net assets, subject to later reimbursement in certain circumstances.
UIF (1) The Management Fees have been restated to reflect the decrease in the advisory fee schedule effective September 30, 2015.
UIF (2) The Portfolios' "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolios so that Total Portfolio Fees, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.35% The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors of The Universal Institutional Funds, Inc. (the "Fund") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
*	Short cites are used in this list. The INVESTMENT OPTIONS section uses complete portfolio names.
**	Portfolios pay 12b-1 fees to us pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows investment companies to pay fees out of portfolio assets to those who sell and distribute portfolio shares. Some portfolios may also pay 0.05 to 0.25 percent of annual portfolio assets for us to provide shareholder support and marketing services.
***	Some portfolios invest in other investment companies (the "acquired portfolios"). In these instances, portfolio shareholders indirectly bear the fees and expenses of the acquired portfolios.
****	Only contractual waivers guaranteed for one year or more after the effective date of each respective fund prospectus are used in the Waivers column of this chart. See the respective portfolio footnotes above for specific details regarding any possible recoupment of waived fees.
*****	"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P as set forth in the Licensing Agreement between us and S&P.

Ameritas Advisor No-Load VA	11

EXAMPLES OF EXPENSES

The Examples below are intended to help you compare the cost of investing in the Policy with the cost of investing in other variable annuity policies. These costs include Policy Owner transaction expenses, contract charges, Separate Account annual expenses, and Subaccount underlying portfolio fees and expenses.

The Examples assume that you invest $10,000 in the Policy for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the underlying portfolio and Policy fees and expenses indicated. The example amounts are illustrative only, and should not be considered a representation of past or future expenses. Your actual expenses may be higher or lower than those shown in the chart.

	The Policy’s expenses are the same whether the Policy is surrendered, annuitized, or continues at the end of the time period shown.
EXAMPLE	1 Yr	3 Yr	5 Yr	10 Yr
Maximum Expenses with GLWB2 – joint spousal (1)	$731	$2,196	$3,665	$7,358
Maximum Expenses with GLWB2 – single life (1)	$682	$2,049	$3,419	$6,861
Maximum Policy Expenses without GLWB2 Rider (2)	$487	$1,461	$2,435	$4,873
Minimum Policy Expenses (3)	$101	$311	$531	$1,134

(1) Maximum Policy Expenses with GLWB2 Rider. This example assumes maximum charges of 0.80% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee that is waived if Policy value is at least $50,000 on a Policy Anniversary, the guaranteed maximum fee for the Guaranteed Lifetime Withdrawal Benefit (2.00% for single life; 2.50% for joint spousal; see the GLWB2 Rider section for explanation of charge basis), plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (3.76%).

(2) Maximum Policy Expenses – issued without GLWB2 Rider. This example assumes maximum charges of 0.80% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee that is waived if Policy value is at least $50,000 on a Policy Anniversary, plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (3.76%).

(3) Minimum Policy Expenses – This example assumes current charges of 0.45% for Separate Account annual expenses, a $40 current Policy fee that is waived if Policy value is at least $50,000 on a Policy Anniversary, plus the minimum fees and expenses after any waivers or reductions of any of the portfolio companies (0.15%).

FINANCIAL INFORMATION

ACCUMULATION UNIT VALUES

We provide Accumulation Unit Value history for each of the Separate Account variable investment options in Appendix C.

FINANCIAL STATEMENTS

Financial statements of the Subaccounts of the Separate Account and our company are included in the Statement of Additional Information. To learn how to get a copy, see the front or back page of this prospectus.

CHARGES EXPLAINED

The following adds to information provided in the CHARGES section. Please review both prospectus sections for information on charges. The Policy has no sales load and no withdrawal charges.

MORTALITY AND EXPENSE RISK CHARGE

We impose a daily fee to compensate us for the mortality and expense risks we have under the Policy. This fee is reflected in the Accumulation Unit values for each Subaccount.

Our mortality risk arises from our obligation to make annuity payments and to pay death benefits prior to the Annuity Date. The mortality risk we assume is that Annuitants will live longer than we project, so our cost in making annuity payments will be higher than projected. However, an Annuitant's own longevity, or improvement in general life expectancy, will not affect the periodic annuity payments we pay under your Policy. Another mortality risk we assume is that at your death the death benefit we pay will be greater than the Policy value.

Our expense risk is that our costs to administer your Policy will exceed the amount we collect through administrative charges.

If the mortality and expense risk charge does not cover our costs, we bear the loss, not you. If the charge exceeds our costs, the excess is our profit.

Ameritas Advisor No-Load VA	12

ADMINISTRATIVE CHARGES

Annual Policy Fee

We reserve the right to charge an annual Policy fee. We reserve the right to waive an annual Policy fee if, on a Policy Anniversary, the Policy value is at least a certain amount which we declare annually. Any Policy fee is deducted from your Policy value on the last Business Day of each Policy Year and upon a complete surrender. This fee is levied by canceling Accumulation Units and making a deduction from the Fixed Account. It is deducted from each Subaccount and the Fixed Account in the same proportion that the value in each Subaccount and the Fixed Account bears to the total Policy value.

TRANSFER FEE

The first 15 transfers per Policy Year from Subaccounts or the Fixed Account are free. A transfer fee may be imposed for any transfer in excess of 15 per Policy Year. The transfer fee is deducted pro rata (i.e. "pro rata" means allocating a dollar amount among the investment options in proportion to the Policy value in those investment options) from each Subaccount (and, if applicable, the Fixed Account) in which the Owner is invested.

TAX CHARGES

Some states and municipalities levy a tax on annuities, currently ranging from 0% to 3.5% of your premiums. These tax rates, and the timing of the tax, vary and may change. Presently, we deduct the charge for the tax in those states with a tax either (a) from premiums as they are received, or (b) upon applying proceeds to an annuity income option.

No charges are currently made for taxes other than premium taxes. We reserve the right to levy charges in the future for taxes or other costs resulting from taxes that we determine are properly attributable to the Separate Account.

Guaranteed Lifetime Withdrawal Benefit 2 ("GLWB2") Charge

The guaranteed maximum and current annual charges for the GLWB2 rider are listed in the CHARGES section of this prospectus. Each fee is stated as a percentage that is multiplied by the Rider Charge Base (see the GLWB2 Rider section of this prospectus). The current charge will be deducted from the Policy value on each Monthly Anniversary.

The charges for the Policy and for the rider will be deducted from the GLWB Model you select. If you use a GLWB Model consisting of multiple investment options, charges will be deducted pro rata from the subaccounts in the model. If your GLWB Model is comprised of a single investment option, charges will be deducted from that investment option.

The rider charge is subject to change upon Policy Anniversary or upon reset as described in the Reset Feature section of the GLWB2 rider description. The rider charge will not exceed the guaranteed maximum fee for the rider listed in the CHARGES section. The rider charge will not be deducted after the Policy value reduces to zero, or if the rider is terminated.

Fees Charged by the Portfolios

Each Subaccount's underlying portfolio has investment advisory fees and expenses. They are set forth in this prospectus' CHARGES section and described in more detail in each fund's prospectus. A portfolio's fees and expenses are not deducted from your Policy value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These fees and expenses help to pay the portfolio's investment advisory and operating expenses.

Waiver of Certain Charges

When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding fees charged by the portfolios). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee. Any fee waiver will not be discriminatory and will be done according to our rules in effect at the time the Policy is issued. We reserve the right to change these rules. The right to waive any charges may be subject to state approval.

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INVESTMENT OPTIONS

The Policy allows you to choose from a wide array of investment options - each chosen for its potential to meet specific investment objectives.

You may allocate your premiums among the Separate Account variable investment options and the Fixed Account fixed interest rate option. Allocations must be in whole percentages and total 100%. The allocation of any premium to the Fixed Account may not exceed 25% of that premium without our prior consent. If our prior consent is not received, we reserve the right to reallocate any excess Fixed Account allocation to the Money Market Subaccount. The variable investment options, which invest in underlying portfolios, are listed and described below.

The value of your Policy will increase or decrease based on the investment performance of the variable investment options you choose. Please consider carefully, and on a continuing basis, which investment options best suit your long-term investment objectives and risk tolerance.

Separate Account Variable Investment Options

The Separate Account provides you with variable investment options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. We may refer to your investment allocation as Accumulation Units or as a variable investment option. The value of your Policy depends directly on the investment performance of the portfolios that you select.

The underlying portfolios in the Separate Account are NOT publicly traded mutual funds, and are NOT the same as publicly traded mutual funds with very similar names. They are only available as separate account investment options in variable life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans.

Even if the investment options and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds.

You should read the prospectuses for the underlying portfolios together with this prospectus for more information.

The Separate Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account or Ameritas Life. The Separate Account was established as a separate investment account of Ameritas Life under Nebraska law on October 26, 1995. Under Nebraska law, we own the Separate Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain on business unrelated to the Separate Account. Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the variable investment options' underlying portfolios. We do not make any representations about their future performance.

You bear the risk that the variable investment options you select may fail to meet their objectives,

that they could go down in value, and that you could lose principal.

Each Subaccount's underlying portfolio operates as a separate investment fund, and the income or losses of one generally have no effect on the investment performance of any other. Complete descriptions of each variable investment option's investment objectives and restrictions and other material information related to an investment in the variable investment option are contained in the prospectuses for each of the underlying portfolios which accompany this prospectus.

The Separate Account Subaccount underlying portfolios listed below are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. There is no assurance the investment objectives will be met.

This information is just a summary for each underlying portfolio. You should read the series fund prospectus for an underlying portfolio accompanying this prospectus for more information about that portfolio, including detailed information about the portfolio’s fees and expenses, investment strategy and investment objective, restrictions, and potential risks. To get a copy of any portfolio prospectus, contact your representative or us as shown on the Table of Contents page or the last page of this prospectus.

Ameritas Advisor No-Load VA	14

15

16

FUND NAME	INVESTMENT ADVISER
Portfolio Name – Subadviser(s)	Portfolio Type / Summary of Investment Objective
American Century Investments	American Century Investment Management, Inc.
American Century VP International Fund, Class I	Capital growth.
American Century VP Mid Cap Value Fund, Class I	Long-term capital growth; income is secondary.
Calvert Variable Products, Inc.*	Calvert Investment Management, Inc.
Calvert VP EAFE International Index Portfolio, Class I – World Asset Management, Inc.	Index: MSCI EAFE Index.
Calvert VP Natural Resources Portfolio – Ameritas Investment Partners ("AIP")	Capital growth.
Calvert VP S&P 500 Index Portfolio – AIP	Index: S&P 500 Index.
Calvert VP Volatility Managed Growth Portfolio, Class F – AIP and Milliman Financial Risk Management, LLC ("Milliman")	Capital growth and income.
Calvert VP Volatility Managed Moderate Growth Portfolio, Class F – AIP and Milliman	Income and capital growth.
Calvert VP Volatility Managed Moderate Portfolio, Class F – AIP and Milliman	Current income.
Calvert Variable Series, Inc.*	Calvert Investment Management, Inc.
Calvert VP SRI Balanced Portfolio, Class I	Income and capital growth.
Deutsche Variable Series I	Deutsche Investment Management Americas Inc.
Deutsche Capital Growth VIP Portfolio, Class A	Long-term growth of capital.
Deutsche Variable Series II	Deutsche Investment Management Americas Inc.
Deutsche Global Growth VIP Portfolio, Class A	Long-term capital growth.
Deutsche Small Mid Cap Value VIP Portfolio, Class A	Long-term capital appreciation.
DFA Investment Dimensions Group Inc.	Dimensional Fund Advisors LP
VA Global Bond Portfolio – Dimensional Fund Advisors Ltd. ("DFAL") and DFA Australia Limited ("DFAA")	Market rate of return for a fixed income portfolio with low relative volatility of returns.
VA Global Moderate Allocation Portfolio	Total return consisting of capital appreciation and current income.
VA International Small Portfolio – DFAL and DFAA	Long-term capital appreciation.
VA International Value Portfolio – DFAL and DFAA	Long-term capital appreciation.
VA Short-Term Fixed Portfolio – DFAL and DFAA	Stable real return in excess of the rate of inflation with a minimum of risk.
VA U.S. Large Value Portfolio	Long-term capital appreciation.
VA U.S. Targeted Value Portfolio	Long-term capital appreciation.
Fidelity® Variable Insurance Products	Fidelity Management & Research Company
Fidelity® VIP Contrafund® Portfolio, Initial Class (2,4)	Long-term capital appreciation.
Fidelity® VIP Equity-Income Portfolio, Initial Class (2,4)	Index: S&P 500® Index.
Fidelity® VIP Government Money Market Portfolio, Initial Class (1,4)	Current income.
Fidelity® VIP Growth Portfolio, Initial Class (2,4)	Capital appreciation.
Fidelity® VIP High Income Portfolio, Initial Class (2,4)	Income and growth.
Fidelity® VIP Investment Grade Bond Portfolio, Initial Class (1,4)	Bond.
Fidelity® VIP Mid Cap Portfolio, Initial Class (2,4)	Long-term growth.
Fidelity® VIP Overseas Portfolio, Initial Class (2,4)	Long-term growth.
Fidelity® VIP Strategic Income Portfolio, Initial Class (1,2,3,4)	Current income.
Subadvisers: (1) Fidelity Investments Money Management, Inc.; (2) FMR Co., Inc.; (3) FIL Investment Advisors (UK) Limited; and (4) other investment advisers serve as sub-advisers for the fund.
Franklin Templeton Variable Insurance Products Trust	Franklin Advisers, Inc.
Templeton Global Bond VIP Fund, Class 2	Current income, consistent with preservation of capital, with capital appreciation as secondary.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco Advisers, Inc.
Invesco V.I. American Franchise Fund, Series I	Seek capital growth.
Invesco V.I. International Growth Fund, Series I	Long-term growth of capital.
MFS® Variable Insurance Trust	Massachusetts Financial Services Company
MFS® Utilities Series, Initial Class	Seeks total return.
MFS® Variable Insurance Trust II	Massachusetts Financial Services Company
MFS® Research International Portfolio, Initial Class	Seeks capital appreciation.

Ameritas Advisor No-Load VA	17

FUND NAME	INVESTMENT ADVISER
Portfolio Name – Subadviser(s)	Portfolio Type / Summary of Investment Objective
Neuberger Berman Advisers Management Trust	Neuberger Berman Investment Advisers LLC
Neuberger Berman AMT Large Cap Value Portfolio, Class I	Seeks long-term growth of capital.
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I	Seeks growth of capital.
PIMCO Variable Insurance Trust	Pacific Investment Management Company LLC
PIMCO CommodityRealReturn® Strategy Portfolio, Administrative Class	Seeks maximum real return.
PIMCO Total Return Portfolio, Administrative Class	Seeks maximum total return.
Rydex Variable Trust	Guggenheim Investments
Guggenheim Long Short Equity Fund	Seeks long term capital appreciation.
Rydex Government Long Bond 1.2x Strategy Fund	Seeks to provide investment results that correspond, before fees and expenses, to 120% of daily price movement of Long Treasury Bond.
Rydex Inverse Government Long Bond Strategy Fund	Seeks to provide total returns that inversely correlate, before fees and expenses, to the price movements of Long Treasury Bond - a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis.
Rydex Inverse NASDAQ-100® Strategy Fund	Seeks to provide investment results that match, before fees and expenses, the inverse (opposite) performance of the Nasdaq-100 Index® on a daily basis.
Rydex Inverse S&P 500® Strategy Fund	Seeks to provide investment results that match, before fees and expenses, the inverse (opposite) performance of the S&P 500® Index on a daily basis.
Rydex NASDAQ-100® Fund	Seeks to provide investment results that correspond, before fees and expenses, to the NASDAQ-100 Index® on a daily basis.
Rydex Nova Fund	Seeks to provide investment results that match, before fees and expenses, 150% of the performance of S&P 500® Index on a daily basis.
Rydex Precious Metals Fund	Seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector.
Rydex Russell® 2000 1.5x Strategy Fund	Seeks to provide investment results that correlate, before fees and expenses, to 150% of performance of the Russell 2000® Index on a daily basis.
T. Rowe Price Equity Series, Inc.	T. Rowe Price Associates, Inc.
T. Rowe Price Blue Chip Growth Portfolio	Seeks to provide long-term capital growth. Income is a secondary objective.
Third Avenue Variable Series Trust	Third Avenue Management LLC
Third Avenue Value Portfolio	Long-term capital appreciation.
The Universal Institutional Funds, Inc.	Morgan Stanley Investment Management Inc.
UIF Emerging Markets Equity Portfolio, Class I – Morgan Stanley Investment Management Company and Morgan Stanley Investment Management Limited	Long-term capital appreciation by investing primarily in growth oriented equity securities of issuers in emerging market countries.
Vanguard® Variable Insurance Fund **

The Vanguard Group, Inc. (1)
Wellington Management Company, LLP (2)
Barrow, Hanley, Mewhinney & Strauss, LLC (3)
Jackson Square Partners, LLC (4)
William Blair & Company, L.L.C. (5)
Schroder Investment Management North

America, Inc. (6)
Baillie Gifford Overseas Ltd. (7)
M&G Investment Management Limited (8)
Granahan Investment Management, Inc. (9)
Arrowpoint Asset Management, LLC (10)

Vanguard® Balanced Portfolio (2)	Growth and Income.
Vanguard® Conservative Allocation Portfolio (1)	Current income and low to moderate capital appreciation.
Vanguard® Diversified Value Portfolio (3)	Growth and Income.
Vanguard® Equity Income Portfolio (1,2)	Growth and Income.
Vanguard® Equity Index Portfolio (1)	Index: Growth and Income.
Vanguard® Growth Portfolio (2,4,5)	Growth.
Vanguard® High Yield Bond Portfolio (2)	Income.

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FUND NAME	INVESTMENT ADVISER
Portfolio Name – Subadviser(s)	Portfolio Type / Summary of Investment Objective
Vanguard® International Portfolio (6,7,8)	Growth.
Vanguard® Mid-Cap Index Portfolio (1)	Index: Growth.
Vanguard® Moderate Allocation Portfolio (1)	Capital appreciation and a low to moderate level of current income.
Vanguard® Money Market Portfolio (1)	Money Market.
Vanguard® REIT Index Portfolio (1)	Index: Growth and Income.
Vanguard® Short-Term Investment-Grade Portfolio (1)	Current income while maintaining limited price volatility.
Vanguard® Small Company Growth Portfolio (1,9,10)	Growth.
Vanguard® Total Bond Market Index Portfolio (1)	Index: Bonds.
Vanguard® Total Stock Market Index Portfolio (1)	Index: Growth and Income.

*	These funds are part of Ameritas Mutual Holding Company ("Ameritas"), the ultimate parent of Ameritas Life. The funds’ investment adviser and Ameritas Investment Partners, Inc. are indirect subsidiaries of Ameritas. Calvert Investment Distributors, Inc., the underwriter for these funds, is also an indirect subsidiary of Ameritas.
**	Vanguard is a trademark of The Vanguard Group, Inc.

Adding, Deleting, or Substituting Variable Investment Options

We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available.

We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio, if the shares of the underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account. We may add new Separate Account underlying portfolios, or eliminate existing underlying portfolios, when, in our sole discretion, conditions warrant a change. In all of these situations, we will receive any necessary SEC and state approval before making any such change.

Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts. Where permitted by applicable law, we reserve the right to remove, combine or add Subaccounts. Subaccounts may be closed to new or subsequent premium payments, transfers or premium allocations. We will receive any necessary SEC and state approval before making any such change.

We will notify you of any changes to the variable investment options.

Substitution of Money Market Fund

We have filed an application with the Securities and Exchange Commission ("SEC") seeking an order approving the substitution of shares of the Fidelity® VIP Government Money Market Portfolio, Initial Class for shares of the Vanguard® Money Market Portfolio.

The effect of the substitution would permit us to replace the Vanguard® Money Market Portfolio ("Existing Fund") with the Fidelity® VIP Government Money Market Portfolio ("Replacement Fund") as an investment option under the Policies. The Existing Fund and Replacement Fund are described in their respective summary prospectuses, which are available at no charge by contacting the Service Center at 800-255-9678, or by logging into your account at ameritasdirect.com.

Until the date of the substitution, Policy value allocated to the Vanguard® Money Market Portfolio may remain invested in the corresponding Subaccount, and transfers of Policy value into and out of that Subaccount will be allowed.

We anticipate the substitution will occur on or around July 22, 2016. Between May 1, 2016 and the date of the substitution, if you have allocations to the Vanguard® Money Market Portfolio Subaccount, you may transfer such allocations to any other available Subaccount without any charge or limitation (except potentially harmful transfers (see the "Disruptive Trading Procedures" section)).

If carried out, the proposed substitution would result in any Policy value you have allocated to the Existing Fund Subaccount being transferred at relative net asset value to the Replacement Fund Subaccount. We will pay all expenses incurred in connection with the substitution. There would be no tax consequences resulting from this transfer. After the substitution, the Existing Fund Subaccount will no longer be available for investment under the Policy.

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We will comply with the SEC requirements including those concerning reimbursement of any higher portfolio expenses charged by the Replacement Fund. Specifically, with regard to reimbursements, our application states that we will, for twelve months after the effective date of the substitution, reimburse Policy Owners with allocations to the Replacement Fund Subaccount so that the expense ratio of the Replacement Fund will not exceed the expense ratio reported by the Current Fund as of the end of such Current Fund's most recently ended fiscal year. At the end of the twelve months following the effective date of the substitution, the reimbursement will cease, and the expense ratio will be that of the Replacement Fund.

Once the substitution occurs, unless you instruct us otherwise, any existing or future instruction that designates the Existing Fund Subaccount will be deemed to be an instruction for the Replacement Fund Subaccount. This includes, but is not limited to, instructions for purchase payments, partial withdrawals, and transfer instructions (including instructions under any automatic or systematic transfer program). All references to the Existing Fund will be replaced with a reference to the Replacement Fund, and all references to a money market subaccount will refer to the Fidelity® VIP Government Money Market Portfolio, Initial Class Subaccount. On the date of the substitution and thereafter, this Policy will no longer include the Vanguard® Money Market Portfolio Subaccount.

Information about the Replacement Fund, its investment policy, risks, fees and expenses and other aspects of its operations, can be found in its prospectus, which you should read carefully. There is no assurance that the Replacement Fund will achieve its stated objective.

If you have any questions about this proposed substitution, please contact a Service Center representative at 800-255-9678.

Resolving Material Conflicts – Underlying Investment Interests

In addition to serving as underlying portfolios to the Subaccounts, the portfolios are available to registered separate accounts of other insurance companies offering variable annuity and variable life insurance contracts. We do not currently foresee any disadvantages to you resulting from the fund companies selling portfolio shares to fund other products. However, there is a possibility that a material conflict of interest may arise between Policy Owners and the owners of variable contracts issued by other companies whose values are allocated to one of the portfolios. Shares of some of the portfolios also may be sold to certain qualified pension and retirement plans qualifying under section 401 of the Internal Revenue Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other contracts (including contracts issued by other companies), and such retirement plans or participants in such retirement plans. In the event of a material conflict, we will take any necessary steps to resolve the matter, including removing that portfolio as an underlying investment option of the Separate Account. The Board of Directors of each fund company will monitor events in order to identify any material conflicts that may arise and determine what action, if any, should be taken in response to those events or conflicts. See the accompanying prospectuses of the portfolios for more information. (Also see the Transfers section, Omnibus Orders.)

Fixed Account Investment Option

There is one fixed interest rate option ("Fixed Account"), where we bear the investment risk. We guarantee that you will earn a minimum interest rate that will yield at least 1% per year, compounded annually. We may declare a higher current interest rate. However, you bear the risk that we will not credit more interest than will yield the minimum guaranteed rate per year for the life of the Policy. Information on any change in the Fixed Account interest rate can be obtained from our Service Center. We have sole discretion over how assets allocated to the Fixed Account are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. Assets in the Fixed Account are subject to claims by creditors of the company. The focus of this prospectus is to disclose the Separate Account aspects of the Policy.

All amounts allocated to the Fixed Account become assets of our general account. Obligations in the general account are subject to the claims paying ability of the Company and do not apply to the performance of the underlying investment options available with the Policy. Interest in the general account has not been registered with the SEC and is not subject to SEC regulation, nor is the general account registered as an investment company with the SEC.

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Transfers

Prior to the Annuity Date, you may transfer Policy value from one Subaccount to another, from the Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount, subject to these rules:

Transfer Rules:

▪	A transfer is considered any single request to move assets from one or more Subaccounts or the Fixed Account to one or more of the other Subaccounts or the Fixed Account.
▪	We must receive notice of the transfer by either Written Notice, an authorized telephone transaction, or by Internet when available. Transfer requests by facsimile, telephone, or Internet must be sent to us by 3:00 p.m. Central Time (2:30 p.m. for Rydex) for same day processing. Requests received later are processed on the next trading day. Fax requests must be sent to our trade desk at 402-467-7923. If requests are faxed elsewhere, we will process them as of the day they are received by our trading unit.
▪	The transferred amount must be at least $250, or the entire Subaccount or Fixed Account value if it is less. (If the value remaining after a transfer will be less than $250 in a Subaccount or $100 in the Fixed Account, we will include that amount as part of the transfer.)
•	If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the value of the Fixed Account at the time the Dollar Cost Averaging program is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited.
•	The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer limits.
▪	The first 15 transfers each Policy Year are free. Thereafter, transfers may result in a $10 charge for each transfer. This fee is deducted on a pro rata basis from balances in all Subaccounts and the Fixed Account; it is not subtracted from the amount of the transfer. Transfers under any systematic transfer program do count toward the 15 free transfer limit.
▪	A transfer from the Fixed Account (except made pursuant to a systematic transfer program):
•	may be made only once each Policy Year;
•	may be delayed up to six months;
•	is limited during any Policy Year to the greatest of:
•	25% of the Fixed Account value on the date of the initial transfer during that year;
•	the greatest amount of any similar transfer out of the Fixed Account during the previous 13 months; or
•	$1,000.
▪	The amount transferred into the Fixed Account in any Policy Year (except made pursuant to a systematic transfer program) may not exceed 10% of the Policy value of all Subaccounts as of the most recent Policy Anniversary, unless the remaining value in any single Subaccount would be less than $1,000 in which case you may elect to transfer the entire value in that Subaccount to the Fixed Account. Prior to the first Policy anniversary, the most recent Policy anniversary is the date the first transfer is made into the Fixed Account.
▪	If the Policy value in any Subaccount falls below $100, we may transfer the remaining balance, without charge, proportionately to the remaining investment options you selected in your latest allocation instructions. We will notify you when such a transfer occurs. You may, within 60 days of the date of our notice, reallocate the amount transferred, without charge, to another investment option.
▪	Rydex Subaccount transfers received later than 2:30 p.m. Central Time are processed the next Business Day.
▪	We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time, subject to Policy restrictions.
▪	In the event you authorize telephone or Internet transfers, we are not liable for telephone or Internet instructions that we in good faith believe you authorized. We will employ reasonable procedures to confirm that instructions are genuine.

Omnibus Orders

Purchase and redemption orders received by the portfolios generally are "omnibus" orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the ability of the portfolios to apply their respective disruptive trading policies and procedures. We cannot guarantee that the portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies

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and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of portfolio shares, as well as the owners of all variable life insurance or variable annuity contracts, including ours, whose variable investment options correspond to the affected portfolios. In addition, if a portfolio believes that an omnibus order that we submit may reflect one or more transfer requests from Owners engaged in disruptive trading, the portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

Third-Party Services

Where permitted and subject to our rules, we may accept your authorization to have a third party exercise transfers or investment allocations on your behalf. Third-party transfers and allocations are subject to the same rules as all other transfers and allocations. You can make this election by sending us Written Notice. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies. They are accountable to you alone for such transfers or allocations. We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services. You should be aware that fees charged by such third parties for their service are separate from and in addition to fees paid under the Policy.

Disruptive Trading Procedures

The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market (except in Subaccounts whose underlying portfolio prospectus specifically permits such trading). Such frequent trading, programmed transfers, or transfers that are large in relation to the total assets of a Subaccount’s underlying portfolio can disrupt management of a Subaccount’s underlying portfolio and raise expenses. This in turn can hurt performance of an affected Subaccount and therefore hurt your Policy’s performance.

Organizations or individuals that use market timing investment strategies and make frequent or other disruptive transfers should not purchase the Policy, unless such transfers are limited to Subaccounts whose underlying portfolio prospectuses specifically permit such transfers.

Policy Owners should be aware that we are contractually obligated to provide Policy Owner transaction data relating to trading activities to the underlying funds on written request and, on receipt of written instructions from a fund, to restrict or prohibit further purchases or transfers by Policy Owners identified by an underlying fund as having engaged in transactions that violate the trading policies of the fund.

We reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to impose restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy Owners. Restrictions may include changing, suspending, or terminating telephone, online, and facsimile transfer privileges. We will also enforce any Subaccount underlying portfolio manager’s own restrictions imposed upon transfers considered by the manager to be disruptive. Our disruptive trading procedures may vary from Subaccount to Subaccount, and may also vary due to differences in operational systems and contract provisions. Any Subaccount restrictions will be uniformly applied.

There is no assurance that the measures we take will be effective in preventing market timing or other excessive transfer activity. Our ability to detect and deter disruptive trading and to consistently apply our disruptive trading procedures may be limited by operational systems and technological limitations. The discretionary nature of our disruptive trading procedures may result in some Policy Owners being able to market time, while other Policy Owners bear the harm associated with timing. Also, because other insurance companies and retirement plans may invest in Subaccount underlying portfolios, we cannot guarantee that Subaccount underlying portfolios will not suffer harm from disruptive trading within contracts issued by them. Certain Subaccount underlying portfolios, such as the Rydex Subaccounts, may permit short-term trading and will have disclosed this practice in their portfolios’ prospectuses.

Excessive Transfers

We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we will consider, among other things:

▪	the total dollar amount being transferred;
▪	the number of transfers you make over a period of time;
▪	whether your transfers follow a pattern designed to take advantage of short term market fluctuations, particularly within certain Subaccount underlying portfolios;
▪	whether your transfers are part of a group of transfers made by a third party on behalf of individual Policy Owners in the group; and
▪	the investment objectives and/or size of the Subaccount underlying portfolio.

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Third Party Traders

We reserve the right to restrict transfers by any firm or any other third party authorized to initiate transfers on behalf of multiple Policy Owners if we determine such third party trader is engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we may, among other things:

▪	reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or
▪	reject the transfer or exchange instructions of individual Policy Owners who have executed transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

We will notify affected Policy Owners before we limit transfers, modify transfer procedures or refuse to complete a transfer. Transfers made pursuant to participation in a dollar cost averaging, portfolio rebalancing or earnings sweep program are not subject to these disruptive trading procedures. See the sections of the Prospectus describing those programs for the rules of each program.

Systematic Transfer Programs

We offer several systematic transfer programs. We reserve the right to alter or terminate these programs upon thirty days written notice to you.

Dollar Cost Averaging

The Dollar Cost Averaging program allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the Money Market Subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when a portfolio’s value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Policy value, protect against a loss, or otherwise achieve your investment goals.

Dollar Cost Averaging Program Rules:

▪	There is no additional charge for the Dollar Cost Averaging program.
▪	We must receive notice of your election and any changed instruction - either by Written Notice or by telephone transaction instruction.
▪	Automatic transfers can only occur monthly.
▪	The minimum transfer amount out of the Money Market Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the Fixed Account value at the time Dollar Cost Averaging is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
▪	You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy Month date.
▪	You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the Money Market Subaccount or the Fixed Account is less than $100.
▪	Dollar Cost Averaging is not available when the Portfolio Rebalancing program is elected.

Portfolio Rebalancing

The Portfolio Rebalancing program allows you to rebalance your Policy value among designated Subaccounts only as you instruct. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

Portfolio Rebalancing Program Rules:

▪	There is no additional charge for the Portfolio Rebalancing program.
▪	The Fixed Account is excluded from this program.
▪	You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice or by telephone transaction instruction.
▪	You may have rebalancing occur quarterly, semi-annually or annually.

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Earnings Sweep

The Earnings Sweep program allows you to sweep earnings from your Subaccounts to be rebalanced among designated investment options (Subaccounts or the Fixed Account), either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs.

Earnings Sweep Program Rules:

▪	There is no additional charge for the Earnings Sweep program.
▪	The Fixed Account is included in this program.
▪	You must request the Earnings Sweep program, give us your allocation instructions, or request to end this program either by Written Notice or by telephone transaction instruction.
▪	You may have your earnings sweep quarterly, semi-annually or annually.

GLWB Models

We may offer GLWB Models. The GLWB Models we currently offer are comprised of volatility managed funds. The GLWB Models are required if your Policy is issued with the GLWB2 rider or if you add the GLWB2 rider after issue of your Policy. They are the only permitted GLWB Models for such Policies.

Each of the three GLWB Models is comprised of a single investment option that is managed by our affiliate, Calvert Investment Management, Inc. ("CIM"), subject to the oversight of CIM and the fund's Board of Directors. (See Potential Conflicts of Interest, below.) The strategies used by the GLWB Models limit the volatility risks associated with offering living benefit riders. In providing the GLWB Models, we are not providing investment advice or managing the allocations under your Policy. There is no investment advisory agreement between you and any of our affiliates to act as an adviser to you as the Policy Owner.

GLWB Models available for use with the GLWB2 rider are:

▪	VM Growth Model – The VM Growth Model is for long-term investors who seek growth potential with less emphasis on current income. The Model is likely to experience fluctuation in value, while seeking to manage overall volatility. Losses are still possible.
▪	VM Moderate Growth Model – The VM Moderate Growth Model is for long-term investors who seek a balance of current income and growth potential. The Model is likely to experience some fluctuations, while seeking to manage overall volatility. Losses are still possible.
▪	VM Moderate Model – The VM Moderate Model is for investors who seek current income and stability, with modest potential for increase in the value of their investment. Losses are still possible.

To elect a GLWB Model:

▪	You must allocate all of your Policy value to one GLWB Model.
▪	You are responsible for determining which model is best for you. Your financial adviser can help you make this determination and may provide you with an investor questionnaire to help you define your investing style. There is no guarantee that the model you select is appropriate to your ability to withstand investment risk. We are not responsible for your selection of a specific investment option or model, or your decision to change to a different investment option.
▪	Performance of each GLWB Model is updated monthly on our website and is available upon request. If you wish to keep using your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically updated. If you wish to change your selected model, you can select a different GLWB Model.
▪	You may not make changes to your allocations outside the GLWB Models. Changes to allocations outside the GLWB Model will be considered as having withdrawn from the model and risk termination of your GLWB2 rider. For this reason, you will not be able to execute trades online when you are using a GLWB Model. You will be required to communicate with the Service Center if you wish to make a transfer or trade away from a GLWB Model. The Service Center will communicate that your election to execute a trade will result in the discontinuance of the GLWB Model for your policy, prior to you being able to execute any telephone transaction.
▪	Additional safeguards apply if your Policy has the GLWB2 rider (See the GLWB2 Rider section, Asset Allocation).
▪	If participation in the GLWB Models terminates, including by death of the Owner, Policy value will reflect allocations to the model last selected before termination. Any additional premiums received after the death of the Owner will be returned.

The strategies used by the GLWB Models seek to limit the volatility risks associated with the value of your Policy. While these strategies are intended to reduce the risk of market losses from investing in equity securities, they may result in periods of underperformance, especially, but not limited to, during times when the market is appreciating. As a result, your Policy value may rise less than it would have without these strategies. During periods of high market volatility, the strategies are intended to dampen the impact on your Policy value during sharp market losses, but nevertheless, you may still incur losses.

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Potential Conflicts of Interest Relating to GLWB Models

In providing investment advisory services for the investments that comprise the GLWB Models, CIM, together with its affiliates, including us, is subject to competing interests that may influence its decisions. These competing interests typically arise because CIM or one of its affiliates serves as the investment adviser or sub-adviser to the underlying funds and may provide other services in connection with such underlying funds, and because the compensation our affiliates receive for providing these investment advisory and subadvisory services, and we receive for providing other services, varies depending on the underlying fund. For additional information about the conflicts of interest to which CIM and its affiliates are subject, see the fund prospectuses for the funds underlying each of the GLWB Models. You may obtain prospectuses for the funds underlying each of the GLWB Models free of charge by contacting our Service Center.

Although GLWB Models are intended to mitigate investment risk, there is a risk that investing pursuant to a model will still lose value. For information about risks related to, and more detail about the investment options that comprise, the GLWB Models, including more information about conflicts of interest, see the prospectuses for the underlying investment options. We may modify the available investment options, including selection of GLWB Models, at any time. We also may discontinue use of the GLWB Models at any time (see the GLWB2 Rider, Asset Allocation section for additional information on discontinuation of a GLWB Model).

The GLWB2 rider will terminate if you withdraw from a designated model or allocate any portion of your subsequent premium payments to an investment option that is not consistent with the listed models.

IMPORTANT POLICY PROVISIONS

Many key rights and benefits under the Policy are summarized in this prospectus; however, you must refer to the Policy itself for the actual terms of the Policy. You may obtain a copy of the Policy from us. The Policy remains in force until surrendered for its Cash Surrender Value, or until all proceeds have been paid under an annuity income option or as a death benefit.

Policy Application and Issuance

To purchase a Policy, you must submit an application and a minimum initial premium. A Policy usually will be issued only if you and the Annuitant are age 0 through 85, rounded to the nearest birthday. We reserve the right to reject any application or premium for regulatory reasons, or if the application or premium does not meet the requirements stated in the Policy, as disclosed in this prospectus.

Replacing an existing annuity policy is not always your best choice. Evaluate any replacement carefully.

If your application is in good order upon receipt, we will credit your initial premium (less premium tax, if applicable) to the Policy value in accordance with your allocation instructions within two Business Days after the later of the date we receive your application or the date we receive your premium. If the application is incomplete or otherwise not in good order, we will contact you within five Business Days to explain the delay; at that time we will refund your initial premium unless you consent to our retaining it to apply it to your Policy once all Policy issuance requirements are met.

The Policy Date is the date two Business Days after we receive your application and initial premium. It is the date used to determine Policy Anniversaries and Policy Years. No Policy will be dated on or after the 29th day of a month. (This does not affect how premium is credited; see the paragraph above.)

Application in Good Order

All application questions must be answered, but particularly note these requirements:

▪	The Owner's and the Annuitant's full name, Social Security number, and date of birth must be included.
▪	Your premium allocations must be completed in whole percentages, and total 100%.
▪	Initial premium must meet minimum premium requirements.
▪	Your signature must be on the application.
▪	Identify the type of plan, whether it is non-qualified or, if it is qualified, state the type of qualified plan.
▪	City, state and date application was signed must be completed.
▪	If you have one, please give us your e-mail address to facilitate receiving updated Policy information by electronic delivery.
▪	There may be forms in addition to the application required by law or regulation, especially when a qualified plan or replacement is involved.

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Premium Requirements

Your premium checks should be made payable to "Ameritas Life Insurance Corp." We may postpone crediting any payment made by check to your Policy value until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources. Total premiums for all annuities held with us for the same Annuitant or Owner may not exceed $1 million without our consent.

Initial Premium

▪	The only premium required. All others are optional.
▪	Must be at least $2,000. We have the right to change these premium requirements, and to accept a smaller initial premium if payments are established as part of a regularly billed program (electronic funds transfer, payroll deduction, etc.) or as part of a tax-qualified plan.

Additional Premiums

▪	Must be at least $250; $50 if payments are established as part of a regularly billed program (electronic funds transfer, payroll deduction, etc.) or a tax-qualified plan. We have the right to change these premium requirements.
▪	Will not be accepted, without our approval, on or after the earlier of (i) the Policy Anniversary nearest your 85th birthday or (ii) the Annuity Date.

Allocating Your Premiums

You may allocate your premiums among the variable investment options and the Fixed Account fixed interest rate option. Initial allocations in your Policy application will be used for additional premiums until you change your allocation.

▪	Allocations must be in whole percentages, and total 100%.
▪	You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to premiums received on or after the date we receive your Written Notice or authorized telephone transaction.
▪	All premiums will be allocated pursuant to your instructions on record with us.
▪	The allocation of any premium to the Fixed Account may not exceed 25% without our prior consent. If our prior consent is not received, we reserve the right to reallocate any excess Fixed Account allocation proportionately to the remaining investment options you selected in your latest allocation instructions.

"Right to Examine" Period Allocations

If you are not satisfied with the Policy, you may void it by returning it to us within 10 days of receipt, or longer where required by state law. You will then receive a full refund of your Policy value; however, where required by certain states, or if your Policy was issued as an Individual Retirement Account ("IRA"), you will receive either the premium paid or your Policy value, whichever amount is greater.

Your Policy Value

On your Policy's date of issue, the Policy value equals the initial premium less any charge for applicable premium taxes. On any Business Day thereafter, the Policy value equals the sum of the values in the Separate Account variable investment options and the Fixed Account. The Policy value is expected to change from day to day, reflecting the expenses and investment experience of the selected variable investment options (and interest earned in the Fixed Account option) as well as the deductions for charges under the Policy.

Separate Account Value

Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Policy value held in the Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's Accumulation Unit value by the number of Subaccount units allocated to the Policy. Each Subaccount's Accumulation Unit value is calculated at the end of each Business Day as follows:

(a)	the per share net asset value of the Subaccount's underlying portfolio as of the end of the current Business Day plus any dividend or capital gain distribution declared and unpaid by the underlying portfolio during that Business Day, times the number of shares held by the Subaccount, before the purchase or redemption of any shares on that date; minus
(b)	the daily mortality and expense risk charge; and this result divided by
(c)	the total number of Accumulation Units held in the Subaccount on the Business Day before the purchase or redemption of any Accumulation Units on that day.

When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on the Business Day the transaction is made.

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An investment in money market funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

Fixed Account Value

The Policy value of the Fixed Account on any Business Day equals:

(a)	the Policy value of the Fixed Account at the end of the preceding Policy Month; plus
(b)	any premiums credited since the end of the previous Policy Month; plus
(c)	any transfers from the Subaccounts credited to the Fixed Account since the end of the previous Policy Month; minus
(d)	any transfer and transfer fee from the Fixed Account to the Subaccounts since the end of the previous Policy Month; minus
(e)	any partial withdrawal taken from the Fixed Account since the end of the previous Policy Month; minus
(f)	the Fixed Account's share of the annual Policy fee on the Policy Anniversary; plus
(g)	interest credited on the Fixed Account balance.

Telephone Transactions

Telephone Transactions Permitted:

▪	Transfers among investment options.
▪	Establish systematic transfer programs.
▪	Change of premium allocations.

How to Authorize Telephone Transactions

▪	Upon your authorization on the Policy application or in Written Notice to us, you or a third person named by you may do telephone transactions on your behalf. You bear the risk of the accuracy of any designated person's instructions to us.

Telephone Transaction Rules:

▪	Must be received by close of the New York Stock Exchange ("NYSE") (usually 3:00 p.m. Central Time), except Rydex Subaccount transactions must be received by 2:30 p.m. Central Time; if later, the transaction will be processed the next day the NYSE is open.
▪	Calls will be recorded for your protection.
▪	For security, you or your authorized designee must provide your Social Security number and/or other identification information.
▪	May be discontinued at any time as to some or all Owners.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

DEATH OF ANNUITANT

Upon the Annuitant’s death prior to 30 days before the Annuity Date, you may generally name a new Annuitant. If any Owner is the Annuitant, then upon that Owner’s death, the Policy’s applicable death benefit becomes payable to the named beneficiary(ies). However, if the beneficiary is the deceased Owner’s spouse, then upon that Owner’s death the spouse may be permitted under federal tax law to become the new Owner of the Policy and to name an Annuitant and different beneficiaries.

Delay of Payments

We will usually pay any amounts requested as a full surrender or partial withdrawal from the Separate Account within 7 days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Separate Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

We may defer payments of full surrenders or partial withdrawals or a transfer from the Fixed Account for up to 6 months from the date we receive your Written Notice, after we request and receive approval from the insurance commissioner of the state where the Policy is delivered.

Beneficiary

You may change your beneficiary by sending Written Notice to us, unless the named beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named beneficiary is irrevocable you may change the named beneficiary only by Written Notice signed by both you and the beneficiary. If more than one named beneficiary is designated, and you fail to specify their interest, they will share equally.

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If there are joint Owners, the surviving joint Owner will be deemed the beneficiary, and the beneficiary named in the Policy application or subsequently changed will be deemed the contingent beneficiary. If both joint Owners die simultaneously, the death benefit will be paid to the contingent beneficiary.

If the beneficiary is your surviving spouse, the spouse may elect either to receive the death benefit, in which case the Policy will terminate, or to continue the Policy in force with the spouse as Owner. The surviving spouse may not elect the Guaranteed Lifetime Withdrawal Benefit 2 rider when the single life option was selected and the Policy was issued under an Internal Revenue Code Section 401 or 457 qualified plan.

If the named beneficiary dies before you, then your estate is the beneficiary until you name a new beneficiary.

Minor Owner or Beneficiary

A minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy beneficiary. In most states parental status does not automatically give parents the power to provide an adequate release to us to make beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named beneficiary, we are able to pay the minor's beneficiary payments to the minor's trustee or guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

Policy Changes

Any change to your Policy is only effective if on a form acceptable to us, and then only once it is received at our Service Center and recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this prospectus' first two pages and last page.

Policy Termination

We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy. See this prospectus' POLICY DISTRIBUTIONS: Withdrawals section for more information.

If you have paid no premiums during the previous 36-month period, we have the right to pay you the total value of your Policy in a lump sum and cancel the Policy if (i) the Cash Surrender Value is less than $1,000 (does not apply to IRAs), or (ii) the paid-up lifetime income annuity benefit at maturity, based on an accumulation of the Policy value to maturity, would be less than $20 per month.

POLICY DISTRIBUTIONS

There are several ways to take all or part of your investment out of your Policy, both before and after the Annuity Date. Tax penalties may apply to amounts taken out of your Policy before the Annuity Date. Your Policy also provides a death benefit that may be paid upon your death prior to the Annuity Date. All or part of a death benefit may be taxable.

Withdrawals

You may withdraw, by Written Notice, all or part of your Policy's Cash Surrender Value prior to the Annuity Date. Following a full surrender of the Policy, or at any time the Policy value is zero, all your rights in the Policy end. Total surrender requires you to return your Policy to us.

Withdrawals may be subject to: ▪ Income Tax ▪ Penalty Tax

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Withdrawal Rules

▪	Withdrawals must be by Written Notice. A request for a systematic withdrawal plan must be on our form and must specify a date for the first payment, which must be the 1st through 28th day of the month.
▪	Minimum withdrawal is $250.
▪	We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy.
▪	Withdrawal results in cancellation of Accumulation Units from each applicable Subaccount and deduction of Policy value from any Fixed Account option. If you do not specify which investment option(s) from which to take the withdrawal, it will be taken from each investment option in the proportion that the Policy value in each investment option bears to the total Policy value.
▪	The amount paid to you upon total surrender of the Policy (taking any prior partial withdrawals into account) may be less than the total premiums made, because we will deduct any charges owed but not yet paid, a premium tax charge may apply to withdrawals, and because you bear the investment risk for all amounts you allocate to the Separate Account.
▪	Unless you give us Written Notice not to withhold taxes from a withdrawal, we must withhold 10% of the taxable amount withdrawn to be paid as a federal tax, as well as any amounts required by state laws to be withheld for state income taxes.

Ameritas Life and the Separate Account may allow facsimile request forms and signatures to be used for the purpose of a "Written Notice" authorizing withdrawals from your Policy. You may complete and execute a withdrawal form and send it to our Service Center fax number, 402-467-7335. We may offer this method of withdrawal as a service to meet your needs when turnaround time is critical. However, by not requiring an original signature there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.

Systematic Withdrawal Plan

The systematic withdrawal plan allows you to automatically withdraw payments of a pre-determined dollar amount or fixed percentage of Policy value from a specified investment option monthly, quarterly, semi-annually or annually. We can support and encourage your use of electronic fund transfer of systematic withdrawal plan payments to an account of yours that you specify to us. The fixed dollar amount of systematic withdrawals may be calculated in support of Internal Revenue Service minimum distribution requirements over the lifetime of the Annuitant. No systematic withdrawal may be established after the 28th of each month. Although this plan mimics annuity payments, each distribution is a withdrawal that may be taxable and subject to the charges and expenses described above; you may wish to consult a tax adviser before requesting this plan.

Death Benefits

Death Benefit Upon Owner’s Death

We will pay the death benefit after we receive Due Proof of Death of an Owner’s death and we have sufficient information about the beneficiary to make the payment. Death benefits may be paid pursuant to an annuity income option to the extent allowed by applicable law and any settlement agreement in effect at your death. If the beneficiary does not make an annuity income option election within 60 days of our receipt of Due Proof of Death, we will issue a lump-sum payment to the beneficiary.

A death benefit is payable upon:

▪   Your Policy being in force;

▪   Receipt of Due Proof of Death of the first Owner to die;

▪   Election of an annuity income option; and

▪   Proof that the Owner died before any annuity payments begin.

“Due Proof of Death” is a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us.

Until we receive satisfactory proof of death and instructions, in the proper form, from your beneficiaries, your Policy will remain allocated to the Subaccounts you chose, so the amount of the death benefit will reflect the investment performance of those Subaccounts during this period. If your Policy has multiple beneficiaries, we will calculate and pay each beneficiary's share of the death benefit proceeds once we receive satisfactory proof of death and when we receive instructions, in proper form, from that beneficiary. The death benefit proceeds still remaining to be paid to other beneficiaries will continue to fluctuate with the investment performance of the Subaccounts you chose, until each beneficiary has provided us instructions in the proper form.

If an Owner of the Policy, under Federal tax law, is a corporation, trust, or other non-individual, we treat the primary Annuitant as an Owner for purposes of the death benefit. The "primary Annuitant" is that individual whose life affects the timing or the amount of the death benefit payout under the Policy. A change in the primary Annuitant will be treated as the death of an Owner, as Federal law requires, and the death benefit we will pay is the lesser of the Policy value or the Cash Surrender Value. See the IRS Required Distribution Upon Death of Owner section below.

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If the Annuitant is an Owner or joint Owner, the Annuitant’s death is treated as the Owner’s death.

If the Annuitant is not an Owner and the Annuitant dies before the Annuity Date, the Owner may name a new Annuitant if such Owner(s) is not a corporation or other non-individual or if such Owner is the trustee of an Internal Revenue Code Section 401(a) retirement plan. If the Owner does not name a new Annuitant, the Owner will become the Annuitant.

If your spouse is the Policy beneficiary, Annuitant, or a joint Owner, special tax rules apply. See the IRS Required Distribution Upon Death of Owner section below.

We will deduct any applicable premium tax not previously deducted from the death benefit payable.

In most cases, when death benefit proceeds are paid in a lump sum, we will pay the death benefit proceeds by establishing an interest bearing account for the beneficiary, in the amount of the death benefit proceeds payable. The same interest rate schedule and other account terms will apply to all beneficiary accounts in place at any given time. We will send the beneficiary a checkbook within 7 days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable. The account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the general account.

Standard Death Benefit

Upon any Owner’s death before the Annuity Date, the Policy will end, and we will pay a death benefit to your beneficiary. The death benefit equals the larger of:

▪	your Policy value on the later of the date we receive Due Proof of Death or an annuity payout option election less any charge for applicable premium taxes; or
▪	adjusted guaranteed death benefit premiums.

We define adjusted guaranteed death benefit premiums as total premiums paid into the Policy less an adjustment for each withdrawal. If you have not taken any withdrawals from the Policy, the adjusted guaranteed death benefit premium is equal to the total premiums paid into the Policy. To calculate the adjustment amount for the first withdrawal made under the Policy, we determine the percentage by which the withdrawal reduces the Policy value. For example, a $10,000 withdrawal from a Policy with a $100,000 value is a 10% reduction in Policy value. This percentage is calculated by dividing the amount of the withdrawal by the Policy value immediately prior to taking that withdrawal. The resulting percentage is multiplied by the total premiums paid into the Policy immediately prior to the withdrawal and then subtracted from the total premiums paid into the Policy immediately prior to the withdrawal. The resulting amount is the adjusted guaranteed death benefit premiums.

To arrive at the adjusted guaranteed death benefit premiums for subsequent withdrawals, we determine the percentage by which the Policy value is reduced by taking the amount of the withdrawal in relation to the Policy value immediately prior to taking the withdrawal. We then multiply the adjusted guaranteed death benefit premiums as determined immediately prior to the withdrawal by this percentage. We subtract that result from the adjusted guaranteed death benefit premiums determined immediately prior to the withdrawal to arrive at the subsequent guaranteed death benefit premiums.

Upon any Owner’s death on or after the Annuity Date and before all proceeds have been paid, no death benefit is payable, but any remaining proceeds will be paid to the designated annuity benefit payee based on the annuity income option in effect at the time of death.

IRS Required Distribution Upon Death of Owner

Federal law requires that if your Policy is tax non-qualified and you die before the Annuity Date, then the entire value of your Policy must be distributed within 5 years of your death. The 5-year rule does not apply to that portion of the proceeds which (a) is for the benefit of an individual beneficiary; and (b) will be paid over the lifetime or the life expectancy of that beneficiary as long as payments begin not later than one year after the date of your death. Special rules may apply to your surviving spouse. A more detailed description of these rules and other required distribution rules that apply to tax-qualified Policies are included in Appendix A of this prospectus.

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Tables Illustrating Benefits Upon Death

The following tables illustrate benefits payable, if any, upon death of a party to the Policy for most, but not necessarily all, situations. The terms of any Policy rider or qualified plan funded by the Policy may change this information. Please consult your own legal and tax adviser for advice. You may contact us for more information.

If death occurs before the Annuity Date:
If the deceased is ...	and ...	and ...	then the ...
any Policy Owner	- - -	- - -	Policy beneficiary receives the death benefit.
any Policy Owner	there is no surviving joint Policy Owner who is the deceased Owner’s spouse	the beneficiary is the Policy Owner’s surviving spouse, unless the spouse is the surviving joint Policy Owner	surviving spouse may elect to become the Policy Owner and continue the Policy, or may have the Policy end and receive the death benefit.
the Annuitant	a Policy Owner is living	there is no named contingent or joint Annuitant	Policy continues with the Policy Owner as the Policy Annuitant unless the Owner names a new Annuitant.
the Annuitant	the Policy Owner is a non-person	- - -	Annuitant’s death is treated as a Policy Owner’s death as Federal law requires.
the Annuitant	a Policy Owner is living	the contingent or joint Annuitant is living	contingent Annuitant becomes the Annuitant, and the Policy continues.

If death occurs on or after the Annuity Date:
If the deceased is ...	and ...	then the ...
any Policy Owner	there is a living joint Owner, and the Annuitant is living	surviving Policy Owner remains as Owner for purposes of distributing any remaining Policy proceeds pursuant to the annuity income option then in effect. If the annuity benefit payee was the deceased Policy Owner, the surviving Owner receives the proceeds. If the payee is other than the deceased Owner, proceeds continue to be paid to the payee until the payee’s death, then are paid to the Policy beneficiary.
any Policy Owner	there is no surviving joint Owner, and the Annuitant is living	Policy beneficiary becomes the Policy Owner for purposes of distributing any remaining Policy proceeds pursuant to the annuity income option then in effect. If the annuity benefit payee was the Owner, then the Policy beneficiary receives the proceeds. If the payee is other than the Owner, proceeds continue to be paid to the payee until the payee’s death, then are paid to the Policy beneficiary.
any Annuitant	any Policy Owner is living	Policy Owner (or other named payee) receives distribution of any remaining Policy proceeds pursuant to the annuity income option then in effect.
the Annuitant	the Annuitant is also the Policy Owner	Policy beneficiary becomes the Policy Owner for purposes of distributing any remaining Policy proceeds pursuant to the annuity income option then in effect. If the annuity benefit payee was the Owner, then the Policy beneficiary receives the proceeds. If the payee is other than the Owner, proceeds continue to be paid to the payee until the payee’s death, then are paid to the Policy beneficiary.

Annuity Income Benefits

A primary function of an annuity contract, like this Policy, is to provide annuity payments to the payee(s) you name. You will receive the annuity benefits unless you designate another payee(s). The level of annuity payments is determined by your Policy value, the Annuitant's sex (except where prohibited by law) and age, and the annuity income option selected. All or part of your Policy Cash Surrender Value may be placed under one or more annuity income options.

Annuity payments: ▪ require investments to be allocated to our general account, so are not variable. ▪ may be taxable and, if premature, subject to a tax penalty.

Annuity payments must be made to individuals receiving payments on their own behalf, unless otherwise agreed to by us. Any annuity income option is effective only after we acknowledge it. We may require initial and ongoing proof of the Owner's or Annuitant's age or survival. Unless you specify otherwise, the payee is the Owner.

Payments under the annuity income options are fixed annuity payments based on a fixed rate of interest at or higher than the minimum effective annual rate which is guaranteed to yield 1.5% on an annual basis. We have sole discretion whether or not to pay a higher interest rate for all annuity income options. Current annuity income option amounts for all options are used if higher than the guaranteed amounts (guaranteed amounts are based upon the tables contained in the Policy). The guaranteed amounts for all annuity income options are based on the interest rate described above. Guaranteed amounts for options

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4 and 5 (see below) are also based on the A2000 Valuation Mortality Table, projected 20 years. Current interest rates, and further information, may be obtained from us. The amount of each fixed annuity payment is set and begins on the Annuity Date, and does not change.

When Annuity Income Payments Begin

You select the Annuity Date by completing an election form that you can request from us at any time. This date may not be any earlier than the fifth Policy Anniversary. If you do not specify a date, the Annuity Date will be the later of the Policy Anniversary nearest the Annuitant's 85th birthday or the fifth Policy Anniversary. Tax-qualified Policies may require an earlier Annuity Date. You may change this date by sending Written Notice for our receipt at least 30 days before the then current Annuity Date.

Selecting an Annuity Income Option

You choose the annuity income option by completing an election form that you can request from us at any time. You may change your selection during your life by sending Written Notice for our receipt at least 30 days before the date annuity payments are scheduled to begin. If no selection is made by then, we will apply the Policy Cash Surrender Value to make annuity payments under annuity income option 4 providing lifetime income payments.

The longer the guaranteed or projected annuity income option period, the lower the amount of each annuity payment.

If you die before the Annuity Date (and the Policy is in force), your beneficiary may elect to receive the death benefit under one of the annuity income options (unless applicable law or a settlement agreement dictate otherwise).

Annuity Income Options

Once fixed annuity payments under an annuity income option begin, they cannot be changed. (We may allow the Annuitant or Beneficiary to transfer amounts applied under options 1, 2, or 3 to option 4, 5, or 6 after the Annuity Date. However, we reserve the right to discontinue this practice.) When the Owner dies, we will pay any unpaid guaranteed payments to your beneficiary. Upon the last payee's death, we will pay any unpaid guaranteed payments to that payee's estate.

Note: Unless you elect an annuity income option with a guaranteed period or option 1, it is possible that only one annuity payment would be made under the annuity payout option if the Annuitant dies before the due date of the second annuity payment, only two annuity payments would be made if the Annuitant died before the due date of the third annuity payment, etc. This would not happen if you elect an annuity option guaranteeing either the amount or duration of payments, or just paying interest (options 1, 2, or 3).

Part or all of any annuity payment may be taxable as ordinary income. If, at the time annuity payments begin, you have not given us Written Notice not to withhold federal income taxes, we must by law withhold such taxes from the taxable portion of each annuity payment and remit it to the Internal Revenue Service. (Withholding is mandatory for certain tax-qualified Policies.)

We may pay your Policy proceeds to you in one sum if they are less than $1,000, or when the annuity income option chosen would result in periodic payments of less than $20. If any annuity payment would be or becomes less than $20, we also have the right to change the frequency of payments to an interval that will result in payments of at least $20. In no event will we make payments under an annuity option less frequently than annually.

The annuity income options are:

1.	Interest Payment. While proceeds remain on deposit, we annually credit interest to the proceeds. The interest may be paid to the payee or added to the amount on deposit.
2.	Designated Amount Annuity. Proceeds are paid in monthly installments of a specified amount over at least a 5-year period until proceeds, with interest, have been fully paid.
3.	Designated Period Annuity. Proceeds are paid in monthly installments for the specified period chosen. Monthly incomes for each $1,000 of proceeds, which include interest, are illustrated by a table in the Policy.
4.	Lifetime Income Annuity. Proceeds are paid as monthly income during the Annuitant's life. Variations provide for guaranteed payments for a period of time.
5.	Joint and Last Survivor Lifetime Income Annuity. Proceeds are paid as monthly income during the joint Annuitants' lives and until the last of them dies.
6.	Lump Sum. Proceeds are paid in one sum.

GLWB2 Rider

A Guaranteed Lifetime Withdrawal Benefit 2 ("GLWB2") rider is available with this Policy if you meet certain conditions and the rider is available and approved in your state. The rider is only available if the Policy Owner is at least age 49 years and 6 months ("attained age 50") and not available at age 85 years and 6 months or greater ("attained age 85"). The rider will begin in the Accumulation Phase, and the Withdrawal Phase can begin no sooner than 30 days later.

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The GLWB2 rider provides a withdrawal benefit that guarantees a series of annualized withdrawals from the Policy, regardless of the Policy value, until the death of the last Covered Person. Guarantees, which are obligations of the general account, are subject to the claims paying ability of the Company and do not apply to the performance of the underlying investment options available with this product.

Election at Issue:

If you are attained age 50 through attained age 85 on the date your Policy is issued, you may elect the GLWB2 rider at issue. We use the Policy Date to calculate certain values and benefit phases when the rider is elected at issue, but may also refer to the Policy Date as the "Rider Date" for convenience.

Addition after Issue:

If your Policy was purchased before your attained age 50, you may add the GLWB2 rider on the Policy Anniversary nearest your fiftieth (50th) birthday. We will send you notice of your ability to add the GLWB2 rider after issue at least sixty (60) days prior to the Policy Anniversary when it may be added. The GLWB2 rider may not be added after the date provided in the notice. You must affirmatively respond to us in writing and we must receive your response before the date provided in the notice. The date you add the GLWB2 rider is your Rider Date and is used to calculate certain values and benefit phases.

GLWB2 Definitions

Benefit phases are defined as:

▪	Accumulation Phase. The period of time between the Rider Date and the first date of the Withdrawal Phase. The rider will remain in the Accumulation Phase for at least 30 days.
▪	Withdrawal Phase. The period of time beginning with the occurrence of the first withdrawal as outlined in the Withdrawal Phase section, below.
▪	Guaranteed Phase. The period of time during which Lifetime Withdrawal Benefit Amount payments continue to be made, although the Policy value has been reduced to zero.

Benefit Base. The amount used in conjunction with a lifetime distribution factor to determine the Lifetime Withdrawal Benefit Amount. Determined at the beginning of the Withdrawal Phase, the initial benefit base equals the greatest of the following:

▪	Policy value
▪	Premium Accumulation Value
▪	Maximum Anniversary Policy Value

Example: Assume the following (example assumes current charges and Policy terms; actual results will depend on Policy experience): You are 55 years old when you purchase the Policy with the GLWB2 rider (Single Life option), and you make an initial single premium payment of $100,000. You make no withdrawals or additional premium payments. Assume that after the first year, your Policy Value has decreased to $98,000 solely due to negative performance of the Subaccounts. On your first Policy Anniversary, your Policy value would be $98,000, your Premium Accumulation Value would be $105,000 [$100,000 increased by the Premium Accumulation Rate of 5%], and your Benefit Base (assuming you enter the Withdrawal Phase) would be $105,000.

Assume that at the end of the second Policy Year, you have made no withdrawals or additional premium payments. Your Policy value has increased, due to positive performance of the Subaccounts, to $104,000. Your Policy value would be $104,000, and your Premium Accumulation Value would be $110,250 [at the prior Premium Accumulation Value of $105,000 increased by the Premium Accumulation rate of 5%]. Your Maxiumum Anniversary Policy Value, which was $98,000 on your first Policy Anniversary, is now $104,000. So your Benefit Base would be $110,250, if you enter the Withdrawal Phase.

Covered Person(s).

▪	The Owner(s) of the Policy or;
▪	The Annuitant(s) if the Owner of the Policy is a non-natural person, such as a trust or;
▪	The spouses at the time the joint spousal option is selected. Once the joint spousal option is issued, no changes to the Covered Persons will be permitted.

Excess Withdrawal. The portion of any withdrawal taken during the Withdrawal Phase that makes the total of all withdrawals in a Policy Year exceed the Lifetime Withdrawal Benefit Amount in that Policy Year.

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Lifetime Withdrawal Benefit Amount ("LWBA"). The maximum amount that can be withdrawn under this rider during a Policy Year without reducing the Benefit Base.

Example. Assume the following (example assumes current charges and Policy terms; actual results will depend on Policy experience): You are at the end of the second Policy Year in the example provided above, with a Benefit Base of $110,250, and attained age 57. If you enter the Withdrawal Phase at attained age 57, the distribution factor used to determine your Lifetime Withdrawal Benefit is 4%. Your Lifetime Withdrawal Benefit Amount will be calculated as follows:

$110,250 x 4% = $4,410.00.

If you are, instead, attained age 60 when you enter the Withdrawal Phase, and your Benefit Base is $110,250, the applicable distribution factor is 4.5%. Your Lifetime Withdrawal Benefit Amount is calculated as follows:

$110,250 x 4.5% = $4,961.25.

Maximum Anniversary Policy Value. The highest Policy value on any Policy Anniversary during the premium accumulation period (currently 10 years, however we may change the length of this period for new issues and new rider elections within a range we have established) after the later of the Rider Date or the most recent reset date, if any.

Premium Accumulation Value. The sum of premiums paid plus interest at the premium accumulation rate compounded annually for the premium accumulation period. This accumulation occurs during the Accumulation Phase beginning with the later of the Rider Date or the most recent reset date, if any.

The initial Premium Accumulation Value is equal to the initial premium or the Policy value as of the Rider Date if you add the GLWB2 rider after issue. The rate of interest is:

▪	5% for the Policy Year in which no withdrawal is taken.
▪	0% for the Policy Year in which a withdrawal is taken.

We may change these rates for new issues and new rider elections.

Remaining Balance. The most recently determined Benefit Base minus the sum of all withdrawals made since the later of the beginning of the Withdrawal Phase or the most recent step-up of the Benefit Base. The Remaining Balance will never be less than zero.

Rider Charge Base. The value used to calculate the monthly rider charge for each Policy Month. If you elect the GLWB2 rider at issue, the Rider Charge Base is set equal to the initial premium. If you add the GLWB2 rider after issue, the Rider Charge Base is set to equal the Policy value as of the Rider Date.

During the Accumulation Phase it is established on each Policy Anniversary as the maximum of the Policy value, the Premium Accumulation Value, and the Maximum Anniversary Policy Value. However, during the Policy Year the Rider Charge Base is increased dollar for dollar for premiums paid since the previous Policy Anniversary. The Rider Charge Base is also reduced for any withdrawals taken since the previous Policy Anniversary in the proportion that the withdrawal amount has to the Policy value prior to the withdrawal as described in the Withdrawals section of this rider.

During the Withdrawal Phase the Rider Charge Base is equal to the Benefit Base.

Example. Assume the following (example assumes current charges and policy terms; actual results will depend on Policy experience): You are 55 years old when you purchase the Policy with the GLWB2 rider (Single Life option), and you make an initial single premium payment of $100,000. Your initial Rider Charge Base is $100,000, and the monthly rider charge is calculated as follows:

($100,000 x 1.25%) divided by 12 = monthly rider charge

($1,250) divided by 12 = $104.17.

Assume that on your next Policy Anniversary, you have made no withdrawals or additional premium payments, and your Policy value, solely due to performance of the Subaccounts, is $104,000. Your Premium Accumulation Value is $105,000 [$100,000 increased by the Premium Accumulation Rate of 5%]. Your Maximum Anniversary Policy Value is $104,000.

Your Rider Charge Base is now $105,000, and your monthly rider charge is calculated as follows:

($105,000 x 1.25%) divided by 12 = monthly rider charge

($1,312.50) divided by 12 = $109.38.

Required Minimum Distribution (RMD). The Required Minimum Distribution amount as defined by Internal Revenue Code Section 401(a)(9), 408(b)(3), and related regulations. It is based on the previous year-end Policy value of only the Policy to which this rider is attached, including the present value of additional benefits provided under the Policy and any other riders attached to the Policy to the extent required to be taken into account under IRS guidance.

Rider Charges

The Guaranteed Maximum Charge and the Current Charge for the rider are shown in the CHARGES section of this prospectus. Other information about the rider charges is discussed in the CHARGES EXPLAINED section.

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Asset Allocation

The GLWB2 rider limits individual transfers and future premium allocations otherwise permitted by the Policy. You agree that your Policy value will be invested in one of certain permitted allocation models ("GLWB Models") while the rider is active. You may not allocate to the Subaccounts or the Fixed Account.

GLWB Models:

If your Policy is issued with a GLWB2 rider or if you add a GLWB2 rider after issue of your Policy, you are required to participate in the GLWB Models when the GLWB2 rider is issued or added. The GLWB Models are the only permitted GLWB Models for such Policies. The GLWB Models available for use are:

▪	VM Growth
▪	VM Moderate Growth
▪	VM Moderate

The conditions of the GLWB Models apply (see the GLWB Models section). Only you can select the GLWB Model best for you. Changes to your allocations outside the permitted GLWB Models will terminate the rider. You are permitted to transfer your total Policy value from one of the GLWB Models to another GLWB Model. You may maintain Policy value in only one GLWB Model at any given time. A GLWB Model may be comprised of allocation to a single investment option or among multiple investment options.

The following apply if a GLWB Model consists of multiple investment options:

▪	The GLWB Models and any other investment restrictions are subject to periodic rebalancing.
▪	Premium payments will be credited to the model and withdrawals will be deducted from the model according to the GLWB Model allocation.
▪	All premium payments will be credited pro rata among the investment options according to the allocation for the current GLWB Model and all withdrawals will be deducted pro rata from the investment options according to the allocation for the current GLWB Model.

We have the right to create new GLWB Models or discontinue access to a GLWB Model. If a GLWB allocation model will be discontinued, we will notify you at least 30 days prior to the change. If after 30 days you have not selected another GLWB Model, we will transfer all funds from the discontinued GLWB Model to a default GLWB Model as specified in the notice. You may later request to transfer your total Policy value from the default GLWB Model to any of the remaining permitted GLWB Models.

We may close one or more GLWB Models to additional premium payments and transfers. We will notify you at least 30 days prior to the closure(s). If you wish to make additional premium payments, you will be required to transfer your total Policy value to another permitted GLWB Model for which additional premium payments are permitted.

We will notify you in the event any transaction you request will involuntarily cause your GLWB2 rider to terminate for failure to invest according to a permitted GLWB Model. We will require you to sign a form to terminate your GLWB2 rider and request the investment option change. Until the service form is received in good order in our office, we will not complete your requested change.

Single Life Option – Rider Election by Surviving Spouse

This section applies only to Policies issued as tax non-qualified, or to Policies issued as Traditional, SEP, SIMPLE, or Roth IRAs. The rider is not available to a surviving spouse when the single life option was selected and the Policy was issued under a qualified plan established by the applicable provisions of Internal Revenue Code Sections 401 or 457.

If the Covered Person dies during the Accumulation Phase of the rider and if the surviving spouse of the deceased Covered Person has attained the age of 50, the surviving spouse may elect to continue this rider for his or her life in accordance with its terms. If the surviving spouse so elects, the rider will continue in the Accumulation Phase and the Premium Accumulation Value and Maximum Anniversary Policy Value will be set equal to the Policy Value. The rider charge will equal the rider charge in effect for new issues of the same rider and will not exceed the Maximum Rider Charge for the GLWB2 rider, as stated in the CHARGES section of this prospectus. If the surviving spouse has not reached attained age 50, the rider will terminate.

If the Covered Person dies during the Withdrawal Phase, and if the surviving spouse of the deceased Covered Person elects to continue the Policy in accordance with its terms, the surviving spouse may continue the Policy and the rider. The LWBA in effect on the date of the Covered Person’s death will be paid until such time that the Remaining Balance is reduced to zero. No step-up of the Benefit Base is available after the Covered Person’s death.

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Joint Spousal Option – for Non-Qualified and IRA Plans

The joint spousal option is available for Policies issued as tax non-qualified or Traditional, SEP, SIMPLE, or Roth IRAs (together referred to as "IRAs"). Additional conditions for IRAs with the joint spousal rider include that the spouse must be the primary beneficiary of the Owner. You should consult a competent tax adviser to learn how tax laws may apply to your interests in the Policy.

Accumulation Phase

Reset Feature

On each Policy Anniversary during the Accumulation Phase, the Premium Accumulation Value will be reset to the Policy value, if it is greater.

At the time of a reset:

1.	A new premium accumulation period begins for the:
a.	Premium Accumulation Value; and
b.	Maximum Anniversary Policy Value.
2.	If the rider charge increases, we will notify you at least 30 days prior to the Policy Anniversary. The charge for the rider will be specified in the notice and will not exceed the maximum charge as stated in the CHARGES section of this prospectus.
3.	You can decline the charge increase by sending us Written Notice no later than 10 days prior to the Policy Anniversary. If you decline the charge increase, the reset feature will be suspended and the charge percentage will remain unchanged for the current Policy Year. On each subsequent Policy Anniversary during the Accumulation Phase you will have the option to accept any available reset.

On and after each reset, the provisions of the rider will apply in the same manner as they applied when the rider was issued or added. The deduction of charges, limitations on withdrawals, and any future reset options available on and after the most recent reset will again apply and will be measured from the most recent reset.

Withdrawals

You are permitted one withdrawal per Policy Year during the Accumulation Phase without initiating the Withdrawal Phase. (The withdrawal must be at least $250 and conform to other terms in the WITHDRAWALS section of this prospectus.) You must indicate your wish to exercise this provision at the time you request the withdrawal. The withdrawal can be no sooner than 30 days after the Rider Date. A second request for a withdrawal in a Policy Year will automatically transition the rider to the Withdrawal Phase as described in the Withdrawal Phase section below.

A withdrawal will reduce the Rider Charge Base, Premium Accumulation Value, and the Maximum Anniversary Policy Value in the same proportion that the withdrawal amount has to the Policy value prior to the withdrawal. The Rider Charge Base, Premium Accumulation Value, and Maximum Anniversary Policy Value after the withdrawal, respectively, will be equal to (a), minus the result of multiplying (a) by the quotient of (b) divided by (c) as shown in the following formula:

a – (a * (b / c))

where:

a = Rider Charge Base, Premium Accumulation Value, or Maximum Anniversary Policy Value prior to the withdrawal;

b = withdrawal amount;

c = Policy value prior to the withdrawal

Example:

Assume the following items (actual results will depend on Policy experience):

Rider Charge Base (a)	= $105,000
Premium Accumulation (a)	= $100,000
Maximum Anniversary Policy Value (a)	= $115,000
Partial Withdrawal Amount (b)	= $ 20,000
Policy Value before the withdrawal (c)	= $120,000
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Given the assumed values, the effect of the partial withdrawal on the Premium Accumulation Value would be:

a = $100,000

b = $ 20,000

c = $120,000

Premium Accumulation after the partial withdrawal

= $100,000 – ($100,000 * ($20,000/$120,000))

= $100,000 – ($100,000 * (0.16667))

= $100,000 – ($16,667)

= $83,333

The effect of the partial withdrawal on the Rider Charge Base and Maximum Anniversary Policy Value assumed above would be $87,499.65 and $95,832.95, respectively, utilizing the same equation.

Taking a withdrawal under this provision will reduce the annual rate of interest for the Premium Accumulation Value to 0% for the Policy Year in which the withdrawal is taken.

Withdrawal Phase

You may choose to begin withdrawal payments no sooner than 30 days after the Rider Date and no later than 60 days after the date we receive the properly completed service form in our office.

Benefit Base

The Benefit Base is established at the beginning of the Withdrawal Phase. It is not used to determine other benefits or features of the Policy or the rider.

The Benefit Base is adjusted downward due to an Excess Withdrawal and upward due to step-up or additional premium payments.

Lifetime Withdrawal Benefit Amount ("LWBA")

We guarantee, as an obligation of our general account, that you can withdraw up to the LWBA during the Withdrawal Phase, regardless of Policy value, until the death of the last Covered Person.

The LWBA is determined by applying the lifetime distribution factor to the Benefit Base. The lifetime distribution factor corresponds to the attained age of the Youngest Covered Person at the beginning of the Withdrawal Phase. The lifetime distribution factor is established from the following schedule; it never changes once it is established:

•	3.50% - ages 50 through 54
•	4.00% - ages 55 through 59
•	4.50% - ages 60 through 64
•	5.00% - ages 65 through 69
•	5.25% - ages 70 through 74
•	5.50% - ages 75 through 79
•	6.00% - age 80 and older

However, we may change this schedule for new issues and new rider elections. At any time that the Benefit Base is adjusted, the LWBA is redetermined by applying the lifetime distribution factor determined at the beginning of the Withdrawal Phase to the adjusted Benefit Base.

You have the choice of receiving withdrawals on an annual, semi-annual, quarterly, or monthly basis. If periodic withdrawals would be or become less than $100, we will change the frequency of withdrawals to an interval that will result in a payment of at least $100.

Impact of Withdrawals on Benefit Base

Withdrawals taken during the Withdrawal Phase may impact the Benefit Base. Total withdrawals in a Policy Year up to the LWBA will not reduce the Benefit Base and will not impact the LWBA. If you are required to take RMD from the Policy and the RMD exceeds the LWBA, the portion of the RMD that is greater than the LWBA will not be treated as an Excess Withdrawal. Any withdrawal amount that causes total withdrawals in a Policy Year to exceed the greater of the LWBA or the RMD will be treated as an Excess Withdrawal.

At the time a withdrawal is taken, if the total withdrawals in a Policy Year exceed the LWBA, the excess will be considered as an Excess Withdrawal. Excess Withdrawals will proportionally reduce the Benefit Base. The proportional reduction that will be applied to the Benefit Base is equal to the quotient of (x) divided by the result of subtracting (z) minus (x) from (y):

x
(y – (z – x))

where:

x = Excess Withdrawal amount with respect to LWBA;

y = Policy value immediately prior to the withdrawal;

z = total amount of the current withdrawal.

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Example:

Assume the following items (actual results will depend on Policy experience):

Benefit Base	= $100,000
LWBA	= $ 5,000
Partial Withdrawal Amount (z)	= $ 7,000
Excess Partial Withdrawal Amount (x)	= $ 2,000
Policy Value Prior to Withdrawal (y)	= $ 90,000

The proportional reduction factor: x/(y – (z-x)) = 2,000 / (90,000 – (7,000-2,000)) = 0.02353

The effect on the Benefit Base is: $100,000 x 0.02353 = $2,353

Applying the reduction to the Benefit Base: $100,000 - $2,353 = $97,647

A reduction in the Benefit Base will reduce the LWBA.

No Excess Withdrawals will be allowed when the Policy value is zero. If an Excess Withdrawal reduces the LWBA to an amount less than $100, we will pay the Remaining Balance in a lump sum. The rider and its benefits will be terminated.

Step-Up of Benefit Base

On each Policy Anniversary during the Withdrawal Phase, we will compare the Policy value to the Benefit Base. If the Policy value is greater than the Benefit Base on any anniversary, we will increase the Benefit Base to equal the Policy value and recalculate the LWBA, which will increase the LWBA.

Additional Premiums

Additional premium payments made during the Withdrawal Phase will:

1.	increase the Policy value according to the provisions of the Policy; and,
2.	increase the Benefit Base; and,
3.	increase the LWBA.

Premium payments made during the Withdrawal Phase may not exceed $25,000 during a Policy Year without our prior approval. Premium payments will not be accepted if the Policy value is zero.

Guaranteed Phase

If a withdrawal (including an RMD) reduces the Policy value to zero and at least one Covered Person is still living, the following will apply:

a.	the monthly rider charge will no longer be deducted; and,
b.	the LWBA will be provided until the death of the last surviving Covered Person under a series of pre-authorized withdrawals according to a frequency selected by the Owner, but no less frequently than annually; and,
c.	no additional premiums will be accepted; and,
d.	no additional step-ups will occur; and,
e.	any Remaining Balance will not be available for payment in a lump sum and may not be applied to provide payments under an annuity option; and,
f.	the Policy and any other riders will cease to provide any death benefits.

Death Benefit

Upon the death of the last Covered Person, provided the rider is not in the Guaranteed Phase, the beneficiary will elect to receive either the Death Benefit as provided by the Policy, or the distribution of the Remaining Balance accomplished through the payment of the LWBA subject to the IRS regulations as relating to RMD until such time that the Remaining Balance is zero.

If the last surviving Covered Person dies and the Policy value is zero as of the date of death, any Remaining Balance of the Benefit Base will be distributed to the Beneficiary through the payment of the LWBA until such time that the Remaining Balance is zero.

Termination of Rider

Except as otherwise provided under the Single Life Option – Rider Election by Surviving Spouse section, the rider will terminate without value on the earliest occurrence of any of the following dates:

1.	the date of death of the last surviving Covered Person;
2.	the date there is a change of Owner that results in a change of Covered Person;
3.	the date annuity payments commence under an annuity income option as described in the Policy;
4.	the date an Excess Withdrawal is taken such that the LWBA is less than $100;
5.	the date any asset allocation requirement or investment restriction is violated;
6.	the date the Owner(s) provides us with Written Notice to terminate either the rider or the Policy.

If annuity payments are to commence under number 3 above at the maximum Annuity Date, the Owner may select one of the following options:

a.	apply the Policy value under an annuity income option described in the Policy, or
b.	receive periodic annualized payments equal to the LWBA that would otherwise be determined at that time through a life contingent annuity.
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FEDERAL INCOME TAX MATTERS

This discussion of how federal income tax laws may affect investment in your variable annuity is based on our understanding of current laws as interpreted by the Internal Revenue Service ("IRS"). It is not intended as tax advice. All information is subject to change without notice. We make no attempt to review any state or local laws, or to address estate or inheritance laws or other tax consequences of annuity ownership or receipt of distributions. You should consult a competent tax adviser to learn how tax laws apply to your annuity interests.

Section 72 of the Internal Revenue Code of 1986, as amended, (the "Code") governs taxation of annuities in general and Code Section 817 provides rules regarding the tax treatment of variable annuities. Other Code sections may also impact taxation of your variable annuity investment and/or earnings.

Tax Deferrals During Accumulation Period

An important feature of variable annuities is tax-deferred treatment of earnings during the accumulation phase. An individual owner is not taxed on increases in the value of a Policy until a withdrawal occurs, either in the form of a non-periodic payment or as annuity payments under the settlement option selected.

Taxation of Withdrawals

Withdrawals are included in gross income to the extent of any allocable income. Any amount in excess of the investment in the Policy is allocable to income. Accordingly, withdrawals are treated as coming first from the earnings, then, only after the income portion is exhausted, as coming from principal.

If you make a withdrawal, not only is the income portion of such a distribution subject to federal income taxation, but a 10% penalty may apply. However, the penalty does not apply to distributions:

▪	after the taxpayer reaches age 59 1/2;
▪	upon the death of the Owner;
▪	if the taxpayer is defined as totally disabled;
▪	as periodic withdrawals that are a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and the beneficiary;
▪	under an immediate annuity; or
▪	under certain other limited circumstances.

Taxation of Annuity Payments

Earnings from a variable annuity are taxable only upon withdrawal and are treated as ordinary income. Generally, the Code provides for the return of your investment in an annuity policy in equal tax-free amounts over the annuity payout period. Fixed annuity payment amounts may be excluded from taxable income based on the ratio of the investment in the Policy to the total expected value of annuity payments. The remaining balance of each payment is taxable income. After you recover your investment in the Policy, any payment you receive is fully taxable. The taxable portion of any annuity payment is taxed at ordinary income tax rates.

Taxation of Death Proceeds

A death benefit paid under the Policy may be taxable income to the beneficiary. The rules on taxation of an annuity apply. Estate taxes may also apply to your estate, even if all or a portion of the benefit is subject to federal income taxes. To be treated as an annuity, a Policy must provide that: (1) if an Owner dies: (a) on or after the annuity starting date, and (b) before the entire interest in the Policy is distributed, the balance will be distributed at least as rapidly as under the method being used at the date of death, and (2) if the Owner dies before the annuity starting date, the entire interest must be distributed within five years of death. However, if an individual is designated as beneficiary they may take distribution over their life expectancy. If distributed in a lump sum, the death benefit amount is taxed in the same manner as a full withdrawal. If the beneficiary is the surviving spouse of the Owner it is possible to continue deferring taxes on the accrued and future income of the Policy until payments are made to the surviving spouse.

Tax Treatment of Assignments and Transfers

An assignment or pledge of an annuity Policy is treated as a withdrawal. Also, the Code (particularly for tax-qualified plans) and ERISA in some circumstances prohibit such transactions, subjecting them to income tax and additional excise tax. Therefore, you should consult a competent tax adviser if you wish to assign or pledge your Policy.

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Tax Treatments by Type of Owner

A Policy held by an entity other than a natural person, such as a corporation, estate or trust, usually is not treated as an annuity for federal income tax purposes unless annuity payments start within a year. The income on such a Policy is taxable in the year received or accrued by the Owner. However, this rule does not apply if the entity as Owner is acting as an agent for an individual or is an estate that acquired the Policy as a result of the death of the decedent. Nor does it apply if the Policy is held by certain qualified plans, is held pursuant to a qualified funding trust (structured settlement plan), or if an employer purchased the Policy under a terminated qualified plan. You should consult your tax adviser before purchasing a Policy to be owned by a non-natural person.

Annuity Used to Fund Qualified Plan

The Policy is designed for use with various qualified plans, including:

•	Individual Retirement Annuities (IRAs), Code Section 408(b);
•	Simplified Employee Pension (SEP IRA), Code Section 408(k);
•	Savings Incentive Match Plans for Employees (SIMPLE IRA), Code Section 408(p); and
•	Roth IRAs, Code Section 408A.

The Policy will not provide additional tax deferral benefits if it is used to fund a tax-deferred qualified plan. However, Policy features and benefits other than tax deferral may make it an appropriate investment for a qualified plan. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity. Tax rules for qualified plans are very complex and vary according to the type and terms of the plan, as well as individual facts and circumstances. Each purchaser should obtain advice from a competent tax adviser prior to purchasing a Policy issued under a qualified plan.

The company reserves the right to limit the availability of the Policy for use with any of the plans listed above or to modify the Policy to conform to tax requirements. Some retirement plans are subject to requirements that we have not incorporated into our administrative procedures. Unless we specifically consent, we are not bound by plan requirements to the extent that they conflict with the terms of the Policy.

Tax Impact on Account Value

Certain Policy credits are treated as taxable "earnings" and not "investments" for tax purposes. Taxable earnings are considered paid out first, followed by the return of your premiums (investment amounts).

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MISCELLANEOUS

About Our Company

Ameritas Life Insurance Corp. ("Ameritas Life") issues the Policy described in this prospectus and is responsible for providing each Policy's insurance and annuity benefits. We are a stock life insurance company organized under the insurance laws of the State of Nebraska - Nebraska's first insurance company - in business since 1887. We are engaged in the business of issuing life insurance and annuities, group dental, vision and hearing care insurance, retirement plans and 401(k) plans throughout the United States, except in the State of New York. We are an indirect wholly owned subsidiary of Ameritas Mutual Holding Company. Our address is 5900 O Street, Lincoln, Nebraska, 68510. (See the TABLE OF CONTENTS page of this prospectus, or the cover page or last page for information on how to contact us.)

Ameritas Life relies on the exemption provided by Rule 12h-7 to file reports under the Securities Exchange Act of 1934.

Distribution of the Policies

Ameritas Investment Corp. ("AIC"), 5900 O Street, Lincoln, Nebraska 68510, a direct wholly owned subsidiary of Ameritas Life, is the principal underwriter of the Policies. We may pay AIC for underwriting. There is no premium load to cover sales and distribution expenses. The underwriting fee paid to AIC for serving as principal underwriter will be paid by us from our other assets or surplus in our general account, which may include profits derived from mortality and expense risk charges and other charges made under the Policies. AIC enters into contracts with various broker-dealers ("Distributors") to distribute Policies. All persons selling the Policy will be registered representatives of the Distributors or AIC, and also will be licensed as insurance agents to sell variable insurance products. AIC is a federally registered broker-dealer and member of the Financial Industry Regulatory Authority ("FINRA"). Policies can also be purchased from us through salaried employees who are registered representatives of AIC and who will not receive compensation related to the purchase.

Voting Rights

As required by law, we will vote the Subaccount shares in the underlying portfolios at regular and special shareholder meetings of the series funds pursuant to instructions received from persons having voting interests in the underlying portfolios. The underlying portfolios may not hold routine annual shareholder meetings.

If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote the shares attributable to your Policy in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. It is possible that a small number of Policy Owners can determine the outcome of a voting proposal.

Legal Proceedings

We and our subsidiaries, like other life insurance companies, are subject to regulatory and legal proceedings in the ordinary course of our business. Certain of the proceedings we are involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Separate Account, our ability to meet our obligations under the Policies, or AIC's ability to perform its obligations. Nonetheless, given the large or indeterminate amounts sought in certain of these matters, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on any or all of the above.

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APPENDIX A: Tax-Qualified Plan Disclosures

DISCLOSURE STATEMENT Ameritas Life Insurance Corp.	For annuity policies issued as a: ■ Traditional IRA ■ SEP IRA ■ SIMPLE IRA ■ Roth IRA

The Internal Revenue Service (IRS) requires us to provide you this disclosure statement. This Disclosure Statement explains the rules governing your Individual Retirement Account (IRA). The disclosure reflects our current understanding of the law, but for personal tax advice you should consult a lawyer or other licensed tax expert to learn how the applicable tax laws apply to your situation. This Disclosure Statement is not intended as, nor does it constitute, legal or tax advice. For further information about IRAs, contact any district office of the IRS, or consult IRS Publications 590-A and 590-B Contributions and Distributions to Individual Retirement Arrangements, respectively.

If you have any questions about your Policy, please contact us at the address and telephone number shown below.

YOUR RIGHT TO CANCEL

You may cancel your IRA within seven days after the date you receive this Disclosure Statement. To revoke your plan and receive a refund for the amount paid for your IRA, you must send a signed and dated Written Notice to cancel your Policy no later than the seventh day after issuance to us at:

Ameritas Life Insurance Corp.

Service Center, Attn: Annuity Service Team

P.O. Box 81889

Lincoln, NE 68501

Telephone 800-745-1112

Your revocation will be effective on the date of the postmark (or certification or registration, if applicable), if sent by United States mail, properly addressed and by first class postage prepaid. After seven days following receipt of this Disclosure Statement, or longer, if required under state law, if you elect to cancel your Policy you may be subject to a Policy fee.

PROVISIONS OF IRA LAW

This disclosure is applicable when our variable annuity Policy is used for a Traditional IRA, Spousal IRA, Rollover IRA, or a Roth IRA. Additionally, this disclosure provides basic information for when our variable annuity Policy is used for a Simplified Employee Pension (SEP IRA), or Savings Incentive Match Plan for Employees (SIMPLE IRA). A separate policy must be purchased for each individual under each arrangement/plan. While Internal Revenue Code ("IRC") provisions for IRAs are similar for all such arrangements/plans, certain differences are set forth below.

Traditional IRA

Eligibility

You are eligible to establish a Traditional IRA if you are younger than age 70½ and if, at any time during the year, you receive compensation or earned income that is includible in your gross income. Your spouse may also establish a "spousal IRA" that you may contribute to out of your compensation or earned income for any year before the year in which your spouse reaches age 70½. To contribute to a spousal IRA, you and your spouse must file a joint tax return for the taxable year.

Annual Contribution Limits

You may make annual contributions to a Traditional IRA of up to the Annual Contribution Limit of $5,500 in 2016, or 100% of your earned income (compensation), whichever is less. If you are age 50 or older, the Annual Contribution Limit is increased by $1,000, so long as your earned income or compensation is greater than the Annual Contribution Limit. The Annual Contribution Limit is required to be increased by the IRS to reflect increases in inflation.

If you and your spouse both work and have compensation that is includible in your gross income, each of you can annually contribute to a separate Traditional IRA up to the lesser of the Annual Contribution Limit or 100% of your compensation or earned income. However, if one spouse earns less than the Annual Contribution Limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal IRA provision. The total contributions to both IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

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The combined limit on contributions to both Traditional and Roth IRAs for a single calendar year for you may not exceed the Annual Contribution Limit (or twice the Annual Contribution Limit for a couple filing jointly).

Distributions from another IRA or certain other qualified plans may be "rolled over" into an IRA and such rollover contributions are not limited by this annual maximum.

Contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your tax return must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

The amount of permissible contributions may or may not be tax-deductible depending on whether you are an active participant in an employer sponsored retirement plan and whether your adjusted gross income ("AGI") is above the phase-out level.

Deductibility of Contributions

Contributions made for the tax year may be fully deductible if neither you nor your spouse (if you are married) is an active participant in an employer-sponsored retirement plan (including qualified pension, profit sharing, stock bonus, 401(k) plans, SEP plans, SIMPLE IRA, SIMPLE 401(k) plans, and certain governmental plans) for any part of such year and if you have not attained age 70½.

If you are an active participant in an employer sponsored retirement plan you may make deductible contributions if your Adjusted Gross Income (AGI) is below a threshold level of income. For single taxpayers and married taxpayers (who are filing jointly and are both active participants) the available deduction is reduced proportionately over a phase out range. If you are married and an active participant in an employer retirement plan, but file a separate tax return from your spouse, your deduction is phased out between $0 and $10,000 of AGI.

Active participants with income above the phase out range are not entitled to an IRA deduction. The phase out limits are as follows:

	Married Filing Jointly	Single/Head of Household
Year	AGI	AGI

2014	$96,000 - $116,000	$60,000 - $70,000
2015	$98,000 - $118,000	$61,000 - $71,000
2016	$98,000 - $118,000	$61,000 - $71,000

If you are not an active participant in an employer sponsored plan, but your spouse is an active participant, you may take a full deduction for your IRA contribution (other than to a Roth IRA) if your AGI is below $184,000; and the deductible contribution for you is phased out between $184,000 and $194,000 of AGI.

Even if you will not be able to deduct the full amount of your Traditional IRA contribution, you can still contribute up to the Annual Contribution Limit with all or part of the contribution being non-deductible. The combined total must not exceed your Annual Contribution Limit. Any earnings on all your Traditional IRA contributions accumulate tax-free until you withdraw them.

Excess Contributions

If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Traditional IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:

You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution tax.

If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

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Distributions From Your Traditional IRA During Your Life

You may take distributions from your Traditional IRA at any time. However, there is a 10% premature distribution tax on the amount includible in your gross income if distributed prior to you attaining age 59½, unless: (1) the distribution is made to a beneficiary on or after the Owner's death; (2) the distribution is made because of your permanent disability; (3) the distribution is part of a series of substantially equal periodic payments (made at least annually) that do not exceed the life expectancy of you and your designated beneficiary; (4) the distribution is made for medical expenses which exceed 7.5% of your adjusted gross income; (5) the distribution is made to purchase health insurance for the individual and/or his or her spouse and dependents if he or she: (a) has received unemployment compensation for 12 consecutive weeks or more; (b) the distributions are made during the tax year that the unemployment compensation is paid or the following tax year; and (c) the individual has not been re-employed for 60 days or more; (6) the distribution is made for certain qualified higher education expenses of the taxpayer, the taxpayer's spouse, or any child or grandchild of the taxpayer or the taxpayer's spouse; (7) the distribution is made for the qualified first-time home buyer expenses (up to a lifetime maximum of $10,000) incurred by you or your spouse or a child, grandchild, parent or grandparent of you or your spouse; (8) the distribution is to satisfy a levy issued by the IRS; or (9) the distribution is a qualified reservist distribution. Generally, the part of a distribution attributable to non-deductible contributions is not includable in income and is not subject to the 10% penalty.

When you reach age 70½ you must elect to receive Required Minimum Distributions (RMD) no later than April 1 following the year in which you reach age 70½ whether or not you have retired (Required Beginning Date). There is a minimum amount which you must withdraw by the Required Beginning Date and by each December 31 thereafter. You should consult with your own tax or financial adviser with regard to the calculation of the amount of your minimum distribution each year to make sure this requirement is met. Failure to take the Required Minimum Distribution could result in an additional tax of 50% of the amount not taken.

Distributions From Your Traditional IRA After Your Death

If you die before all the funds in your Traditional IRA have been distributed, the remaining funds will be distributed to your designated beneficiary as required below and as selected by such beneficiary.

If you die before the Required Beginning Date, your designated beneficiary must withdraw the funds remaining as follows: 1) distributed no later than December 31 of the calendar year in which the fifth anniversary of your death occurs; or 2) distributed over the life or life expectancy of the designated beneficiary and must begin on or before December 31 of the calendar year following the year of your death. However, if the designated beneficiary is your spouse, payments may begin before December 31 of the calendar year in which you would have reached age 70½. If you did not designate a proper beneficiary, the funds remaining shall be distributed within five years after your death.

If you die after Required Minimum Distribution payments have begun, your designated beneficiary must select to have the remaining amount of your Traditional IRA, distributed over the longer of 1) the beneficiary's life expectancy or 2) what your remaining life expectancy was before your death beginning no later than December 31 of the calendar year following the year of your death. If you do not designate a proper beneficiary, your interest is distributed over what your remaining life expectancy was before your death.

Your surviving spouse, if the sole beneficiary, may elect to treat your Traditional IRA as his or her own Traditional IRA.

Tax Consequences

Amounts paid to you or your beneficiary from your Traditional IRA are taxable as ordinary income, except recovery of your nondeductible Traditional IRA contributions is tax-free.

If a minimum distribution is not made from your IRA for a tax year in which it is required, the excess of the amount that should have been distributed over the amount that was actually distributed is subject to an excise tax of 50%.

Tax-Free Rollovers

Under certain circumstances, you, your spouse, or your former spouse (pursuant to a qualified domestic relations order) may roll over all or a portion of your distribution from another Traditional IRA, a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, governmental 457 plan, or SIMPLE plan into a Traditional IRA. Such an event is called a Rollover and is a method for accomplishing continued tax deferral on otherwise taxable distributions from said plans. Rollover contributions are not subject to the contribution limits on Traditional IRA contributions, but also are not tax deductible.

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There are two ways to make a Rollover to your IRA:

1.	Participant Rollovers are accomplished by contributing part or all of the eligible distribution (which includes amounts withheld for federal income tax purposes) to your new IRA within 60 days following receipt of the distribution. Participant Rollover amounts may be subject to a mandatory 20% federal income tax withholding. Participant Rollovers from another Traditional IRA, as well as Direct Rollovers (see below), are not subject to mandatory withholding. Traditional IRA to Traditional IRA Rollovers are limited to one per 12 month period. However, you may transfer Traditional IRA assets to another Traditional IRA (where you do not directly receive a distribution) and such transfers are not subject to this limitation. Distributions from a SIMPLE IRA may not be rolled over or transferred to an IRA (which isn't a SIMPLE IRA) during the 2-year period following the date you first participate in any SIMPLE Plan maintained by your employer.

2.	Direct Rollovers are made by instructing the plan trustee, custodian, or issuer to pay the eligible portion of your distribution directly to the trustee, custodian or issuer of the receiving IRA. Direct Rollover amounts are not subject to mandatory federal income tax withholding.

Certain distributions are not considered to be eligible for Rollover and include:

a.	distributions which are part of a series of substantially equal periodic payments (made at least annually) for 10 years or more;
b.	required minimum distributions made during or after the year you reach age 70½;
c.	any hardship distributions made under the terms of the plan; and
d.	amounts in excess of the cash (except for certain loan offset amounts) or in excess of the proceeds from the sale of property distributed.

Under certain circumstances, you may roll over all or a portion of your eligible distribution from your Traditional IRA to a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, or governmental 457 (No Traditional IRA Rollovers to Simple IRAs are allowed). However, you may not roll after-tax contributions from your Traditional IRA to a 401(a), 401(k) plan, 403(b) plan, or governmental 457 plan.

For rules applicable to rollovers or transfers to Roth IRAs, see the paragraphs on Roth IRA.

SEP IRA

A SEP Plan allows self-employed people and small business owners to establish Simplified Employee Pensions for the business owner and eligible employees, if any. SEP IRAs have specific eligibility and contribution limits (as described in IRS Form 5305-SEP); otherwise SEP IRAs generally follow the same rules as Traditional IRAs.

SIMPLE IRA

SIMPLE IRAs operate in connection with a Savings Incentive Match Plan for Employees maintained by an eligible employer. Each participating employee has a SIMPLE IRA to receive contributions under the plan. SIMPLE IRAs have specific rules regarding eligibility, contribution, and tax-withdrawal penalties (as described in IRS Form 5304-SIMPLE); otherwise, SIMPLE IRAs generally follow the same rules as Traditional IRAs.

ROTH IRA

Eligibility

You are eligible to make annual contributions to a Roth IRA if you receive compensation from employment, earnings from self-employment, or alimony, and your (and your spouse's) AGI is within the limits described below. Also, you may contribute to a different Roth IRA, established by your spouse (spousal Roth IRA), out of your compensation or earned income for any year. Unlike Traditional IRAs, if eligible, you may contribute to a Roth IRA even after age 70½.

Limit on Annual Contributions

You can make annual contributions to a Roth IRA of up to the Annual Contribution Limit or 100% of your compensation or earned income, whichever is less, subject to the limitations below. The Annual Contribution Limit is $5,500 for 2016. If you are age 50 or older, the Annual Contribution Limit is increased by $1,000, so long as your earned income or compensation is greater than the Annual Contribution Limit. The Annual Contribution Limit is required to be increased by the IRS to reflect increases in inflation.

If each spouse earns at least the Annual Contribution Limit, each of you may make the maximum contribution to his or her Roth IRA, subject to the limitations discussed below. However, if one spouse earns less than the Annual Contribution Limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal Roth IRA. The total contributions to both Roth IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

Ameritas Advisor No-Load VA	45

The Annual Contribution Limit is the maximum that can be contributed to all IRAs (Roth and Traditional) by an individual in a year. The maximum amount that may be contributed to your Roth IRA is always reduced by any amount that you have contributed to your Traditional IRAs for the year.

The maximum amount you or your spouse may contribute to a Roth IRA is limited based on your tax filing status and your (and your spouse's) AGI. You may contribute the maximum contribution to your Roth IRA if you are single and your AGI is less than $117,000. Your ability to contribute to your Roth IRA is phased out at $132,000. You may contribute the maximum contribution to your Roth IRA if you are married filing jointly and your AGI is less than $184,000. Your ability to contribute to your Roth IRA is phased out at $194,000.

Roth IRA contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your return must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

Deductibility of Contributions

Unlike a Traditional IRA, contributions to your Roth IRA are not deductible.

Excess Contributions

If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Roth IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:

▪	You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution tax.
▪	If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

Tax on Withdrawals From Your Roth IRA

You can make withdrawals from your Roth IRA at any time and the principal amounts that you contributed are always available to be withdrawn by you tax-free. Withdrawal of amounts considered earnings or growth will also be tax-free if the following requirements are met: the withdrawal must satisfy the five-year holding period and be made either on or after you reach 59½, due to your death or disability, or for qualified first-time homebuyer expenses.

If the requirements for a tax-free withdrawal are not met, a withdrawal consisting of your own prior contribution amounts for your Roth IRA will not be considered taxable in the year you receive it, nor will the 10% penalty apply. A non-qualified withdrawal that is considered earnings on your contributions is includible in your gross income and may be subject to the 10% withdrawal penalty. Also, the 10% premature distribution penalty tax may apply to conversion amounts distributed even though they are not includable in income, if the distribution is made within the 5-taxable-year period beginning on the first day of the individual's taxable year in which the conversion contribution was made.

Required Payments From Your Roth IRA

Unlike a Traditional IRA, while you are living, there are no distribution requirements for your Roth IRA.

After your death, if you have begun to receive distributions under an annuity option (not including an interest only option), the remaining Policy value will continue to be distributed to your designated beneficiary according to the terms of the elected options, provided that method satisfies IRC requirements.

If you die before your entire interest in the Policy is distributed, your entire interest in your Roth IRA generally must be distributed no later than the end of the fifth calendar year after your death occurs ("five-year payout rule"). Your designated beneficiary may elect to receive distributions over a period not longer than his or her life expectancy, if the election is made and distributions begin on or before the end of the year following the year of your death. Otherwise, the entire benefit must be paid under the five-year payout rule.

If the designated beneficiary is your surviving spouse, the spouse may elect to treat the Roth IRA as his or her own.

Ameritas Advisor No-Load VA	46

Rollovers and Conversions

You may roll over any amount from an existing Roth IRA to another Roth IRA. Under certain circumstances, you may also convert an existing Traditional IRA to a Roth IRA. You can roll over distributions from a Traditional IRA to a Roth IRA if you convert such amounts within 60 days after distribution. Note that rollover contributions to a Roth IRA are included in taxable income and may result in additional tax. There may be additional income tax consequences upon a conversion. Consult your financial adviser to determine other considerations when converting a Traditional IRA to a Roth IRA.

Recharacterization

You may correct an IRA conversion by recharacterizing your conversion. For example, you may have converted from a Traditional IRA to a Roth IRA and decide later you do not want to make the conversion. You may accomplish a recharacterization by making a trustee-to-trustee transfer (including any net income attributable to the contribution) from the first IRA to the second IRA, on or before your tax return due date for reporting the contribution to the first IRA. Once the transfer is made, the election is irrevocable. Recharacterizing a contribution treats it as contributed to the second IRA on the same date as initially contributed to the first IRA. If you elect to recharacterize a contribution, you must report it on your Federal income tax return as made to the second IRA, instead of the first. Consult your tax adviser before recharacterizing a contribution.

General Information and Restrictions for All IRAs

Lump Sum Distribution

If you decide to receive the entire value of your IRA Plan in one lump sum, the full amount is taxable when received (except as to non-deductible contributions to a Traditional IRA or to a Roth IRA, or "qualified distributions" from a Roth IRA), and is not eligible for the special 5 or 10 year averaging tax rules under IRC Section 402 on lump sum distributions which may be available for other types of Qualified Retirement Plans.

Nontransferability

You may not transfer, assign, or sell your IRA to anyone (except in the case of transfer incident to divorce).

Nonforfeitability

The value of your IRA belongs to you at all times, without risk of forfeiture.

Loans and Prohibited Transactions

If you engage in a so-called prohibited transaction as defined by the Internal Revenue Code, your IRA will be disqualified and the entire taxable balance in your Traditional IRA account, and the amount of earnings or gains in your Roth IRA account, will be taxed as ordinary income in the year of the transaction. You may also have to pay the 10% penalty tax. For example, IRAs do not permit loans. You may not borrow from your IRA (including Roth IRAs) or pledge it as security for a loan. A loan would disqualify your entire IRA and be treated as a distribution. It would be includable in your taxable income in the year of violation and subject to the 10% penalty tax on premature distributions. A pledge of your IRA as security for a loan would cause a constructive distribution of the portion pledged and also be subject to the 10% penalty tax.

Financial Disclosure

Contributions to your IRA will be invested in a variable annuity Policy. The variable annuity Policy, its operation, and all related fees and expenses are explained in detail in the prospectus to which this Disclosure Statement is attached.

Growth in the value of your variable annuity Policy IRA cannot be guaranteed or projected. The income and expenses of your variable annuity Policy will affect the value of your IRA. Dividends from net income earned are reduced by investment advisory fees and also by certain other costs. For an explanation of these fees and other costs, please refer to your prospectus.

Status of Our IRA Plan

We may, but are not obligated to, seek IRS approval of your Traditional IRA or Roth IRA form. Approval by the IRS is optional to us as the issuer. Approval by the IRS is to form only and does not represent a determination of the merits of the Traditional IRA or Roth IRA.

Ameritas Advisor No-Load VA	47

APPENDIX B: State-Specific Contract Provisions

Certain features of your Policy may be different than the features described in the prospectus if your Policy is issued in the states described below. Further variations may arise; the variations are subject to change without notice.

Arizona. The Right to Examine period is 10 days for Policy Owners less than age 65. The Right to Examine period is 30 days for Policy Owners age 65 and over.

California. The Right to Examine period is 10 days for Policy Owners less than age 60. The Right to Examine period is 30 days for Policy Owners age 60 and over.

Florida. If we do not pay a full withdrawal request within 30 days, we will include interest at a rate established by Florida law. If we pay the death benefit as a lump-sum, we will pay interest from the date we receive satisfactory proof of death in accordance with Florida law. The Right to Examine period is 21 days.

Georgia. If we pay the death benefit as a lump-sum 60 days after receipt of satisfactory proof of death, we will include interest in accordance with Georgia law.

Idaho. If payment of a withdrawal request from the fixed account is delayed, we will include interest in accordance with Idaho law. The Right to Examine period is 20 days.

Montana. If we pay the death benefit as a lump-sum more than 30 days after receiving satisfactory proof of death, we will include interest in accordance with Montana law. If you or a joint owner dies on or after the annuity date and before all proceeds have been paid, a lump-sum payment may be requested. The lump-sum payment is the commuted value of the remaining portion of any unpaid benefits based on the annuity income option in effect at the time of death.

North Dakota. If we pay the death benefit as a lump-sum more than 60 days after receipt of satisfactory proof of death, we will include interest at the same rate as paid on death proceeds left on deposit with us from the date of death to the date of payment. The Right to Examine period is 20 days.

Oklahoma. If we do not refund the policy within 30 days of receipt of the notice of cancellation during the Right To Examine period, we will include interest in accordance with Oklahoma law.

Pennsylvania. If we make a modification to the Policy and the modification is not acceptable to you, you have the right to notify us within 60 days to reject the modification.

Rhode Island. The Right to Examine period is 20 days.

South Carolina. The Right to Examine period is 31 days.

Texas. The Right to Examine period is 20 days.

Washington. If we pay the death benefit as a lump-sum more than 60 days after receipt of satisfactory proof of death, the death benefit proceeds will include interest at a rate of 8% for the first 90 days from the date of death to the earlier of the date that an annuity option is selected or the payment of the death benefit proceeds in a lump-sum. If payment is not tendered within 90 days of our receipt of proof of death, the rate will increase by an additional 3% beginning with the 91st day. If you or a joint owner dies on or after the annuity date and before all proceeds have been paid, the beneficiary may elect a lump sum payment which shall be equal to the present value of the remaining annuity payments. If we make a modification to the Policy and the modification is not acceptable to you, you have the right to notify us within 60 days to reject the modification.

Ameritas Advisor No-Load VA	48

APPENDIX C: Accumulation Unit Values

The following table shows Accumulation Unit Values ("AUVs") for the Subaccounts that fund obligations of Ameritas Life Insurance Corp. Separate Account LLVA (the "Registrant") under variable annuity Policies offered by this prospectus. Ameritas Advisor No-Load VA AUVs are shown as of the close of business each December 31, which marks the beginning and end of each fiscal period.

The financial statements of the Subaccounts can be found in the Statement of Additional Information. (See the cover and back page to learn how to get a copy of the Statement of Additional Information.)

			Ameritas Advisor
			No-Load VA	Number (#) of Accumulation
FUND COMPANY	Year	Value ($) at	AUV($) at	Units At End of Year
Subaccount (inception date)		Inception	End of Year	(December 31)
			(December 31)
AMERICAN CENTURY INVESTMENTS
American Century VP International	2015	9.54	10.008	8,409
Fund, Class I (09/28/2015)
American Century VP Mid Cap Value	2015	17.40	18.490	108
Fund, Class I (09/28/2015)
CALVERT VARIABLE PRODUCTS, INC.
Calvert VP EAFE International Index	2015	73.49	76.982	0
Portfolio, Class I (09/28/2015)
Calvert VP Natural Resources	2015	33.31	32.258	392
Portfolio(09/28/2015)
Calvert VP S&P 500 Index Portfolio	2015	104.630	114.043	0
(09/28/2015)
Calvert VP Volatility Managed Growth	2015	15.60	15.999	18,912
Portfolio, Class F (09/28/2015)
Calvert VP Volatility Managed Moderate	2015	15.40	15.810	623
Growth Portfolio, Class F
(09/28/2015)
Calvert VP Volatility Managed	2015	15.40	15.796	36,327
Moderate Growth Portfolio, Class F
(09/28/2015)
CALVERT VARIABLE SERIES, INC.
Calvert VP SRI Balanced Portfolio,	2015	1.94	2.004	0
Class I (09/28/2015)
DEUTSCHE INVESTMENTS VARIABLE SERIES I
Deutsche Capital Growth VIP	2015	25.54	28.187	42
Portfolio, Class A (09/28/2015)
DEUTSCHE VARIABLE SERIES II
Deutsche Global Growth VIP	2015	10.28	10.798	0
Portfolio, Class A (09/28/2015)
Deutsche Small Mid Cap Value	2015	15.26	15.952	0
VIP Portfolio, Class A (09/28/2015)
DFA INVESTMENT DIMENSIONS GROUP INC.
VA Global Bond Portfolio	2015	10.92	10.863	13,037
(09/28/2015)
VA Global Moderate Allocation	2015	NA	NA	NA
(05/01/2016)
VA International Small Portfolio	2015	11.02	11.689	5,148
(09/28/2015)
VA International Value Portfolio	2015	10.42	10.901	10,857
(09/28/2015)
VA Short-Term Fixed Portfolio	2015	10.22	10.199	24,266
(09/28/2015)
VA U.S. Large Value Portfolio	2015	20.62	22.162	6,072
(09/28/2015)
VA U.S. Targeted Value Portfolio	2015	16.69	17.276	783
(09/28/2015)
FIDELITY® VARIABLE INSURANCE PRODUCTS
Fidelity® VIP Contrafund® Portfolio,	2015	31.71	34.517	4,102
Initial Class (09/28/2015)
Fidelity® VIP Equity-Income Portfolio,	2015	20.02	21.284	0
Initial Class (09/28/2015)
Ameritas Advisor No-Load VA	49

			Ameritas Advisor
			No-Load VA	Number (#) of Accumulation
FUND COMPANY	Year	Value ($) at	AUV($) at	Units At End of Year
Subaccount (inception date)		Inception	End of Year	(December 31)
			(December 31)
Government Money Market,	2015	NA	NA	NA
Initial Class (05/01/2016)
Fidelity® VIP Growth Portfolio,	2015	59.87	65.892	0
Initial Class (09/28/2015)
Fidelity® VIP High Income Portfolio,	2015	5.48	5.300	38,977
Initial Class (09/28/2015)
Fidelity® VIP Investment Grade Bond	2015	12.71	12.679	35,478
Portfolio, Initial Class (09/28/2015)
Fidelity® VIP Mid Cap Portfolio,	2015	31.35	32.819	2,615
Initial Class (09/28/2015)
Fidelity® VIP Overseas Portfolio,	2015	18.28	19.356	1,870
Initial Class (09/28/2015)
Fidelity® VIP Strategic Income	2015	10.99	10.926	4,688
Portfolio, Initial Class (09/28/2015)
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Templeton Global Bond VIP Fund,	2015	15.37	15.782	15,315
Class 2 (09/28/2015)
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
Invesco V.I. American Franchise	2015	50.94	57.232	0
Fund, Series I (09/28/2015)
Invesco V.I. International Growth	2015	31.15	33.451	281
Fund, Series I (09/28/2015)
MFS® VARIABLE INSURANCE TRUST
MFS® Utilities Series, Initial Class	2015	25.71	25.530	0
(09/28/2015)
MFS® VARIABLE INSURANCE TRUST II
MFS® Research International	2015	13.25	13.834	479
Portfolio, Initial Class (09/28/2015)
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Neuberger Berman AMT Large Cap	2015	13.89	14.439	82
Value Portfolio, Class I (09/28/2015)
Neuberger Berman AMT Mid Cap	2015	16.16	16.361	778
Intrinsic Value Portfolio, Class I
(09/28/2015)
PIMCO VARIABLE INSURANCE TRUST
PIMCO CommodityRealReturn®	2015	7.66	6.902	7,697
Strategy Portfolio, Administrative
Class (09/28/2015)
PIMCO Total Return Portfolio,	2015	10.98	11.010	6,717
Administrative Class (09/28/2015)
RYDEX VARIABLE TRUST
Guggenheim Long Short Equity Fund	2015	15.07	15.252	0
(09/28/2015)
Rydex Government Long Bond 1.2x	2015	30.69	29.771	784
Strategy Fund (09/28/2015)
Rydex Inverse Government Long	2015	35.27	35.669	0
Bond Strategy Fund (09/28/2015)
Rydex Inverse NASDAQ-100®	2015	24.73	21.705	892
Strategy Fund (09/28/2015)
Rydex Inverse S&P 500 Strategy	2015	17.59	15.932	0
Fund (09/28/2015)
Rydex NASDAQ-100® Fund	2015	30.56	34.121	22
(09/28/2015)
Rydex Nova Fund (09/28/2015)	2015	136.60	154.642	9
Rydex Precious Metals Fund	2015	17.41	17.950	0
(09/28/2015)
Rydex Russell 2000 1.5x Strategy Fund	2015	46.26	49.033	28
(09/28/2015)
T. ROWE PRICE EQUITY SERIES, INC.
T. Rowe Price Blue Chip Growth	2015	20.46	22.983	7,936
Portfolio (09/28/2015)
Ameritas Advisor No-Load VA	50

			Ameritas Advisor
			No-Load VA	Number (#) of Accumulation
FUND COMPANY	Year	Value ($) at	AUV($) at	Units At End of Year
Subaccount (inception date)		Inception	End of Year	(December 31)
			(December 31)
THIRD AVENUE VARIABLE SERIES TRUST
Third Avenue Value Portfolio	2015	13.92	14.723	0
(09/28/2015)
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
UIF Emerging Markets Equity Portfolio,	2015	12.09	12.376	7,687
Class I (09/28/2015)
VANGUARD® VARIABLE INSURANCE FUND
Vanguard® Balanced Portfolio	2015	21.17	22.294	12,961
(09/28/2015)
Vanguard® Conservative Allocation	2015	NA	NA	NA
(05/01/2016)
Vanguard® Diversified Value Portfolio	2015	15.49	16.531	8,596
(09/28/2015)
Vanguard® Equity Income Portfolio	2015	19.40	21.196	7,255
(09/28/2015)
Vanguard® Equity Index Portfolio	2015	30.45	33.212	4,226
(09/28/2015)
Vanguard® Growth Portfolio	2015	20.52	22.554	672
(09/28/2015)
Vanguard® High Yield Bond Portfolio	2015	7.66	7.581	9,349
(09/28/2015)
Vanguard® International Portfolio	2015	18.07	19.777	9,694
(08/27/2012)
Vanguard® Mid-Cap Index Portfolio	2015	19.69	20.736	9,253
(08/27/2012)
Vanguard® Moderate Allocation	2015	NA	NA	NA
(05/01/2016)
Vanguard® Money Market	2015	1.00	0.999	82,146
Portfolio (09/28/2015)
Vanguard® REIT Index Portfolio	2015	12.62	13.754	15,723
(09/28/2015)
Vanguard® Short-Term	2015	NA	NA	NA
Investment-Grade (05/01/2016)
Vanguard® Small Company Growth	2015	19.73	20.766	3,520
Portfolio (09/28/2015)
Vanguard® Total Bond Market Index	2015	11.86	11.776	37,820
Portfolio (09/28/2015)
Vanguard® Total Stock Market Index	2015	29.61	32.023	1,447
Portfolio (09/28/2015)

Ameritas Advisor No-Load VA	51

STATEMENT OF ADDITIONAL INFORMATION Table of Contents

A Statement of Additional Information, dated May 1, 2016, and other information about us and the Policy is on file with the SEC and is incorporated into this prospectus by reference.

For a free copy, access it on the SEC's website (www.sec.gov), or write or call us. Here is the Table of Contents for the Statement of Additional Information:

		Begin on Page
REMEMBER, THE CORRECT FORM is important for us to accurately process your Policy elections and changes. Many can be found when you access your account through our website. Or, call us at our toll-free number and we will send you the form you need.	GENERAL INFORMATION AND HISTORY SERVICES	1
	PURCHASE OF SECURITIES BEING OFFERED UNDERWRITER CALCULATION OF PERFORMANCE	2
	STANDARDIZED PERFORMANCE REPORTING NON-STANDARDIZED PERFORMANCE REPORTING YIELDS	3
	OTHER INFORMATION SERVICE MARKS AND COPYRIGHT LICENSING AGREEMENT FINANCIAL STATEMENTS	4

THANK YOU

for reviewing this prospectus. You should also review the series fund prospectuses for those Subaccount variable investment option underlying portfolios you wish to select.

IF YOU HAVE QUESTIONS,

for marketing assistance or other product questions prior to issue, call us at:

Ameritas Life Insurance Corp.

Telephone: 800-255-9678

for all other matters, write or call us at:

Ameritas Life Insurance Corp.

Service Center

P.O. Box 81889

Lincoln, Nebraska 68501

or

5900 O Street

Lincoln, Nebraska 68510

Telephone: 800-255-9678

Fax: 402-467-7335

Interfund Transfer Request Fax:

402-467-7923

e-mail: direct@ameritas.com

© 2016 Ameritas Life Insurance Corp.	Registration No. 811-07661
Ameritas Advisor No-Load VA	52

Statement of Additional Information: May 1, 2016
to accompany Policy Prospectus dated May 1, 2016

Ameritas Advisor No-Load VA
Flexible Premium Deferred Variable Annuity Policy	Ameritas Life Insurance Corp. Separate Account LLVA

TABLE OF CONTENTS	PAGE

GENERAL INFORMATION AND HISTORY	1
SERVICES

PURCHASE OF SECURITIES BEING OFFERED	2
UNDERWRITER
CALCULATION OF PERFORMANCE

STANDARDIZED PERFORMANCE REPORTING	3
NON-STANDARDIZED PERFORMANCE REPORTING
YIELDS

OTHER INFORMATION	4
SERVICE MARKS AND COPYRIGHT
LICENSING AGREEMENT
FINANCIAL STATEMENTS

Ameritas® and the bison design are registered service marks of Ameritas Life Insurance Corp.

This Statement of Additional Information ("Statement") is not a prospectus. It contains information in addition to and more detailed than set forth in the Policy prospectus and should be read in conjunction with the prospectus. The Policy prospectus may be obtained from our Service Center by writing us at P.O. Box 81889, Lincoln, Nebraska 68501, by sending us an email through our website at ameritasdirect.com, or by calling us at 800-255-9678. Defined terms used in the current prospectus for the Policies are incorporated in this Statement.

GENERAL INFORMATION AND HISTORY

Ameritas Life Insurance Corp. Separate Account LLVA is a separate investment account of Ameritas Life Insurance Corp. ("Company, we, us, our, Ameritas Life"). We are engaged in the business of issuing life insurance and annuities, group dental, vision and hearing care insurance, retirement plans and 401(k) plans throughout the United States (except in New York). We are a stock life insurance company organized under the insurance laws of the State of Nebraska in 1887. We are wholly owned by Ameritas Holding Company ("AHC"), a Nebraska stock insurance holding company. AHC is wholly owned by Ameritas Mutual Holding Company ("Ameritas"), a Nebraska mutual insurance holding company. Ameritas is a diversified family of financial services businesses. For a complete list of the Ameritas companies and their products and services, visit the Ameritas website at ameritas.com. Each Ameritas company is solely responsible for its own financial condition and contractual obligations.

SERVICES

The balance sheets – statutory basis of Ameritas Life Insurance Corp., a wholly owned subsidiary of Ameritas Holding Company, which is a wholly owned subsidiary of Ameritas Mutual Holding Company, as of December 31, 2015 and 2014, and the related summary of operations and changes in capital and surplus – statutory basis and statements of cash flows – statutory basis for each of the three years in the period ended December 31, 2015 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein and the statements of net assets of each of the subaccounts of Ameritas Life Insurance Corp. Separate Account LLVA as of December 31, 2015, and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended and the financial highlights for each of the periods in the five years then ended, have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report appearing herein. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 1601 Dodge Street, Suite 3100, Omaha, NE 68102.

Our financial statements are part of this SAI. They only bear on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.

Ameritas Advisor No-Load VA	SAI: 1	STATEMENT OF ADDITIONAL INFORMATION

Affiliates of Ameritas Life may provide administrative services to Ameritas Life relating to policies offered by its separate accounts, including Ameritas Life Insurance Corp. Separate Account LLVA (the "Registrant"). On January 1, 2011, Ameritas Life entered into an Amended and Restated General Administrative Services Agreement (the "Agreement"), under which administrative services relating to policies offered by the Ameritas Life separate accounts may be provided by affiliates of Ameritas Life. The parties to the Agreement are Ameritas Life, Ameritas Holding Company, Acacia Life Insurance Company, The Union Central Life Insurance Company, Ameritas Investment Partners, Inc., Ameritas Mortgage Funding, Inc., Ameritas Investment Corp., and Calvert Investments, Inc. All parties to the Agreement are wholly owned subsidiaries of Ameritas Mutual Holding Company ("AMHC") or have since been merged into or dissolved by wholly owned subsidiaries of AMHC. Ameritas Life made no payments for administrative services provided by affiliated companies in 2013, 2014, or 2015.

All matters of state and federal law pertaining to the Policies have been reviewed by the Ameritas Life legal staff.

PURCHASE OF SECURITIES BEING OFFERED

The Policy will be sold by licensed insurance agents in states where the Policies may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the Financial Industry Regulatory Authority.

UNDERWRITER

The Policy is offered continuously and is distributed by Ameritas Investment Corp. ("AIC"), 5900 O Street, Lincoln, Nebraska 68510. AIC is a wholly owned subsidiary of ours. AIC enters into contracts with various broker-dealers ("Distributors") to distribute the Policies.

YEAR:	2013	2014	2015
Variable annuity commissions we paid to AIC that were paid to other broker-dealers and representatives (not kept by AIC).	$68,389	$72,860	$64,691
Variable annuity commission earned and kept by AIC.	$0	$0	$0
Fees we paid to AIC for variable annuity Principal Underwriter services.	$553,946	$632,384	$667,948

CALCULATION OF PERFORMANCE

When we advertise performance for a Subaccount (except any money market Subaccount), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for a Subaccount will be shown for periods beginning on the date the Subaccount first invested in a corresponding series fund portfolio. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission ("SEC").

We report average annual total return information via Internet and periodic printed reports. Average annual total return quotations on our Internet website will be current as of the previous Business Day. Printed average annual total return information may be current to the last Business Day of the previous calendar week, month, or quarter preceding the date on which a report is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will cover at least periods of one, five, and ten years, or a period covering the time the Subaccount has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding series fund portfolio has been in existence for longer than the Subaccount, the non-standardized total return quotations will show the investment performance the Subaccount would have achieved (reduced by the applicable charges) had it been invested in the series fund portfolio for the period quoted; this is referred to as "adjusted historical" performance reporting. Standardized average annual total return is not available for periods before the Subaccount was in existence.

Quotations of standardized average annual total return and non-standardized total return are based on historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of a Subaccount and its corresponding series fund portfolio include general market conditions, operating expenses and investment management. An Owner's withdrawal value upon surrender of a Policy may be more or less than the premium invested in the Policy.

Ameritas Advisor No-Load VA	SAI: 2	STATEMENT OF ADDITIONAL INFORMATION

Standardized Performance Reporting

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in a Subaccount at the beginning of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the current mortality and expense fee and the current annual Policy Fee. No deduction is made for premium taxes which may be assessed by certain states.

Non-Standardized Performance Reporting

We may also advertise non-standardized total return. Non-standardized total return may assume: (1) the Policy is not surrendered; (2) the Subaccounts have existed for periods other than those required to be presented; (3) current charges are incurred if they are less than the Policy's guaranteed maximum charges; or (4) may differ from standardized average annual total return in other ways disclosed in the table description. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical Policy. For these reasons, non-standardized total returns for a Subaccount are usually higher than standardized total returns for a Subaccount.

Yields

We may advertise the current annualized yield for a 30-day period for a Subaccount. The annualized yield of a Subaccount refers to the income generated by the Subaccount over a specified 30-day period. Because this yield is annualized, the yield generated by a Subaccount during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per Accumulation Unit earned during the period by the price per unit on the last day of the period, according to the following formula:

YIELD=2[(a-b+1)6-1]

      cd

Where a=net investment income earned during the period by the portfolio company attributable to shares owned by the Subaccount, b=expenses accrued for the period (net of reimbursements), c=the average daily number of Accumulation Units outstanding during the period, and d=the maximum offering price per Accumulation Unit on the last day of the period. The yield reflects the base Policy mortality and expense risk fee and administrative expense charge. Net investment income will be determined according to rules established by the SEC. The yield assumes an average Policy size of $75,000.

Because of the charges and deductions imposed by the Separate Account, the yield for a Subaccount will be lower than the yield for the corresponding series fund portfolio. The yield on amounts held in the Subaccount normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. A Subaccount's actual yield will be affected by the types and quality of portfolio securities held by the series fund and the series fund's operating expenses.

Any current yield quotations of a money market Subaccount, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Subaccount based on different time periods, but we will accompany it with a yield quotation based on a seven-day calendar period. A money market Subaccount's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing Policy having a balance of one Accumulation Unit at the beginning of the base period, subtracting a hypothetical charge reflecting those Policy deductions stated above, and dividing the net change in Policy value by the value of the Policy at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). A money market Subaccount's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Subaccount.

A money market Subaccount's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the series fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the series fund's expenses. Although we determine the Subaccount's yield on the basis of a seven calendar day period, we may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the series fund's prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Policy owner's investment in a money market Subaccount nor that Subaccount's investment in the underlying money market series fund portfolio is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.

Ameritas Advisor No-Load VA	SAI: 3	STATEMENT OF ADDITIONAL INFORMATION

OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Policy described in this Statement. Not all information set forth in the registration statement is addressed in the Policy prospectus or this Statement. Statements in the prospectus and this Statement are intended to be summaries. For a complete statement of the terms of the registration, refer to the documents we file with the SEC. They may be accessed on the SEC's website (www.sec.gov) or you may review and copy it (for a fee) at the SEC's Public Reference Room in Washington D.C. (Call the SEC at 202-551-8090 for details and public hours.)

SERVICE MARKS AND COPYRIGHT

"Ameritas" and the bison design are registered service marks of Ameritas Life Insurance Corp. The Policy and Policy prospectus are copyrighted by Ameritas Life Insurance Corp.

LICENSING AGREEMENT

The Policy is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the Owners of the Policy or any member of the public regarding the advisability of investing in securities generally or in the Policy particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee ("Ameritas Life") is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the product. S&P has no obligation to take the needs of the Licensee or the Owners of the Policy into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the timing of the issuance or sale of the product or in the determination or calculation of the equation by which the Policy is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE POLICY, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN.

S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

FINANCIAL STATEMENTS

Our financial statements bear only on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.

Ameritas Advisor No-Load VA	SAI: 4	STATEMENT OF ADDITIONAL INFORMATION

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors

Ameritas Life Insurance Corp.

Lincoln, Nebraska

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 1 which comprise Ameritas Life Insurance Corp. Separate Account LLVA (the "Account") as of December 31, 2015 and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended, and the financial highlights for each of the periods in the five years then ended for each of the subaccounts which comprise the Account. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of each of the subaccounts’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the subaccounts constituting Ameritas Life Insurance Corp. Separate Account LLVA as of December 31, 2015, the results of their operations for the period then ended, the changes in their net assets for each of the periods in the two years then ended, and the financial highlights for each of the periods in the five years then ended for each of the subaccounts which comprise the Account, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Omaha, Nebraska

March 8, 2016

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2015

ASSETS
INVESTMENTS AT FAIR VALUE:

Calvert Variable Series, Inc. (Calvert):
Calvert VP SRI Balanced Portfolio, Class I (Balanced) -
523,507.185 shares at $1.995 per share (cost $982,758)	$1,044,397
Calvert VP SRI Mid Cap Growth Portfolio (Mid Cap) -
23,343.981 shares at $31.02 per share (cost $710,960)	724,130
Deutsche Investments VIT Funds (Scudder):
Deutsche Small Cap Index VIP Portfolio, Class A (Small Cap) -
42,512.839 shares at $15.18 per share (cost $716,707)	645,345
Deutsche Variable Series II (Scudder):
Deutsche Small Mid Cap Value VIP Portfolio, Class A (Small Mid Value) -
60,133.610 shares at $15.97 per share (cost $814,051)	960,334
Deutsche Global Growth VIP Portfolio, Class A (Thematic) -
29,302.195 shares at $10.81 per share (cost $309,667)	316,757
Deutsche Variable Series I (Scudder):
Deutsche Capital Growth VIP Portfolio, Class A (Growth) -
12,924.226 shares at $28.22 per share (cost $367,465)	364,722
Fidelity Variable Insurance Products (Fidelity):
Fidelity VIP Overseas Portfolio, Initial Class (Overseas IC) -
166,544.488 shares at $19.08 per share (cost $3,060,258)	3,177,669
Fidelity VIP Investment Grade Bond Portfolio, Initial Class (Inv. Grade Bond IC) -
1,809,201.126 shares at $12.37 per share (cost $23,328,132)	22,379,818
Fidelity VIP Equity-Income Portfolio, Initial Class (Equity Income IC) -
121,014.501 shares at $20.46 per share (cost $2,642,592)	2,475,957
Fidelity VIP Growth Portfolio, Initial Class (Growth IC) -
53,487.203 shares at $65.75 per share (cost $2,409,668)	3,516,784
Fidelity VIP High Income Portfolio, Initial Class (High Income IC) -
1,339,996.688 shares at $4.95 per share (cost $7,675,009)	6,632,984
Fidelity VIP High Income Portfolio, Service Class (High Income SC) -
9,206.864 shares at $4.92 per share (cost $52,611)	45,298
Fidelity VIP Contrafund Portfolio, Initial Class (Contrafund IC) -
505,147.857 shares at $33.92 per share (cost $13,837,569)	17,134,615
Fidelity VIP Contrafund Portfolio, Service Class (Contrafund SC) -
47,049.089 shares at $33.79 per share (cost $1,275,700)	1,589,789
Fidelity VIP Mid Cap Portfolio, Initial Class (Mid Cap IC) -
248,167.796 shares at $32.65 per share (cost $7,691,365)	8,102,679
Fidelity VIP Mid Cap Portfolio, Service Class (Mid Cap SC) -
17,405.102 shares at $32.41 per share (cost $553,571)	564,099
Fidelity VIP Strategic Income Portfolio, Initial Class (Strategic) -
820,538.646 shares at $10.60 per share (cost $9,445,043)	8,697,710

The accompanying notes are an integral part of these financial statements.

FS-3

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2015

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

AIM Variable Insurance Funds (AIM):
Invesco V.I. Diversified Dividend Fund Portfolio, Series I (Dividend) -
33,507.351 shares at $23.27 per share (cost $754,226)	$779,716
Invesco V.I. Global Health Care Fund Portfolio, Series I (Health) -
15,126.261 shares at $31.75 per share (cost $496,494)	480,259
Invesco V.I. Technology Fund Portfolio, Series I (Technology) -
11,548.761 shares at $18.83 per share (cost $186,915)	217,463
Invesco V.I. International Growth Fund Portfolio, Series I (Intl. Growth) -
146,368.448 shares at $33.49 per share (cost $4,663,177)	4,901,879
Invesco V.I. American Franchise Fund Portfolio, Series I (Franchise) -
595.312 shares at $57.30 per share (cost $31,363)	34,111
Janus Aspen Series (Janus):
Janus Portfolio, Institutional Shares (Growth) -
1,142.178 shares at $30.84 per share (cost $25,787)	35,225
Neuberger Berman Advisers Management Trust (Neuberger Berman):
Neuberger Berman AMT Mid-Cap Growth Portfolio, Class I (Mid-Cap) -
13,542.779 shares at $22.73 per share (cost $321,112)	307,827
Neuberger Berman AMT Short Duration Bond Portfolio, Class I (Bond) -
5,961.493 shares at $10.52 per share (cost $65,754)	62,715
Neuberger Berman AMT Large Cap Value Portfolio, Class I (Partners) -
41,157.908 shares at $13.19 per share (cost $541,044)	542,873
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I (Regency) -
31,673.989 shares at $15.85 per share (cost $500,780)	502,033
Rydex Variable Trust (Rydex):
Rydex Nova Fund Portfolio (Nova) -
7,716.925 shares at $154.82 per share (cost $1,212,640)	1,194,734
Rydex NASDAQ-100 Fund Portfolio (NASDAQ) -
86,525.275 shares at $34.16 per share (cost $2,806,151)	2,955,703
Rydex Precious Metals Fund Portfolio (Precious Metals) -
69,623.654 shares at $17.95 per share (cost $1,880,470)	1,249,745
Rydex Inverse S&P 500 Strategy Fund Portfolio (Inv. S&P 500) -
110,883.204 shares at $15.95 per share (cost $1,933,300)	1,768,587
Rydex Government Long Bond 1.2x Strategy Fund Portfolio (Gov. Long Bond) -
39,747.709 shares at $29.73 per share (cost $1,505,758)	1,181,699
Rydex Inverse NASDAQ-100 Strategy Fund Portfolio (Inverse NASDAQ) -
6,312.365 shares at $21.73 per share (cost $156,339)	137,168

The accompanying notes are an integral part of these financial statements.

FS-4

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2015

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Rydex Variable Trust (Rydex), continued:
Rydex Inverse Government Long Bond Strategy Fund Portfolio (Inv. Long Bond) -
1,828.494 shares at $35.71 per share (cost $76,289)	$65,296
Rydex Russell 2000 1.5x Strategy Fund Portfolio (Russell) -
36,020.528 shares at $49.09 per share (cost $1,782,485)	1,768,248
Guggenheim Long Short Equity Fund Portfolio (Sector Rotation) -
50,519.712 shares at $15.27 per share (cost $731,767)	771,436
Third Avenue Variable Series Trust (Third Avenue):
Third Avenue Value Portfolio (Value) -
188,424.043 shares at $14.74 per share (cost $3,212,596)	2,777,370
Vanguard Variable Insurance Fund (Vanguard):
Vanguard Money Market Portfolio (Money Market) -
17,707,337.910 shares at $1.00 per share (cost $17,707,338)	17,707,338
Vanguard Equity Index Portfolio (Equity Index) -
701,042.992 shares at $33.25 per share (cost $18,847,301)	23,309,679
Vanguard Total Bond Market Index Portfolio (Total Bond) -
3,033,400.164 shares at $11.79 per share (cost $35,890,374)	35,763,788
Vanguard REIT Index Portfolio (REIT Index) -
1,491,766.451 shares at $13.77 per share (cost $18,574,291)	20,541,624
Vanguard Mid-Cap Index Portfolio (Mid-Cap) -
995,268.733 shares at $20.76 per share (cost $17,057,100)	20,661,779
Vanguard Total Stock Market Index Portfolio (Stock Market Index) -
492,093.246 shares at $32.06 per share (cost $13,312,814)	15,776,509
Vanguard Equity Income Portfolio (Equity Income) -
574,218.231 shares at $21.22 per share (cost $10,198,104)	12,184,911
Vanguard Growth Portfolio (Growth) -
443,811.160 shares at $22.58 per share (cost $7,307,359)	10,021,256
Vanguard High Yield Bond Portfolio (High Yield Bond) -
794,116.713 shares at $7.59 per share (cost $6,158,836)	6,027,346
Vanguard Balanced Portfolio (Balanced) -
666,760.892 shares at $22.32 per share (cost $13,330,427)	14,882,103
Vanguard International Portfolio (International) -
981,087.410 shares at $19.80 per share (cost $18,070,136)	19,425,531
Vanguard Diversified Value Portfolio (Diversified) -
943,960.258 shares at $16.55 per share (cost $13,524,006)	15,622,542
Vanguard Small Company Growth Portfolio (Small Company Growth) -
740,864.409 shares at $20.79 per share (cost $14,334,184)	15,402,571

The accompanying notes are an integral part of these financial statements.

FS-5

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2015

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Wells Fargo Funds - Variable Trust (Wells Fargo):
Wells Fargo VT Discovery Fund Portfolio, Class 2 (Discovery) -
19,826.499 shares at $25.99 per share (cost $495,362)	$515,291
Wells Fargo VT Opportunity Fund Portfolio, Class 2 (Opportunity) -
14,676.446 shares at $25.05 per share (cost $304,733)	367,645
ProFunds VP (ProFunds):
ProFund VP Bull Portfolio (Bull) -
104,881.483 shares at $40.57 per share (cost $3,427,704)	4,255,042
ProFund VP Europe 30 Portfolio (Europe) -
3,904.459 shares at $19.89 per share (cost $82,542)	77,660
ProFund VP Mid-Cap Value Portfolio (Mid-Cap) -
1,387.081 shares at $36.86 per share (cost $49,106)	51,128
ProFund VP NASDAQ-100 Portfolio (NASDAQ-100) -
1,566.941 shares at $32.56 per share (cost $50,761)	51,020
ProFund VP Small-Cap Portfolio (Small-Cap) -
0.000 shares at $29.52 per share (cost $0)	-
ProFund VP Small-Cap Value Portfolio (Small-Cap Value) -
1,185.962 shares at $35.90 per share (cost $46,037)	42,576
ProFund VP Dow 30 Portfolio (Classic Dow) -
4,079.303 shares at $32.23 per share (cost $141,619)	131,476
Inverse ProFunds VP (ProFunds):
ProFund VP Bear Portfolio (Bear) -
11,465.896 shares at $9.27 per share (cost $105,184)	106,289
ProFund VP Short NASDAQ-100 Portfolio (Short NASDAQ) -
262.240 shares at $17.00 per share (cost $18,717)	4,458
ProFund VP Short Small-Cap Portfolio (Short Small-Cap) -
862.434 shares at $19.31 per share (cost $20,520)	16,654
ProFund VP Short Dow 30 Portfolio (Short Dow) -
0.000 shares at $16.80 per share (cost $0)	-
Ultra ProFunds VP (ProFunds):
ProFund VP UltraMid-Cap Portfolio (UltraMid) -
346.206 shares at $49.75 per share (cost $19,187)	17,224
ProFund VP UltraNASDAQ-100 Portfolio (UltraOTC) -
4,221.129 shares at $69.69 per share (cost $270,643)	294,170
ProFund VP UltraSmall-Cap Portfolio (UltraSmall) -
1,223.863 shares at $18.06 per share (cost $25,263)	22,103
ProFund VP UltraBull Portfolio (UltraBull) -
2,022.646 shares at $13.96 per share (cost $30,820)	28,236

The accompanying notes are an integral part of these financial statements

FS-6

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2015

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Non-Equity ProFunds VP (ProFunds):
ProFund VP US Government Plus Portfolio (U.S. Gov. Plus) -
4,691.984 shares at $22.75 per share (cost $108,318)	$106,743
ProFund VP Rising Rates Opportunity Portfolio (Opportunity) -
1,581.280 shares at $5.58 per share (cost $8,864)	8,824
Sector ProFunds VP (ProFunds):
ProFund VP Oil & Gas Portfolio (Oil & Gas) -
1,642.570 shares at $31.52 per share (cost $60,390)	51,774
ProFund VP Precious Metals Portfolio (Precious Metals) -
6,565.440 shares at $12.04 per share (cost $83,512)	79,048
ProFund VP Real Estate Portfolio (Real Estate) -
1,622.118 shares at $62.61 per share (cost $93,953)	101,561
Access VP High Yield Fund (ProFunds):
Access VP High Yield Fund Portfolio (High Yield) -
1,173.932 shares at $27.51 per share (cost $34,240)	32,295
ProFund VP Money Market (ProFunds):
ProFund VP Money Market Portfolio (Money Market) -
987,781.850 shares at $1.00 per share (cost $987,782)	987,782
PIMCO Variable Insurance Trust (Pimco):
PIMCO CommodityRealReturn Strategy Portfolio,
Administrative Class (Commodity) -
563,445.198 shares at $6.91 per share (cost $9,177,269)	3,893,406
PIMCO Total Return Portfolio, Administrative Class (Total Return) -
746,572.591 shares at $10.58 per share (cost $8,349,118)	7,898,738
PIMCO Low Duration Portfolio, Administrative Class (Low Duration) -
68,129.943 shares at $10.25 per share (cost $723,131)	698,332
American Century Investments (American Century):
American Century VP Mid Cap Value Fund Portfolio, Class I (Mid Cap) -
68,513.654 shares at $18.39 per share (cost $1,130,736)	1,259,966
American Century VP International Fund Portfolio, Class I (International) -
202,139.510 shares at $10.02 per share (cost $1,852,419)	2,025,438
Franklin Templeton Variable Insurance Products Trust (Franklin Templeton):
Templeton Global Bond VIP Fund Portfolio, Class 2 (Global Inc.) -
770,415.195 shares at $15.80 per share (cost $14,105,525)	12,172,560
MFS Variable Insurance Trust (MFS):
MFS Utilities Series Portfolio, Initial Class (Utilities IC) -
66,758.598 shares at $25.56 per share (cost $2,039,439)	1,706,350

The accompanying notes are an integral part of these financial statements.

FS-7

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2015

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

MFS Variable Insurance Trust II (MFS):
MFS Research International Portfolio, Initial Class (Research) -
468,720.292 shares at $13.85 per share (cost $7,214,676)	$6,491,776
Calvert Variable Products, Inc. (Summit):
Calvert VP Natural Resources Portfolio (Natural Res) -
112,228.888 shares at $32.12 per share (cost $5,312,171)	3,604,792
Calvert VP SRI Large Cap Value Portfolio (Zenith) -
1,807.385 shares at $82.63 per share (cost $126,777)	149,344
Calvert VP S&P 500 Index Portfolio (S&P 500) -
16,093.754 shares at $112.07 per share (cost $1,834,807)	1,803,627
Calvert VP EAFE International Index Portfolio, Class I (EAFE Intl.) -
11,764.610 shares at $76.87 per share (cost $931,920)	904,346
Calvert VP S&P MidCap 400 Index Portfolio, Class I (S&P MidCap) -
4,503.269 shares at $91.52 per share (cost $348,675)	412,139
Calvert VP Volatility Managed Growth Portfolio, Class F (Growth) -
447,555.924 shares at $15.82 per share (cost $7,154,102)	7,080,335
Calvert VP Volatility Managed Moderate Growth Portfolio, Class F (Mod. Growth) -
326,720.674 shares at $15.65 per share (cost $5,075,838)	5,113,179
Calvert VP Volatility Managed Moderate Portfolio, Class F (Moderate) -
663,681.285 shares at $15.50 per share (cost $10,510,934)	10,287,060
Calvert VP Russell 2000 Small Cap Index Portfolio, Class I (Russell Small Cap) -
1,358.209 shares at $69.72 per share (cost $107,273)	94,694
T. Rowe Price Equity Series, Inc. (T. Rowe):
T. Rowe Price Blue Chip Growth Portfolio (Blue Chip) -
595,111.913 shares at $23.01 per share (cost $8,228,741)	13,693,525
The Universal Institutional Funds, Inc. (Morgan Stanley):
UIF Emerging Markets Equity Portfolio, Class I (Emerging Markets) -
659,671.556 shares at $12.39 per share (cost $9,449,650)	8,173,331
DFA Investment Dimensions Group Inc. (DFA):
VA Global Bond Portfolio (Bond) -
445,324.996 shares at $10.66 per share (cost $4,844,831)	4,747,164
VA International Small Portfolio (Small) -
219,310.154 shares at $11.07 per share (cost $2,516,627)	2,427,763
VA International Value Portfolio (Value) -
715,182.130 shares at $10.55 per share (cost $8,675,773)	7,545,171
VA Short-Term Fixed Portfolio (Fixed) -
1,237,158.878 shares at $10.17 per share (cost $12,641,700)	12,581,906

The accompanying notes are an integral part of these financial statements.

FS-8

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2015

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

DFA Investment Dimensions Group Inc. (DFA),continued:
VA U.S. Large Value Portfolio (Large) -
276,546.005 shares at $20.66 per share (cost $5,696,552)	$5,713,440
VA U.S. Targeted Value Portfolio (Targeted) -
146,641.077 shares at $15.84 per share (cost $2,369,259)	2,322,795

NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS	$457,584,327

The accompanying notes are an integral part of these financial statements.

FS-9

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Calvert

	Balanced

	2015
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,265
Mortality and expense risk charge	(8,262)
Net investment income(loss)	(6,997)

Realized gain(loss) on investments:
Net realized gain distributions	4,550
Net realized gain(loss) on sale of fund shares	35,094
Net realized gain(loss)	39,644

Change in unrealized appreciation/depreciation	(80,329)

Net increase(decrease) in net assets resulting
from operations	$(47,682)

	Balanced

STATEMENTS OF CHANGES IN NET ASSETS	2015	2014
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(6,997)	$13,974
Net realized gain(loss)	39,644	121,282
Net change in unrealized appreciation/depreciation	(80,329)	(7,682)
Net increase(decrease) in net assets resulting
from operations	(47,682)	127,574

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	4,282	5,744
Subaccounts transfers (including fixed account), net	(146,887)	(54,981)
Transfers for policyowner benefits and terminations	(256,244)	(62,582)
Policyowner maintenance charges	(270)	(361)
Net increase(decrease) from policyowner transactions	(399,119)	(112,180)

Total increase(decrease) in net assets	(446,801)	15,394
Net assets at beginning of period	1,491,198	1,475,804
Net assets at end of period	$1,044,397	$1,491,198

The accompanying notes are an integral part of these financial statements.

FS-10

Calvert		Scudder
				Small
Mid Cap		Small Cap		Mid Value

2015		2015		2015

$-		$8,184		$3,428
(5,872)		(4,039)		(7,087)
(5,872)		4,145		(3,659)

24,463		58,939		98,486
28,072		(4,682)		324,642
52,535		54,257		423,128

(70,878)		(91,500)		(422,198)

$(24,215)		$(33,098)		$(2,729)

Mid Cap		Small Cap		Small Mid Value

2015	2014	2015	2014	2015	2014

$(5,872)	$(5,895)	$4,145	$788	$(3,659)	$5,274
52,535	201,645	54,257	13,121	423,128	283,169
(70,878)	(124,336)	(91,500)	(9,848)	(422,198)	(201,391)

(24,215)	71,414	(33,098)	4,061	(2,729)	87,052

-	-	-	-	33,808	123,087
(26,772)	(22,021)	485,031	82,169	(939,449)	(646,158)
(237,241)	(15,493)	(10,514)	(107)	(122,845)	(213,726)
(212)	(236)	(162)	(94)	(177)	(342)
(264,225)	(37,750)	474,355	81,968	(1,028,663)	(737,139)

(288,440)	33,664	441,257	86,029	(1,031,392)	(650,087)
1,012,570	978,906	204,088	118,059	1,991,726	2,641,813
$724,130	$1,012,570	$645,345	$204,088	$960,334	$1,991,726

FS-11

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Scudder

	Thematic

	2015
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$2,409
Mortality and expense risk charge	(1,877)
Net investment income(loss)	532

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	1,482
Net realized gain(loss)	1,482

Change in unrealized appreciation/depreciation	(8,883)

Net increase(decrease) in net assets resulting
from operations	$(6,869)

	Thematic

STATEMENTS OF CHANGES IN NET ASSETS	2015	2014
Increase(decrease) in net assets from operations:
Net investment income(loss)	$532	$1,803
Net realized gain(loss)	1,482	13,009
Net change in unrealized appreciation/depreciation	(8,883)	(16,547)
Net increase(decrease) in net assets resulting
from operations	(6,869)	(1,735)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	390
Subaccounts transfers (including fixed account), net	28,756	(97,910)
Transfers for policyowner benefits and terminations	(7,037)	(6,632)
Policyowner maintenance charges	(43)	(48)
Net increase(decrease) from policyowner transactions	21,676	(104,200)

Total increase(decrease) in net assets	14,807	(105,935)
Net assets at beginning of period	301,950	407,885
Net assets at end of period	$316,757	$301,950

The accompanying notes are an integral part of these financial statements.

FS-12

Scudder		Fidelity
				Inv. Grade
Growth		Overseas IC		Bond IC

2015		2015		2015

$2,373		$42,462		$589,351
(1,988)		(17,429)		(134,352)
385		25,033		454,999

43,935		3,134		16,407
(5,338)		62,862		(21,795)
38,597		65,996		(5,388)

(28,422)		(18,218)		(744,350)

$10,560		$72,811		$(294,739)

Growth		Overseas IC		Inv. Grade Bond IC

2015	2014	2015	2014	2015	2014

$385	$105	$25,033	$19,920	$454,999	$305,471
38,597	27,654	65,996	148,649	(5,388)	(54,962)
(28,422)	(5,486)	(18,218)	(466,612)	(744,350)	826,928

10,560	22,273	72,811	(298,043)	(294,739)	1,077,437

1,204	-	56,707	73,261	852,124	599,391
187,179	(51,142)	454,551	(766,792)	3,436,669	(2,684,391)
(34,897)	(5,495)	(162,762)	(180,793)	(1,256,334)	(1,527,314)
(73)	(81)	(756)	(888)	(88,447)	(92,456)
153,413	(56,718)	347,740	(875,212)	2,944,012	(3,704,770)

163,973	(34,445)	420,551	(1,173,255)	2,649,273	(2,627,333)
200,749	235,194	2,757,118	3,930,373	19,730,545	22,357,878
$364,722	$200,749	$3,177,669	$2,757,118	$22,379,818	$19,730,545

FS-13

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	Equity Income
	IC

	2015
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$83,244
Mortality and expense risk charge	(16,076)
Net investment income(loss)	67,168

Realized gain(loss) on investments:
Net realized gain distributions	258,893
Net realized gain(loss) on sale of fund shares	8,958
Net realized gain(loss)	267,851

Change in unrealized appreciation/depreciation	(450,684)

Net increase(decrease) in net assets resulting
from operations	$(115,665)

	Equity Income IC

STATEMENTS OF CHANGES IN NET ASSETS	2015	2014
Increase(decrease) in net assets from operations:
Net investment income(loss)	$67,168	$64,602
Net realized gain(loss)	267,851	98,341
Net change in unrealized appreciation/depreciation	(450,684)	51,715
Net increase(decrease) in net assets resulting
from operations	(115,665)	214,658

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	10,038	358,548
Subaccounts transfers (including fixed account), net	(93,359)	(151,568)
Transfers for policyowner benefits and terminations	(211,992)	(176,032)
Policyowner maintenance charges	(652)	(683)
Net increase(decrease) from policyowner transactions	(295,965)	30,265

Total increase(decrease) in net assets	(411,630)	244,923
Net assets at beginning of period	2,887,587	2,642,664
Net assets at end of period	$2,475,957	$2,887,587

The accompanying notes are an integral part of these financial statements.

FS-14

Fidelity
Growth		High Income		High Income
IC		IC		SC

2015		2015		2015

$9,161		$469,620		$3,360
(23,579)		(49,084)		(402)
(14,418)		420,536		2,958

134,150		-		-
424,512		(48,880)		(2,724)
558,662		(48,880)		(2,724)

(290,483)		(574,986)		(455)

$253,761		$(203,330)		$(221)

Growth IC		High Income IC		High Income SC

2015	2014	2015	2014	2015	2014

$(14,418)	$(17,159)	$420,536	$488,905	$2,958	$4,939
558,662	316,831	(48,880)	55,201	(2,724)	8,555
(290,483)	118,883	(574,986)	(471,493)	(455)	(3,561)

253,761	418,555	(203,330)	72,613	(221)	9,933

14,304	45,206	222,940	310,475	-	-
(893,787)	245,340	(2,029,834)	478,765	3,929	(321,441)
(218,118)	(341,767)	(607,392)	(1,229,646)	(79,614)	(12,936)
(876)	(1,017)	(27,592)	(32,633)	(25)	(40)
(1,098,477)	(52,238)	(2,441,878)	(473,039)	(75,710)	(334,417)

(844,716)	366,317	(2,645,208)	(400,426)	(75,931)	(324,484)
4,361,500	3,995,183	9,278,192	9,678,618	121,229	445,713
$3,516,784	$4,361,500	$6,632,984	$9,278,192	$45,298	$121,229

FS-15

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	Contrafund
	IC

	2015
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$182,985
Mortality and expense risk charge	(108,700)
Net investment income(loss)	74,285

Realized gain(loss) on investments:
Net realized gain distributions	1,621,547
Net realized gain(loss) on sale of fund shares	484,487
Net realized gain(loss)	2,106,034

Change in unrealized appreciation/depreciation	(2,168,346)

Net increase(decrease) in net assets resulting
from operations	$11,973

	Contrafund IC

STATEMENTS OF CHANGES IN NET ASSETS	2015	2014
Increase(decrease) in net assets from operations:
Net investment income(loss)	$74,285	$55,272
Net realized gain(loss)	2,106,034	1,985,564
Net change in unrealized appreciation/depreciation	(2,168,346)	52,036
Net increase(decrease) in net assets resulting
from operations	11,973	2,092,872

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	325,538	440,751
Subaccounts transfers (including fixed account), net	(933,390)	(4,307,912)
Transfers for policyowner benefits and terminations	(857,139)	(1,106,712)
Policyowner maintenance charges	(3,760)	(17,150)
Net increase(decrease) from policyowner transactions	(1,468,751)	(4,991,023)

Total increase(decrease) in net assets	(1,456,778)	(2,898,151)
Net assets at beginning of period	18,591,393	21,489,544
Net assets at end of period	$17,134,615	$18,591,393

The accompanying notes are an integral part of these financial statements.

FS-16

Fidelity
Contrafund		Mid Cap		Mid Cap
SC		IC		SC

2015		2015		2015

$15,327		$42,636		$2,390
(9,988)		(52,280)		(3,533)
5,339		(9,644)		(1,143)

163,882		1,042,734		68,419
85,091		137,508		983
248,973		1,180,242		69,402

(252,398)		(1,310,300)		(80,217)

$1,914		$(139,702)		$(11,958)

Contrafund SC		Mid Cap IC		Mid Cap SC

2015	2014	2015	2014	2015	2014

$5,339	$3,495	$(9,644)	$(31,791)	$(1,143)	$(3,482)
248,973	207,008	1,180,242	494,983	69,402	66,538
(252,398)	9,883	(1,310,300)	26,616	(80,217)	(25,694)

1,914	220,386	(139,702)	489,808	(11,958)	37,362

1,442	2,254	251,742	97,578	500	3,000
(251,464)	(148,300)	(48,432)	(921,732)	(2,902)	(135,117)
(30,949)	(353,738)	(871,700)	(617,417)	(1,600)	(203,798)
(445)	(497)	(1,768)	(1,829)	(182)	(238)
(281,416)	(500,281)	(670,158)	(1,443,400)	(4,184)	(336,153)

(279,502)	(279,895)	(809,860)	(953,592)	(16,142)	(298,791)
1,869,291	2,149,186	8,912,539	9,866,131	580,241	879,032
$1,589,789	$1,869,291	$8,102,679	$8,912,539	$564,099	$580,241

FS-17

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Strategic

	2015
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$251,677
Mortality and expense risk charge	(53,374)
Net investment income(loss)	198,303

Realized gain(loss) on investments:
Net realized gain distributions	19,974
Net realized gain(loss) on sale of fund shares	(53,592)
Net realized gain(loss)	(33,618)

Change in unrealized appreciation/depreciation	(377,465)

Net increase(decrease) in net assets resulting
from operations	$(212,780)

	Strategic

STATEMENTS OF CHANGES IN NET ASSETS	2015	2014
Increase(decrease) in net assets from operations:
Net investment income(loss)	$198,303	$203,324
Net realized gain(loss)	(33,618)	87,309
Net change in unrealized appreciation/depreciation	(377,465)	(98,442)
Net increase(decrease) in net assets resulting
from operations	(212,780)	192,191

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	160,905	431,688
Subaccounts transfers (including fixed account), net	963,607	1,077,232
Transfers for policyowner benefits and terminations	(439,349)	(374,596)
Policyowner maintenance charges	(32,245)	(32,092)
Net increase(decrease) from policyowner transactions	652,918	1,102,232

Total increase(decrease) in net assets	440,138	1,294,423
Net assets at beginning of period	8,257,572	6,963,149
Net assets at end of period	$8,697,710	$8,257,572

The accompanying notes are an integral part of these financial statements.

FS-18

AIM

Dividend		Health		Technology

2015		2015		2015

$13,548		$-		$-
(4,563)		(3,752)		(1,272)
8,985		(3,752)		(1,272)

-		43,498		21,626
9,781		55,677		1,532
9,781		99,175		23,158

(8,690)		(115,058)		(9,170)

$10,076		$(19,635)		$12,716

Dividend		Health		Technology

2015	2014	2015	2014	2015	2014

$8,985	$3,019	$(3,752)	$(1,665)	$(1,272)	$(1,180)
9,781	30,649	99,175	28,120	23,158	19,256
(8,690)	(12,823)	(115,058)	22,333	(9,170)	813

10,076	20,845	(19,635)	48,788	12,716	18,889

180	180	-	-	-	-
677,733	(180,963)	170,577	19,474	(1,383)	(5,156)
(74,172)	(8,156)	(9,144)	(7,196)	(420)	-
(137)	(39)	(147)	(102)	(106)	(108)
603,604	(188,978)	161,286	12,176	(1,909)	(5,264)

613,680	(168,133)	141,651	60,964	10,807	13,625
166,036	334,169	338,608	277,644	206,656	193,031
$779,716	$166,036	$480,259	$338,608	$217,463	$206,656

FS-19

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	AIM

	Intl. Growth

	2015
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$86,386
Mortality and expense risk charge	(36,140)
Net investment income(loss)	50,246

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	191,379
Net realized gain(loss)	191,379

Change in unrealized appreciation/depreciation	(366,687)

Net increase(decrease) in net assets resulting
from operations	$(125,062)

	Intl. Growth

STATEMENTS OF CHANGES IN NET ASSETS	2015	2014
Increase(decrease) in net assets from operations:
Net investment income(loss)	$50,246	$66,315
Net realized gain(loss)	191,379	76,560
Net change in unrealized appreciation/depreciation	(366,687)	(220,204)
Net increase(decrease) in net assets resulting
from operations	(125,062)	(77,329)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	228,776	327,743
Subaccounts transfers (including fixed account), net	(1,332,110)	1,959,143
Transfers for policyowner benefits and terminations	(221,625)	(267,676)
Policyowner maintenance charges	(36,212)	(33,507)
Net increase(decrease) from policyowner transactions	(1,361,171)	1,985,703

Total increase(decrease) in net assets	(1,486,233)	1,908,374
Net assets at beginning of period	6,388,112	4,479,738
Net assets at end of period	$4,901,879	$6,388,112

The accompanying notes are an integral part of these financial statements.

FS-20

AIM		Janus		Neuberger Berman

Franchise		Growth		Mid-Cap

2015		2015		2015

$-		$223		$-
(270)		(211)		(281)
(270)		12		(281)

123		6,359		-
5,603		98		(30)
5,726		6,457		(30)

(4,091)		(4,878)		(13,285)

$1,365		$1,591		$(13,596)

Franchise		Growth		Mid-Cap

2015	2014	2015	2014	2015	2014

$(270)	$(1,080)	$12	$(71)	$(281)	$-
5,726	13,936	6,457	2,314	(30)	-
(4,091)	(7,937)	(4,878)	1,453	(13,285)	-

1,365	4,919	1,591	3,696	(13,596)	-

-	-	-	-	50	-
(25,010)	(170,750)	-	-	321,694	-
(1,347)	(10,948)	-	-	(273)	-
-	(3)	(54)	(51)	(48)	-
(26,357)	(181,701)	(54)	(51)	321,423	-

(24,992)	(176,782)	1,537	3,645	307,827	-
59,103	235,885	33,688	30,043	-	-
$34,111	$59,103	$35,225	$33,688	$307,827	$-

FS-21

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Neuberger Berman

	Bond

	2015
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$953
Mortality and expense risk charge	(1,090)
Net investment income(loss)	(137)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(12,068)
Net realized gain(loss)	(12,068)

Change in unrealized appreciation/depreciation	12,119

Net increase(decrease) in net assets resulting
from operations	$(86)

	Bond

STATEMENTS OF CHANGES IN NET ASSETS	2015	2014
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(137)	$4,718
Net realized gain(loss)	(12,068)	(1,147)
Net change in unrealized appreciation/depreciation	12,119	(3,446)
Net increase(decrease) in net assets resulting
from operations	(86)	125

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	(243,144)	(18,882)
Transfers for policyowner benefits and terminations	(93,257)	(13,728)
Policyowner maintenance charges	(13)	(64)
Net increase(decrease) from policyowner transactions	(336,414)	(32,674)

Total increase(decrease) in net assets	(336,500)	(32,549)
Net assets at beginning of period	399,215	431,764
Net assets at end of period	$62,715	$399,215

The accompanying notes are an integral part of these financial statements.

FS-22

Neuberger Berman				Rydex

Partners		Regency		Nova

2015		2015		2015

$4,886		$4,054		$-
(4,640)		(3,705)		(9,010)
246		349		(9,010)

49,381		12,080		-
198,607		59,522		71,148
247,988		71,602		71,148

(351,046)		(106,570)		(105,615)

$(102,812)		$(34,619)		$(43,477)

Partners		Regency		Nova

2015	2014	2015	2014	2015	2014

$246	$2,749	$349	$2,423	$(9,010)	$(10,613)
247,988	38,125	71,602	29,547	71,148	228,670
(351,046)	101,176	(106,570)	54,409	(105,615)	(24,844)

(102,812)	142,050	(34,619)	86,379	(43,477)	193,213

11,116	163,106	95,514	49,614	1,780	500
(927,231)	(89,041)	(318,300)	191,659	(783,162)	(567,438)
(109,495)	(103,588)	(42,586)	(22,395)	(226,997)	(46,370)
(383)	(478)	(93)	(57)	(388)	(373)
(1,025,993)	(30,001)	(265,465)	218,821	(1,008,767)	(613,681)

(1,128,805)	112,049	(300,084)	305,200	(1,052,244)	(420,468)
1,671,678	1,559,629	802,117	496,917	2,246,978	2,667,446
$542,873	$1,671,678	$502,033	$802,117	$1,194,734	$2,246,978

FS-23

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Rydex

	NASDAQ

	2015
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(18,404)
Net investment income(loss)	(18,404)

Realized gain(loss) on investments:
Net realized gain distributions	200,940
Net realized gain(loss) on sale of fund shares	100,216
Net realized gain(loss)	301,156

Change in unrealized appreciation/depreciation	(121,637)

Net increase(decrease) in net assets resulting
from operations	$161,115

	NASDAQ

STATEMENTS OF CHANGES IN NET ASSETS	2015	2014
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(18,404)	$(13,303)
Net realized gain(loss)	301,156	471,306
Net change in unrealized appreciation/depreciation	(121,637)	(134,013)
Net increase(decrease) in net assets resulting
from operations	161,115	323,990

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	217,602	157,230
Subaccounts transfers (including fixed account), net	(221,746)	739,436
Transfers for policyowner benefits and terminations	(354,191)	(145,300)
Policyowner maintenance charges	(779)	(420)
Net increase(decrease) from policyowner transactions	(359,114)	750,946

Total increase(decrease) in net assets	(197,999)	1,074,936
Net assets at beginning of period	3,153,702	2,078,766
Net assets at end of period	$2,955,703	$3,153,702

The accompanying notes are an integral part of these financial statements.

FS-24

Rydex
Precious		Inv.		Gov. Long
Metals		S&P 500		Bond

2015		2015		2015

$78,251		$-		$11,045
(8,883)		(5,289)		(7,753)
69,368		(5,289)		3,292

-		-		354,283
(969,837)		(85,413)		(69,919)
(969,837)		(85,413)		284,364

450,712		(25,991)		(367,457)

$(449,757)		$(116,693)		$(79,801)

Precious Metals		Inv. S&P 500		Gov. Long Bond

2015	2014	2015	2014	2015	2014

$69,368	$(8,568)	$(5,289)	$(4,384)	$3,292	$1,678
(969,837)	(312,212)	(85,413)	(237,050)	284,364	(85,814)
450,712	(28,668)	(25,991)	117,535	(367,457)	404,091

(449,757)	(349,448)	(116,693)	(123,899)	(79,801)	319,955

112,374	23,530	2,885	9,178	24,093	300
90,139	288,832	1,422,154	(103,325)	(67,233)	140,684
(119,404)	(93,774)	(43,897)	(14,138)	(55,965)	(5,911)
(1,105)	(988)	(229)	(374)	(197)	(200)
82,004	217,600	1,380,913	(108,659)	(99,302)	134,873

(367,753)	(131,848)	1,264,220	(232,558)	(179,103)	454,828
1,617,498	1,749,346	504,367	736,925	1,360,802	905,974
$1,249,745	$1,617,498	$1,768,587	$504,367	$1,181,699	$1,360,802

FS-25

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Rydex
	Inverse
	NASDAQ

	2015
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(793)
Net investment income(loss)	(793)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(29,238)
Net realized gain(loss)	(29,238)

Change in unrealized appreciation/depreciation	10,640

Net increase(decrease) in net assets resulting
from operations	$(19,391)

	Inverse NASDAQ

STATEMENTS OF CHANGES IN NET ASSETS	2015	2014
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(793)	$(1,356)
Net realized gain(loss)	(29,238)	(90,133)
Net change in unrealized appreciation/depreciation	10,640	42,438
Net increase(decrease) in net assets resulting
from operations	(19,391)	(49,051)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	37,670	39,021
Subaccounts transfers (including fixed account), net	5,064	(59,563)
Transfers for policyowner benefits and terminations	(9,879)	(362)
Policyowner maintenance charges	(123)	(164)
Net increase(decrease) from policyowner transactions	32,732	(21,068)

Total increase(decrease) in net assets	13,341	(70,119)
Net assets at beginning of period	123,827	193,946
Net assets at end of period	$137,168	$123,827

The accompanying notes are an integral part of these financial statements.

FS-26

Rydex
Inv. Long				Sector
Bond		Russell		Rotation

2015		2015		2015

$-		$-		$-
(622)		(10,896)		(3,146)
(622)		(10,896)		(3,146)

-		-		-
(81,375)		109,544		14,144
(81,375)		109,544		14,144

77,099		(322,107)		(9,937)

$(4,898)		$(223,459)		$1,061

Inv. Long Bond		Russell		Sector Rotation

2015	2014	2015	2014	2015	2014

$(622)	$(1,318)	$(10,896)	$(9,676)	$(3,146)	$(3,166)
(81,375)	37,940	109,544	182,633	14,144	28,717
77,099	(111,438)	(322,107)	(123,113)	(9,937)	(21,928)

(4,898)	(74,816)	(223,459)	49,844	1,061	3,623

140	2,802	15,615	82,591	420	720
(105,190)	(212,075)	457,454	(49,267)	440,331	(245,500)
(11,915)	(2,569)	(234,556)	(29,624)	(118,180)	(68,674)
(17)	(28)	(296)	(289)	(159)	(143)
(116,982)	(211,870)	238,217	3,411	322,412	(313,597)

(121,880)	(286,686)	14,758	53,255	323,473	(309,974)
187,176	473,862	1,753,490	1,700,235	447,963	757,937
$65,296	$187,176	$1,768,248	$1,753,490	$771,436	$447,963

FS-27

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Third Avenue

	Value

	2015
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$110,553
Mortality and expense risk charge	(20,728)
Net investment income(loss)	89,825

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(41,469)
Net realized gain(loss)	(41,469)

Change in unrealized appreciation/depreciation	(337,707)

Net increase(decrease) in net assets resulting
from operations	$(289,351)

	Value

STATEMENTS OF CHANGES IN NET ASSETS	2015	2014
Increase(decrease) in net assets from operations:
Net investment income(loss)	$89,825	$100,343
Net realized gain(loss)	(41,469)	(25,401)
Net change in unrealized appreciation/depreciation	(337,707)	68,040
Net increase(decrease) in net assets resulting
from operations	(289,351)	142,982

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	22,047	34,505
Subaccounts transfers (including fixed account), net	(908,149)	(130,419)
Transfers for policyowner benefits and terminations	(201,115)	(451,407)
Policyowner maintenance charges	(913)	(1,103)
Net increase(decrease) from policyowner transactions	(1,088,130)	(548,424)

Total increase(decrease) in net assets	(1,377,481)	(405,442)
Net assets at beginning of period	4,154,851	4,560,293
Net assets at end of period	$2,777,370	$4,154,851

The accompanying notes are an integral part of these financial statements.

FS-28

Vanguard

Money Market		Equity Index		Total Bond

2015		2015		2015

$25,706		$409,766		$719,259
(99,144)		(142,383)		(204,961)
(73,438)		267,383		514,298

-		750,397		134,861
-		1,212,091		57,010
-		1,962,488		191,871

-		(2,001,237)		(789,480)

$(73,438)		$228,634		$(83,311)

Money Market		Equity Index		Total Bond

2015	2014	2015	2014	2015	2014

$(73,438)	$(90,920)	$267,383	$273,620	$514,298	$652,394
-	-	1,962,488	1,659,416	191,871	133,616
-	-	(2,001,237)	992,562	(789,480)	952,710

(73,438)	(90,920)	228,634	2,925,598	(83,311)	1,738,720

1,500,901	2,541,468	390,199	486,580	1,493,152	1,928,961
9,053,058	(1,665,494)	(1,281,605)	(700,083)	2,913,751	(2,710,163)
(7,549,185)	(7,163,358)	(1,850,848)	(1,665,127)	(1,722,466)	(1,898,877)
(3,160)	(14,714)	(52,853)	(56,287)	(120,643)	(113,620)
3,001,614	(6,302,098)	(2,795,107)	(1,934,917)	2,563,794	(2,793,699)

2,928,176	(6,393,018)	(2,566,473)	990,681	2,480,483	(1,054,979)
14,779,162	21,172,180	25,876,152	24,885,471	33,283,305	34,338,284
$17,707,338	$14,779,162	$23,309,679	$25,876,152	$35,763,788	$33,283,305

FS-29

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Vanguard

	REIT Index

	2015
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$372,318
Mortality and expense risk charge	(125,770)
Net investment income(loss)	246,548

Realized gain(loss) on investments:
Net realized gain distributions	704,586
Net realized gain(loss) on sale of fund shares	466,349
Net realized gain(loss)	1,170,935

Change in unrealized appreciation/depreciation	(1,037,989)

Net increase(decrease) in net assets resulting
from operations	$379,494

	REIT Index

STATEMENTS OF CHANGES IN NET ASSETS	2015	2014
Increase(decrease) in net assets from operations:
Net investment income(loss)	$246,548	$557,663
Net realized gain(loss)	1,170,935	1,102,338
Net change in unrealized appreciation/depreciation	(1,037,989)	3,441,990
Net increase(decrease) in net assets resulting
from operations	379,494	5,101,991

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	467,138	773,208
Subaccounts transfers (including fixed account), net	(1,135,554)	(413,326)
Transfers for policyowner benefits and terminations	(1,210,501)	(883,550)
Policyowner maintenance charges	(40,433)	(37,264)
Net increase(decrease) from policyowner transactions	(1,919,350)	(560,932)

Total increase(decrease) in net assets	(1,539,856)	4,541,059
Net assets at beginning of period	22,081,480	17,540,421
Net assets at end of period	$20,541,624	$22,081,480

The accompanying notes are an integral part of these financial statements.

FS-30

Vanguard
		Stock Market		Equity
Mid-Cap		Index		Income

2015		2015		2015

$266,130		$198,809		$365,018
(131,876)		(94,634)		(78,955)
134,254		104,175		286,063

1,192,620		505,058		847,626
674,959		413,874		480,303
1,867,579		918,932		1,327,929

(2,400,260)		(1,072,832)		(1,642,184)

$(398,427)		$(49,725)		$(28,192)

Mid-Cap		Stock Market Index		Equity Income

2015	2014	2015	2014	2015	2014

$134,254	$76,709	$104,175	$128,075	$286,063	$238,715
1,867,579	1,720,637	918,932	1,529,044	1,327,929	1,043,296
(2,400,260)	881,437	(1,072,832)	37,910	(1,642,184)	107,023

(398,427)	2,678,783	(49,725)	1,695,029	(28,192)	1,389,034

735,611	1,042,264	941,763	546,953	367,630	575,611
(608,941)	(1,388,338)	(148,789)	(770,734)	(1,667,447)	178,805
(1,597,445)	(1,294,373)	(363,771)	(1,908,382)	(751,988)	(722,963)
(34,995)	(36,498)	(2,190)	(2,171)	(1,955)	(2,136)
(1,505,770)	(1,676,945)	427,013	(2,134,334)	(2,053,760)	29,317

(1,904,197)	1,001,838	377,288	(439,305)	(2,081,952)	1,418,351
22,565,976	21,564,138	15,399,221	15,838,526	14,266,863	12,848,512
$20,661,779	$22,565,976	$15,776,509	$15,399,221	$12,184,911	$14,266,863

FS-31

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Vanguard

	Growth

	2015
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$54,111
Mortality and expense risk charge	(56,431)
Net investment income(loss)	(2,320)

Realized gain(loss) on investments:
Net realized gain distributions	874,214
Net realized gain(loss) on sale of fund shares	522,877
Net realized gain(loss)	1,397,091

Change in unrealized appreciation/depreciation	(764,465)

Net increase(decrease) in net assets resulting
from operations	$630,306

	Growth

STATEMENTS OF CHANGES IN NET ASSETS	2015	2014
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(2,320)	$(13,809)
Net realized gain(loss)	1,397,091	274,486
Net change in unrealized appreciation/depreciation	(764,465)	702,949
Net increase(decrease) in net assets resulting
from operations	630,306	963,626

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	138,934	131,623
Subaccounts transfers (including fixed account), net	898,550	524,069
Transfers for policyowner benefits and terminations	(506,814)	(291,962)
Policyowner maintenance charges	(1,770)	(1,794)
Net increase(decrease) from policyowner transactions	528,900	361,936

Total increase(decrease) in net assets	1,159,206	1,325,562
Net assets at beginning of period	8,862,050	7,536,488
Net assets at end of period	$10,021,256	$8,862,050

The accompanying notes are an integral part of these financial statements.

FS-32

Vanguard
High Yield
Bond		Balanced		International

2015		2015		2015

$363,500		$382,609		$410,045
(40,894)		(92,903)		(129,667)
322,606		289,706		280,378

11,171		757,163		336,823
14,588		307,335		519,320
25,759		1,064,498		856,143

(483,349)		(1,436,846)		(1,413,580)

$(134,984)		$(82,642)		$(277,059)

High Yield Bond		Balanced		International

2015	2014	2015	2014	2015	2014

$322,606	$327,050	$289,706	$260,432	$280,378	$201,935
25,759	63,921	1,064,498	1,067,094	856,143	469,429
(483,349)	(144,537)	(1,436,846)	58,366	(1,413,580)	(2,361,747)

(134,984)	246,434	(82,642)	1,385,892	(277,059)	(1,690,383)

383,773	742,989	730,343	672,287	452,639	798,408
(720,742)	(215,595)	(922,593)	241,487	(2,588,530)	(14,525)
(471,390)	(428,384)	(1,174,023)	(710,428)	(982,882)	(1,379,914)
(949)	(1,037)	(1,776)	(1,711)	(3,415)	(3,963)
(809,308)	97,973	(1,368,049)	201,635	(3,122,188)	(599,994)

(944,292)	344,407	(1,450,691)	1,587,527	(3,399,247)	(2,290,377)
6,971,638	6,627,231	16,332,794	14,745,267	22,824,778	25,115,155
$6,027,346	$6,971,638	$14,882,103	$16,332,794	$19,425,531	$22,824,778

FS-33

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Vanguard

	Diversified

	2015
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$410,017
Mortality and expense risk charge	(97,826)
Net investment income(loss)	312,191

Realized gain(loss) on investments:
Net realized gain distributions	1,059,357
Net realized gain(loss) on sale of fund shares	306,059
Net realized gain(loss)	1,365,416

Change in unrealized appreciation/depreciation	(2,200,044)

Net increase(decrease) in net assets resulting
from operations	$(522,437)

	Diversified

STATEMENTS OF CHANGES IN NET ASSETS	2015	2014
Increase(decrease) in net assets from operations:
Net investment income(loss)	$312,191	$276,587
Net realized gain(loss)	1,365,416	1,473,627
Net change in unrealized appreciation/depreciation	(2,200,044)	(272,372)
Net increase(decrease) in net assets resulting
from operations	(522,437)	1,477,842

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	497,495	748,678
Subaccounts transfers (including fixed account), net	184,193	(1,408,581)
Transfers for policyowner benefits and terminations	(1,006,079)	(1,062,947)
Policyowner maintenance charges	(44,715)	(43,761)
Net increase(decrease) from policyowner transactions	(369,106)	(1,766,611)

Total increase(decrease) in net assets	(891,543)	(288,769)
Net assets at beginning of period	16,514,085	16,802,854
Net assets at end of period	$15,622,542	$16,514,085

The accompanying notes are an integral part of these financial statements.

FS-34

Vanguard		Wells Fargo
Small Company
Growth		Discovery		Opportunity

2015		2015		2015

$61,836		$-		$493
(101,698)		(3,175)		(2,306)
(39,862)		(3,175)		(1,813)

1,964,522		78,664		39,497
363,307		7,244		4,966
2,327,829		85,908		44,463

(2,859,996)		(97,009)		(56,474)

$(572,029)		$(14,276)		$(13,824)

Small Company Growth		Discovery		Opportunity

2015	2014	2015	2014	2015	2014

$(39,862)	$(49,852)	$(3,175)	$(3,369)	$(1,813)	$(2,035)
2,327,829	3,152,594	85,908	123,237	44,463	6,793
(2,859,996)	(2,732,118)	(97,009)	(129,488)	(56,474)	29,166

(572,029)	370,624	(14,276)	(9,620)	(13,824)	33,924

255,037	585,084	485	466	500	3,000
(155,418)	(2,099,441)	34,551	(81,110)	(478)	26,804
(951,489)	(908,645)	(4,109)	(53,231)	(13,669)	(2,165)
(13,225)	(15,414)	(260)	(295)	(193)	(199)
(865,095)	(2,438,416)	30,667	(134,170)	(13,840)	27,440

(1,437,124)	(2,067,792)	16,391	(143,790)	(27,664)	61,364
16,839,695	18,907,487	498,900	642,690	395,309	333,945
$15,402,571	$16,839,695	$515,291	$498,900	$367,645	$395,309

FS-35

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	ProFunds

	Bull

	2015
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(38,522)
Net investment income(loss)	(38,522)

Realized gain(loss) on investments:
Net realized gain distributions	49,039
Net realized gain(loss) on sale of fund shares	34,089
Net realized gain(loss)	83,128

Change in unrealized appreciation/depreciation	(102,144)

Net increase(decrease) in net assets resulting
from operations	$(57,538)

	Bull

STATEMENTS OF CHANGES IN NET ASSETS	2015	2014
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(38,522)	$(36,900)
Net realized gain(loss)	83,128	239,547
Net change in unrealized appreciation/depreciation	(102,144)	208,610
Net increase(decrease) in net assets resulting
from operations	(57,538)	411,257

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	8,075	21,981
Transfers for policyowner benefits and terminations	(49,071)	(63,292)
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	(40,996)	(41,311)

Total increase(decrease) in net assets	(98,534)	369,946
Net assets at beginning of period	4,353,576	3,983,630
Net assets at end of period	$4,255,042	$4,353,576

The accompanying notes are an integral part of these financial statements.

FS-36

ProFunds

Europe		Mid-Cap		NASDAQ-100

2015		2015		2015

$4,076		$73		$-
(810)		(500)		(378)
3,266		(427)		(378)

-		2,617		5,659
2,741		182		348
2,741		2,799		6,007

(16,820)		(7,462)		(3,143)

$(10,813)		$(5,090)		$2,486

Europe		Mid-Cap		NASDAQ-100

2015	2014	2015	2014	2015	2014

$3,266	$385	$(427)	$(433)	$(378)	$(415)
2,741	429	2,799	331	6,007	3,452
(16,820)	(11,673)	(7,462)	4,950	(3,143)	1,355

(10,813)	(10,859)	(5,090)	4,848	2,486	4,392

-	-	-	-	-	-
273	-	-	-	(4,498)	18,697
(15,691)	(1,164)	(1,042)	(2,997)	-	(18,675)
-	-	-	-	-	-
(15,418)	(1,164)	(1,042)	(2,997)	(4,498)	22

(26,231)	(12,023)	(6,132)	1,851	(2,012)	4,414
103,891	115,914	57,260	55,409	53,032	48,618
$77,660	$103,891	$51,128	$57,260	$51,020	$53,032

FS-37

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	ProFunds

	Small-Cap

	2015
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(51)
Net investment income(loss)	(51)

Realized gain(loss) on investments:
Net realized gain distributions	306
Net realized gain(loss) on sale of fund shares	(1,409)
Net realized gain(loss)	(1,103)

Change in unrealized appreciation/depreciation	-

Net increase(decrease) in net assets resulting
from operations	$(1,154)

	Small-Cap

STATEMENTS OF CHANGES IN NET ASSETS	2015	2014
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(51)	$(18)
Net realized gain(loss)	(1,103)	803
Net change in unrealized appreciation/depreciation	-	-
Net increase(decrease) in net assets resulting
from operations	(1,154)	785

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	1,154	(785)
Transfers for policyowner benefits and terminations	-	-
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	1,154	(785)

Total increase(decrease) in net assets	-	-
Net assets at beginning of period	-	-
Net assets at end of period	$-	$-

The accompanying notes are an integral part of these financial statements.

FS-38

ProFunds
Small-Cap
Value		Classic Dow		Bear

2015		2015		2015

$-		$-		$-
(415)		(1,139)		(1,012)
(415)		(1,139)		(1,012)

3,551		2,392		-
127		(1,303)		(23,248)
3,678		1,089		(23,248)

(8,323)		(5,292)		15,218

$(5,060)		$(5,342)		$(9,042)

Small-Cap Value		Classic Dow		Bear

2015	2014	2015	2014	2015	2014

$(415)	$(341)	$(1,139)	$(1,145)	$(1,012)	$(1,261)
3,678	2,421	1,089	18,374	(23,248)	(36,818)
(8,323)	(71)	(5,292)	(9,342)	15,218	14,519

(5,060)	2,009	(5,342)	7,887	(9,042)	(23,560)

-	-	-	-	-	-
787	30,592	(8,428)	52,684	(18,591)	3,224
(1,019)	(1,599)	(3,111)	(17,480)	(16,501)	(6,134)
-	-	-	-	-	-
(232)	28,993	(11,539)	35,204	(35,092)	(2,910)

(5,292)	31,002	(16,881)	43,091	(44,134)	(26,470)
47,868	16,866	148,357	105,266	150,423	176,893
$42,576	$47,868	$131,476	$148,357	$106,289	$150,423

FS-39

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	ProFunds
	Short
	NASDAQ

	2015
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(132)
Net investment income(loss)	(132)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	8,427
Net realized gain(loss)	8,427

Change in unrealized appreciation/depreciation	(10,671)

Net increase(decrease) in net assets resulting
from operations	$(2,376)

	Short NASDAQ

STATEMENTS OF CHANGES IN NET ASSETS	2015	2014
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(132)	$(192)
Net realized gain(loss)	8,427	(4,692)
Net change in unrealized appreciation/depreciation	(10,671)	(315)
Net increase(decrease) in net assets resulting
from operations	(2,376)	(5,199)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	-	603
Transfers for policyowner benefits and terminations	(11,433)	-
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	(11,433)	603

Total increase(decrease) in net assets	(13,809)	(4,596)
Net assets at beginning of period	18,267	22,863
Net assets at end of period	$4,458	$18,267

The accompanying notes are an integral part of these financial statements.

FS-40

ProFunds
Short Small-
Cap		Short Dow		UltraMid

2015		2015		2015

$-		$-		$-
(277)		(86)		(232)
(277)		(86)		(232)

-		-		5,385
377		(1,777)		(3,251)
377		(1,777)		2,134

(749)		1,182		(2,067)

$(649)		$(681)		$(165)

Short Small-Cap		Short Dow		UltraMid

2015	2014	2015	2014	2015	2014

$(277)	$(295)	$(86)	$(93)	$(232)	$(71)
377	(4,220)	(1,777)	(1,176)	2,134	3,601
(749)	837	1,182	(87)	(2,067)	(856)

(649)	(3,678)	(681)	(1,356)	(165)	2,674

-	-	-	-	-	-
(458)	508	149	64	14,125	(7,651)
(10,636)	-	(8,705)	-	-	(7,491)
-	-	-	-	-	-
(11,094)	508	(8,556)	64	14,125	(15,142)

(11,743)	(3,170)	(9,237)	(1,292)	13,960	(12,468)
28,397	31,567	9,237	10,529	3,264	15,732
$16,654	$28,397	$-	$9,237	$17,224	$3,264

FS-41

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	ProFunds

	UltraOTC

	2015
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(2,642)
Net investment income(loss)	(2,642)

Realized gain(loss) on investments:
Net realized gain distributions	31,854
Net realized gain(loss) on sale of fund shares	25,909
Net realized gain(loss)	57,763

Change in unrealized appreciation/depreciation	(37,331)

Net increase(decrease) in net assets resulting
from operations	$17,790

	UltraOTC

STATEMENTS OF CHANGES IN NET ASSETS	2015	2014
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(2,642)	$(2,354)
Net realized gain(loss)	57,763	79,780
Net change in unrealized appreciation/depreciation	(37,331)	(9,220)
Net increase(decrease) in net assets resulting
from operations	17,790	68,206

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	(50,027)	97,570
Transfers for policyowner benefits and terminations	(49,525)	-
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	(99,552)	97,570

Total increase(decrease) in net assets	(81,762)	165,776
Net assets at beginning of period	375,932	210,156
Net assets at end of period	$294,170	$375,932

The accompanying notes are an integral part of these financial statements.

FS-42

ProFunds
				U.S. Gov.
UltraSmall		UltraBull		Plus

2015		2015		2015

$-		$-		$-
(215)		(400)		(960)
(215)		(400)		(960)

843		3,927		-
(5,913)		(8,123)		(6,587)
(5,070)		(4,196)		(6,587)

(3,306)		(4,290)		(8,146)

$(8,591)		$(8,886)		$(15,693)

UltraSmall		UltraBull		U.S. Gov. Plus

2015	2014	2015	2014	2015	2014

$(215)	$(208)	$(400)	$(553)	$(960)	$(658)
(5,070)	(3,476)	(4,196)	10,419	(6,587)	14,399
(3,306)	(1,755)	(4,290)	(1,887)	(8,146)	8,517

(8,591)	(5,439)	(8,886)	7,979	(15,693)	22,258

-	-	-	-	-	-
(7,197)	11,823	(91,296)	75,762	47,760	5,254
-	(9,989)	-	-	(4,530)	(10,795)
-	-	-	-	-	-
(7,197)	1,834	(91,296)	75,762	43,230	(5,541)

(15,788)	(3,605)	(100,182)	83,741	27,537	16,717
37,891	41,496	128,418	44,677	79,206	62,489
$22,103	$37,891	$28,236	$128,418	$106,743	$79,206

FS-43

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	ProFunds

	Opportunity

	2015
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(433)
Net investment income(loss)	(433)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(6,170)
Net realized gain(loss)	(6,170)

Change in unrealized appreciation/depreciation	3,519

Net increase(decrease) in net assets resulting
from operations	$(3,084)

	Opportunity

STATEMENTS OF CHANGES IN NET ASSETS	2015	2014
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(433)	$(651)
Net realized gain(loss)	(6,170)	(29,917)
Net change in unrealized appreciation/depreciation	3,519	(5,555)
Net increase(decrease) in net assets resulting
from operations	(3,084)	(36,123)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	(42,987)	18,102
Transfers for policyowner benefits and terminations	(22,084)	(1,364)
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	(65,071)	16,738

Total increase(decrease) in net assets	(68,155)	(19,385)
Net assets at beginning of period	76,979	96,364
Net assets at end of period	$8,824	$76,979

The accompanying notes are an integral part of these financial statements.

FS-44

ProFunds
		Precious
Oil & Gas		Metals		Real Estate

2015		2015		2015

$398		$-		$715
(616)		(556)		(1,099)
(218)		(556)		(384)

5,034		-		-
(22,935)		(15,490)		3,683
(17,901)		(15,490)		3,683

8,933		8,870		(3,936)

$(9,186)		$(7,176)		$(637)

Oil & Gas		Precious Metals		Real Estate

2015	2014	2015	2014	2015	2014

$(218)	$(637)	$(556)	$(795)	$(384)	$841
(17,901)	22,983	(15,490)	(87,383)	3,683	14,730
8,933	(32,951)	8,870	56,927	(3,936)	12,528

(9,186)	(10,605)	(7,176)	(31,251)	(637)	28,099

-	-	-	-	-	-
(7,640)	(45,697)	48,084	(313)	39	(863)
(15,297)	-	(5,165)	(1,386)	(36,883)	(1,254)
-	-	-	-	-	-
(22,937)	(45,697)	42,919	(1,699)	(36,844)	(2,117)

(32,123)	(56,302)	35,743	(32,950)	(37,481)	25,982
83,897	140,199	43,305	76,255	139,042	113,060
$51,774	$83,897	$79,048	$43,305	$101,561	$139,042

FS-45

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	ProFunds

	High Yield

	2015
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,572
Mortality and expense risk charge	(302)
Net investment income(loss)	1,270

Realized gain(loss) on investments:
Net realized gain distributions	574
Net realized gain(loss) on sale of fund shares	(21)
Net realized gain(loss)	553

Change in unrealized appreciation/depreciation	(2,054)

Net increase(decrease) in net assets resulting
from operations	$(231)

	High Yield

STATEMENTS OF CHANGES IN NET ASSETS	2015	2014
Increase(decrease) in net assets from operations:
Net investment income(loss)	$1,270	$1,503
Net realized gain(loss)	553	599
Net change in unrealized appreciation/depreciation	(2,054)	(1,366)
Net increase(decrease) in net assets resulting
from operations	(231)	736

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	-	(13,967)
Transfers for policyowner benefits and terminations	(1,857)	(10,455)
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	(1,857)	(24,422)

Total increase(decrease) in net assets	(2,088)	(23,686)
Net assets at beginning of period	34,383	58,069
Net assets at end of period	$32,295	$34,383

The accompanying notes are an integral part of these financial statements.

FS-46

ProFunds		Pimco

Money Market		Commodity		Total Return

2015		2015		2015

$257		$214,984		$464,916
(9,680)		(28,875)		(65,496)
(9,423)		186,109		399,420

-		-		83,935
-		(800,930)		(56,617)
-		(800,930)		27,318

-		(767,483)		(414,553)

$(9,423)		$(1,382,304)		$12,185

Money Market		Commodity		Total Return

2015	2014	2015	2014	2015	2014

$(9,423)	$(11,337)	$186,109	$(18,046)	$399,420	$278,333
-	-	(800,930)	(277,622)	27,318	(30,947)
-	-	(767,483)	(1,060,816)	(414,553)	474,406

(9,423)	(11,337)	(1,382,304)	(1,356,484)	12,185	721,792

22,700	203,370	63,092	81,989	234,259	595,184
110,872	(267,662)	(366,448)	(170,326)	(5,808,145)	(7,983,879)
(61,313)	(664,097)	(227,732)	(194,527)	(969,223)	(1,150,128)
-	-	(448)	(684)	(24,913)	(73,407)
72,259	(728,389)	(531,536)	(283,548)	(6,568,022)	(8,612,230)

62,836	(739,726)	(1,913,840)	(1,640,032)	(6,555,837)	(7,890,438)
924,946	1,664,672	5,807,246	7,447,278	14,454,575	22,345,013
$987,782	$924,946	$3,893,406	$5,807,246	$7,898,738	$14,454,575

FS-47

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Pimco

	Low Duration

	2015
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$24,253
Mortality and expense risk charge	(3,946)
Net investment income(loss)	20,307

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(594)
Net realized gain(loss)	(594)

Change in unrealized appreciation/depreciation	(23,738)

Net increase(decrease) in net assets resulting
from operations	$(4,025)

	Low Duration

STATEMENTS OF CHANGES IN NET ASSETS	2015	2014
Increase(decrease) in net assets from operations:
Net investment income(loss)	$20,307	$351
Net realized gain(loss)	(594)	(1)
Net change in unrealized appreciation/depreciation	(23,738)	(1,061)
Net increase(decrease) in net assets resulting
from operations	(4,025)	(711)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	558,603	161,880
Transfers for policyowner benefits and terminations	(16,775)	(559)
Policyowner maintenance charges	(81)	-
Net increase(decrease) from policyowner transactions	541,747	161,321

Total increase(decrease) in net assets	537,722	160,610
Net assets at beginning of period	160,610	-
Net assets at end of period	$698,332	$160,610

The accompanying notes are an integral part of these financial statements.

FS-48

American Century				Franklin Templeton

Mid Cap		International		Global Inc.

2015		2015		2015

$26,386		$8,183		$1,111,224
(9,746)		(12,948)		(81,501)
16,640		(4,765)		1,029,723

75,142		-		72,173
74,267		41,543		(305,838)
149,409		41,543		(233,665)

(191,419)		(28,199)		(1,485,519)

$(25,370)		$8,579		$(689,461)

Mid Cap		International		Global Inc.

2015	2014	2015	2014	2015	2014

$16,640	$9,272	$(4,765)	$26,931	$1,029,723	$503,512
149,409	166,207	41,543	49,771	(233,665)	(21,870)
(191,419)	49,529	(28,199)	(218,037)	(1,485,519)	(441,596)

(25,370)	225,008	8,579	(141,335)	(689,461)	40,046

39,422	94,622	66,343	30,536	565,952	575,201
(374,266)	128,595	(79,096)	(82,273)	(1,132,589)	4,549,700
(46,319)	(112,283)	(180,791)	(159,901)	(762,443)	(645,868)
(302)	(292)	(75)	(93)	(46,760)	(27,420)
(381,465)	110,642	(193,619)	(211,731)	(1,375,840)	4,451,613

(406,835)	335,650	(185,040)	(353,066)	(2,065,301)	4,491,659
1,666,801	1,331,151	2,210,478	2,563,544	14,237,861	9,746,202
$1,259,966	$1,666,801	$2,025,438	$2,210,478	$12,172,560	$14,237,861

FS-49

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	MFS

	Utilities IC

	2015
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$85,622
Mortality and expense risk charge	(12,811)
Net investment income(loss)	72,811

Realized gain(loss) on investments:
Net realized gain distributions	141,401
Net realized gain(loss) on sale of fund shares	49,012
Net realized gain(loss)	190,413

Change in unrealized appreciation/depreciation	(578,325)

Net increase(decrease) in net assets resulting
from operations	$(315,101)

	Utilities IC

STATEMENTS OF CHANGES IN NET ASSETS	2015	2014
Increase(decrease) in net assets from operations:
Net investment income(loss)	$72,811	$43,269
Net realized gain(loss)	190,413	172,436
Net change in unrealized appreciation/depreciation	(578,325)	35,389
Net increase(decrease) in net assets resulting
from operations	(315,101)	251,094

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	13,928	153,857
Subaccounts transfers (including fixed account), net	(442,962)	470,204
Transfers for policyowner benefits and terminations	(204,765)	(116,949)
Policyowner maintenance charges	(469)	(465)
Net increase(decrease) from policyowner transactions	(634,268)	506,647

Total increase(decrease) in net assets	(949,369)	757,741
Net assets at beginning of period	2,655,719	1,897,978
Net assets at end of period	$1,706,350	$2,655,719

The accompanying notes are an integral part of these financial statements.

FS-50

MFS		Summit

Research		Natural Res		Zenith

2015		2015		2015

$129,073		$12,711		$309
(31,914)		(24,475)		(1,227)
97,159		(11,764)		(918)

54,223		7,030		6,997
20,007		(89,210)		30,166
74,230		(82,180)		37,163

(722,900)		(1,019,594)		(49,736)

$(551,511)		$(1,113,538)		$(13,491)

Research		Natural Res		Zenith

2015	2014	2015	2014	2015	2014

$97,159	$-	$(11,764)	$(22,971)	$(918)	$2,460
74,230	-	(82,180)	8,931	37,163	32,134
(722,900)	-	(1,019,594)	(725,792)	(49,736)	(13,088)

(551,511)	-	(1,113,538)	(739,832)	(13,491)	21,506

63,347	-	128,772	189,378	-	-
7,377,593	-	565,645	334,431	(64,992)	(11,370)
(360,984)	-	(171,143)	(232,394)	(52,449)	-
(36,669)	-	(31,029)	(32,538)	(53)	(65)
7,043,287	-	492,245	258,877	(117,494)	(11,435)

6,491,776	-	(621,293)	(480,955)	(130,985)	10,071
-	-	4,226,085	4,707,040	280,329	270,258
$6,491,776	$-	$3,604,792	$4,226,085	$149,344	$280,329

FS-51

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Summit

	S&P 500

	2015
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$3,374
Mortality and expense risk charge	(11,731)
Net investment income(loss)	(8,357)

Realized gain(loss) on investments:
Net realized gain distributions	30,435
Net realized gain(loss) on sale of fund shares	1,071
Net realized gain(loss)	31,506

Change in unrealized appreciation/depreciation	(18,830)

Net increase(decrease) in net assets resulting
from operations	$4,319

	S&P 500

STATEMENTS OF CHANGES IN NET ASSETS	2015	2014
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(8,357)	$23,504
Net realized gain(loss)	31,506	208,760
Net change in unrealized appreciation/depreciation	(18,830)	(73,827)
Net increase(decrease) in net assets resulting
from operations	4,319	158,437

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	45,092	160,117
Subaccounts transfers (including fixed account), net	(32,090)	1,145,475
Transfers for policyowner benefits and terminations	(181,837)	(107,081)
Policyowner maintenance charges	(539)	(307)
Net increase(decrease) from policyowner transactions	(169,374)	1,198,204

Total increase(decrease) in net assets	(165,055)	1,356,641
Net assets at beginning of period	1,968,682	612,041
Net assets at end of period	$1,803,627	$1,968,682

The accompanying notes are an integral part of these financial statements.

FS-52

Summit
EAFE		S&P
Intl.		MidCap		Growth

2015		2015		2015

$2,406		$399		$85,917
(5,896)		(2,605)		(42,703)
(3,490)		(2,206)		43,214

-		7,001		2,029
1,057		22,834		16,686
1,057		29,835		18,715

(18,504)		(40,466)		(358,671)

$(20,937)		$(12,837)		$(296,742)

EAFE Intl.		S&P MidCap		Growth

2015	2014	2015	2014	2015	2014

$(3,490)	$18,417	$(2,206)	$1,680	$43,214	$41,349
1,057	46,219	29,835	54,688	18,715	9,500
(18,504)	(154,236)	(40,466)	(18,983)	(358,671)	167,520

(20,937)	(89,600)	(12,837)	37,385	(296,742)	218,369

4,080	19,466	-	-	865,142	2,791,625
(8,142)	(590,860)	16,964	(57,610)	(31,790)	1,572,152
(25,148)	(100,647)	(48,384)	(7,307)	(283,949)	(143,465)
(211)	(236)	(126)	(135)	(82,716)	(55,839)
(29,421)	(672,277)	(31,546)	(65,052)	466,687	4,164,473

(50,358)	(761,877)	(44,383)	(27,667)	169,945	4,382,842
954,704	1,716,581	456,522	484,189	6,910,390	2,527,548
$904,346	$954,704	$412,139	$456,522	$7,080,335	$6,910,390

FS-53

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Summit
	Mod.
	Growth

	2015
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$50,353
Mortality and expense risk charge	(31,152)
Net investment income(loss)	19,201

Realized gain(loss) on investments:
Net realized gain distributions	7,902
Net realized gain(loss) on sale of fund shares	9,463
Net realized gain(loss)	17,365

Change in unrealized appreciation/depreciation	(188,524)

Net increase(decrease) in net assets resulting
from operations	$(151,958)

	Mod. Growth

STATEMENTS OF CHANGES IN NET ASSETS	2015	2014
Increase(decrease) in net assets from operations:
Net investment income(loss)	$19,201	$29,487
Net realized gain(loss)	17,365	65,463
Net change in unrealized appreciation/depreciation	(188,524)	138,249
Net increase(decrease) in net assets resulting
from operations	(151,958)	233,199

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	270,138	1,051,344
Subaccounts transfers (including fixed account), net	57,309	1,289,637
Transfers for policyowner benefits and terminations	(90,878)	(122,589)
Policyowner maintenance charges	(61,793)	(46,501)
Net increase(decrease) from policyowner transactions	174,776	2,171,891

Total increase(decrease) in net assets	22,818	2,405,090
Net assets at beginning of period	5,090,361	2,685,271
Net assets at end of period	$5,113,179	$5,090,361

The accompanying notes are an integral part of these financial statements.

FS-54

Summit				T. Rowe
Moderate		Russell Small Cap		Blue Chip

2015		2015		2015

$140,671		$152		$-
(58,645)		(576)		(81,088)
82,026		(424)		(81,088)

65,222		2,771		-
7,185		(156)		942,411
72,407		2,615		942,411

(347,462)		(7,952)		478,727

$(193,029)		$(5,761)		$1,340,050

Moderate		Russell Small Cap		Blue Chip

2015	2014	2015	2014	2015	2014

$82,026	$60,245	$(424)	$167	$(81,088)	$(78,229)
72,407	62,419	2,615	10,717	942,411	1,436,623
(347,462)	115,607	(7,952)	(4,626)	478,727	(302,236)

(193,029)	238,271	(5,761)	6,258	1,340,050	1,056,158

1,186,237	876,426	120	80	437,801	665,899
422,752	7,820,121	6,089	90,688	(229,353)	(1,552,406)
(335,309)	(221,744)	(1,780)	(922)	(820,750)	(1,092,983)
(95,082)	(54,840)	(40)	(38)	(42,737)	(41,971)
1,178,598	8,419,963	4,389	89,808	(655,039)	(2,021,461)

985,569	8,658,234	(1,372)	96,066	685,011	(965,303)
9,301,491	643,257	96,066	-	13,008,514	13,973,817
$10,287,060	$9,301,491	$94,694	$96,066	$13,693,525	$13,008,514

FS-55

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Morgan Stanley
	Emerging
	Markets

	2015
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$76,360
Mortality and expense risk charge	(56,828)
Net investment income(loss)	19,532

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(49,391)
Net realized gain(loss)	(49,391)

Change in unrealized appreciation/depreciation	(926,882)

Net increase(decrease) in net assets resulting
from operations	$(956,741)

	Emerging Markets

STATEMENTS OF CHANGES IN NET ASSETS	2015	2014
Increase(decrease) in net assets from operations:
Net investment income(loss)	$19,532	$(17,787)
Net realized gain(loss)	(49,391)	74,457
Net change in unrealized appreciation/depreciation	(926,882)	(663,922)
Net increase(decrease) in net assets resulting
from operations	(956,741)	(607,252)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	285,956	519,657
Subaccounts transfers (including fixed account), net	(64,936)	3,004,951
Transfers for policyowner benefits and terminations	(625,550)	(529,258)
Policyowner maintenance charges	(36,512)	(31,266)
Net increase(decrease) from policyowner transactions	(441,042)	2,964,084

Total increase(decrease) in net assets	(1,397,783)	2,356,832
Net assets at beginning of period	9,571,114	7,214,282
Net assets at end of period	$8,173,331	$9,571,114

The accompanying notes are an integral part of these financial statements.

FS-56

DFA

Bond		Small		Value

2015		2015		2015

$73,832		$50,213		$244,074
(26,629)		(14,375)		(44,937)
47,203		35,838		199,137

19,642		77,676		-
(4,814)		13,341		(15,916)
14,828		91,017		(15,916)

(20,796)		1,612		(743,024)

$41,235		$128,467		$(559,803)

Bond		Small		Value

2015	2014	2015	2014	2015	2014

$47,203	$63,624	$35,838	$37,239	$199,137	$245,545
14,828	5,196	91,017	97,539	(15,916)	58,202
(20,796)	11,842	1,612	(288,980)	(743,024)	(957,312)

41,235	80,662	128,467	(154,202)	(559,803)	(653,565)

925,334	399,452	160,659	255,230	549,079	1,015,303
329,460	466,159	176,440	95,681	869,076	1,923,030
(604,179)	(116,127)	(391,691)	(63,800)	(349,627)	(375,119)
(103)	(62)	(52)	(77)	(39,155)	(31,934)
650,512	749,422	(54,644)	287,034	1,029,373	2,531,280

691,747	830,084	73,823	132,832	469,570	1,877,715
4,055,417	3,225,333	2,353,940	2,221,108	7,075,601	5,197,886
$4,747,164	$4,055,417	$2,427,763	$2,353,940	$7,545,171	$7,075,601

FS-57

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	DFA

	Fixed

	2015
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$37,882
Mortality and expense risk charge	(70,206)
Net investment income(loss)	(32,324)

Realized gain(loss) on investments:
Net realized gain distributions	11,579
Net realized gain(loss) on sale of fund shares	(3,119)
Net realized gain(loss)	8,460

Change in unrealized appreciation/depreciation	(12,654)

Net increase(decrease) in net assets resulting
from operations	$(36,518)

	Fixed

STATEMENTS OF CHANGES IN NET ASSETS	2015	2014
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(32,324)	$(34,415)
Net realized gain(loss)	8,460	5,122
Net change in unrealized appreciation/depreciation	(12,654)	(19,370)
Net increase(decrease) in net assets resulting
from operations	(36,518)	(48,663)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	1,084,690	853,623
Subaccounts transfers (including fixed account), net	642,060	4,183,628
Transfers for policyowner benefits and terminations	(994,778)	(521,836)
Policyowner maintenance charges	(24,088)	(14,729)
Net increase(decrease) from policyowner transactions	707,884	4,500,686

Total increase(decrease) in net assets	671,366	4,452,023
Net assets at beginning of period	11,910,540	7,458,517
Net assets at end of period	$12,581,906	$11,910,540

The accompanying notes are an integral part of these financial statements.

FS-58

DFA

Large		Targeted

2015		2015

$121,091		$31,129
(30,670)		(14,163)
90,421		16,966

269,243		161,513
55,172		128,778
324,415		290,291

(637,525)		(454,845)

$(222,689)		$(147,588)

Large		Targeted

2015	2014	2015	2014

$90,421	$57,821	$16,966	$7,043
324,415	255,514	290,291	349,593
(637,525)	18,959	(454,845)	(268,086)

(222,689)	332,294	(147,588)	88,550

553,694	648,482	36,077	171,133
868,448	163,840	114,269	(108,259)
(225,226)	(208,147)	(202,061)	(205,886)
(226)	(151)	(137)	(152)
1,196,690	604,024	(51,852)	(143,164)

974,001	936,318	(199,440)	(54,614)
4,739,439	3,803,121	2,522,235	2,576,849
$5,713,440	$4,739,439	$2,322,795	$2,522,235

FS-59

AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVA NOTES TO FINANCIAL STATEMENTS FOR THE PERIODS ENDED DECEMBER 31, 2015 AND 2014

1.	ORGANIZATION

Ameritas Life Insurance Corp. Separate Account LLVA (the "Account") began operations during 1995 as a separate investment account within Ameritas Life Insurance Corp. (the “Company”), a Nebraska domiciled company. The assets of the Account are held by the Company and are segregated from all of the Company’s other assets and are used only to support the variable annuity products issued by the Company.

Management believes these financial statements should be read in conjunction with the policyowner statements and policy and fund prospectuses.

The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a fund series. At December 31, 2015 there are ninety nine subaccounts available within the Account listed as follows:

Calvert Investment Management, Inc.	Invesco Advisers, Inc.
(Advisor) (See Note 3)	AIM
Calvert (Fund Series short cite)	*Dividend
*Balanced (Subaccount short cite)	(Commenced April 29, 2011)
*Mid Cap	*Health
*Technology
Deutsche Investment Management	*Intl. Growth
Americas Inc.	*Franchise
Scudder	(Commenced April 27, 2012)
*Small Cap
*Small Mid Value	Janus Capital Management LLC
*Thematic	Janus
*Growth	*Growth (formerly Janus Portfolio,
(Commenced April 29, 2011)	Service Shares)

Fidelity Management & Research	Neuberger Berman Management LLC
Company	Neuberger Berman
Fidelity	*Mid-Cap
*Overseas IC	(Commenced November 6, 2015)
*Inv. Grade Bond IC	*Bond
*Equity Income IC	*Partners
*Growth IC	*Regency
*High Income IC
*High Income SC
*Contrafund IC
*Contrafund SC
*Mid Cap IC
*Mid Cap SC
*Strategic

FS-60

1.	ORGANIZATION, continued

Guggenheim Investments	Schroder Investment Management North
Rydex	America, Inc., Baillie Gifford
*Nova	Overseas Ltd. and M & G Investment
*NASDAQ	Management Limited
*Precious Metals	Vanguard
*Inv. S&P 500	*International
*Gov. Long Bond
*Inverse NASDAQ	Barrow, Hanley, Mewhinney &
*Inv. Long Bond	Strauss, LLC
*Russell	Vanguard
*Sector Rotation	*Diversified

Third Avenue Management LLC	The Vangaurd Group. Inc. and
Third Avenue	Granahan Investment Management, Inc.
*Value	Vanguard
*Small Company Growth
The Vanguard Group. Inc.
Vanguard	Wells Fargo Funds Management, LLC
*Money Market	Wells Fargo (formerly Wells Fargo Advantage
*Equity Index	Funds - Variable Trust)
*Total Bond	*Discovery (formerly Wells Fargo Advantage
*REIT Index	VT Discovery Fund Portfolio, Class 2)
*Mid-Cap	*Opportunity (formerly Wells Fargo Advantage
*Stock Market Index	VT Opportunity Fund Portfolio, Class 2)

The Vanguard Group. Inc. and	ProFund Advisors LLC
Wellington Management Company, LLP	ProFunds
Vanguard	*Bull
*Equity Income	*Europe
*Mid-Cap
Wellington Management Company, LLP,	*NASDAQ-100
Delaware Investments Fund Advisers and	*Small-Cap
William Blair & Company, L.L.C.	*Small-Cap Value
Vanguard	*Classic Dow
*Growth	*Bear
*Short NASDAQ
Wellington Management Company, LLP	*Short Small-Cap
Vanguard	*Short Dow
*High Yield Bond	*UltraMid
*Balanced	*UltraOTC
*UltraSmall
*UltraBull
*U.S. Gov. Plus
*Opportunity

FS-61

1.	ORGANIZATION, continued

ProFund Advisors LLC, continued	Calvert Investment Management, Inc., continued
ProFunds, continued	(See Note 3)
*Oil & Gas	Summit, continued
*Precious Metals	*Growth
*Real Estate	(Commenced April 30, 2013)
*High Yield	*Mod. Growth
*Money Market	(Commenced April 30, 2013)
*Moderate
Pacific Investment Management	(Commenced April 30, 2013)
Company LLC	*Russell Small Cap
Pimco	(Commenced April, 30 2014)
*Commodity
*Total Return	T. Rowe Price Associates, Inc.
*Low Duration	T. Rowe
(Commenced September 22, 2014)	*Blue Chip

American Century Investment	Morgan Stanley Investment
Management, Inc.	Management Inc.
American Century	Morgan Stanley
*Mid Cap	*Emerging Markets
*International
Dimensional Fund Advisors LP
Franklin Advisers, Inc.	DFA
Franklin Templeton	*Bond
*Global Inc.	(Commenced January 4, 2011)
*Small
Massachusetts Financial Services	(Commenced January 3, 2011)
Company	*Value
MFS	(Commenced January 3, 2011)
*Utilities IC	*Fixed
*Research	(Commenced January 20, 2011)
(Commenced March 27, 2015)	*Large
*Targeted
Calvert Investment Management, Inc.
(See Note 3)
Summit
*Natural Res
*Zenith
*S&P 500
*EAFE Intl.
*S&P MidCap

Note: The above chart references the fund series and subaccount short cites from the Statements of Net Assets.

FS-62

2.	BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners’ units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

FAIR VALUE MEASUREMENTS

The accounting guidance on fair value measurements establishes a framework for measuring fair value and expands disclosures about fair value measurements. It also defines fair value as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date. The fair value measurement guidance applies to all assets and liabilities that are measured and reported on a fair value basis and enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. Each asset and liability carried at fair value is classified into one of the following categories:

•	Level 1 – Quoted market prices in active markets for identical assets or liabilities.
•	Level 2 – Observable market based inputs or unobservable inputs that are corroborated by market data.
•	Level 3 – Unobservable inputs that are not corroborated by market data.

Each subaccount invests in shares of open-ended mutual funds, which calculate a daily net asset value based on the value of the underlying securities in its portfolios. As a result, and as required by law, pricing information is provided on an ongoing basis. Shares of open end mutual funds are purchased and redeemed at their quoted daily net asset values as reported by the fund companies at the close of each business day. On that basis, the fair value measurements of all shares held by the Account are reported as Level 1 assets.

FS-63

2.	BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, continued

FEDERAL AND STATE INCOME TAXES

The operations of the Account form a part of and are taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Account. Investment income and realized capital gains and losses on assets of the Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes or unrecognized tax benefits are reflected in these financial statements.

3.	RELATED PARTIES

Affiliates of the Company provided management, administrative and investment advisory services for the Calvert and Summit subaccounts for a fee. These fees are reflected in the daily value of the underlying portfolio share price. The fee is computed separately for each underlying portfolio on daily average net assets, at an annual rate, as of December 31, 2015 and 2014, as follows:

	Investment Advisory Fee %	Management/ Administrative Fee %
Calvert:
Balanced	.410	.275
Mid Cap	.650	.250
Summit:
Natural Res	.550	.100
Zenith	.640	.100
S&P 500.250		.100
EAFE Intl.	.560	.100
S&P MidCap	.300	.100
Growth	.420	.100
Mod. Growth	.420	.100
Moderate	.420	.100
Russell Small Cap	.350	.100

FS-64

4.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments in the subaccounts for the period ended December 31, 2015 were as follows:

	Purchases	Sales
Calvert:
Balanced	$154,200	$555,765
Mid Cap	24,450	270,084

Scudder:
Small Cap	656,413	118,974
Small Mid Value	217,663	1,151,499
Thematic	44,453	22,245
Growth	341,143	143,411

Fidelity:
Overseas IC	1,092,480	716,573
Inv. Grade Bond IC	6,684,448	3,269,030
Equity Income IC	386,787	356,692
Growth IC	383,492	1,362,236
High Income IC	1,042,905	3,064,246
High Income SC	13,547	86,299
Contrafund IC	2,374,542	2,147,461
Contrafund SC	254,947	367,143
Mid Cap IC	1,563,951	1,201,019
Mid Cap SC	73,241	10,150
Strategic	2,278,131	1,406,936

AIM:
Dividend	784,186	171,596
Health	688,495	487,464
Technology	25,668	7,223
Intl. Growth	646,439	1,957,363
Franchise	21,212	47,715

Janus:
Growth	6,579	262

Neuberger Berman:
Mid-Cap	321,971	829
Bond	951	337,502
Partners	118,347	1,094,713
Regency	155,078	408,114

FS-65

4.	PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales

Rydex:
Nova	$8,458,673	$9,476,450
NASDAQ	1,825,258	2,001,836
Precious Metals	1,817,540	1,666,168
Inv. S&P 500	2,048,524	672,900
Gov. Long Bond	707,763	449,490
Inverse NASDAQ	220,160	188,221
Inv. Long Bond	124,630	242,234
Russell	1,170,473	943,152
Sector Rotation	448,102	128,836

Third Avenue:
Value	237,818	1,236,123

Vanguard:
Money Market	22,235,341	19,307,166
Equity Index	3,735,162	5,512,489
Total Bond	8,944,778	5,731,824
REIT Index	3,179,452	4,147,667
Mid-Cap	2,853,427	3,032,323
Stock Market Index	3,318,666	2,282,419
Equity Income	2,070,153	2,990,225
Growth	3,124,234	1,723,440
High Yield Bond	1,256,486	1,732,016
Balanced	2,214,025	2,535,205
International	2,341,213	4,846,199
Diversified	2,844,774	1,842,331
Small Company Growth	3,898,108	2,838,543

Well Fargo:
Discovery	158,129	51,973
Opportunity	40,503	16,659

ProFunds:
Bull	129,674	160,153
Europe	18,479	30,632
Mid-Cap	2,688	1,539
NASDAQ-100	18,462	17,679
Small-Cap	42,880	41,472
Small-Cap Value	31,837	28,932
Classic Dow	29,591	39,877
Bear	791,885	827,989
Short NASDAQ	-	11,564
Short Small-Cap	27,501	38,871

FS-66

4.	PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales

ProFunds, continued:
Short Dow	$14,842	$23,484
UltraMid	132,206	112,928
UltraOTC	188,114	258,454
UltraSmall	98,594	105,163
UltraBull	142,690	230,459
U.S. Gov. Plus	526,802	484,532
Opportunity	536,409	601,913
Oil & Gas	133,030	151,151
Precious Metals	401,437	359,074
Real Estate	21,920	59,148
High Yield	2,142	2,156
Money Market	2,336,526	2,273,690

Pimco:
Commodity	554,258	899,684
Total Return	2,306,654	8,391,320
Low Duration	620,267	58,213

American Century:
Mid Cap	280,093	569,776
International	171,592	369,976

Franklin Templeton:
Global Inc.	2,083,263	2,357,207

MFS:
Utilities IC	479,853	899,910
Research	8,511,734	1,317,064

Summit:
Natural Res	920,038	432,527
Zenith	12,278	123,694
S&P 500	385,987	533,282
EAFE Intl.	45,034	77,945
S&P MidCap	62,630	89,380
Growth	1,035,594	523,664
Mod. Growth	423,234	221,355
Moderate	1,825,308	499,462
Russell Small Cap	9,305	2,568

T. Rowe:
Blue Chip	1,595,978	2,332,105

Morgan Stanley:
Emerging Markets	1,940,495	2,362,005

FS-67

4.	PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales

DFA:
Bond	$1,661,964	$944,607
Small	696,452	637,582
Value	1,922,138	693,627
Fixed	3,692,771	3,005,632
Large	2,094,389	538,035
Targeted	1,047,605	920,977

5.	FINANCIAL HIGHLIGHTS

The unit value, units, net assets, investment income ratio (“Inv. Income Ratio”), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded). Total returns, unit values and expense ratios in this table may not be applicable to all policies.

Inv. Income Ratio – The Inv. Income Ratio represents the dividend distributions received divided by average daily net assets. This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

Expense Ratio – The Expense Ratio represents the annualized contract expenses of the subccounts for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges. During the year ended December 31, 2015, these fees range between .45 percent and .90 percent (annualized) of net assets, depending on the product selected. Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded. For this separate account, charges made through the redemption of units ranged up to $40 per policy annually, depending on the product selected.

Total Return – The Total Return represents the change in the unit value reported year-to-date, however, subaccounts which commenced during a year, as shown in Note 1, are based on shorter return periods. These percentages do not include any expenses assessed through the redemption of units.

FS-68

5.	FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Calvert:
Balanced
2015	2.89	3.38	356,972	1,044,397	0.09	0.60	0.60	(2.78)	(2.78)
2014	2.97	3.47	486,169	1,491,198	1.54	0.60	0.60	8.95	8.95
2013	2.73	3.19	523,524	1,475,804	1.15	0.60	0.60	17.30	17.30
2012	2.33	2.72	470,098	1,126,983	1.18	0.60	0.60	9.85	9.85
2011	2.12	2.47	621,503	1,347,428	1.21	0.60	0.60	3.94	3.97

Mid Cap
2015	51.98	54.14	13,918	724,130	-	0.60	0.60	(3.86)	(3.86)
2014	54.06	56.31	18,550	1,012,570	-	0.60	0.60	7.44	7.44
2013	50.31	52.41	19,269	978,906	-	0.60	0.60	29.13	29.13
2012	38.96	40.58	19,731	776,074	-	0.60	0.60	16.05	16.05
2011	33.57	34.97	20,195	684,333	-	0.60	0.60	1.72	1.72

Scudder:
Small Cap
2015	27.93	27.93	23,104	645,345	1.21	0.60	0.60	(5.16)	(5.16)
2014	29.45	29.45	6,929	204,088	1.03	0.60	0.60	4.12	4.12
2013	28.29	28.29	4,173	118,059	1.96	0.60	0.60	37.81	37.81
2012	20.53	20.53	5,415	111,162	0.96	0.60	0.60	15.55	15.55
2011	17.76	17.76	9,562	169,866	0.86	0.60	0.60	(4.98)	(4.98)

Small Mid Value
2015	18.10	18.10	53,059	960,334	0.29	0.60	0.60	(2.50)	(2.50)
2014	18.56	18.57	107,284	1,991,726	0.83	0.60	0.60	4.90	4.90
2013	17.70	17.70	149,273	2,641,813	1.35	0.60	0.60	34.43	34.43
2012	13.16	13.17	205,876	2,710,213	1.10	0.60	0.60	13.08	13.08
2011	11.64	11.64	210,811	2,454,104	0.96	0.60	0.60	(6.64)	(6.64)

Thematic
2015	11.19	11.19	28,313	316,757	0.77	0.60	0.60	(1.82)	(1.82)
2014	11.40	11.40	26,498	301,950	1.11	0.60	0.60	(0.48)	(0.48)
2013	11.13	11.45	35,623	407,885	0.42	0.60	0.60	12.67	21.35
2012	9.23	9.44	3,827	36,102	2.13	0.60	0.60	17.88	17.88
2011	7.90	8.00	8,277	66,255	0.77	0.60	0.60	(14.90)	(8.01)

Growth
2015	28.19	34.64	10,535	364,722	0.71	0.45	0.60	(0.75)	7.97
2014	32.08	32.09	6,257	200,749	0.65	0.60	0.60	12.30	12.30
2013	28.57	28.58	8,232	235,194	1.89	0.60	0.60	33.84	33.84
2012	21.35	21.35	5,267	112,430	0.90	0.60	0.60	15.36	15.36
2011	18.51	18.51	6,847	126,706	-	0.60	0.60	(11.33)	(11.33)

FS-69

5.	FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity:
Overseas IC
2015	19.36	26.93	118,530	3,177,669	1.46	0.45	0.60	(1.31)	3.01
2014	26.14	26.14	105,465	2,757,118	1.21	0.60	0.60	(8.63)	(8.63)
2013	28.61	28.61	137,376	3,930,373	1.52	0.60	0.60	29.66	29.66
2012	22.07	22.07	120,315	2,654,846	1.99	0.60	0.60	20.02	20.02
2011	18.39	18.39	131,089	2,410,153	1.36	0.60	0.60	(17.66)	(17.66)

Inv. Grade Bond IC
2015	12.68	18.55	1,192,733	22,379,818	2.62	0.45	0.60	(1.19)	(0.25)
2014	18.77	24.28	1,048,298	19,730,545	2.09	0.60	0.60	5.20	5.20
2013	17.84	23.08	1,250,939	22,357,878	2.16	0.60	0.60	(2.37)	(2.37)
2012	18.28	23.63	1,385,907	25,385,824	2.53	0.60	0.60	5.26	5.26
2011	17.36	22.45	1,165,342	20,317,950	3.81	0.60	0.60	6.69	6.70

Equity Income IC
2015	39.95	39.95	61,969	2,475,957	3.10	0.60	0.60	(4.54)	(4.54)
2014	41.85	41.85	68,992	2,887,587	2.93	0.60	0.60	8.07	8.07
2013	38.73	38.73	68,236	2,642,664	2.38	0.60	0.60	27.38	27.38
2012	30.40	30.40	76,944	2,339,342	3.40	0.60	0.60	16.60	16.60
2011	26.07	26.07	76,978	2,007,109	2.61	0.60	0.60	0.37	0.37

Growth IC
2015	67.82	67.82	51,855	3,516,784	0.23	0.60	0.60	6.54	6.54
2014	63.66	63.66	68,513	4,361,500	0.19	0.60	0.60	10.63	10.63
2013	57.54	57.54	69,432	3,995,183	0.28	0.60	0.60	35.52	35.52
2012	42.46	42.46	87,356	3,708,989	0.60	0.60	0.60	14.00	14.00
2011	37.24	37.24	91,581	3,410,810	0.44	0.60	0.60	(0.39)	(0.39)

High Income IC
2015	5.30	10.81	633,532	6,632,984	5.73	0.45	0.60	(5.31)	(4.20)
2014	11.28	11.28	822,328	9,278,192	5.54	0.60	0.60	0.55	0.55
2013	11.22	11.22	862,551	9,678,618	6.74	0.60	0.60	5.31	5.31
2012	10.66	10.66	681,210	7,258,537	6.13	0.60	0.60	13.54	13.54
2011	9.38	9.38	637,365	5,981,284	7.30	0.60	0.60	3.41	3.41

High Income SC
2015	13.36	13.36	3,390	45,298	5.07	0.60	0.60	(4.33)	(4.33)
2014	13.96	13.96	8,681	121,229	1.97	0.60	0.60	0.47	0.47
2013	13.90	13.90	32,067	445,713	8.21	0.60	0.60	5.24	5.24
2012	13.21	13.21	27,827	367,511	3.91	0.60	0.60	13.51	13.51
2011	11.64	11.64	52,753	613,783	5.87	0.60	0.60	3.31	3.31

FS-70

5.	FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
Contrafund IC
2015	34.52	58.95	292,377	17,134,615	1.01	0.45	0.60	0.07	2.26
2014	58.91	58.91	315,612	18,591,393	0.88	0.60	0.60	11.28	11.28
2013	52.94	52.94	405,947	21,489,544	1.04	0.60	0.60	30.50	30.50
2012	40.56	40.56	491,443	19,934,759	1.48	0.60	0.60	15.72	15.72
2011	35.05	35.05	419,721	14,712,839	1.02	0.60	0.60	(3.11)	(3.11)

Contrafund SC
2015	59.29	59.29	26,816	1,589,789	0.92	0.60	0.60	(0.04)	(0.04)
2014	59.31	59.31	31,517	1,869,291	0.77	0.60	0.60	11.15	11.15
2013	53.36	53.36	40,276	2,149,186	0.96	0.60	0.60	30.36	30.36
2012	40.93	40.93	44,339	1,814,920	1.21	0.60	0.60	15.61	15.61
2011	35.41	35.41	52,161	1,846,792	0.75	0.60	0.60	(3.22)	(3.22)

Mid Cap IC
2015	32.82	68.99	118,814	8,102,679	0.49	0.45	0.60	(1.98)	(1.57)
2014	70.38	70.38	126,628	8,912,539	0.25	0.60	0.60	5.65	5.65
2013	66.62	66.62	148,099	9,866,131	0.44	0.60	0.60	35.42	35.42
2012	49.19	49.19	213,103	10,483,533	0.65	0.60	0.60	14.14	14.14
2011	43.10	43.10	214,093	9,227,282	0.23	0.60	0.60	(11.15)	(11.15)

Mid Cap SC
2015	68.23	68.23	8,268	564,099	0.40	0.60	0.60	(2.09)	(2.09)
2014	69.68	69.68	8,327	580,241	0.13	0.60	0.60	5.56	5.56
2013	66.01	66.01	13,317	879,032	0.38	0.60	0.60	35.25	35.25
2012	48.80	48.80	16,201	790,688	0.47	0.60	0.60	14.06	14.06
2011	42.79	42.79	25,464	1,089,561	0.13	0.60	0.60	(11.25)	(11.25)

Strategic
2015	10.93	15.30	569,617	8,697,710	2.82	0.45	0.60	(2.21)	(0.58)
2014	15.65	15.68	527,562	8,257,572	3.33	0.60	0.60	2.98	2.98
2013	15.19	15.22	458,132	6,963,149	4.14	0.60	0.60	(0.33)	(0.33)
2012	15.24	15.27	507,320	7,735,809	3.87	0.60	0.60	9.84	9.84
2011	13.88	13.90	431,236	5,986,905	5.82	0.60	0.60	4.04	4.04

AIM:
Dividend
2015	24.46	24.46	31,878	779,716	1.78	0.60	0.60	1.45	1.45
2014	24.11	24.11	6,887	166,036	1.79	0.60	0.60	12.15	12.15
2013	21.50	21.50	15,546	334,169	2.91	0.60	0.60	30.25	30.25
2012	16.50	16.50	6,675	110,165	2.78	0.60	0.60	18.02	18.02
2011	13.98	13.98	2,820	39,438	-	0.60	0.60	(8.06)	(8.06)

FS-71

5.	FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
AIM, continued:
Health
2015	46.48	46.48	10,332	480,259	-	0.60	0.60	2.55	2.55
2014	45.33	45.33	7,470	338,608	-	0.60	0.60	18.96	18.96
2013	38.11	38.11	7,286	277,644	0.79	0.60	0.60	39.70	39.70
2012	27.28	27.28	4,025	109,788	-	0.60	0.60	20.17	20.17
2011	22.70	22.70	2,642	59,977	-	0.60	0.60	3.33	3.33

Technology
2015	23.09	23.09	9,417	217,463	-	0.60	0.60	6.18	6.18
2014	21.75	21.75	9,502	206,656	-	0.60	0.60	10.39	10.39
2013	19.70	19.70	9,798	193,031	-	0.60	0.60	24.40	24.40
2012	15.84	15.84	8,661	137,173	-	0.60	0.60	10.61	10.61
2011	14.32	14.32	8,552	122,454	0.19	0.60	0.60	(5.62)	(5.62)

Intl. Growth
2015	33.45	36.77	133,332	4,901,879	1.43	0.45	0.60	(2.93)	0.59
2014	37.87	37.88	168,642	6,388,112	1.77	0.60	0.60	(0.27)	(0.27)
2013	37.97	37.98	117,947	4,479,738	1.23	0.60	0.60	18.30	18.30
2012	32.10	32.10	106,446	3,417,400	1.69	0.60	0.60	14.84	14.84
2011	27.95	27.96	79,146	2,212,616	0.70	0.60	0.60	(7.30)	(7.30)

Franchise
2015	56.63	56.63	602	34,111	-	0.60	0.60	4.37	4.37
2014	54.26	54.88	1,089	59,103	0.03	0.60	0.60	6.72	7.79
2013	50.34	50.58	4,683	235,885	0.13	0.60	0.60	31.85	39.31
2012	36.13	36.28	1,445	52,220	-	0.60	0.60	(2.89)	(2.89)
2011	-	-	-	-	-	-	-	-	-

Janus:
Growth
2015	41.00	41.00	859	35,225	0.63	0.60	0.60	4.72	4.72
2014	39.15	39.15	861	33,688	0.37	0.60	0.60	12.32	12.32
2013	34.85	34.85	862	30,043	0.79	0.60	0.60	29.56	29.56
2012	26.90	26.90	885	23,805	0.46	0.60	0.60	17.87	17.87
2011	22.82	22.82	1,855	42,336	0.59	0.60	0.60	(5.86)	(5.86)

Neuberger Berman:
Mid-Cap
2015	22.71	22.71	13,555	307,827	-	0.60	0.60	(4.23)	(4.23)
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-
2012	-	-	-	-	-	-	-	-	-
2011	-	-	-	-	-	-	-	-	-

FS-72

5.	FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Neuberger Berman, continued:
Bond
2015	21.77	21.77	2,880	62,715	0.53	0.60	0.60	(0.41)	(0.41)
2014	21.86	21.86	18,259	399,215	1.71	0.60	0.60	0.01	0.01
2013	21.86	21.86	19,750	431,764	2.68	0.60	0.60	0.02	0.02
2012	21.86	21.86	12,062	263,641	3.78	0.60	0.60	3.98	3.98
2011	21.02	21.02	8,112	170,537	4.94	0.60	0.60	(0.31)	(0.31)

Partners
2015	14.44	22.42	21,209	542,873	0.64	0.45	0.60	(12.33)	(1.50)
2014	25.57	45.75	46,165	1,671,678	0.77	0.60	0.60	9.20	9.20
2013	23.42	41.90	45,602	1,559,629	1.18	0.60	0.60	30.35	30.35
2012	17.96	32.14	38,685	1,064,545	0.43	0.60	0.60	15.90	15.90
2011	15.50	27.73	39,727	963,318	-	0.60	0.60	(11.89)	(11.89)

Regency
2015	16.36	24.05	21,234	502,033	0.66	0.45	0.60	(8.88)	(4.25)
2014	25.92	26.39	30,506	802,117	1.00	0.60	0.60	13.16	13.16
2013	22.90	23.32	21,403	496,917	1.61	0.60	0.60	36.23	36.23
2012	16.81	17.12	8,853	150,864	0.65	0.60	0.60	14.84	14.84
2011	14.64	14.91	8,996	133,324	0.45	0.60	0.60	(7.05)	(7.05)

Rydex:
Nova
2015	15.31	154.64	63,214	1,194,734	-	0.45	0.60	(1.49)	(1.31)
2014	15.51	21.03	124,369	2,246,978	0.10	0.60	0.60	17.88	17.88
2013	13.16	17.84	176,704	2,667,446	0.14	0.60	0.60	48.10	48.10
2012	8.88	12.05	116,383	1,211,383	-	0.60	0.60	21.51	21.51
2011	7.31	9.91	55,196	493,508	0.04	0.60	0.60	(1.76)	(1.76)

NASDAQ
2015	34.12	36.49	80,214	2,955,703	-	0.45	0.60	(2.44)	7.60
2014	33.91	34.87	92,224	3,153,702	-	0.60	0.60	16.75	16.75
2013	29.05	29.87	71,070	2,078,766	-	0.60	0.60	33.82	33.82
2012	21.71	22.32	81,677	1,786,862	-	0.60	0.60	16.07	16.07
2011	18.70	19.23	98,651	1,855,527	-	0.60	0.60	1.56	1.56

Precious Metals
2015	3.91	4.05	309,648	1,249,745	5.28	0.60	0.60	(30.79)	(30.79)
2014	5.65	5.85	277,466	1,617,498	0.15	0.60	0.60	(17.84)	(17.84)
2013	6.87	7.12	246,783	1,749,346	0.95	0.60	0.60	(46.42)	(46.42)
2012	12.83	13.28	312,388	4,137,724	-	0.60	0.60	(4.67)	(4.67)
2011	13.46	13.93	428,728	5,948,768	0.07	0.60	0.60	(24.61)	(24.61)

FS-73

5.	FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Rydex, continued:
Inv. S&P 500
2015	1.72	1.92	984,874	1,768,587	-	0.60	0.60	(5.00)	(5.00)
2014	1.81	2.02	259,576	504,367	-	0.60	0.60	(14.96)	(14.96)
2013	2.13	2.37	327,012	736,925	-	0.60	0.60	(26.95)	(26.95)
2012	2.92	3.25	339,458	1,051,727	-	0.60	0.60	(17.48)	(17.48)
2011	3.54	3.93	411,712	1,530,490	-	0.60	0.60	(9.59)	(9.59)

Gov. Long Bond
2015	20.66	29.77	55,547	1,181,699	0.86	0.45	0.60	(5.66)	(1.29)
2014	21.89	28.69	60,579	1,360,802	0.75	0.60	0.60	33.87	33.87
2013	16.36	21.43	53,845	905,974	0.80	0.60	0.60	(18.74)	(18.74)
2012	20.13	26.37	68,388	1,420,158	0.74	0.60	0.60	2.40	2.40
2011	19.65	25.75	75,558	1,538,609	1.81	0.60	0.60	40.67	40.67

Inverse NASDAQ
2015	4.57	21.70	26,692	137,168	-	0.45	0.60	(13.39)	(6.39)
2014	5.27	5.27	23,487	123,827	-	0.60	0.60	(19.12)	(19.12)
2013	6.52	6.52	29,755	193,946	-	0.60	0.60	(29.47)	(29.47)
2012	9.24	9.24	27,325	252,540	-	0.60	0.60	(19.13)	(19.13)
2011	11.43	11.43	35,688	407,870	-	0.60	0.60	(10.61)	(10.61)

Inv. Long Bond
2015	8.22	8.22	7,945	65,296	-	0.60	0.60	(1.81)	(1.81)
2014	8.37	8.37	22,365	187,176	-	0.60	0.60	(25.36)	(25.36)
2013	11.21	11.21	42,261	473,862	-	0.60	0.60	14.57	14.57
2012	9.79	9.79	10,176	99,590	-	0.60	0.60	(6.76)	(6.76)
2011	10.50	10.50	18,143	190,426	-	0.60	0.60	(30.85)	(30.85)

Russell
2015	49.03	53.47	33,070	1,768,248	-	0.45	0.60	(9.62)	(2.16)
2014	59.16	59.16	29,637	1,753,490	-	0.60	0.60	3.67	3.67
2013	57.07	57.07	29,791	1,700,235	-	0.60	0.60	57.62	57.62
2012	36.21	36.21	20,018	724,857	-	0.60	0.60	21.37	21.37
2011	29.83	29.83	20,342	606,898	-	0.60	0.60	(12.71)	(12.71)

Sector Rotation
2015	16.37	16.37	47,133	771,436	-	0.60	0.60	0.66	0.66
2014	16.26	16.26	27,549	447,963	-	0.60	0.60	2.18	2.18
2013	15.91	15.91	47,629	757,937	-	0.60	0.60	16.76	16.76
2012	13.63	13.63	59,852	815,748	-	0.60	0.60	3.81	3.81
2011	13.13	13.13	65,409	858,817	-	0.60	0.60	(7.12)	(7.12)

FS-74

5.	FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Third Avenue:
Value
2015	31.16	32.47	88,867	2,777,370	3.20	0.60	0.60	(9.43)	(9.43)
2014	34.40	35.85	120,295	4,154,851	2.95	0.60	0.60	3.76	3.76
2013	33.16	34.55	136,867	4,560,293	3.24	0.60	0.60	18.26	18.26
2012	28.04	29.22	166,864	4,703,608	0.88	0.60	0.60	26.57	26.57
2011	22.15	23.09	187,934	4,185,913	1.70	0.60	0.60	(21.78)	(21.78)

Vanguard:
Money Market
2015	1.00	1.11	15,970,250	17,707,338	0.16	0.45	0.60	(0.45)	(0.06)
2014	1.11	1.17	13,213,803	14,779,162	0.10	0.60	0.60	(0.50)	(0.50)
2013	1.12	1.17	18,842,047	21,172,180	0.11	0.60	0.60	(0.49)	(0.49)
2012	1.12	1.18	20,934,043	23,700,983	0.14	0.60	0.60	(0.45)	(0.45)
2011	1.13	1.19	26,278,345	29,982,167	0.16	0.60	0.60	(0.43)	(0.43)

Equity Index
2015	33.21	52.59	438,738	23,309,679	1.72	0.45	0.60	(2.53)	0.66
2014	52.25	63.70	488,503	25,876,152	1.72	0.60	0.60	12.83	12.83
2013	46.31	56.46	531,000	24,885,471	1.76	0.60	0.60	31.39	31.39
2012	35.24	42.97	600,588	21,888,000	1.83	0.60	0.60	15.16	15.16
2011	30.60	37.31	566,904	18,001,520	1.62	0.60	0.60	1.33	1.33

Total Bond
2015	11.78	16.25	2,201,475	35,763,788	2.10	0.45	0.60	(0.71)	(0.26)
2014	16.30	19.29	2,014,825	33,283,305	2.54	0.60	0.60	5.26	5.26
2013	15.48	18.33	2,188,938	34,338,284	2.56	0.60	0.60	(2.87)	(2.87)
2012	15.94	18.87	2,244,227	36,275,325	2.29	0.60	0.60	3.40	3.40
2011	15.41	18.25	1,678,238	26,331,478	2.94	0.60	0.60	7.01	7.01

REIT Index
2015	13.75	38.68	535,408	20,541,624	1.77	0.45	0.60	1.61	7.71
2014	38.07	49.05	573,215	22,081,480	3.35	0.60	0.60	29.33	29.33
2013	29.44	37.92	587,614	17,540,421	2.02	0.60	0.60	1.72	1.72
2012	28.94	37.28	600,520	17,657,320	1.90	0.60	0.60	16.76	16.76
2011	24.79	31.93	556,935	14,077,981	1.63	0.60	0.60	7.79	7.79

Mid-Cap
2015	20.74	36.62	566,290	20,661,779	1.21	0.45	0.60	(2.02)	5.31
2014	37.37	41.40	601,132	22,565,976	0.95	0.60	0.60	12.92	12.92
2013	33.10	36.66	648,760	21,564,138	1.01	0.60	0.60	34.12	34.12
2012	24.68	27.33	617,178	15,313,152	1.13	0.60	0.60	15.12	15.12
2011	21.44	23.74	635,190	13,664,612	1.07	0.60	0.60	(2.62)	(2.62)

FS-75

5.	FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Vanguard, continued:
Stock Market Index
2015	32.02	56.11	281,781	15,776,509	1.26	0.45	0.60	(1.25)	(0.23)
2014	56.24	56.24	273,805	15,399,221	1.42	0.60	0.60	11.62	11.62
2013	50.38	50.38	314,352	15,838,526	1.50	0.60	0.60	32.49	32.49
2012	38.03	38.03	306,811	11,668,004	1.65	0.60	0.60	15.63	15.63
2011	32.89	32.89	314,354	10,338,864	1.39	0.60	0.60	0.23	0.23

Equity Income
2015	21.20	37.35	311,249	12,184,911	2.77	0.45	0.60	0.25	9.26
2014	37.25	49.07	358,283	14,266,863	2.35	0.60	0.60	10.74	10.74
2013	33.64	44.31	356,122	12,848,512	2.58	0.60	0.60	29.27	29.27
2012	26.02	34.28	561,759	16,678,245	2.42	0.60	0.60	12.72	12.72
2011	23.09	30.41	570,071	15,037,585	2.47	0.60	0.60	9.61	9.61

Growth
2015	22.55	25.15	396,668	10,021,256	0.57	0.45	0.60	(1.57)	7.33
2014	23.43	24.56	377,362	8,862,050	0.42	0.60	0.60	13.11	13.11
2013	20.72	21.72	362,990	7,536,488	0.49	0.60	0.60	34.48	34.48
2012	15.40	16.15	373,915	5,775,662	0.43	0.60	0.60	17.72	17.72
2011	13.09	13.72	390,906	5,130,067	0.65	0.60	0.60	(1.43)	(1.43)

High Yield Bond
2015	7.58	14.22	423,584	6,027,346	5.32	0.45	0.60	(2.17)	(1.03)
2014	14.54	18.79	473,832	6,971,638	5.32	0.60	0.60	3.78	3.78
2013	14.01	18.11	467,397	6,627,231	5.81	0.60	0.60	3.72	3.72
2012	13.50	17.46	633,281	8,699,605	5.14	0.60	0.60	13.61	13.61
2011	11.89	15.37	589,645	7,146,454	7.02	0.60	0.60	6.30	6.30

Balanced
2015	22.29	36.31	414,814	14,882,103	2.47	0.45	0.60	(1.22)	(0.51)
2014	36.50	36.50	447,483	16,332,794	2.25	0.60	0.60	9.19	9.19
2013	33.43	33.43	441,103	14,745,267	2.38	0.60	0.60	19.17	19.17
2012	28.05	28.05	444,720	12,474,802	2.77	0.60	0.60	11.89	11.89
2011	25.07	25.07	467,751	11,726,866	2.62	0.60	0.60	3.08	3.08

International
2015	19.78	26.43	734,767	19,425,531	1.89	0.45	0.60	(1.36)	9.45
2014	26.79	28.91	845,025	22,824,778	1.42	0.60	0.60	(6.62)	(6.62)
2013	28.69	30.95	867,918	25,115,155	1.62	0.60	0.60	22.52	22.52
2012	23.42	25.26	1,152,993	27,187,401	2.06	0.60	0.60	19.42	19.42
2011	19.61	21.16	1,213,885	23,978,622	1.61	0.60	0.60	(14.05)	(14.05)

FS-76

5.	FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Vanguard, continued:
Diversified
2015	16.53	24.84	629,255	15,622,542	2.51	0.45	0.60	(3.04)	6.72
2014	25.62	27.14	641,098	16,514,085	2.26	0.60	0.60	9.18	9.18
2013	23.47	24.86	712,454	16,802,854	2.20	0.60	0.60	28.62	28.62
2012	18.24	19.32	875,068	16,188,813	2.32	0.60	0.60	15.80	15.80
2011	15.75	16.69	935,302	14,937,095	2.13	0.60	0.60	3.30	3.30

Small Company Growth
2015	20.77	40.20	383,830	15,402,571	0.36	0.45	0.60	(3.33)	5.25
2014	41.59	44.74	403,559	16,839,695	0.30	0.60	0.60	2.76	2.76
2013	40.47	43.53	465,812	18,907,487	0.66	0.60	0.60	45.67	45.67
2012	27.78	29.88	478,076	13,316,976	0.23	0.60	0.60	13.96	13.96
2011	24.38	26.22	473,780	11,579,723	0.20	0.60	0.60	0.76	0.76

Wells Fargo:
Discovery
2015	33.63	33.63	15,321	515,291	-	0.60	0.60	(2.05)	(2.05)
2014	34.34	34.34	14,529	498,900	-	0.60	0.60	(0.24)	(0.24)
2013	34.42	34.42	18,671	642,690	0.01	0.60	0.60	42.94	42.94
2012	24.08	24.08	19,724	474,964	-	0.60	0.60	17.03	17.03
2011	20.58	20.58	18,991	390,766	-	0.60	0.60	(0.18)	(0.18)

Opportunity
2015	86.59	86.59	4,246	367,645	0.13	0.60	0.60	(3.66)	(3.66)
2014	89.88	89.88	4,398	395,309	0.06	0.60	0.60	9.76	9.76
2013	81.88	81.88	4,078	333,945	0.20	0.60	0.60	29.90	29.90
2012	63.04	63.04	4,042	254,805	0.10	0.60	0.60	14.83	14.83
2011	54.90	54.90	3,992	219,120	0.17	0.60	0.60	(6.08)	(6.08)

ProFunds:
Bull
2015	43.42	43.42	97,987	4,255,042	-	0.90	0.90	(1.35)	(1.35)
2014	44.02	44.02	98,905	4,353,576	-	0.90	0.90	10.47	10.47
2013	39.84	39.84	99,979	3,983,630	-	0.90	0.90	28.60	28.60
2012	30.98	30.98	86,626	2,684,033	-	0.90	0.90	12.87	12.87
2011	27.45	27.45	96,162	2,639,847	-	0.90	0.90	(0.92)	(0.92)

Europe
2015	27.46	27.46	2,828	77,660	4.52	0.90	0.90	(11.67)	(11.67)
2014	31.09	31.09	3,342	103,891	1.24	0.90	0.90	(9.46)	(9.46)
2013	34.34	34.34	3,376	115,914	1.43	0.90	0.90	20.55	20.55
2012	28.49	28.49	3,218	91,665	2.31	0.90	0.90	15.55	15.55
2011	24.65	24.65	2,505	61,752	0.96	0.90	0.90	(9.70)	(9.70)

FS-77

5.	FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Profunds, continued:
Mid-Cap
2015	53.93	53.93	948	51,128	0.13	0.90	0.90	(9.04)	(9.04)
2014	59.29	59.29	966	57,260	0.11	0.90	0.90	9.20	9.20
2013	54.29	54.29	1,021	55,409	0.10	0.90	0.90	30.94	30.94
2012	41.46	41.46	103	4,258	0.15	0.90	0.90	15.48	15.48
2011	35.90	35.90	103	3,687	0.15	0.90	0.90	(4.80)	(4.80)

NASDAQ-100
2015	34.96	34.96	1,459	51,020	-	0.90	0.90	6.49	6.49
2014	32.83	32.83	1,616	53,032	-	0.90	0.90	15.96	15.96
2013	28.31	28.31	1,718	48,618	-	0.90	0.90	33.08	33.08
2012	21.27	21.27	9,549	203,129	-	0.90	0.90	15.19	15.19
2011	18.47	18.47	717	13,233	-	0.90	0.90	0.53	0.53

Small-Cap
2015	29.52	29.52	-	-	-	0.90	0.90	(2.24)	(2.24)
2014	32.16	32.16	-	-	-	0.90	0.90	(5.36)	(5.36)
2013	39.81	39.81	-	-	-	0.90	0.90	6.09	6.09
2012	29.76	29.76	5,598	166,595	-	0.90	0.90	13.86	13.86
2011	26.31	26.31	580	15,252	-	0.90	0.90	21.98	21.98

Small-Cap Value
2015	49.54	49.54	859	42,576	-	0.90	0.90	(9.10)	(9.10)
2014	54.50	54.50	878	47,868	-	0.90	0.90	4.87	4.87
2013	51.97	51.97	325	16,866	0.20	0.90	0.90	36.45	36.45
2012	38.08	38.08	339	12,902	-	0.90	0.90	15.09	15.09
2011	33.09	33.09	31	1,037	-	0.90	0.90	(4.98)	(4.98)

Classic Dow
2015	36.96	36.96	3,557	131,476	-	0.90	0.90	(3.84)	(3.84)
2014	38.44	38.44	3,859	148,357	-	0.90	0.90	5.43	5.43
2013	36.46	36.46	2,887	105,266	-	0.90	0.90	24.06	24.06
2012	29.39	29.39	6,615	194,395	-	0.90	0.90	5.88	5.88
2011	27.76	27.76	293	8,121	-	0.90	0.90	(4.72)	(4.72)

Bear
2015	8.72	8.72	12,188	106,289	-	0.90	0.90	(5.77)	(5.77)
2014	9.25	9.25	16,253	150,423	-	0.90	0.90	(15.01)	(15.01)
2013	10.89	10.89	16,244	176,893	-	0.90	0.90	(27.21)	(27.21)
2012	14.96	14.96	19,909	297,839	-	0.90	0.90	(17.34)	(17.34)
2011	18.10	18.10	1,947	35,238	-	0.90	0.90	(9.70)	(9.70)

FS-78

5.	FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Profunds, continued:
Short NASDAQ
2015	3.72	3.72	1,199	4,458	-	0.90	0.90	(13.82)	(13.82)
2014	4.31	4.31	4,235	18,267	-	0.90	0.90	(20.10)	(20.10)
2013	5.40	5.40	4,235	22,863	-	0.90	0.90	(30.04)	(30.04)
2012	7.72	7.72	4,235	32,678	-	0.90	0.90	(19.52)	(19.52)
2011	9.59	9.59	4,617	44,265	-	0.90	0.90	(11.27)	(11.27)

Short Small-Cap
2015	3.70	3.70	4,504	16,654	-	0.90	0.90	(1.71)	(1.71)
2014	3.76	3.76	7,549	28,397	-	0.90	0.90	(10.04)	(10.04)
2013	4.18	4.18	7,549	31,567	-	0.90	0.90	(31.87)	(31.87)
2012	6.14	6.14	7,549	46,330	-	0.90	0.90	(19.69)	(19.69)
2011	7.64	7.64	5,386	41,156	-	0.90	0.90	(12.14)	(12.14)

Short Dow
2015	16.80	16.80	-	-	-	0.90	0.90	(5.75)	(5.75)
2014	2.83	2.83	3,263	9,237	-	0.90	0.90	(12.27)	(12.27)
2013	3.23	3.23	3,263	10,529	-	0.90	0.90	(29.76)	(29.76)
2012	4.59	4.59	3,263	14,989	-	0.90	0.90	(13.33)	(13.33)
2011	5.30	5.30	3,263	17,294	-	0.90	0.90	(10.30)	(10.30)

UltraMid
2015	67.06	67.06	257	17,224	-	0.90	0.90	(9.94)	(9.94)
2014	74.46	74.46	44	3,264	-	0.90	0.90	14.38	14.38
2013	65.10	65.10	242	15,732	-	0.90	0.90	69.11	69.11
2012	38.49	38.49	2,208	84,985	-	0.90	0.90	31.31	31.31
2011	29.32	29.32	762	22,353	-	0.90	0.90	(14.42)	(14.42)

UltraOTC
2015	75.39	75.39	3,902	294,170	-	0.90	0.90	12.59	12.59
2014	66.96	66.96	5,614	375,932	-	0.90	0.90	34.63	34.63
2013	49.74	49.74	4,225	210,156	-	0.90	0.90	77.44	77.44
2012	28.03	28.03	3,810	106,782	-	0.90	0.90	32.55	32.55
2011	21.15	21.15	5,412	114,443	-	0.90	0.90	(2.08)	(2.08)

UltraSmall
2015	38.79	38.79	570	22,103	-	0.90	0.90	(13.75)	(13.75)
2014	44.98	44.98	842	37,891	-	0.90	0.90	4.44	4.44
2013	43.07	43.07	964	41,496	-	0.90	0.90	84.98	84.98
2012	23.28	23.28	35	817	-	0.90	0.90	28.35	28.35
2011	18.14	18.14	1,200	21,773	-	0.90	0.90	(19.56)	(19.56)

FS-79

5.	FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Profunds, continued:
UtraBull
2015	33.25	33.25	849	28,236	-	0.90	0.90	(3.75)	(3.75)
2014	34.54	34.54	3,718	128,418	-	0.90	0.90	22.14	22.14
2013	28.28	28.28	1,580	44,677	-	0.90	0.90	66.55	66.55
2012	16.98	16.98	849	14,422	-	0.90	0.90	27.76	27.76
2011	13.29	13.29	2,527	33,588	-	0.90	0.90	(5.68)	(5.68)

U.S. Gov. Plus
2015	52.72	52.72	2,025	106,743	-	0.90	0.90	(6.49)	(6.49)
2014	56.37	56.37	1,405	79,206	0.18	0.90	0.90	35.17	35.17
2013	41.70	41.70	1,498	62,489	0.13	0.90	0.90	(19.83)	(19.83)
2012	52.02	52.02	4,985	259,331	-	0.90	0.90	0.07	0.07
2011	51.99	51.99	1,220	63,417	0.28	0.90	0.90	42.23	42.23

Opportunity
2015	5.41	5.41	1,630	8,824	-	0.90	0.90	(2.47)	(2.47)
2014	5.55	5.55	13,870	76,979	-	0.90	0.90	(30.88)	(30.88)
2013	8.03	8.03	12,001	96,364	-	0.90	0.90	15.44	15.44
2012	6.96	6.96	3,844	26,742	-	0.90	0.90	(0.49)	(0.49)
2011	7.50	7.50	-	-	-	0.90	0.90	(37.65)	(37.65)

Oil & Gas
2015	53.48	53.48	968	51,774	0.58	0.90	0.90	(24.06)	(24.06)
2014	70.42	70.42	1,191	83,897	0.36	0.90	0.90	(11.66)	(11.66)
2013	79.72	79.72	1,759	140,199	0.46	0.90	0.90	22.96	22.96
2012	64.83	64.83	2,299	149,028	0.12	0.90	0.90	1.97	1.97
2011	63.58	63.58	1,925	122,371	0.19	0.90	0.90	1.33	1.33

Precious Metals
2015	13.48	13.48	5,865	79,048	-	0.90	0.90	(33.45)	(33.45)
2014	20.25	20.25	2,138	43,305	-	0.90	0.90	(24.55)	(24.55)
2013	26.84	26.84	2,841	76,255	-	0.90	0.90	(38.50)	(38.50)
2012	43.65	43.65	8,994	392,579	-	0.90	0.90	(15.31)	(15.31)
2011	51.54	51.54	12,562	647,445	-	0.90	0.90	(19.94)	(19.94)

Real Estate
2015	75.00	75.00	1,354	101,561	0.58	0.90	0.90	(0.57)	(0.57)
2014	75.43	75.43	1,843	139,042	1.53	0.90	0.90	23.90	23.90
2013	60.88	60.88	1,857	113,060	1.46	0.90	0.90	(0.80)	(0.80)
2012	61.37	61.37	1,360	83,450	2.42	0.90	0.90	16.12	16.12
2011	52.85	52.85	1,549	81,891	-	0.90	0.90	3.81	3.81

FS-80

5.	FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Profunds, continued:
High Yield
2015	40.72	40.72	793	32,295	4.67	0.90	0.90	(0.74)	(0.74)
2014	41.02	41.02	838	34,383	3.69	0.90	0.90	1.43	1.43
2013	40.44	40.44	1,436	58,069	2.64	0.90	0.90	9.04	9.04
2012	37.09	37.09	1,497	55,523	6.50	0.90	0.90	13.09	13.09
2011	32.80	32.80	180	5,906	0.74	0.90	0.90	1.83	1.83

Money Market
2015	1.00	1.00	986,916	987,782	0.02	0.90	0.90	(0.87)	(0.87)
2014	1.01	1.01	916,051	924,946	0.02	0.90	0.90	(0.87)	(0.87)
2013	1.02	1.02	1,634,267	1,664,672	0.02	0.90	0.90	(0.87)	(0.87)
2012	1.03	1.03	3,881,196	3,988,243	0.02	0.90	0.90	(0.87)	(0.87)
2011	1.04	1.04	5,595,656	5,800,671	0.02	0.90	0.90	(0.87)	(0.87)

Pimco:
Commodity
2015	6.90	6.96	559,519	3,893,406	4.47	0.45	0.60	(26.15)	(6.30)
2014	8.05	9.42	621,208	5,807,246	0.36	0.60	0.60	(18.91)	(18.91)
2013	9.92	11.62	646,052	7,447,278	1.74	0.60	0.60	(15.21)	(15.21)
2012	11.70	13.71	680,483	9,243,302	2.77	0.60	0.60	4.76	4.76
2011	11.17	13.08	685,085	8,888,489	14.20	0.60	0.60	(8.11)	(8.11)

Total Return
2015	11.01	13.95	567,525	7,898,738	4.29	0.45	0.60	(0.15)	0.27
2014	13.96	13.97	1,034,368	14,454,575	2.06	0.60	0.60	3.66	3.66
2013	13.47	13.48	1,657,458	22,345,013	2.17	0.60	0.60	(2.55)	(2.55)
2012	13.82	13.83	2,094,346	28,967,998	2.57	0.60	0.60	8.93	8.93
2011	12.69	12.70	1,853,223	23,530,061	2.63	0.60	0.60	2.99	2.99

Low Duration
2015	10.57	10.57	66,052	698,332	3.68	0.60	0.60	(0.29)	(0.29)
2014	10.60	10.60	15,148	160,610	0.38	0.60	0.60	(0.44)	(0.44)
2013	-	-	-	-	-	-	-	-	-
2012	-	-	-	-	-	-	-	-	-
2011	-	-	-	-	-	-	-	-	-

American Century:
Mid Cap
2015	18.49	24.99	50,445	1,259,966	1.62	0.45	0.60	(2.47)	(2.02)
2014	25.50	25.52	65,348	1,666,801	1.19	0.60	0.60	15.73	15.73
2013	22.04	22.05	60,397	1,331,151	1.20	0.60	0.60	29.34	29.34
2012	17.04	17.05	78,612	1,339,575	2.06	0.60	0.60	15.63	15.63
2011	14.74	14.74	86,176	1,269,950	1.50	0.60	0.60	(1.28)	(1.28)

FS-81

5.	FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
American Century, continued:
International
2015	10.01	10.69	190,021	2,025,438	0.38	0.45	0.60	(1.54)	0.16
2014	10.05	10.67	207,123	2,210,478	1.71	0.60	0.60	(6.31)	(6.07)
2013	10.73	11.36	225,738	2,563,544	1.34	0.60	0.60	6.99	21.68
2012	9.34	9.34	176,721	1,650,168	0.83	0.60	0.60	20.44	20.44
2011	7.43	7.75	174,754	1,354,918	1.33	0.60	0.60	(19.20)	(12.57)

Franklin Templeton:
Global Inc.
2015	15.78	26.05	473,355	12,172,560	8.16	0.45	0.60	(4.88)	(1.07)
2014	27.38	27.39	519,959	14,237,861	4.71	0.60	0.60	1.23	1.23
2013	27.05	27.06	360,288	9,746,202	4.81	0.60	0.60	1.02	1.02
2012	26.78	26.79	343,738	9,204,428	6.60	0.60	0.60	14.38	14.38
2011	23.41	23.42	361,081	8,453,531	5.72	0.60	0.60	(1.46)	(1.46)

MFS:
Utilities IC
2015	37.20	37.23	45,862	1,706,350	4.01	0.60	0.60	(15.03)	(15.03)
2014	43.78	43.81	60,651	2,655,719	2.25	0.60	0.60	12.06	12.06
2013	39.07	39.10	48,573	1,897,978	2.52	0.60	0.60	19.80	19.80
2012	32.61	32.63	43,265	1,411,156	7.60	0.60	0.60	12.80	12.80
2011	28.91	28.93	52,786	1,526,276	4.07	0.60	0.60	6.15	6.15

Research
2015	13.83	14.21	456,893	6,491,776	1.85	0.45	0.60	(8.57)	(3.28)
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-
2012	-	-	-	-	-	-	-	-	-
2011	-	-	-	-	-	-	-	-	-

Summit:
Natural Res
2015	32.26	32.27	111,704	3,604,792	0.31	0.45	0.60	(25.31)	(3.33)
2014	43.21	43.21	97,812	4,226,085	0.10	0.60	0.60	(16.13)	(16.13)
2013	51.51	51.52	91,375	4,707,040	-	0.60	0.60	0.12	0.12
2012	51.45	51.46	64,863	3,337,182	0.02	0.60	0.60	4.27	4.27
2011	49.34	49.35	58,436	2,883,389	0.34	0.60	0.60	(10.66)	(10.66)

FS-82

5.	FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Summit, continued:
Zenith
2015	103.62	103.62	1,441	149,344	0.15	0.60	0.60	(7.15)	(7.15)
2014	111.60	111.60	2,512	280,329	1.50	0.60	0.60	8.23	8.23
2013	103.12	103.12	2,621	270,258	1.72	0.60	0.60	31.58	31.58
2012	78.37	78.37	2,238	175,370	1.82	0.60	0.60	16.35	16.35
2011	67.35	67.35	2,350	158,272	2.18	0.60	0.60	(2.27)	(2.27)

S&P 500
2015	128.51	146.09	13,777	1,803,627	0.17	0.60	0.60	0.37	0.37
2014	128.03	145.54	15,053	1,968,682	2.54	0.60	0.60	12.54	12.54
2013	113.77	129.33	5,179	612,041	3.00	0.60	0.60	16.66	31.09
2012	98.66	98.66	1,882	185,682	1.84	0.60	0.60	14.85	14.85
2011	85.90	85.90	1,498	128,659	0.67	0.60	0.60	1.12	1.12

EAFE Intl.
2015	83.23	83.23	10,865	904,346	0.24	0.60	0.60	(2.22)	(2.22)
2014	85.10	85.12	11,218	954,704	2.22	0.60	0.60	(6.99)	(6.99)
2013	91.50	91.51	18,760	1,716,581	4.10	0.60	0.60	20.02	20.02
2012	76.24	76.24	9,422	718,310	2.31	0.60	0.60	16.62	16.62
2011	65.37	65.38	9,689	633,447	2.41	0.60	0.60	(13.23)	(13.23)

S&P MidCap
2015	107.80	107.80	3,823	412,139	0.09	0.60	0.60	(3.26)	(3.26)
2014	111.44	111.44	4,097	456,522	0.97	0.60	0.60	8.60	8.60
2013	102.61	102.61	4,719	484,189	1.00	0.60	0.60	32.03	32.03
2012	77.72	77.72	4,418	343,322	0.96	0.60	0.60	16.60	16.60
2011	66.65	66.65	4,658	310,495	0.69	0.60	0.60	(2.82)	(2.82)

Growth
2015	16.00	16.04	441,449	7,080,335	1.20	0.45	0.60	(4.09)	(0.82)
2014	16.72	16.72	413,195	6,910,390	1.42	0.60	0.60	4.98	4.98
2013	15.93	15.93	158,659	2,527,548	1.57	0.60	0.60	4.53	4.53
2012	-	-	-	-	-	-	-	-	-
2011	-	-	-	-	-	-	-	-	-

Mod. Growth
2015	15.81	16.05	318,598	5,113,179	0.97	0.45	0.60	(2.87)	(2.51)
2014	16.53	16.53	308,039	5,090,361	1.35	0.60	0.60	6.35	6.35
2013	15.54	15.54	172,817	2,685,271	1.86	0.60	0.60	2.43	2.43
2012	-	-	-	-	-	-	-	-	-
2011	-	-	-	-	-	-	-	-	-

FS-83

5.	FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Summit, continued:
Moderate
2015	15.80	15.96	644,810	10,287,060	1.43	0.45	0.60	(1.81)	(0.75)
2014	16.21	16.26	572,133	9,301,491	1.72	0.60	0.60	1.91	6.69
2013	15.24	15.24	42,212	643,257	1.33	0.60	0.60	1.05	1.05
2012	-	-	-	-	-	-	-	-	-
2011	-	-	-	-	-	-	-	-	-

Russell Small Cap
2015	80.49	80.49	1,176	94,694	0.16	0.60	0.60	(5.76)	(5.76)
2014	85.41	85.41	1,125	96,066	0.58	0.60	0.60	6.91	6.91
2013	-	-	-	-	-	-	-	-	-
2012	-	-	-	-	-	-	-	-	-
2011	-	-	-	-	-	-	-	-	-

T. Rowe:
Blue Chip
2015	22.07	22.98	620,211	13,693,525	-	0.45	0.60	5.16	10.39
2014	19.99	20.00	650,742	13,008,514	-	0.60	0.60	8.52	8.52
2013	18.42	18.43	758,565	13,973,817	0.03	0.60	0.60	40.31	40.31
2012	13.13	13.13	767,687	10,079,072	0.17	0.60	0.60	17.55	17.55
2011	11.17	11.17	691,294	7,721,003	-	0.60	0.60	0.91	0.91

Morgan Stanley:
Emerging Markets
2015	12.38	16.85	487,135	8,173,331	0.80	0.45	0.60	(11.22)	(4.78)
2014	18.98	18.98	504,300	9,571,114	0.40	0.60	0.60	(5.06)	(5.06)
2013	19.99	19.99	360,887	7,214,282	1.13	0.60	0.60	(1.62)	(1.62)
2012	20.32	20.32	327,168	6,647,641	-	0.60	0.60	19.23	19.23
2011	17.04	17.04	323,894	5,519,538	0.43	0.60	0.60	(18.70)	(18.70)

DFA:
Bond
2015	10.86	11.89	400,284	4,747,164	1.66	0.45	0.60	(0.52)	0.94
2014	11.78	11.78	344,204	4,055,417	2.35	0.60	0.60	2.27	2.27
2013	11.52	11.52	279,967	3,225,333	0.50	0.60	0.60	(0.94)	(0.94)
2012	11.63	11.63	232,393	2,702,790	1.85	0.60	0.60	4.23	4.23
2011	11.16	11.16	174,470	1,946,818	4.81	0.60	0.60	3.90	3.90

FS-84

5.	FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
DFA, continued:
Small
2015	11.69	14.11	172,972	2,427,763	2.09	0.45	0.60	5.18	6.75
2014	13.41	13.41	175,504	2,353,940	2.19	0.60	0.60	(6.34)	(6.34)
2013	14.32	14.32	155,101	2,221,108	2.86	0.60	0.60	26.31	26.31
2012	11.34	11.34	99,328	1,126,098	2.26	0.60	0.60	18.70	18.70
2011	9.55	9.55	143,663	1,372,161	5.49	0.60	0.60	(15.70)	(15.70)

Value
2015	10.90	12.18	620,724	7,545,171	3.25	0.45	0.60	(7.52)	4.82
2014	13.17	13.17	537,355	7,075,601	4.44	0.60	0.60	(7.71)	(7.71)
2013	14.27	14.27	364,306	5,197,886	2.72	0.60	0.60	20.93	20.93
2012	11.80	11.80	301,709	3,559,744	3.21	0.60	0.60	16.28	16.28
2011	10.15	10.15	285,076	2,892,477	6.63	0.60	0.60	(18.31)	(18.31)

Fixed
2015	10.10	10.20	1,245,714	12,581,906	0.32	0.45	0.60	(0.30)	(0.21)
2014	10.13	10.13	1,175,977	11,910,540	0.23	0.60	0.60	(0.45)	(0.45)
2013	10.17	10.17	733,091	7,458,517	0.37	0.60	0.60	(0.34)	(0.34)
2012	10.21	10.21	365,486	3,731,299	0.36	0.60	0.60	0.24	0.24
2011	10.18	10.18	521,972	5,316,158	0.92	0.60	0.60	(0.15)	(0.15)

Large
2015	22.16	25.61	223,936	5,713,440	2.36	0.45	0.60	(3.98)	7.22
2014	26.67	26.67	177,711	4,739,439	1.94	0.60	0.60	8.43	8.43
2013	24.60	24.60	154,629	3,803,121	1.64	0.60	0.60	39.98	39.98
2012	17.57	17.57	112,949	1,984,569	2.18	0.60	0.60	21.21	21.21
2011	14.50	14.50	66,565	964,897	2.37	0.60	0.60	(4.00)	(4.00)

Targeted
2015	17.28	18.44	126,017	2,322,795	1.32	0.45	0.60	(5.79)	(3.67)
2014	19.57	19.57	128,858	2,522,235	0.86	0.60	0.60	3.09	3.09
2013	18.99	18.99	135,713	2,576,849	0.89	0.60	0.60	43.76	43.76
2012	13.21	13.21	105,065	1,387,646	1.51	0.60	0.60	19.39	19.39
2011	11.06	11.06	96,423	1,066,632	1.55	0.60	0.60	(5.12)	(5.12)

FS-85

6.	CHANGES IN UNITS OUTSTANDING

The change in units outstanding for the periods ended December 31, were as follows:

	2015	2014
Calvert:
Balanced
Units issued	122,467	53,074
Units redeemed	(251,664)	(90,429)
Net increase(decrease)	(129,197)	(37,355)

Mid Cap
Units issued	-	-
Units redeemed	(4,632)	(719)
Net increase(decrease)	(4,632)	(719)

Scudder:
Small Cap
Units issued	22,471	3,305
Units redeemed	(6,296)	(549)
Net increase(decrease)	16,175	2,756

Small Mid Value
Units issued	18,585	81,361
Units redeemed	(72,810)	(123,350)
Net increase(decrease)	(54,225)	(41,989)

Thematic
Units issued	70,017	90,149
Units redeemed	(68,202)	(99,274)
Net increase(decrease)	1,815	(9,125)

Growth
Units issued	10,013	4,485
Units redeemed	(5,735)	(6,460)
Net increase(decrease)	4,278	(1,975)

Fidelity:
Overseas IC
Units issued	93,887	79,706
Units redeemed	(80,822)	(111,617)
Net increase(decrease)	13,065	(31,911)

Inv. Grade Bond IC
Units issued	2,674,461	2,694,288
Units redeemed	(2,530,026)	(2,896,929)
Net increase(decrease)	144,435	(202,641)

FS-86

6.	CHANGES IN UNITS OUTSTANDING, continued

	2015	2014
Fidelity, continued:
Equity Income IC
Units issued	3,640	15,549
Units redeemed	(10,663)	(14,793)
Net increase(decrease)	(7,023)	756

Growth IC
Units issued	40,038	46,983
Units redeemed	(56,696)	(47,902)
Net increase(decrease)	(16,658)	(919)

High Income IC
Units issued	1,191,072	1,712,704
Units redeemed	(1,379,868)	(1,752,927)
Net increase(decrease)	(188,796)	(40,223)

High Income SC
Units issued	1,101	488
Units redeemed	(6,392)	(23,874)
Net increase(decrease)	(5,291)	(23,386)

Contrafund IC
Units issued	53,523	167,043
Units redeemed	(76,758)	(257,378)
Net increase(decrease)	(23,235)	(90,335)

Contrafund SC
Units issued	15,550	5,169
Units redeemed	(20,251)	(13,928)
Net increase(decrease)	(4,701)	(8,759)

Mid Cap IC
Units issued	29,947	31,270
Units redeemed	(37,761)	(52,741)
Net increase(decrease)	(7,814)	(21,471)

Mid Cap SC
Units issued	36	2,496
Units redeemed	(95)	(7,486)
Net increase(decrease)	(59)	(4,990)

FS-87

6.	CHANGES IN UNITS OUTSTANDING, continued

	2015	2014
Fidelity, continued:
Strategic
Units issued	1,411,909	1,279,106
Units redeemed	(1,369,854)	(1,209,676)
Net increase(decrease)	42,055	69,430

AIM:
Dividend
Units issued	34,621	2,129
Units redeemed	(9,630)	(10,788)
Net increase(decrease)	24,991	(8,659)

Health
Units issued	13,385	1,992
Units redeemed	(10,523)	(1,808)
Net increase(decrease)	2,862	184

Technology
Units issued	208	431
Units redeemed	(293)	(727)
Net increase(decrease)	(85)	(296)

Intl. Growth
Units issued	442,190	453,892
Units redeemed	(477,500)	(403,197)
Net increase(decrease)	(35,310)	50,695

Franchise
Units issued	523	1,737
Units redeemed	(1,010)	(5,331)
Net increase(decrease)	(487)	(3,594)

Janus:
Growth
Units issued	-	-
Units redeemed	(2)	(1)
Net increase(decrease)	(2)	(1)

Neuberger Berman:
Mid-Cap
Units issued	13,581	-
Units redeemed	(26)	-
Net increase(decrease)	13,555	-

FS-88

6.	CHANGES IN UNITS OUTSTANDING, continued

	2015	2014
Neuberger Berman, continued:
Bond
Units issued	-	51
Units redeemed	(15,379)	(1,542)
Net increase(decrease)	(15,379)	(1,491)

Partners
Units issued	8,472	22,667
Units redeemed	(33,428)	(22,104)
Net increase(decrease)	(24,956)	563

Regency
Units issued	15,706	18,375
Units redeemed	(24,978)	(9,272)
Net increase(decrease)	(9,272)	9,103

Rydex:
Nova
Units issued	604,187	1,095,504
Units redeemed	(665,342)	(1,147,839)
Net increase(decrease)	(61,155)	(52,335)

NASDAQ
Units issued	80,549	140,368
Units redeemed	(92,559)	(119,214)
Net increase(decrease)	(12,010)	21,154

Precious Metals
Units issued	489,872	293,656
Units redeemed	(457,690)	(262,973)
Net increase(decrease)	32,182	30,683

Inv. S&P 500
Units issued	1,162,791	442,207
Units redeemed	(437,493)	(509,643)
Net increase(decrease)	725,298	(67,436)

Gov. Long Bond
Units issued	24,877	64,767
Units redeemed	(29,909)	(58,033)
Net increase(decrease)	(5,032)	6,734

FS-89

6.	CHANGES IN UNITS OUTSTANDING, continued

	2015	2014
Rydex, continued:
Inverse NASDAQ
Units issued	50,420	79,490
Units redeemed	(47,215)	(85,758)
Net increase(decrease)	3,205	(6,268)

Inv. Long Bond
Units issued	17,832	31,614
Units redeemed	(32,252)	(51,510)
Net increase(decrease)	(14,420)	(19,896)

Russell
Units issued	21,445	24,385
Units redeemed	(18,012)	(24,539)
Net increase(decrease)	3,433	(154)

Sector Rotation
Units issued	38,289	14,056
Units redeemed	(18,705)	(34,136)
Net increase(decrease)	19,584	(20,080)

Third Avenue:
Value
Units issued	15,412	27,747
Units redeemed	(46,840)	(44,319)
Net increase(decrease)	(31,428)	(16,572)

Vanguard:
Money Market
Units issued	30,374,080	36,504,366
Units redeemed	(27,617,633)	(42,132,610)
Net increase(decrease)	2,756,447	(5,628,244)

Equity Index
Units issued	587,709	678,171
Units redeemed	(637,474)	(720,668)
Net increase(decrease)	(49,765)	(42,497)

Total Bond
Units issued	4,250,559	3,943,868
Units redeemed	(4,063,909)	(4,117,981)
Net increase(decrease)	186,650	(174,113)

FS-90

6.	CHANGES IN UNITS OUTSTANDING, continued

	2015	2014
Vanguard, continued:
REIT Index
Units issued	651,646	740,000
Units redeemed	(689,453)	(754,399)
Net increase(decrease)	(37,807)	(14,399)

Mid-Cap
Units acquired	525,709	617,916
Units disposed	(560,551)	(665,544)
Net increase(decrease)	(34,842)	(47,628)

Stock Market Index
Units acquired	77,160	70,617
Units disposed	(69,184)	(111,164)
Net increase(decrease)	7,976	(40,547)

Equity Income
Units acquired	169,211	171,323
Units disposed	(216,245)	(169,162)
Net increase(decrease)	(47,034)	2,161

Growth
Units acquired	175,091	112,868
Units disposed	(155,785)	(98,496)
Net increase(decrease)	19,306	14,372

High Yield Bond
Units acquired	219,763	246,391
Units disposed	(270,011)	(239,956)
Net increase(decrease)	(50,248)	6,435

Balanced
Units acquired	235,020	260,429
Units disposed	(267,689)	(254,049)
Net increase(decrease)	(32,669)	6,380

International
Units acquired	318,476	321,436
Units disposed	(428,734)	(344,329)
Net increase(decrease)	(110,258)	(22,893)

FS-91

6.	CHANGES IN UNITS OUTSTANDING, continued

	2015	2014
Vanguard, continued:
Diversified
Units acquired	1,043,166	1,070,304
Units disposed	(1,055,009)	(1,141,660)
Net increase(decrease)	(11,843)	(71,356)

Small Company Growth
Units acquired	245,284	273,369
Units disposed	(265,013)	(335,622)
Net increase(decrease)	(19,729)	(62,253)

Wells Fargo:
Discovery
Units acquired	4,470	2,318
Units disposed	(3,678)	(6,460)
Net increase(decrease)	792	(4,142)

Opportunity
Units acquired	553	1,166
Units disposed	(705)	(846)
Net increase(decrease)	(152)	320

ProFunds:
Bull
Units acquired	1,861	31,039
Units disposed	(2,779)	(32,113)
Net increase(decrease)	(918)	(1,074)

Europe
Units acquired	440	-
Units disposed	(954)	(34)
Net increase(decrease)	(514)	(34)

Mid-Cap
Units acquired	-	-
Units disposed	(18)	(55)
Net increase(decrease)	(18)	(55)

NASDAQ-100
Units acquired	359	32,832
Units disposed	(516)	(32,934)
Net increase(decrease)	(157)	(102)

FS-92

6.	CHANGES IN UNITS OUTSTANDING, continued

	2015	2014
Profunds, continued:
Small-Cap
Units acquired	1,290	12,692
Units disposed	(1,290)	(12,692)
Net increase(decrease)	-	-

Small-Cap Value
Units acquired	509	585
Units disposed	(528)	(32)
Net increase(decrease)	(19)	553

Classic Dow
Units acquired	709	35,839
Units disposed	(1,011)	(34,867)
Net increase(decrease)	(302)	972

Bear
Units acquired	91,728	99,733
Units disposed	(95,793)	(99,724)
Net increase(decrease)	(4,065)	9

Short NASDAQ
Units acquired	-	14,450
Units disposed	(3,036)	(14,450)
Net increase(decrease)	(3,036)	-

Short Small-Cap
Units acquired	7,835	26,444
Units disposed	(10,880)	(26,444)
Net increase(decrease)	(3,045)	-

Short Dow
Units acquired	5,447	22,480
Units disposed	(8,710)	(22,480)
Net increase(decrease)	(3,263)	-

UltraMid
Units acquired	1,627	7,406
Units disposed	(1,414)	(7,604)
Net increase(decrease)	213	(198)

FS-93

6.	CHANGES IN UNITS OUTSTANDING, continued

	2015	2014
Profunds, continued:
UltraOTC
Units acquired	2,098	7,401
Units disposed	(3,810)	(6,012)
Net increase(decrease)	(1,712)	1,389

UltraSmall
Units acquired	2,046	8,758
Units disposed	(2,318)	(8,880)
Net increase(decrease)	(272)	(122)

UltraBull
Units acquired	3,884	10,597
Units disposed	(6,753)	(8,459)
Net increase(decrease)	(2,869)	2,138

U.S. Gov. Plus
Units acquired	10,476	18,340
Units disposed	(9,856)	(18,433)
Net increase(decrease)	620	(93)

Opportunity
Units acquired	109,773	173,914
Units disposed	(122,013)	(172,045)
Net increase(decrease)	(12,240)	1,869

Oil & Gas
Units acquired	3,038	2,686
Units disposed	(3,261)	(3,254)
Net increase(decrease)	(223)	(568)

Precious Metals
Units acquired	24,410	15,172
Units disposed	(20,683)	(15,875)
Net increase(decrease)	3,727	(703)

Real Estate
Units acquired	299	4,355
Units disposed	(788)	(4,369)
Net increase(decrease)	(489)	(14)

FS-94

6.	CHANGES IN UNITS OUTSTANDING, continued

	2015	2014
Profunds, continued:
High Yield
Units acquired	-	1,147
Units disposed	(45)	(1,745)
Net increase(decrease)	(45)	(598)

Money Market
Units acquired	3,664,985	13,719,031
Units disposed	(3,594,120)	(14,437,247)
Net increase(decrease)	70,865	(718,216)

Pimco:
Commodity
Units acquired	118,381	95,160
Units disposed	(180,070)	(120,004)
Net increase(decrease)	(61,689)	(24,844)

Total Return
Units acquired	1,137,313	2,892,809
Units disposed	(1,604,156)	(3,515,899)
Net increase(decrease)	(466,843)	(623,090)

Low Duration
Units acquired	58,218	15,200
Units disposed	(7,314)	(52)
Net increase(decrease)	50,904	15,148

American Century:
Mid Cap
Units acquired	35,293	43,978
Units disposed	(50,196)	(39,027)
Net increase(decrease)	(14,903)	4,951

International
Units acquired	67,453	85,264
Units disposed	(84,555)	(103,879)
Net increase(decrease)	(17,102)	(18,615)

Franklin Templeton:
Global Inc.
Units acquired	870,414	671,730
Units disposed	(917,018)	(512,059)
Net increase(decrease)	(46,604)	159,671

FS-95

6.	CHANGES IN UNITS OUTSTANDING, continued

	2015	2014
MFS:
Utilities IC
Units acquired	12,262	44,741
Units disposed	(27,051)	(32,663)
Net increase(decrease)	(14,789)	12,078

Research
Units acquired	1,657,889	-
Units disposed	(1,200,996)	-
Net increase(decrease)	456,893	-

Summit:
Natural Res
Units acquired	387,311	327,632
Units disposed	(373,419)	(321,195)
Net increase(decrease)	13,892	6,437

Zenith
Units acquired	3,505	4,114
Units disposed	(4,576)	(4,223)
Net increase(decrease)	(1,071)	(109)

S&P 500
Units acquired	5,969	18,694
Units disposed	(7,245)	(8,820)
Net increase(decrease)	(1,276)	9,874

EAFE Intl.
Units acquired	6,021	6,294
Units disposed	(6,374)	(13,836)
Net increase(decrease)	(353)	(7,542)

S&P MidCap
Units acquired	1,126	8
Units disposed	(1,400)	(630)
Net increase(decrease)	(274)	(622)

Growth
Units acquired	214,252	424,623
Units disposed	(185,998)	(170,087)
Net increase(decrease)	28,254	254,536

FS-96

6.	CHANGES IN UNITS OUTSTANDING, continued

	2015	2014
Summit, continued:
Mod. Growth
Units acquired	38,107	146,348
Units disposed	(27,548)	(11,126)
Net increase(decrease)	10,559	135,222

Moderate
Units acquired	2,112,871	1,410,159
Units disposed	(2,040,194)	(880,238)
Net increase(decrease)	72,677	529,921

Russell Small Cap
Units acquired	192	1,136
Units disposed	(141)	(11)
Net increase(decrease)	51	1,125

T. Rowe:
Blue Chip
Units acquired	1,077,088	1,255,227
Units disposed	(1,107,619)	(1,363,050)
Net increase(decrease)	(30,531)	(107,823)

Morgan Stanley:
Emerging Markets
Units acquired	1,123,985	1,057,408
Units disposed	(1,141,150)	(913,995)
Net increase(decrease)	(17,165)	143,413

DFA:
Bond
Units acquired	311,883	239,048
Units disposed	(255,803)	(174,811)
Net increase(decrease)	56,080	64,237

Small
Units acquired	91,767	104,668
Units disposed	(94,299)	(84,265)
Net increase(decrease)	(2,532)	20,403

Value
Units acquired	1,539,365	1,296,259
Units disposed	(1,455,996)	(1,123,210)
Net increase(decrease)	83,369	173,049

FS-97

6.	CHANGES IN UNITS OUTSTANDING, continued

	2015	2014
DFA, continued:
Fixed
Units acquired	1,725,724	1,240,728
Units disposed	(1,655,987)	(797,842)
Net increase(decrease)	69,737	442,886

Large
Units acquired	120,819	132,414
Units disposed	(74,594)	(109,332)
Net increase(decrease)	46,225	23,082

Targeted
Units acquired	89,380	102,396
Units disposed	(92,221)	(109,251)
Net increase(decrease)	(2,841)	(6,855)

FS-98

INDEPENDENT AUDITORS' REPORT

To the Board of Directors

Ameritas Life Insurance Corp.

Lincoln, Nebraska

We have audited the accompanying statutory basis financial statements of Ameritas Life Insurance Corp. (the "Company"), a wholly-owned subsidiary of Ameritas Holding Company, which is a wholly-owned subsidiary of Ameritas Mutual Holding Company, which comprise the balance sheets – statutory basis as of December 31, 2015 and 2014, and the related summary of operations and changes in capital and surplus – statutory basis and statements of cash flows – statutory basis for each of the three years in the period ended December 31, 2015 and the related notes to the statutory basis financial statements.

Management’s Responsibility for the Statutory Basis Financial Statements

Management is responsible for the preparation and fair presentation of these statutory basis financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these statutory basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory basis financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the statutory basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company’s preparation and fair presentation of the statutory basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory basis financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory basis financial statements, the statutory basis financial statements are prepared by Ameritas Life Insurance Corp. using the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Insurance Department of the State of Nebraska.

The effects on the statutory basis financial statements of the variances between the statutory basis of accounting described in Note 1 to the statutory basis financial statements and accounting principles generally accepted in the United States of America are described in Note 20 to the statutory basis financial statements.

1

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America paragraph, the statutory basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of Ameritas Life Insurance Corp. as of December 31, 2015 and 2014, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2015.

Opinion on Statutory Basis of Accounting

In our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of Ameritas Life Insurance Corp. as of December 31, 2015 and 2014, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2015 in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska as described in Note 1 to the statutory basis financial statements.

/s/ Deloitte & Touche LLP

Omaha, Nebraska

March 22, 2016

2

AMERITAS LIFE INSURANCE CORP.
Balance Sheets - Statutory Basis
(in thousands, except shares)

	December 31
ADMITTED ASSETS	2015	2014
Bonds	$8,294,037	$6,970,047
Preferred stocks	8,402	1,815
Common stocks	561,439	569,575
Mortgage loans	1,458,519	1,402,651
Real estate:
Properties occupied by the company	42,817	39,937
Properties held for the production of income	5,733	23,918
Properties held for sale	12,663	8,993
Cash, cash equivalents, and short-term investments	238,676	158,315
Loans on insurance contracts	520,163	339,893
Other investments	257,089	224,496
Total Cash and Invested Assets	11,399,538	9,739,640

Investment income due and accrued	103,072	79,876
Deferred and uncollected premiums	96,755	87,389
Net deferred income tax asset	100,335	84,805
Funds held under coinsurance - affiliate	44,918	45,445
Other admitted assets	125,559	104,854
Separate account assets	6,278,575	6,679,996
Total Admitted Assets	$18,148,752	$16,822,005

LIABILITIES, CAPITAL AND SURPLUS
Reserves for life, accident and health policies	$8,829,794	$7,341,702
Deposit-type funds	857,978	672,362
Reserves for unpaid claims	80,820	70,571
Dividends payable to policyholders	42,669	24,391
Interest maintenance reserve	89,674	29,536
Accrued commissions, expenses and insurance taxes	82,724	80,875
Accrued separate account transfers	(61,394)	(73,224)
Federal income taxes payable	44,864	674
Asset valuation reserve	153,917	150,223
Liabilities for employee benefits	81,675	85,651
Other liabilities	155,929	135,790
Separate account liabilities	6,278,575	6,679,996
Total Liabilities	16,637,225	15,198,547

Common stock, par value $0.10 per share; 25,000,000 shares authorized,
issued and outstanding	2,500	2,500
Additional paid in capital	457,438	457,438
Surplus notes	49,906	49,897
Special surplus - Affordable Care Act fee assessment	10,300	10,900
Unassigned surplus	991,383	1,102,723
Total Capital and Surplus	1,511,527	1,623,458
Total Liabilities, Capital and Surplus	$18,148,752	$16,822,005

The accompanying notes are an integral part of these statutory basis financial statements.

3

AMERITAS LIFE INSURANCE CORP.
Summary of Operations and Changes in Capital and Surplus - Statutory Basis
(in thousands)

	Years Ended December 31
	2015	2014	2013
Premiums and Other Revenue
Premium income, net	$3,360,915	$2,121,191	$1,867,227
Net investment income	437,296	461,747	415,433
Commissions and expense allowances on reinsurance ceded	21,486	23,156	21,893
Modco reinsurance adjustment – affiliate	(20,347)	(19,210)	159,136
Income from fees associated with separate accounts	52,491	53,746	52,373
Miscellaneous income	24,977	24,921	24,070
Total Premiums and Other Revenue	3,876,818	2,665,551	2,540,132

Expenses
Benefits to policyholders	2,018,818	2,023,112	2,016,023
Change in reserves for life, accident and health policies	1,488,092	249,425	184,434
Commissions	174,485	124,845	122,106
General insurance expenses	336,958	326,005	327,773
Taxes, licenses and fees	48,343	43,171	34,107
Net transfers from separate accounts	(277,902)	(241,771)	(255,386)
Total Expenses	3,788,794	2,524,787	2,429,057

Gain from Operations before Dividends, Federal Income Tax
Expense (Benefit) and Net Realized Capital Gains	88,024	140,764	111,075
Dividends to policyholders	43,133	24,455	25,340
Gain from Operations before Federal Income Tax
Expense (Benefit) and Net Realized Capital Gains	44,891	116,309	85,735
Federal income tax expense (benefit)	64,343	(8,992)	(34,118)
Gain (Loss) from Operations before Net Realized Capital Gains	(19,452)	125,301	119,853
Net realized capital gains, net of taxes	9,954	4,542	71,722
Net Income (Loss)	(9,498)	129,843	191,575

Surplus notes
Surplus notes amortization	9	9	8
Unassigned surplus
Change in unrealized gains/losses, net of tax	(65,136)	10,321	(12,177)
Change in net deferred income taxes	46,225	(23,845)	(80,077)
Change in non-admitted assets	(61,411)	10,183	127,520
Change in asset valuation reserve	(3,694)	(17,841)	(12,201)
Change in liability for reinsurance in unauthorized companies	-	-	22
Change in minimum pension liability, net of tax	-	-	9,242
Change in unrecognized actuarial losses on pension, net of tax	1,572	(3,117)	(9,186)
Term coinsurance agreement and emerging profits	-	(3,856)	(182)
Correction of errors (Note 1)	-	(10,931)	9,740
Dividends paid to common stockholder	(20,000)	(20,000)	(20,000)
Other	2	1	(2)
Net Change in Capital and Surplus	(111,931)	70,767	204,282

Capital and Surplus at the Beginning of the Year	1,623,458	1,552,691	1,348,409
Capital and Surplus at the End of Year	$1,511,527	$1,623,458	$1,552,691

The accompanying notes are an integral part of these statutory basis financial statements.

4

AMERITAS LIFE INSURANCE CORP.
Statements of Cash Flows – Statutory Basis
(in thousands)

	Years Ended December 31
	2015	2014	2013
OPERATING ACTIVITIES
Premium collected net of reinsurance	$2,192,074	$2,105,689	$2,056,951
Net investment income received	420,253	452,060	397,582
Miscellaneous income	98,163	99,136	104,118
Benefits paid to policyholders	(1,993,897)	(1,975,009)	(2,001,499)
Net transfers from separate accounts	289,731	242,433	264,954
Commissions, expenses and taxes paid	(527,085)	(526,691)	(503,750)
Dividends paid to policyholders	(24,178)	(24,967)	(25,931)
Federal income taxes received (paid)	(51,565)	(6,023)	31,657
Net Cash from Operating Activities	403,496	366,628	324,082

INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid	1,508,881	1,119,004	1,275,408
Cost of investments acquired	(1,895,155)	(1,581,202)	(1,563,898)
Net change in loans on insurance contracts	(15,612)	(25,503)	(7,395)
Net Cash from Investing Activities	(401,886)	(487,701)	(295,885)

FINANCING AND MISCELLANEOUS ACTIVITIES
Borrowed money	1,261	(172)	(28,000)
Change in deposit-type funds	96,494	129,088	41,958
Dividends to common stockholder	(20,000)	(20,000)	(20,000)
Other miscellaneous, net	996	(6,146)	3,992
Net Cash from Financing and Miscellaneous Activities	78,751	102,770	(2,050)

Net Change in Cash, Cash Equivalents and Short-Term Investments	80,361	(18,303)	26,147

Cash, Cash Equivalents and Short-Term Investments
– Beginning of Year	158,315	176,618	150,471

Cash, Cash Equivalents and Short-Term Investments
– End of Year	$238,676	$158,315	$176,618

The accompanying notes are an integral part of these statutory basis financial statements.

5

AMERITAS LIFE INSURANCE CORP.
Statements of Cash Flows – Statutory Basis
(in thousands)

	Years Ended December 31
	2015	2014	2013
Non-cash transactions from operating, investing
and financing activities:
Conversion of mortgage loans to real estate	$2,587	$847	$8,686
Capitalized deferred interest and other	93	276	-
Conversion of other investment to real estate – affiliate (Note 5)	4,970	-	-
Recognized commitments for low income housing
investments (Note 3)	37,009	-	-
Initial bonds acquired due to coinsurance (Note 14)	1,044,000	-	-
Initial policy loans acquired due to coinsurance (Note 14)	165,295	-	-
Initial liability for deposit-type contracts due to		-	-
coinsurance (Note 14)	(90,179)	-	-
Initial investment income accrued due to coinsurance (Note 14)	12,476	-	-
Mortgage loans acquired as distribution – affiliate (Note 5)	-	-	13,382
Real estate acquired through dividend distribution from affiliate	-	-	1,286
Bonds transferred due to assumption reinsurance
– affiliate (Note 5)	-	-	651,026
Mortgage loans transferred due to assumption
reinsurance – affiliate (Note 5)	-	-	103,559
Bonds transferred due to coinsurance – affiliate (Note 5)	-	-	76,201
Policy loans transferred due to assumption reinsurance
– affiliate (Note 5)	-	-	17,410
Mortgage loans transferred due to coinsurance – affiliate (Note 5)	-	-	10,831
Policy loans transferred due to coinsurance – affiliate (Note 5)	-	-	7,046
Policy loans from funds withheld reinsurance – affiliate (Note 5)	-	-	(6,125)

The accompanying notes are an integral part of these statutory basis financial statements.

6

Ameritas Life Insurance Corp.

Notes to Financial Statements – Statutory Basis

For the Years Ended December 31, 2015, 2014 and 2013

(in thousands)

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations

Ameritas Life Insurance Corp. (the Company or Ameritas Life), a stock life insurance company domiciled in the state of Nebraska, is a wholly owned subsidiary of Ameritas Holding Company (AHC), which is a wholly owned subsidiary of Ameritas Mutual Holding Company (AMHC). AMHC is a mutual insurance holding company. Owners of designated policies issued by the Company have membership interest in AMHC, while contractual rights remain with the Company. AHC also wholly owns Ameritas Investment Partners, Inc (AIP), an advisor providing investment management services to the Company.

Prior to July 1, 2014, the Company wholly owned Acacia Life Insurance Company (Acacia), a District of Columbia domiciled life insurance subsidiary, and The Union Central Life Insurance Company (Union Central), a Nebraska domiciled life insurance subsidiary. On July 1, 2014 the Company, Acacia, and Union Central merged with Ameritas Life as the surviving company (the Merger), see Note 2. The Company wholly owns Ameritas Life Insurance Corp. of New York (Ameritas-NY), a New York domiciled life insurance subsidiary, Calvert Investments, Inc. (Calvert), a provider of investment advisory, management and administrative services to the Calvert Group of mutual funds, Ameritas Investment Corp. (AIC), a broker dealer and Griffin Realty, LLC (Griffin), a real estate investment company. On December 30, 2015 the Company formed Milford Realty, LLC (Milford), a limited liability company with a single real estate property.

The Company has established three Closed Blocks of policies: on October 1, 1998, on July 1, 2005, and on July 1, 2007, (collectively, the Closed Blocks). The Company formed these closed blocks of policies, under arrangements approved by the Insurance Departments of the State of Nebraska, Ohio or the District of Columbia, as appropriate, to provide for dividends on policies that were in force on each respective effective date and which were within the classes of individual policies, for which the Company had a dividend scale in effect at those dates. The Closed Blocks were designed to give reasonable assurance to owners of affected policies that the assets will be available to support such policies, including maintaining dividend scales in effect at the effective dates, if the experience underlying such scales continues. The assets, including income thereon, will accrue solely to the benefit of the owners of policies included in each block until the respective block is no longer in effect.

The Company’s insurance operations consist of life and health insurance, annuity, group pension, and retirement contracts. The Company operates in 49 states and the District of Columbia.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska (the Department).

Accounting practices and procedures of the National Association of Insurance Commissioners (NAIC) as prescribed or permitted by the Department comprise a comprehensive basis of accounting (NAIC SAP) other than accounting principles generally accepted in the United States of America (GAAP).

The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein. Material estimates susceptible to significant change include reserves, income taxes, investment values, and other-than-temporary impairments (OTTI).

7

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Current NAIC SAP practices vary from GAAP. The more significant variances between NAIC SAP and GAAP are as follows:

Investments

Under NAIC SAP, investments in bonds are reported at the lower of amortized cost or fair value based on their NAIC rating, and any adjustments to fair value are reported directly in surplus. Changes in the value of bonds up to amortized cost that are assigned a rating of 6 by the NAIC are reported directly in surplus. Under GAAP, bonds are carried either at amortized cost or fair value based on their classifications. Under GAAP, bonds designated at purchase as held-to-maturity based on the Company’s intent and ability to hold to maturity would be carried at amortized cost. Bonds designated as available-for-sale would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income. Bonds designated as trading would be carried at fair value with net unrealized holding gains and losses reported in income.

Under NAIC SAP, for bonds other than loan-backed and structured securities, if the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. Under GAAP, if the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted estimated future cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

Under NAIC SAP, all loan-backed and structured securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective method, applied consistently by asset class. If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. Under GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis must be written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted estimated future cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

Investments in unaffiliated common stocks are carried at fair value. Changes in the value of common stocks are reported as a change in net unrealized gains or losses on investments, a component of unassigned surplus. Under GAAP, investments in unaffiliated common stocks are designated as available-for-sale or trading and carried at fair value with net unrealized gains and losses reported in other comprehensive income if designated as available-for-sale and reported in income if designated as trading.

Subsidiaries are included as common stocks carried under the equity method, with the equity in net income (loss) of subsidiaries credited directly to the Company’s unassigned surplus for NAIC SAP, while GAAP requires either consolidation or the equity interest in net income of subsidiaries to be credited to the income statement.

Investments in preferred stocks are carried at cost if the NAIC designation is RP3 and P3 or above. Preferred stocks with NAIC designations of RP4 and P4 or below are carried at the lower of cost or fair value. Under GAAP, preferred stocks would be designated at purchase as available-for-sale; under this designation preferred stocks would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income.

Under NAIC SAP, real estate owned and occupied by the Company is included in invested assets, and net investment income and operating expenses includes self-charged rent for the Company’s occupancy of this property. Under GAAP, this property would be classified as an operating asset, and there would be no self-charged rent or expenses.

8

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Investments in limited partnerships, limited liability companies, and joint venture investments are accounted for on the GAAP equity method for NAIC SAP, while under GAAP, such investments are accounted for at cost or the equity method depending upon ownership percentage and control unless consolidation is required under variable interest entity guidance.

Under NAIC SAP, investments in low income housing tax credits are carried under amortized cost method. Under GAAP, such investments are accounted for under the equity method or the proportional amortization method, depending upon the characteristics of such investments.

Under NAIC SAP, valuation allowances are established through the asset valuation reserve (AVR) for mortgage loans based on factors applied to different categories of loans based on payment history and type of underlying real estate. Under GAAP, valuation allowances would be established through a charge to realized loss as losses are estimated to have occurred. Loan losses are charged against the allowance when management believes the uncollectibility of the loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance.

Under NAIC SAP, using a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds, attributable to changes in the general level of interest rates. Those deferrals are amortized over the remaining period to maturity based on groupings (in five-year bands) of individual securities sold. The net deferral is reported in the interest maintenance reserve (IMR) in the accompanying Balance Sheets – Statutory Basis. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under NAIC SAP, an AVR is determined based on holdings of all investments by a NAIC prescribed formula and is reported as a liability. An AVR is not recorded under GAAP. Under GAAP, realized capital gains and losses would be reported in the statement of income on a pre-tax basis in the period the asset giving rise to the gain or loss is sold.

Under NAIC SAP, derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability and embedded derivatives are not accounted for separately from the host contract. Also, the change in fair value of open derivative instruments that do not meet the criteria of an effective hedge is recorded as an unrealized gain or loss in surplus. Under GAAP, all derivatives are reported on the balance sheets at fair value and the effective and ineffective portions of a single hedge are accounted for separately. Changes in fair value of derivatives, to the extent they are effective at offsetting hedged risk are recorded through either income or equity, depending on the nature of the hedge. The ineffective portion of all changes in fair value is recorded in income. An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risks of the host contract is accounted for separately from the host contract and reported at fair value.

Policy Acquisition Costs

Under NAIC SAP, the costs of acquiring and renewing business are expensed when incurred. As such, during periods of high sales, statutory earnings will be depressed due to the lack of expense deferrals. Under GAAP, acquisition costs related to traditional term life insurance and certain long duration accident and health, to the extent associated with successful sales and recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For traditional whole life insurance, universal life insurance and investment products, to the extent associated with successful sales and recoverable from future gross profits, deferred policy acquisition costs would be amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Unearned Revenue

Under NAIC SAP, amounts assessed to policyholders that represent revenue for services to be provided in future periods are reported as revenue when received. Under GAAP, such charges would be reported as a liability and amortized into revenue using the same assumptions and factors as are used to amortize deferred policy acquisition costs.

Non-admitted Assets

Under NAIC SAP, certain assets designated as non-admitted are excluded from the accompanying Balance Sheets – Statutory Basis and are charged directly to unassigned surplus. Under GAAP, these assets would be included in the balance sheets, net of any valuation allowance.

9

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Universal Life and Annuity Policies

Under NAIC SAP, revenues consist of the entire premium received and benefits represent the death benefits paid and the change in policy reserves. Under GAAP, revenues are comprised of contract charges and fees which are recognized when assessed against the policyholder account balance. Additionally, premium receipts are considered deposits and are recorded as interest-bearing liabilities while interest credited to account values and benefits in excess of the policyholder account balance are recognized as expenses.

Reserves for Life, Accident and Health Policies

Under NAIC SAP, certain policy reserves are calculated based on mortality and interest assumptions prescribed or permitted by state statutes, without consideration of withdrawals. NAIC SAP policy reserves generally differ from policy reserves under GAAP, which are based on the Company's best estimates of mortality, interest and withdrawals.

Policyholder Dividends

Under NAIC SAP, policyholder dividends are recognized when declared. Under GAAP, policyholder dividends would be for dividends that have accrued as of the financial statement date.

Reinsurance

Under NAIC SAP, reinsurance agreements must transfer risk from the ceding company to the reinsurer in order to receive the reinsurance accounting treatment. If the terms of the agreement violate the risk transfer criteria, i.e., limits or diminishes the transfer of risk by the ceding company to the reinsurer, the agreement shall be accounted for as deposit accounting. In addition, any contractual feature that delays timely reimbursement violates the conditions of reinsurance accounting. Under NAIC SAP, a reinsurance treaty covering contracts that does transfer all of the significant risk inherent in the business being reinsured (e.g., lapse, credit quality, reinvestment or disintermediation risk) qualifies for reinsurance accounting. Under NAIC SAP, reserves and unpaid claim liabilities ceded to reinsurers have been reported as reductions to the related reserves. To qualify for risk transfer and, therefore, be accounted for as reinsurance under GAAP, an evaluation must be made to determine whether the contract indemnifies against insurance risk, specifically mortality or morbidity risk. Even if mortality and morbidity risk is present in the contract, to qualify for transfer of risk under GAAP, there must also be a reasonable possibility that the reinsurer may realize significant loss from assuming the mortality or morbidity risk. If risk transfer requirements are not met, the reinsurance agreement is considered a financing arrangement and deposit accounting is required. Under deposit accounting, assets received by the assuming entity are offset in the balance sheet by recording a liability. The initial obligation is based on the consideration paid or received less any explicitly identified premiums or fees to be retained by the insurer or reinsurer. Deposit assets and liabilities are reported on a gross basis, unless the right of offset exists. There is no initial impact on the income statement from the recording of the transaction under deposit accounting. Under GAAP, reinsurance recoverables are recorded as an asset.

Under NAIC SAP, a liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers unauthorized by license to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, no such amounts are recorded and an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Under NAIC SAP, commission allowances by reinsurers on business ceded are reported as other revenue when received. Under GAAP, these expenses would be deferred and amortized with deferred policy acquisition costs to the extent they qualify for the deferral otherwise non-deferred amounts are netted against expenses.

Employee Benefits

Under NAIC SAP, the difference between the plan’s assets and the benefit obligation is reflected as an asset or liability, with an offset to unassigned surplus. The prepaid asset that results from an excess of the fair value of plan assets over the pension obligation is recorded as a non-admitted asset. Actuarial gains and losses and prior service costs are recorded as a component of unassigned surplus, net of tax. Under GAAP, the difference between the plan’s assets and the benefit obligation is reflected as an asset or liability, with an offset to other comprehensive income. In addition, actuarial gains and losses and prior service costs are recorded as a component of other comprehensive income, net of tax.

10

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Federal Income Taxes

NAIC SAP requires an amount be recorded for deferred taxes, however, there are limitations as to the amount of deferred tax assets that may be reported as admitted assets and a federal income tax provision is required on a current basis for the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. Under NAIC SAP, deferred taxes are recorded in surplus. Under GAAP, tax expense includes both current and deferred taxes. Both NAIC SAP and GAAP require a valuation allowance to reduce deferred tax assets to the amount which is more likely than not to be realized. Under NAIC SAP, both the valuation allowance determination and admission calculation are made based on a separate company basis.

Surplus Notes

Surplus notes are reported as surplus under NAIC SAP, and would be reported as a liability under GAAP. Under NAIC SAP, interest cannot be accrued until written approval has been received from the Department. Under GAAP, interest would be accrued when incurred.

Cash, Cash Equivalents and Short-Term Investments

Under NAIC SAP, cash, cash equivalents and short-term investments represent cash balances and investments with remaining maturities when purchased of one year or less. Under GAAP, cash and cash equivalents include investments with remaining maturities when purchased of three months or less. Under GAAP, short-term investments are reported as a component of fixed maturity or equity investment balances.

Comprehensive Income

Comprehensive income and its components are not presented under NAIC SAP.

Goodwill

Under NAIC SAP, the amount of goodwill recorded as an admitted asset is subject to limitation and is amortized into earnings over a period not to exceed 10 years. Goodwill under GAAP is not amortized into earnings and annually analyzed for impairment which would be reported as a recognized loss into earnings.

Significant statutory accounting practices are as follows:

Investments

Investments are stated at amounts prescribed by the NAIC which are as follows: bonds not backed by other loans are stated at amortized cost and loan-backed bonds and structured securities are stated at amortized cost using the interest method including anticipated prepayments at the date of purchase. Significant changes in estimated cash flows from the original purchase assumptions are reviewed monthly. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker dealer survey values or internal estimates based on characteristics of similar products, consistent with the current interest rate and economic environment. The retrospective adjustment method is used to value all loan-backed and structured securities and non-agency structured securities of high credit quality. The prospective method is used to value structured securities with significant changes in cash flow, or of lower credit quality. All bonds with a NAIC designation of 6 are stated at the lower of amortized cost or fair value.

Investments in preferred stocks are carried at cost if the NAIC designation is RP3 or P3 and above. Preferred stocks with NAIC designations of RP4 or P4 and below are carried at the lower of cost or fair value.

Common stocks, including mutual funds, are generally reported at fair value. Investments in stocks of insurance subsidiaries are carried at audited statutory equity and non-insurance subsidiaries and affiliates in which the Company has an interest of 10% or more are carried equal to the Company’s proportionate share of the audited GAAP-basis equity after the date of acquisition. The Federal Home Loan Bank (FHLB) common stock is carried at cost. The change in the carrying value is generally recorded as a change in unrealized gains (losses) on investments, a component of unassigned surplus. The value of affiliated subsidiaries was $147,850 and $160,967 and the value of affiliated mutual funds was $1,566 and $1,672 at December 31, 2015 and 2014, respectively.

Mortgage loans are stated at the unpaid principal balance less unamortized discounts or plus unamortized premiums. The Company records a reserve for losses on mortgage loans as part of the AVR and written down if impaired.

11

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Real estate occupied by the Company and held for the production of income is reported at depreciated cost. Real estate held for sale is reported at the lower of amortized cost or fair value. Depreciation expense is determined by the straight-line method. Real estate owned and occupied by the Company is included in investments, and investment income and operating expenses include rent for the Company’s occupancy of its owned properties. The single real estate property held within Milford is classified in the Balance Sheets – Statutory Basis as real estate held for sale and its recorded carrying amount was $4,970 and $0 at December 31, 2015 and 2014, respectively. Other-than-temporary impairments on real estate of $401, $281, and $438 were recorded as realized losses during 2015, 2014 and 2013 respectively.

In 2015, the Company financed a ten year, 4% interest rate non-recourse loan of $15,500 on a real estate property with scheduled maturities of $381, $396, $412, $428 and $444 as of December 31, 2016, 2017, 2018, 2019 and 2020, respectively. The Company recorded an encumbrance on this real estate property up to its carrying value with remaining amount classified as borrowings, is included in other liabilities in the Balance Sheets - Statutory Basis. At December 31, 2015 the amount of borrowing over the carrying value of real estate property was $1,212.

Cash and cash equivalents consist of cash-in-bank, cash-in-transit, and all highly liquid securities with remaining maturity when purchased of three months or less. Short-term investments presented in the Balance Sheets – Statutory Basis consist of all investments that have a maturity date of one year or less at the date acquired and are stated at amortized cost, which approximates fair value.

Loans on insurance contracts are stated at the aggregate unpaid principal balance. The excess of the unpaid balance of the loan over the cash surrender value is considered a non-admitted asset.

The carrying amount of limited partnerships, limited liability companies, and joint ventures reflects the underlying GAAP equity of these investments. Income from these investments is recognized when distributed. Unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus. These investments are recorded in other investments in the Balance Sheets – Statutory Basis. The recorded carrying amount of Griffin was $5,315 and $23,063 at December 31, 2015 and 2014, respectively. Starting in 2015, Griffin did not have a GAAP audit performed so the Company non-admits this asset. Other investments also include, but are not limited to, collateral loans, unsecured loans, and low-income housing tax credits carried under the amortized cost method. Other-than-temporary impairments for other investments of $1,782, $2,268 and $1,092 were recorded as realized losses during 2015, 2014 and 2013, respectively. The Company has no investments in joint ventures, partnerships, or limited liability companies that exceeds 10% of its admitted assets.

The Company purchased and sold futures contracts to hedge against principal losses on variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. Futures contracts are a standardized contractual agreement to buy or sell a particular financial instrument at a predetermined price in the future. The gains and losses of futures contracts are derived from the daily movement of the underlying market. These gains and losses are settled in cash through a daily variation margin. The Company also sells futures contracts on certain equity indices with expiration dates of less than 6 months as well as buys and sells futures contracts on certain Treasury notes and bonds, ranging in maturities between 1 and 30 years, with expiration dates of less than 6 months. The Company purchases and sells futures contracts to hedge volatility risk with expiration dates of less than 6 months. The Company does not receive cash on the initial purchase or sale of the futures contracts, but will receive or pay cash daily based on the movement of the underlying index or Treasury notes. The notional amount of the futures contracts at December 31, 2015 and 2014 was $1,050 and $3,820, respectively.

The Company is required to post collateral to the brokering bank for futures. To comply with this requirement, the Company usually posts short-term Treasury bills with the bank. The bank acts as an intermediary to the futures transactions and takes initial margins from both parties to limit the counterparty risk. The collateral (Treasury bills) is recorded in bonds on the Balance Sheets – Statutory Basis as an asset by the Company. The book/adjusted carrying value of the collateral recorded at December 31, 2015 and 2014 was $14,992 and $16,996, respectively.

Since futures contracts are not considered an effective hedge, the total variation margin on open contracts is reflected in change in unrealized capital gains (losses) in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis and totaled $(7,393), $10,807 and $(586) for the years ended December 31, 2015, 2014 and 2013, respectively. The total variation margin on closed futures contracts is reflected in net investment income in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis and totaled $(8,909), $23,431 and $(50,315) for the years ended December 31, 2015, 2014 and 2013, respectively.

12

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Starting in 2015, the Company purchases and sells interest rate swaps to hedge against principal losses on variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. An interest rate swap is an agreement between two parties to exchange a stream of future cash flows based on a notional (principal) amount over a specified period of time. The company trades “plain vanilla” interest rate swaps where a fixed payment is exchanged for a floating payment where the floating payment is based on three-month LIBOR. The Company does not receive cash on the initial purchase or sale of an interest rates swap, but will receive or pay cash daily based on the change in value of the position. The notional amount of the interest rate swaps at December 31, 2015 was $415,000.

The Company is required to post collateral to the brokering bank for swaps. To comply with this requirement, the Company usually posts short-term Treasury bills with the bank. The bank acts as an intermediary to the swaps transactions and takes initial margins from both parties to limit the counterparty risk. The collateral (Treasury bills) is recorded in bonds on the Balance Sheets – Statutory Basis as an asset by the Company. The book/adjusted carrying value of the collateral recorded at December 31, 2015 was $19,976.

Since interest rate swaps are not considered an effective hedge, the total variation margin on open swaps is reflected in unrealized capital gains (losses) in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis and totaled $(311) for the year ended December 31, 2015. The total variation margin on closed interest rate swaps is reflected in net investment income in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis and totaled $11,528 for the year ended December 31, 2015.

The Company purchases and sells call options (Index call options) to hedge insurance contracts whose credited interest is linked to returns in Standard & Poor's 500 Stock Index (Index) based on a formula which applies participation rates to the returns in the Index. Call options are contracts, which give the option purchaser the right, but not the obligation, to buy securities at a specified price during a specified period. The Index call options expire monthly until December 1, 2016. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Index call options give the Company the right to receive cash at settlement if the closing Index value is above the strike price, while the written Index call options require the Company to pay cash at settlement if the closing Index value is above the strike price. The Company sells Index call options to effectively offset the proceeds the Company would receive on its purchased Index call options that represent a return above the amount that would be credited to insurance contracts electing a capped return in the Index. These proceeds do not result in income to the Company because the hedged insurance contracts would be credited interest for an equivalent amount.

The Company purchases and sells Exchange traded index call options (Exchange traded index call options) based on multiple equity indices to hedge equity index annuity contracts and universal life contracts. The Company has purchased and written Exchange traded index call options that expire through December 16, 2016. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Exchange traded index call options give the Company the right to receive cash at settlement if the closing index value is above the strike price, while the written Exchange traded index call options require the Company to pay cash at settlement if the closing index value is above the strike price. If the closing index value is below the strike price, the Exchange traded index call options expire without value.

The Company purchases and sells Exchange traded put options (Equity put options) based on multiple equity indices to hedge variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. Put options are contracts, which give the option purchaser the right, but not the obligation, to sell securities at a specified price during a specified period. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Equity put options give the Company the right to receive cash at settlement if the closing index value is below the strike price, while the written Equity put options require the Company to pay cash at settlement if the closing index value is below the strike price. If the closing index value is above the strike price, the Equity put options expire without value. The Company has no outstanding purchased and written Equity put options as of December 31, 2015.

The Company is exposed to credit-related losses in the event of nonperformance by counter-parties to the options. To minimize this risk, the Company only enters into private contracts with counter-parties having Standard & Poor's credit ratings of AA- or above or listed contracts guaranteed by the Chicago Board Options Exchange. The Company is required to post collateral to the brokering bank for options. To comply with this requirement, the Company usually posts short-term Treasury bills with the bank. The collateral (Treasury bills) is recorded in bonds on the Balance Sheets – Statutory Basis as an asset by the Company. The book/adjusted carrying value of the collateral recorded at December 31, 2015 and 2014 was $4,996 and $9,999, respectively. The notional amount of the options at December 31, 2015 and 2014 was $32,281 and $26,152, respectively.

13

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The options are carried at their fair value and reflected in other investments and other liabilities in the Balance Sheets – Statutory Basis. Changes in the fair value of expired options are reflected in net investment income and changes in the fair value of open options are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. The total gain (loss) from expired options of $3,516, $17,610 and $7,740 was recorded in net investment income for the years ended December 31, 2015, 2014 and 2013, respectively. Changes in the fair value of open options that do not meet the requirements of an effective hedge are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis and totaled $(13,623), $(2,791), and $13,089 for the years ended December 31, 2015, 2014, and 2013, respectively.

Investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Interest income on loan-backed and structured securities is determined on the effective yield method based on estimated principal repayments. Accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis and recorded in operations.

Accrued interest more than 180 days past due deemed collectible on mortgage loans in default is non-admitted. All other investment income due and accrued, excluding loans on insurance contracts, with amounts over 90 days past due is non-admitted. The amount excluded from unassigned surplus was $0 at December 31, 2015, 2014 and 2013.

If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. For bond investments other than loan-backed and structured securities, if the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. For loan-backed and structured security investments, if the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. All write downs are recorded as a realized loss. For unaffiliated common stocks and other investments carried at fair value, unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus.

Non-Admitted Assets

In accordance with NAIC SAP, certain assets, designated as non-admitted assets, are excluded from the Balance Sheets – Statutory Basis and are charged directly to surplus. Non-admitted assets consist primarily of a portion of deferred income tax assets, advances to agents, furniture and equipment, application software, other investment income that is over 90 days past due and other assets not specifically identified as an admitted asset within NAIC SAP. Total non-admitted assets were $172,906 and $111,495 at December 31, 2015 and 2014, respectively.

Furniture and Equipment

Electronic data processing (EDP) equipment at cost of $15,192 and $16,412, operating software at cost of $3,123 and $2,835, and non-operating software at cost of $71,271 and $65,757 are carried at cost less accumulated depreciation at December 31, 2015 and 2014, respectively. The admitted value of the Company’s EDP and operating and non-operating software is limited to three percent of capital and surplus. The admitted portion at cost, net of accumulated depreciation of $66,812 and $62,212 was $3,193 and $2,685, respectively and is recorded in other admitted assets in the Balance Sheets – Statutory Basis at December 31, 2015 and 2014. EDP equipment and operating software are depreciated using the straight line method over the lesser of the estimated useful life of the related asset or three years. Non-operating software is depreciated over the lesser of its estimated useful life or five years.

Leasehold improvements are carried at cost less accumulated amortization. The Company provides for amortization of leasehold improvements using the straight-line method over the lesser of the useful life of the asset or the remaining original lease term, excluding options or renewal periods. Leasehold improvements are generally amortized over three to twenty years.

Other furniture and equipment is depreciated using the straight line method over the estimated useful lives of the assets. Furniture and fixtures are generally depreciated over three to ten years. Depreciation expense on depreciable assets of $11,004, $8,148 and $7,332 was recorded in general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis for the years ended December 31, 2015, 2014 and 2013, respectively.

14

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Reserves for Life, Accident and Health Policies, and Deposit-type Funds

Life policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for traditional, flexible premium and variable life insurance are computed principally by using the Commissioners' Reserve Valuation Method (CRVM) or the Net Level Premium Method with assumed interest rates and mortality as prescribed by regulatory authorities. Reserves for fixed annuities are calculated using the Commissioners’ Annuity Reserve Valuation Method (CARVM) with appropriate statutory interest and mortality assumptions. Reserves for variable annuities are calculated in conformance with Actuarial Guideline 43, VA CARVM, reflecting both stochastically generated scenarios and a prescribed standard scenario. The assumptions used in the stochastic scenarios are Prudent Estimate assumptions.

Tabular interest, tabular less actual reserves released and tabular cost for all life contracts are determined based upon statutory regulations. Other policy reserves are established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods as prescribed by the Department.

Reserves for unpaid individual accident and health disability contracts claims, the present value of amounts not yet due on claim reserve is a first principles-type calculation based on a seriatim listing of open disability claims. Termination rates within the first two years from disability are modified based on Company experience. Termination rates beyond two years are 100% 1987 Commissioners’ Individual Disability Table A (CIDA) for policies without lifetime benefits and are less than 100% CIDA for policies with lifetime benefits. All interest discounting assumptions are based on the appropriate NAIC standard. The adequacy of these reserves is demonstrated annually using “Follow-up studies” as defined in the Actuarial Standard of Practice No. 5, Section 3.6. In addition, the present value of future payments relative to all incurred but unreported claims is based on historical study using past monthly earned premiums times the planned loss ratio times the anticipated percent of claims outstanding, and expressed as a percentage times tabular reserves, including a provision for litigated claims.

Reserves for unpaid group accident and health long-term disability contracts are a tabular calculation based on a seriatim listing of open disability claims. The per $100 of monthly benefit factors are generated based on the 1987 Commissioner’s Group Disability Table (CGDT) assumptions using the appropriate valuation interest rate, quinquennial age groupings, benefit period and duration from disablement. A modification is made for claims in the first two years from disablement.

For the remaining group accident and health short-term disability contracts, the present value of amounts not yet due on claim reserve for certain policies with a benefit period of one to three years are based on the Bornhuetter-Ferguson loss reserving method. Expected paid claims and premiums and the resulting loss ratios are developed separately for each benefit period and incurred year with no interest discount.

Reserves for deposit-type funds are equal to deposits received and interest credited to the benefit of policyholders, less withdrawals that represent a return to the policyholder. For the determination of tabular interest to deposit-type funds, the valuation interest rate, which varies by issue year, is multiplied by the average funds in force during the year subject to such valuation interest rate.

Reserve for Unpaid Claims

The reserves for unpaid group and individual dental and vision claims are estimated using historic claim lags, and then adjusted upward or downward based on the current level of pending/unprocessed claims relative to the historic level of pending/unprocessed claims during the time period used in generating the claim lag factors. The reserves for unpaid claims for group and individual dental and vision insurance includes claims in course of settlement and incurred but not reported claims. Claim adjustment expenses corresponding to the unpaid claims are accounted for by adding an additional load to the reserve for unpaid claims. To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

Reserves for unpaid life claims include claims reported and unpaid and claims not yet reported, which is estimated based upon historical experience. As such amounts are necessarily estimates, the ultimate liability will differ from the amount recorded and will be reflected in operations when additional information becomes known.

15

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Dividends to Policyholders

Dividends are provided based on dividend formulas approved by the Board of Directors of the Company in accordance with actuarially determined dividend scales. Dividends to policyholders are reflected in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis at amounts estimated to be paid or credited to policyholders during the subsequent year on the policy anniversary dates. A portion of the Company’s business has been issued on a participating basis. The amount of insurance in force on direct individual life participating policies was $8,222,363 or 10.9% and $7,765,314 or 10.5% of the individual life policies in force as of December 31, 2015 and 2014, respectively. Dividends were also impacted by two reinsurance treaties entered into during 2015, see Note 14 - Reinsurance for further details.

Accrued Separate Account Transfers

Accrued separate account transfers primarily consist of the amount of policyholder account values over modified reserves used in the separate account, such as the use of CARVM and CRVM.

Asset Valuation and Interest Maintenance Reserves

The AVR is a required appropriation of unassigned surplus to provide for possible losses that may occur on certain investments of the Company. The reserve is computed based on holdings of all investments and realized and unrealized gains and losses, other than those resulting from interest rate changes. Changes in the reserve are charged or credited to unassigned surplus.

The IMR is calculated based on the prescribed methods developed by the NAIC. Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment. Amortization included in net investment income was $6,788, $7,192 and $7,469 for 2015, 2014 and 2013, respectively.

Recognition of Premium Revenues and Related Costs

Life premiums are recognized as revenue when premiums are due. Annuity considerations are recognized as income when received. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Consideration received on deposit-type funds, which do not contain any life contingencies, is recorded directly to the related liability.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Reinsurance

Reinsurance premiums and claims are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits, reserves for life, accident and health policies, and reserves for unpaid claims are reported net of reinsured amounts.

In a modified coinsurance arrangement, the ceding company retains the assets equal to the modified coinsurance reserve. This reserve represents a prepayment of the reinsurer’s future obligation. The initial amount transferred for the reserve and subsequent change in value is required to be reflected separately.

Surplus Notes

The Surplus Notes (the Notes) are included in capital and surplus. Interest on the Notes is not accrued until written approval from the Department has been received.

Income Taxes

The Company files a life/non-life consolidated tax return with AMHC and AMHC includible affiliates and is party to a federal income tax allocation agreement. The Company’s income tax allocation is based upon a written agreement which generally specifies separate income tax return calculations with current credit for net operating losses and/or credits which are used to reduce the portion of the consolidated income tax liability.

16

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The Company is subject to tax-related audits in the normal course of operations. The Company records a contingency for these tax-related matters when it is more likely than not that a liability has been incurred and the amount of the loss can be reasonably estimated. The Company reviews its loss contingencies on an ongoing basis to ensure that the Company has appropriate reserves recorded on the Balance Sheets – Statutory Basis. These reserves are based on judgment made by management with respect to the likely outcome of these matters. The Company’s judgment could change based on new information, Internal Revenue Service examinations and changes in laws or regulations. There was no reserve for tax related contingencies at December 31, 2015 and 2014.

The statute of limitations, generally, is closed for the Company through December 31, 2011. In 2012, the Internal Revenue Service (IRS) completed its field examination of AMHC consolidated federal income tax returns for the period 2007-2009. The Company accepted the AMHC 2007-2009 IRS field examination report and the Joint Committee on Taxation (Joint Committee) accepted the AMHC 2007-2009 field examination report in March 2013. The IRS completed a field examination of Union Central for tax year 2008 and limited scope examinations for tax years 2009-2010. The Union Central examinations also included a review of amended returns filed for tax years 2003-2008, which had been at IRS appeals, along with the IRS field examination reports for tax years 2004-2007. Union Central is in agreement with all the IRS field examinations reports forwarded to IRS appeals in January 2013. The Joint Committee accepted the Union Central IRS field examination report in August 2014.

Separate Accounts

Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for variable annuity, variable life and group annuity contracts and for which the contract holders, rather than the Company, bear the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Investment income and gains and losses from these accounts accrue directly to contract holders and are not included in the accompanying financial statements.

Fair values and changes in fair values of separate account assets generally accrue directly to the contract holders and are not included in the Company’s revenues and expenses or surplus.

Vulnerability due to Certain Concentrations

The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, market risk, credit risk and legal and regulatory changes. Federal legislation has allowed banks and other financial organizations to have greater participation in securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company’s products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer’s estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

Accounting Pronouncements

Statement of Statutory Accounting Principles No. 107, Accounting for Risk-Sharing Provisions of Affordable Care Act (ACA) (SSAP No. 107)

In 2014, the NAIC issued SSAP 106, which added accounting guidance related to the risk adjustment, reinsurance and risk corridor sections of the ACA. There are additional disclosure requirements adopted under SSAP No. 107. The adoption of this statement did not impact the disclosure presentation in the Company’s accompanying financial statements as it does not participate in the risk-sharing provisions of ACA.

Correction of Errors

During 2015, the Company did not record any corrections of errors.

During 2014, the Company discovered an error related to prior years that resulted in a direct decrease in unassigned surplus of $10,931 before income taxes at December 31, 2014 for the incorrect coding on a reinsurance table for mortality on ages 70+ for several reinsurance treaties.

17

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

During 2013, the Company discovered errors related to a prior year that resulted in a direct increase in unassigned surplus at December 31, 2013 for various valuation reserve errors of $8,169, timing delay in reporting reinsurance ceded on a death claim receivable of $2,956, and incorrect coding in a system on a reinsurance rate for a reinsurance treaty of $383. Additionally, the Company discovered errors that resulted in a direct decrease in unassigned surplus at December 31, 2013 for an error in a system coding resulting in an incorrect calculation of policyholder dividends in the year of the policyholders’ death of $509 and an incorrect accrual calculated on a third party administrative fees receivable of $1,259.

NOTE 2 – STATUTORY MERGER

On July 1, 2014, the Company merged with Acacia and Union Central (the Merger), both wholly owned subsidiaries of the Company prior to the Merger. This transaction was accounted for as a statutory merger. No additional shares of the Company were issued. 2013 was adjusted during 2014 to reflect comparative merged company financial information.

NOTE 3 - INVESTMENTS

Bonds

The cost or amortized cost and estimated fair value of bonds as of December 31, 2015 and 2014 are summarized as follows:

	December 31, 2015
	Cost or	Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
U.S. Government	$394,542	$20,054	$(445)	$414,151
All other governments	3,018	1	(13)	3,006
Special revenue and special assessment
obligations and all non-guaranteed
obligations of agencies and authorities
of governments and their political
subdivisions	522,670	21,214	(3,033)	540,851
Hybrid securities	47,806	3,584	(1,400)	49,990
Industrial and miscellaneous (unaffiliated)	7,326,247	216,809	(135,496)	7,407,560
Total bonds	$8,294,283	$261,662	$(140,387)	$8,415,558

	December 31, 2014
	Cost or	Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
U.S. Government	$482,715	$28,656	$(925)	$510,446
All other governments	-	-	-	-
Special revenue and special assessment
obligations and all non-guaranteed
obligations of agencies and authorities
of governments and their political
subdivisions	570,838	27,701	(2,134)	596,405
Hybrid securities	63,513	7,348	(141)	70,720
Industrial and miscellaneous (unaffiliated)	5,853,056	363,534	(22,190)	6,194,400
Total bonds	$6,970,122	$427,239	$(25,390)	$7,371,971

At December 31, 2015 and 2014, the amortized cost of bonds was reduced by $246 and $75, respectively, of cumulative fair value adjustments on bonds rated NAIC 6 to derive the carrying amounts of bonds in the Balance Sheets - Statutory Basis of $8,294,037 and $6,970,047, respectively.

18

NOTE 3 - INVESTMENTS, (continued)

The cost or amortized cost and estimated fair value of bonds at December 31, 2015 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Cost or
	Amortized
	Cost	Fair Value
Due in one year or less	$222,231	$226,586
Due after one year through five years	2,071,312	2,187,019
Due after five years through ten years	2,921,865	2,908,488
Due after ten years	2,908,850	2,918,662
Bonds with multiple repayment dates	170,025	174,803
Total bonds	$8,294,283	$8,415,558

Proceeds from the sales of bonds were $304,145, $172,634, and $211,636 for the years ended December 31, 2015, 2014 and 2013, respectively.

Realized capital gains (losses) are as follows:

	Years Ended December 31
	2015	2014	2013
Bonds:
Gross realized capital gains on sales	$12,211	$8,536	$16,415
Gross realized capital losses on sales	(866)	(179)	(632)
Net realized capital gains on sales	11,345	8,357	15,783
Other, including impairments and net gain on dispositions
other than sales	(10,715)	(3,911)	62,208
Total bonds	630	4,446	77,991
Preferred stocks	768	252	-
Common stocks	28,489	17,315	47,912
Mortgage loans	(1,521)	(533)	7,688
Real estate	1,990	3,116	2,292
Miscellaneous investments	16,097	8,688	(725)
Realized capital gains before federal income taxes
and transfer to IMR	46,453	33,284	135,158
Realized capital gains transferred to IMR	7,828	6,257	86,044
Federal income tax expense (benefit)	28,671	22,485	(22,608)
Net realized capital gains	$9,954	$4,542	$71,722

The Company has entered into an agreement with the FHLB of Topeka to enhance investment yields through investment spread strategies and to provide for liquidity needs, if a future need for immediate liquidity arises. The agreement provides for advances (lines of credit) up to $350,000 to the Company in return for the purchase of asset-based membership stock equal to 0.1% of assets, with a $500 maximum, plus an additional activity-based stock purchase equal to 4.5% of the advances less the amount of the asset-based membership stock held. As part of the agreement, $18,198 and $14,504 in stock was owned at December 31, 2015 and 2014, respectively. The Company had no outstanding balance related to the line of credit at any time during 2015 and 2014.

19

NOTE 3 - INVESTMENTS, (continued)

The amount of FHLB capital stock held, in aggregate, and classified as of December 31, 2015 and 2014 is as follows:

	General Account
	2015	2014
Membership stock - class A	$382	$430
Membership stock - class B	17,505	13,198
Excess stock	311	156
Aggregate total	$18,198	$14,504
Actual or estimated borrowing capacity as determined by the insurer	$506,734	$596,614

As of December 31, 2015 and 2014, the Company did not have any FHLB membership stock listed above eligible for redemption.

As of December 31, 2015 and 2014, the Company had issued $450,000 and $350,000, respectively, of funding agreements with the FHLB. There is $506,481 and $592,430 of bonds pledged as collateral at December 31, 2015 and 2014, respectively, as a result of this agreement. The assets and reserves related to the funding agreements are reported in the general account as the Company’s strategy is to increase investment income to the general account from the investment spread strategy. The related reserves are reported in deposit-type funds of $450,195 and $350,076 on the Balance Sheets – Statutory Basis as of December 31, 2015 and 2014, respectively.

The values of the bonds pledged as collateral to the FHLB and the total aggregate borrowing by the Company as of December 31, 2015 and 2014 is as follows:

	General Account
	2015	2014
Fair value	$526,490	$619,665
Carrying value	$506,481	$592,430
Aggregate total borrowing - funding agreements	$450,000	$350,000

The maximum amount of collateral pledged to the FHLB during December 31, 2015 and 2014 is as follows:

	General Account
	2015	2014
Fair value	$626,130	$619,665
Carrying value	$590,135	$592,430
Amount borrowed at time of maximum collateral - funding agreements	$450,000	$350,000

The Company does not have any prepayment obligations related to the funding agreements.

20

NOTE 3 - INVESTMENTS, (continued)

Restricted Assets

A detailed summary of restricted assets (including pledged assets) primarily bonds, common stock and cash at cost or amortized cost as of December 31, 2015 and 2014 is as follows:

	December 31, 2015
	Gross Restricted				Percentage
Restricted Asset Category	Total Current Year	Total Prior Year	Increase/ (Decrease)	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
FHLB capital stock	$18,198	$14,504	$3,694	$18,198	0.099%	0.100%
On deposit with states	125,848	125,578	270	125,848	0.687%	0.693%
Pledged collateral to FHLB
(including assets backing
funding agreements)	506,481	592,430	(85,949)	506,481	2.764%	2.791%
Pledged as collateral not
captured in other categories:
Derivatives	39,964	26,995	12,969	39,964	0.218%	0.220%
Other restricted assets:
Policy loans from
reinsurance assumed	164,929	-	164,929	164,929	0.900%	0.909%
Bonds and short-term
investments from
reinsurance assumed	1,207,407	-	1,207,407	1,207,407	6.590%	6.653%
Total restricted assets	$2,062,827	$759,507	$1,303,320	$2,062,827	11.258%	11.366%

	December 31, 2014
	Gross Restricted				Percentage
Restricted Asset Category	Total Current Year	Total Prior Year	Increase/ (Decrease)	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
FHLB capital stock	$14,504	$11,747	$2,757	$14,504	0.086%	0.086%
On deposit with states	125,578	143,413	(17,835)	125,578	0.742%	0.747%
Pledged collateral to FHLB
(including assets backing
funding agreements)	592,430	334,396	258,034	592,430	3.499%	3.522%
Pledged as collateral not
captured in other categories:
Derivatives	26,995	33,527	(6,532)	26,995	0.159%	0.160%
Total restricted assets	$759,507	$523,083	$236,424	$759,507	4.486%	4.515%

21

NOTE 3 - INVESTMENTS, (continued)

An aging of unrealized losses on the Company’s investments in bonds, preferred stocks and unaffiliated common stocks were as follows:

	December 31, 2015
	Less than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
Bonds:
U.S. Governments	$15,920	$(74)	$8,757	$(371)	$24,677	$(445)
All other governments	2,400	(13)	-	-	2,400	(13)
Special revenue and special
assessment obligations and all
non-guaranteed obligations of
agencies and authorities of
governments and their political
subdivisions	127,306	(2,274)	21,369	(759)	148,675	(3,033)
Hybrid securities	13,334	(1,400)	-	-	13,334	(1,400)
Industrial and miscellaneous
(unaffiliated)	3,161,664	(120,845)	188,781	(14,651)	3,350,445	(135,496)
Total bonds	3,320,624	(124,606)	218,907	(15,781)	3,539,531	(140,387)
Preferred stocks	4,643	(112)	-	-	4,643	(112)
Common stocks	121,306	(7,860)	1,426	(404)	122,732	(8,264)
Total	$3,446,573	$(132,578)	$220,333	$(16,185)	$3,666,906	$(148,763)

	December 31, 2014
	Less than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
Bonds:
U.S. Governments	$4,334	$(15)	$29,727	$(910)	$34,061	$(925)
All other governments	-	-	-	-	-	-
Special revenue and special
assessment obligations and all
non-guaranteed obligations of
agencies and authorities of
governments and their political
subdivisions	24,650	(191)	100,048	(1,943)	124,698	(2,134)
Hybrid securities	4,850	(141)	-	-	4,850	(141)
Industrial and miscellaneous
(unaffiliated)	602,608	(11,063)	422,285	(11,127)	1,024,893	(22,190)
Total bonds	636,442	(11,410)	552,060	(13,980)	1,188,502	(25,390)
Preferred stocks	-	-	-	-	-	-
Common stocks	30,325	(1,803)	1,907	(213)	32,232	(2,016)
Total	$666,767	$(13,213)	$553,967	$(14,193)	$1,220,734	$(27,406)

The unrealized losses related to bonds in 2015 and 2014 reported above were partially due to credit-related considerations. The Company considers various factors when considering if a decline is other-than-temporary, including the length of time and size of the unrealized loss, deterioration in ratings, industry conditions or factors related to a geographic area that are negatively affecting a security, violation of loan covenants, overall financial condition of the issuer and the Company’s intention and ability to sell or hold the security until maturity or recovery. Upon review of these factors, the Company determined that such declines were temporary in nature. Therefore, the Company does not believe the unrealized losses on bonds represent an other-than-temporary impairment as of December 31, 2015 and 2014.

22

NOTE 3 - INVESTMENTS, (continued)

The Company considers various factors when considering if a decline in the fair value of a common stock security is other-than-temporary, including but not limited to, the length of time and magnitude of the unrealized loss; the volatility of the investment; analyst recommendations and price targets; opinions of the Company’s investment managers; market liquidity; and the Company’s intentions to sell or ability to hold the investments until recovery. Based on an evaluation of these factors, the Company recorded realized losses for other-than-temporary impairments on unaffiliated common stocks of $3,254, $0 and $197 during 2015, 2014 and 2013, respectively.

The Company’s bond and short-term investment portfolios are predominantly comprised of investment grade securities. At December 31, 2015 and 2014, bonds totaling $290,926 and $225,149, respectively, (3.4% and 3.2%, respectively, of the total bond and short-term portfolios) are considered below investment grade. Securities are classified as below investment grade by utilizing rating criteria established by the NAIC. During 2015, 2014 and 2013, the Company recorded realized losses for other-than-temporary impairments on bonds of $8,166, $4,084 and $1,931, respectively.

The Company has exposure to subprime mortgage loans within its total investments in loan-backed and structured securities. The Company manages its exposure to subprime mortgage loans in several ways. First, the Company monitors its exposure level to loan-backed and structured securities against defined restrictions prescribed by its Investment Policy. Restrictions include exposure at the aggregate level to loan-backed and structured securities along with exposure to ratings classes and subsectors. Also, the Company continually tracks subprime loan-backed and structured securities for factors including credit performance, rating agency actions, prepayment trends and de-levering. Loans with trends that may indicate underperformance are monitored closely for any further deterioration that may result in action by the Company.

As of December 31, 2015 and 2014, the Company's total investment in non-agency residential loan-backed and structured securities represents securities with an adjusted cost basis of $138,285 and $127,935 and a fair value of $148,441 and $138,279, respectively. Additionally, as of December 31, 2015 and 2014, the Company’s exposure related to subprime loan-backed and structured securities represents securities with a carrying value of $44,494 and $56,278 and a fair value of $47,873 and $60,055, respectively.

A summary of loan-backed and structured security investments with recognized other-than-temporary impairments in 2015 is as follows:

	Amortized Cost Before OTTI	OTTI Recognized in Loss
		Interest	Non-interest	Fair Value
March 31, 2015
Present value of cash flows	$-	$-	$-	$-
June 30, 2015
Present value of cash flows	$1,888	$-	$583	$2,124
September 30, 2015
Present value of cash flows	$2,836	$-	$635	$2,370
December 31, 2015
Present value of cash flows	$138	$-	$138	$134

A detail summary of the loan-backed and structured security investments with recognized other-than-temporary impairments listed above is as follows:

June 30, 2015
CUSIP	Amortized Cost Before OTTI	Projected Cash Flows	Recognized OTTI Impairment	Amortized Cost After OTTI	Fair Value
12669EUC8	$275	$108	$167	$108	$339
55265WDU4	637	457	180	457	649
94985EAD3	735	579	156	579	897
15132EDR6	241	161	80	161	239
Total	$1,888	$1,305	$583	$1,305	$2,124

23

NOTE 3 - INVESTMENTS, (continued)

September 30, 2015
CUSIP	Amortized Cost Before OTTI	Projected Cash Flows	Recognized OTTI Impairment	Amortized Cost After OTTI	Fair Value
05948XXH9	$737	$645	$92	$645	$677
22541SZX9	323	210	113	210	329
36228FK39	1,189	909	280	909	612
378961AW6	587	437	150	437	752
Total	$2,836	$2,201	$635	$2,201	$2,370

December 31, 2015
CUSIP	Amortized Cost Before OTTI	Projected Cash Flows		Recognized OTTI Impairment	Amortized Cost After OTTI	Fair Value
57643MDR2	$138	$		$138	$-	$134
Total	$138		$-	$138	$-	$134

A summary of loan-backed and structured security investments with recognized other-than-temporary impairments in 2014 is as follows:

	Amortized Cost Before OTTI	OTTI Recognized in Loss
		Interest	Non-interest	Fair Value
March 31, 2014
Present value of cash flows	$-	$-	$-	$-
June 30, 2014
Present value of cash flows	$1,589	$-	$734	$870
September 30, 2014
Present value of cash flows	$-	$-	$-	$-
December 31, 2014
Present value of cash flows	$973	$-	$213	$766

A detail summary of the loan-backed and structured security investments with recognized other-than-temporary impairments listed above is as follows:

June 30, 2014
CUSIP	Amortized Cost Before OTTI	Projected Cash Flows	Recognized OTTI Impairment	Amortized Cost After OTTI	Fair Value
12669EEP7	$194	$91	$103	$91	$107
12669EL20	196	92	104	92	87
12669EUC8	508	378	130	378	381
12669EUD6	215	47	168	47	65
466247FG3	476	247	229	247	230
Total	$1,589	$855	$734	$855	$870

December 31, 2014
CUSIP	Amortized Cost Before OTTI	Projected Cash Flows	Recognized OTTI Impairment	Amortized Cost After OTTI	Fair Value
589929X45	$973	$760	$213	$760	$766
Total	$973	$760	$213	$760	$766

24

NOTE 3 - INVESTMENTS, (continued)

A summary of loan-backed and structured security investments with unrealized losses for which an other-than-temporary impairment has not been recognized is as follows:

December 31, 2015
	Unrealized Less Than 12 Months			Unrealized 12 Months or More
	Amortized	Fair	Unrealized	Amortized	Fair	Unrealized
	Cost	Value	Losses	Cost	Value	Losses

Structured securities	$501,493	$490,751	$(10,742)	$254,538	$245,119	$(9,419)

December 31, 2014
	Unrealized Less Than 12 Months			Unrealized 12 Months or More
	Amortized	Fair	Unrealized	Amortized	Fair	Unrealized
	Cost	Value	Losses	Cost	Value	Losses

Structured securities	$320,993	$318,451	$(2,542)	$182,955	$178,471	$(4,484)

Mortgage Loans and Real Estate

For the commercial mortgage loans held by the Company, debt service coverage ratio (DSCR) is considered a key credit quality indicator for loans that are income dependent while loan to value and borrower financial strength are considered key credit quality indicators for borrower-occupied loans. Debt service coverage ratios compare a property’s net operating income to the borrower’s principal and interest payments. Loan to value and debt service coverage ratios are updated annually or as warranted by economic conditions or impairment considerations. Residential mortgage loans which are delinquent as to principal and interest 90 days or more are classified as nonperforming loans.

Debt service coverage ratios for income dependent mortgage loans are summarized as follows:

	December 31
	2015	2014
DSCR distribution
Below 1.0	$63,487	$79,652
1.0 - 1.2	197,515	203,701
1.2 - 1.8	637,833	599,196
Greater than 1.8	337,926	272,433
Total	$1,236,761	$1,154,982

Mortgage loans with a debt service coverage ratio below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable future, the decrease in cash flows is considered temporary, or there are other risk mitigating factors.

Loan to value for borrower-occupied commercial real estate mortgage loans is summarized as follows:

	December 31
	2015	2014
Loan to value
Below 60%	$11,245	$10,245
60-75%	5,749	3,892
Total	$16,994	$14,137

25

NOTE 3 - INVESTMENTS, (continued)

The key credit quality indicators for the residential mortgage loans are based on payment activity as follows:

	December 31, 2015
	Residential First Mortgages	Second Trusts	Total
Performing	$179,296	$16,412	$195,708
Non-performing	8,571	485	9,056
Total	$187,867	$16,897	$204,764

	December 31, 2014
	Residential First Mortgages	Second Trusts	Total
Performing	$197,685	$23,482	$221,167
Non-performing	11,809	556	12,365
Total	$209,494	$24,038	$233,532

An aging analysis of the loans held by the Company is summarized as follows:

	December 31, 2015
	Residential	Commercial	Total
Recorded investment (all)
Current	$191,874	$1,253,755	$1,445,629
30-59 days past due	3,414	-	3,414
60-89 days past due	421	-	421
90-179 days past due	2,096	-	2,096
180+ days past due	6,959	-	6,959
Interest reduced
Recorded investment	199	-	199
Number of loans	1	-	1
Percent reduced	0.25%	-%	0.25%

	December 31, 2014
	Residential	Commercial	Total
Recorded investment (all)
Current	$216,233	$1,169,119	$1,385,352
30-59 days past due	4,238	-	4,238
60-89 days past due	697	-	697
90-179 days past due	1,682	-	1,682
180+ days past due	10,682	-	10,682
Interest reduced
Recorded investment	409	3,510	3,919
Number of loans	3	1	4
Percent reduced	1.31%	1.24%	1.29%

26

NOTE 3 - INVESTMENTS, (continued)

At December 31, 2015, the average size of an individual commercial mortgage loan was $1,478. The average size of an individual residential mortgage loan was $257. For commercial mortgage loans, the Company’s policy is to obtain a first mortgage lien and to require a loan to value ratio of 75% or less at acquisition. The Company's policy for commercial loans is to recognize due and accrued interest income on impaired loans if deemed collectible. However, the due and accrued interest income deemed collectible on impaired loans over 180 days past due is non-admitted. For residential loans, the Company recognizes due and accrued interest income on impaired loans if under 90 days delinquent. Loans 90 days past due or greater will be placed on non-accrual status and all previously accrued interest will be reversed.

The Company had mortgage reserves (the mortgage component of the AVR) of $10,177 and $10,085 at December 31, 2015 and 2014, respectively. As of December 31, 2015, the maximum and minimum rates of interest in the Company’s mortgage loan portfolio were 9.50% and 3.38% for commercial mortgage loans and 10.00% and 2.00% for residential mortgage loans.

In 2015, the Company issued 107 new commercial mortgage loans at the maximum and minimum rates of interest of 5.50% and 3.5% totaling $269,949. The Company did not acquire any new residential mortgage loans in 2015.

At December 31, 2015 and 2014, the Company held no mortgage loans that were converted to loans that require payments of principal or interest be made based upon the cash flows generated by the property serving as collateral for the loans or that have a diminutive payment requirement.

Commercial and residential mortgage loans are evaluated individually for impairment. The Company had impairments for commercial mortgage loans in the amounts of $133, $0, and $788 and for residential mortgage loans of $1,547, $1,350 and $1,815 during 2015, 2014 and 2013, respectively.

The investment in impaired loans with or without credit losses are as follows:

	December 31, 2015
	Residential	Commercial	Total
No allowance for credit losses	$50,386	$6,439	$56,825

	December 31, 2014
	Residential	Commercial	Total
No allowance for credit losses	$20,997	$6,373	$27,370

A summary of information pertaining to impaired loans is as follows:

	December 31, 2015
	Residential	Commercial	Total

Average recorded investment	$33,815	$5,160	$38,975
Interest income recognized	1,630	260	1,890
Recorded investments on nonaccrual status	9,056	-	9,056
Amount of interest income recognized using the cash basis method
of accounting	1,606	260	1,866

	December 31, 2014
	Residential	Commercial	Total

Average recorded investment	$20,071	$6,394	$26,465
Interest income recognized	556	369	925
Recorded investments on nonaccrual status	11,922	3,510	15,432
Amount of interest income recognized using the cash basis method
of accounting	527	369	896

27

NOTE 3 - INVESTMENTS, (continued)

The mortgage loans derecognized as a result of foreclosure is as follows:

	December 31
	2015	2014
Aggregate amount of mortgage loans derecognized	$2,444	$812
Real estate collateral recognized	2,587	847

Troubled Debt Restructuring

At December 31, 2015, the Company had 138 residential mortgage loans with restructured terms with a carry value of $47,722 and interest income of $1,690, and one commercial mortgage loan with restructured terms with a carry value of $2,789 and interest income of $185. At December 31, 2014, the Company had 48 residential mortgage loans with restructured terms with a carry value of $19,105 and interest income of $556, and two commercial mortgage loans with restructured terms with a carry value of $6,373 and interest income of $369. The Company incurred no amount of commitments to lend additional funds to debtors owing receivables whose terms have been modified in troubled debt restructuring. The Company’s income recognition policy for interest income on an impaired loan is the cash basis/cost recovery method. There were nine and ten short sales on residential mortgage loans in 2015 and 2014, respectively.

The Company had one commercial real estate property impairment in 2015 and 2014. Impairment losses of $380 and $200 were recorded for commercial real estate for the years ended December 31, 2015 and 2014, respectively. The Company had three residential real estate property impairments in 2015 and 2014. Impairment losses of $21 and $81 were recorded for residential real estate for the years ended December 31, 2015 and 2014, respectively. Fair value for impaired commercial real estate and residential real estate was determined by valuations based on internal and/or external appraisals. The real estate impairment losses due to decreases in property value are recognized in net realized capital gains (losses) on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

The Company had five and one commercial real estate sales in 2015 and 2014, respectively, and recorded a gain of $2,238 and $2,352 respectively. The Company had four and 12 residential real estate sales in 2015 and 2014, respectively, and recorded a gain of $153 and $1,045 respectively. The gains recorded on sales are recognized in net realized capital gains (losses) on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

The commercial real estate properties classified as held for sale have recorded values of $12,258 and $8,700 for the years ended December 31, 2015 and 2014, respectively. The residential real estate properties classified as held for sale have recorded values of $405 and $293 for the years ended December 31, 2015 and 2014, respectively.

Commercial real estate was either sold or classified as held for sale based on the Company’s intent to dispose of certain property via sale within one year based on economic factors.

Residential real estate is acquired through the foreclosure of residential mortgage loans. The Company’s intent is to dispose of all acquired residential real estate by sale as soon as economically feasible, which is typically within one year from acquisition.

Low-Income Housing Tax Credit Investments

The Company has up to 12 remaining years of unexpired tax credits and is required to hold these investments for up to 16 years. During 2015 and 2014, the Company recognized $678 and $(1,186) of low income housing tax credits (LIHTC) and other tax benefits. The Company’s investment in LIHTC recognized in the Balance Sheets – Statutory Basis in other investments was $43,111 and $3,411 and in other liabilities was $37,009 and $0 for the years ended December 31, 2015 and 2014, respectively. The Company has made unconditional commitments to provide additional capital contributions in low income housing partnerships of $10,828, $19,317, $5,135 in 2016, 2017 and 2018, respectively, and $1,728 thereafter. No property is currently subject to any regulatory review. The Company had no investment in LIHTC that exceeded 10% of its admitted assets. The Company recognized $0 of impairment losses related to LIHTC during December 31, 2015 and 2014. The Company recognized no write-down or reclassification resulting from the forfeiture or ineligibility of tax credits during December 31, 2015 and 2014.

28

NOTE 3 - INVESTMENTS, (continued)

Offsetting and Netting of Assets and Liabilities

As of December 31, 2015 and 2014, respectively, the Company held call options with gross recognized assets of $19,545 and $38,970 and gross recognized liabilities of $9,096 and $20,572 that qualified for offsetting and netting. The gross recognized liabilities of $9,096 and $20,572, respectively, were offset with the gross recognized assets of $19,545 and $38,970, respectively, in accordance with NAIC SAP, Offsetting and Netting of Assets and Liabilities. The net asset amount of $10,449 and $18,398, respectively, was recorded in other investments on the Balance Sheets – Statutory Basis.

Net Investment Income

Major categories of net investment income by class of investment are summarized below.

	Years Ended December 31
	2015	2014	2013
Income:
Bonds	$319,981	$315,831	$337,566
Preferred stocks	284	183	521
Common stocks	7,956	7,540	24,837
Mortgage loans	79,785	74,909	79,417
Real estate *	18,184	18,388	18,852
Loans on insurance contracts	19,296	18,726	18,400
Short-term investments	75	73	38
Derivatives	6,135	41,041	(42,575)
Miscellaneous investments	22,041	22,517	20,410
Amortization of interest maintenance reserve	6,788	7,192	7,469
Gross investment income	480,525	506,400	464,935
Expenses:
Depreciation	4,833	4,591	5,073
Other	38,396	40,062	44,429
Total investment expenses	43,229	44,653	49,502
Net investment income	$437,296	$461,747	$415,433

*	Includes amounts for the occupancy of company-owned property of $8,893, $8,211 and $8,531 in 2015, 2014, and 2013, respectively.

Fair Value Measurements

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stocks when carried at the lower of cost or market. The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

29

NOTE 3 - INVESTMENTS, (continued)

The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by Fair Value Measurements as defined under NAIC SAP. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 – Values are unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 – Inputs include quoted prices for similar assets or liabilities in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument. Such inputs include market interest rates and volatilities, spreads and yield curves.

Level 3 – Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement. Unobservable inputs reflect the Company’s best estimate of what hypothetical market participants would use to determine a transaction price for the asset at the reporting date.

The following table provides information as of December 31, 2015 and 2014 about the Company’s financial assets and liabilities measured and reported at fair value:

	December 31, 2015
	Level 1	Level 2	Level 3	Total
Assets at fair value
Bonds
Industrial and miscellaneous (unaffiliated)	$-	$173	$76	$249
Total bonds	-	173	76	249
Common stock
Industrial and miscellaneous (unaffiliated)	395,391	-	-	395,391
Total common stocks	395,391	-	-	395,391
Other investments	20,269	-	-	20,269
Derivative assets
Index & exchange traded index call options	12,803	10,449	-	23,252
Total other investments	33,072	10,449	-	43,521
Separate account assets	6,278,216	-	-	6,278,216
Total assets at fair value	$6,706,679	$10,622	$76	$6,717,377

Liabilities at fair value
Derivative liabilities
Exchange traded index call options	$5,782	$-	$-	$5,782
Total liabilities at fair value	$5,782	$-	$-	$5,782

30

NOTE 3 - INVESTMENTS, (continued)

	December 31, 2014
	Level 1	Level 2	Level 3	Total
Assets at fair value
Bonds
Industrial and miscellaneous (unaffiliated)	$-	$-	$209	$209
Total bonds	-	-	209	209
Common stock
Industrial and miscellaneous (unaffiliated)	394,104	-	-	394,104
Total common stocks	394,104	-	-	394,104
Other investments	21,302	-	-	21,302
Derivative assets
Index & exchange traded index call options	17,792	18,398	-	36,190
Total other investments	39,094	18,398	-	57,492
Separate account assets	6,679,921	-	-	6,679,921
Total assets at fair value	$7,113,119	$18,398	$209	$7,131,726

Liabilities at fair value
Derivative liabilities
Exchange traded index call options	$10,826	$-	$-	$10,826
Total liabilities at fair value	$10,826	$-	$-	$10,826

The valuation techniques used to measure the fair values by type of investment in the above table are as follows:

Level 1 – Financial Assets and Liabilities

These assets and liabilities include actively-traded exchange-listed common stocks, mutual funds, certain index and exchange traded index call options and equity put options. Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Derivative asset and liability valuations are based on quoted net asset values in active markets for identical securities. Exchange traded call options are classified as Level 1. Separate account assets in Level 1 include actively-traded institutional and retail mutual fund investments where fair value represents net asset values received from fund managers who stand ready to transact at the quoted values.

Level 2 – Financial Assets

The Company’s Level 2 assets include bonds and Index call options. Prices are based on other observable inputs, including quoted prices for similar assets/liabilities. The Company used broker quotes which are corroborated to the market for the monthly valuation of the Index call options. The broker quotes use the S&P Dividend Yield and Implied Volatility inputs in the Black Scholes Model that is tailored to the remaining term of each call option. In addition, the Company corroborates the broker quotes to Bloomberg and to actual trades.

Level 3 - Financial Assets

The Company classified non-agency mortgage-backed securities carried at fair value due to NAIC 6 ratings in Level 3. The primary inputs to valuation include reported trades, bids, benchmark yields, credit spreads, estimated cash flows, prepayment speeds, and collateral performance. Collateral performance is analyzed for each security and includes default rates, loss severity rates and prepayment speeds. These securities were classified in Level 3 due to the price being based on unobservable market data due to lack of observable measurements.

31

NOTE 3 - INVESTMENTS, (continued)

The following tables summarize changes to our financial instruments for the years ended December 31, 2015 and 2014 carried at fair value for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements:

	Beginning balance at 1/1/2015	Transfers into Level 3	Transfers out of Level 3	Total gains and (losses) included in net income	Total gains and (losses) included in surplus	Settlements	Ending balance at 12/31/2015
Assets:
Bonds
Industrial and miscellaneous (unaffiliated)	$209	$156	$(184)	$(49)	$(1)	$(55)	$76
Total assets	$209	$156	$(184)	$(49)	$(1)	$(55)	$76

	Beginning balance at 1/1/2014	Transfers into Level 3	Transfers out of Level 3	Total gains and (losses) included in net income	Total gains and (losses) included in surplus	Settlements	Ending balance at 12/31/2014
Assets:
Bonds
Industrial and miscellaneous (unaffiliated)	$88	$293	$(138)	$(30)	$37	$(41)	$209
Total assets	$88	$293	$(138)	$(30)	$37	$(41)	$209

Transfers between level categorizations may occur due to changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads. Transfers between level categorizations may also occur due to changes in the valuation source. Transfers in and out of level categorizations are reported as having occurred at the beginning of the quarter in which the transfer occurred. There were no transfers between Level 1 and 2 during 2015 or 2014.

The following tables present information about significant unobservable inputs used in Level 3 assets measured at fair value for the periods ended December 31, 2015 and 2014:

December 31, 2015
Assets accounted for		Predominant	Significant	Range of Values	Impact of Increase
at Fair Value		Valuation	Unobservable	- Unobservable Inputs	in Input on
on a recurring basis	Fair Value	Method	Input	(Weighted Average) ¹	Fair Value ²
Residential mortgage-	$76	Discounted	Constant prepayment	6% - 20%	Decrease
backed securities ³		cash flows	rate	(13%)
			Constant default rate	1%-3%	Decrease
(2%)
			Loss severity	22% - 75%	Decrease
(37%)

¹ The weighted average is determined based on the fair value of the securities.

²	Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.
³	Primarily mezzanine tranches of non-agency residential mortgage-backed securities and includes $0 of investment grade securities based on NAIC rating.

32

NOTE 3 - INVESTMENTS, (continued)

December 31, 2014
Assets accounted for		Predominant	Significant	Range of Values	Impact of Increase
at Fair Value		Valuation	Unobservable	- Unobservable Inputs	in Input on
on a recurring basis	Fair Value	Method	Input	(Weighted Average) ¹	Fair Value ²
Residential mortgage-	$209	Discounted	Constant prepayment	16% - 18%	Decrease
backed securities ³		cash flows	rate	(17%)
			Constant default rate	1% - 1%	Decrease
(1%)
			Loss severity	22% - 40%	Decrease
(31%)

¹ The weighted average is determined based on the fair value of the securities.

²	Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.
³	Primarily mezzanine tranches of non-agency residential mortgage-backed securities and includes $0 of investment grade securities based on NAIC rating.

The tables below reflect the fair values and book/adjusted carrying values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method. The Company had no financial instruments that were not practicable to calculate a fair value. The fair values are also categorized into the three-level fair value hierarchy as described previously:

	December 31, 2015
	Fair Value	Book /Adjusted Carrying Value	Level 1	Level 2	Level 3
Assets:
Bonds	$8,415,558	$8,294,037	$-	$6,802,465	$1,613,093
Preferred stocks	8,401	8,402	-	8,401	-
Common stocks	413,589	413,589	395,391	18,198	-
Mortgage loans	1,529,789	1,458,519	-	-	1,529,789
Cash, cash equivalents and short-term
investments	238,676	238,676	238,676	-	-
Loans on insurance contracts	566,189	520,163	-	-	566,189
Other investments	106,672	105,855	34,846	28,042	43,784
Investment income due and accrued	103,072	103,072	103,072	-	-
Separate account assets	6,278,575	6,278,575	6,278,575	-	-
Total financial assets	$17,660,521	$17,420,888	$7,050,560	$6,857,106	$3,752,855

Liabilities:
Deposit-type funds	$857,990	$857,978	$-	$-	$857,990
Derivative liabilities	5,782	5,782	5,782	-	-
Borrowings	1,401	1,403	-	-	1,401
Separate account liabilities	6,278,575	6,278,575	6,278,575	-	-
Total financial liabilities	$7,143,748	$7,143,738	$6,284,357	$-	$859,391

33

NOTE 3 - INVESTMENTS, (continued)

	December 31, 2014
	Fair Value	Book /Adjusted Carrying Value	Level 1	Level 2	Level 3
Assets:
Bonds	$7,371,971	$6,970,047	$-	$6,078,204	$1,293,767
Preferred stocks	2,389	1,815	-	-	2,389
Common stocks	408,608	408,608	394,104	14,504	-
Mortgage loans	1,504,955	1,402,651	-	-	1,504,955
Cash, cash equivalents and short-term
investments	158,315	158,315	158,315	-	-
Loans on insurance contracts	372,093	339,893	-	-	372,093
Other investments	71,172	70,074	39,978	27,033	4,161
Investment income due and accrued	79,876	79,876	79,876	-	-
Separate account assets	6,679,996	6,679,996	6,679,996	-	-
Total financial assets	$16,649,375	$16,111,275	$7,352,269	$6,119,741	$3,177,365

Liabilities:
Deposit-type funds	$672,904	$672,362	$-	$-	$672,904
Derivative liavilities	10,826	10,826	10,826	-	-
Borrowings	-	-	-	-	-
Separate account liabilities	6,679,996	6,679,996	6,679,996	-	-
Total financial liabilities	$7,363,726	$7,363,184	$6,690,822	$-	$672,904

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Bonds and preferred stocks: The fair values for bonds and preferred stocks are based on quoted market prices, where available. For bonds and preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair values of loan-backed and structured securities are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Bonds and preferred stocks priced based on observable market information are assigned to Level 2. Bonds and preferred stocks priced based on uncorroborated broker quotes, unobservable market inputs or internal valuations are assigned to Level 3.

Common stocks: For publicly traded securities and mutual funds, fair value is obtained from independent pricing services or fund managers and are assigned to Level 1 as the fair values are based on quoted prices in active markets for identical securities. For stock in FHLB carrying amount approximates fair value and as such are assigned to Level 2. Stocks in affiliates carried on the equity method are not included as part of the fair value disclosure.

Mortgage loans: The fair values of commercial mortgage loans are estimated using discounted cash flow analysis using interest rates currently being offered for similar loans to borrowers with similar credit ratings, credit quality, and maturity of the investments. The fair value of residential mortgage loans was determined based on a discounted cash flow methodology performed by a third party. The discounted cash flow methodology incorporated historical performance, borrower, collateral and underwriting characteristics and broader macroeconomic factors.

Cash, cash equivalents and short-term investments, and investment income due and accrued: The carrying amounts for these instruments approximate their fair values due to the short maturity of these investments.

34

NOTE 3 - INVESTMENTS, (continued)

Other investments and derivative liabilities: Public equity securities are classified as Level 1 securities as the fair values are based on quoted prices in active markets. Exchange traded index call options and equity put options are classified as Level 1 since the valuations are based on quoted net asset values in active markets for identical securities. U.S. government agency securities are classified as Level 2 as the prices are based on observable market data. Index call options where the primary inputs to valuations include broker quotes use the S&P Dividend Yield and Implied Volatility inputs in the Black Scholes Model that is tailored to the remaining term of each call option. In addition, the Company corroborates the broker quotes to Bloomberg and to actual trades and as such are also assigned to Level 2. The fair value for other investments assigned to Level 3 are internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Other investments carried on the equity method are not included as part of the fair value disclosure.

Loans on insurance contracts: The fair values for loans on insurance contracts are estimated using discounted cash flow analysis at interest rates currently offered for similar loans. Loans on insurance contracts with similar characteristics are aggregated for purposes of the calculations.

Deposit-type funds: Deposit-type funds are valued using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Borrowings: The fair value of borrowed money is estimated using discounted cash flow calculations based on current interest rates consistent with the maturity of the obligation.

Separate account assets and liabilities: The fair values of separate account assets are based upon net asset values provided by the fund managers. Separate account liabilities are carried at the fair value of the underlying assets.

NOTE 4 - INCOME TAXES

The application of NAIC SAP requires a company to evaluate the recoverability of gross deferred tax assets and to establish a valuation allowance if necessary to reduce the gross deferred tax asset to an amount which is more likely than not to be realized (adjusted gross deferred tax asset). Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) the timing of their reversals; (4) taxable income in prior carry back years as well as projected taxable earnings exclusive of reversing temporary differences and carry forwards; (5) the length of time that carryovers can be utilized; (6) unique tax rules that would impact the utilization of the deferred tax assets; and (7) tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused.

Based on an evaluation of the above factors, management believes it more likely than not that the adjusted gross deferred tax assets will be realized.

The components of the net deferred tax asset/(liability) as of December 31, 2015 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$254,630	$11,708	$266,338
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	254,630	11,708	266,338
Deferred tax assets non-admitted	96,598	-	96,598
Subtotal net admitted deferred tax assets	158,032	11,708	169,740
Deferred tax liabilities	(23,122)	(46,283)	(69,405)
Net admitted deferred tax assets/(net deferred tax liability)	$134,910	$(34,575)	$100,335

35

NOTE 4 - INCOME TAXES, (continued)

The amount of admitted adjusted gross deferred tax assets under each component of NAIC SAP as of December 31, 2015 is:

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Federal income taxes paid in prior years recoverable through
loss carrybacks	$94,032	$-	$94,032
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	$6,303	$-	$6,303
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$6,303	$-	$6,303
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$211,200
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	$57,697	$11,708	$69,405
Deferred tax assets admitted as the result of application
of NAIC SAP	$158,032	$11,708	$169,740

The components of the net deferred tax asset/(liability) as of December 31, 2014 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$209,722	$9,652	$219,374
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	209,722	9,652	219,374
Deferred tax assets non-admitted	40,086	-	40,086
Subtotal net admitted deferred tax assets	169,636	9,652	179,288
Deferred tax liabilities	(25,015)	(69,468)	(94,483)
Net admitted deferred tax assets/(net deferred tax liability)	$144,621	$(59,816)	$84,805

The amount of admitted adjusted gross deferred tax assets under each component of NAIC SAP as of December 31, 2014 is:

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Federal income taxes paid in prior years recoverable through
loss carrybacks	$-	$-	$-
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	$84,805	$-	$84,805
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$84,805	$-	$84,805
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$230,395
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	$84,831	$9,652	$94,483
Deferred tax assets admitted as the result of application
of NAIC SAP	$169,636	$9,652	$179,288

36

NOTE 4 - INCOME TAXES, (continued)

The changes in the components of the net deferred tax asset/(liability) from December 31, 2014 to December 31, 2015 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$44,908	$2,056	$46,964
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	44,908	2,056	46,964
Deferred tax assets non-admitted	56,512	-	56,512
Subtotal net admitted deferred tax assets	(11,604)	2,056	(9,548)
Deferred tax liabilities	1,893	23,185	25,078
Net admitted deferred tax assets/(net deferred tax liability)	$(9,711)	$25,241	$15,530

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Federal income taxes paid in prior years recoverable through
loss carrybacks	$94,032	$-	$94,032
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	$(78,502)	$-	$(78,502)
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$(78,502)	$-	$(78,502)
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$(19,195)
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	$(27,134)	$2,056	$(25,078)
Deferred tax assets admitted as the result of application
of NAIC SAP	$(11,604)	$2,056	$(9,548)

The Company does not carry any deferred tax liabilities on unrealized capital gains related to investments in affiliates.

The Company used the following amounts in determining the DTA admissibility:

	2015	2014
Ratio percentage used to determine recovery period and
threshold limitation above [Ex DTA ACL RBC ratio]	1,188%	1,367%
Amount of adjusted capital and surplus used to determine
recovery period and threshold limitation above	$1,407,999	$1,535,968

There were no tax planning strategies utilized as of December 31, 2015 or 2014.

The provision for incurred/(recovered) federal income taxes on earnings are:

	Years ended December 31
	2015	2014	2013
Federal	$64,343	$(8,803)	$(34,127)
Foreign	-	-	-
Subtotal	64,343	(8,803)	(34,127)
Federal income tax on net capital gains	31,411	24,675	7,506
Utilization of capital loss carry-forwards	-	-	-
Other	-	(189)	9
Federal and foreign income tax incurred/(recovered)	$95,754	$15,683	$(26,612)

37

NOTE 4 - INCOME TAXES (continued)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

	December 31			Change	Change
	2015	2014	2013	from 2014	from 2013
Deferred tax assets:
Ordinary
Discounting of unpaid losses	$114	$121	$132	$(7)	$(11)
Unearned premium reserve	503	497	434	6	63
Policyholder reserves	50,724	42,104	42,815	8,620	(711)
Investments	1,085	1,451	2,176	(366)	(725)
Deferred acquisition costs	110,741	73,793	71,067	36,948	2,726
Policyholder dividends accrual	7,804	8,534	8,712	(730)	(178)
Fixed assets	688	696	734	(8)	(38)
Compensation and benefits accrual	39,607	41,069	38,663	(1,462)	2,406
Receivables - non-admitted	26,708	24,993	22,835	1,715	2,158
Net operating loss carry-forward	-	-	36,121	-	(36,121)
Tax credit carry-forward	612	960	1,225	(348)	(265)
Other (including items <5% of total
ordinary tax assets)	16,044	15,504	13,474	540	2,030
Subtotal	254,630	209,722	238,388	44,908	(28,666)
Statutory valuation allowance adjustment	-	-	-	-	-
Non-admitted deferred tax assets	96,598	40,086	56,431	56,512	(16,345)
Admitted ordinary deferred tax assets	$158,032	$169,636	$181,957	$(11,604)	$(12,321)

Capital
Investments	$4,925	$3,431	$3,104	$1,494	$327
Real Estate	6,606	5,034	4,951	1,572	83
Other (including items <5% of total
ordinary tax assets)	177	1,187	1,617	(1,010)	(430)
Subtotal	11,708	9,652	9,672	2,056	(20)
Statutory valuation allowance adjustment	-	-	-	-	-
Non-admitted	-	-	-	-	-
Admitted capital deferred tax assets	11,708	9,652	9,672	2,056	(20)
Admitted deferred tax assets	$169,740	$179,288	$191,629	$(9,548)	$(12,341)

Deferred tax liabilities:
Ordinary
Investments	$3,456	$4,249	$3,700	$(793)	$549
Fixed assets	9,230	9,037	6,566	193	2,471
Policyholder reserves	5,699	6,711	7,745	(1,012)	(1,034)
Unearned commissions	3,969	4,256	3,690	(287)	566
Other (including items <5% of total
ordinary tax liabilities)	768	762	849	6	(87)
Subtotal	$23,122	$25,015	$22,550	$(1,893)	$2,465

38

NOTE 4 - INCOME TAXES, (continued)

	December 31			Change	Change
	2015	2014	2013	from 2014	from 2013
Capital
Investments	$46,283	$69,468	$70,900	$(23,185)	$(1,432)
Real estate	-	-	223	-	(223)
Subtotal	$46,283	$69,468	$71,123	$(23,185)	$(1,655)

Deferred tax liabilities	$69,405	$94,483	$93,673	$(25,078)	$810

Net deferred tax assets	$100,335	$84,805	$97,956	$15,530	$(13,151)

The change in the net admitted deferred tax assets was $15,530, $(13,151) and $(6,818) for the years ended December 31, 2015, 2014 and 2013, respectively. The change in non-admitted deferred tax assets of $56,512, $(16,345) and $(101,917) was included in change in non-admitted assets in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2015, 2014 and 2013, respectively.

The change in net deferred income taxes as of December 31 is as follows:

	2015	2014	Change
Total gross deferred tax assets	$266,338	$219,374	$46,964
Total deferred tax liabilities	69,405	94,483	(25,078)
Net deferred tax asset	$196,933	$124,891	72,042
Tax effect of change in unrealized losses and pension liability			(25,817)
Change in net deferred income tax			$46,225

	2014	2013	Change
Total gross deferred tax assets	$219,374	$248,060	$(28,686)
Total deferred tax liabilities	94,483	93,673	810
Net deferred tax asset	$124,891	$154,387	(29,496)
Tax effect of change in unrealized gains and pension liability			5,651
Change in net deferred income tax			$(23,845)

	2013	2012	Change
Total gross deferred tax assets	$248,060	$303,983	$(55,923)
Total deferred tax liabilities	93,673	40,861	52,812
Net deferred tax asset	$154,387	$263,122	(108,735)
Tax effect of change in unrealized gains and pension liability			28,811
Change in net deferred income tax			$(80,077)

39

NOTE 4 - INCOME TAXES, (continued)

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference as of December 31, 2015, 2014 and 2013 were as follows:

	2015	2014	2013
Net gain from operations before income taxes	$44,891	$116,309	$85,735
Net realized capital gains before income taxes	46,453	33,284	135,158
Term coinsurance agreement and emerging profits	-	(3,856)	(182)
Prior year errors	-	(10,931)	9,740
Change in unauthorized reinsurance	-	-	22
Total pre-tax statutory income	91,344	134,806	230,473
Change in non-admitted assets	(4,900)	(6,163)	23,730
IMR amortization	(6,788)	(6,952)	(7,397)
Affordable Care Act assessment	11,251	8,154	-
Tax-exempt income	(11,213)	(17,443)	(19,182)
Intercompany reinsurance transaction	-	-	(49,097)
Realized gain on dissolution of subsidiary	-	-	(1,539)
Investment in subsidiary held for sale	-	-	(4,576)
Dividend from affiliate	-	-	(18,499)
IMR transferred in coinsurance treaties	61,838	-	-
Non-deductible expense	2,481	2,356	2,469
Other	(923)	(380)	(2,440)
Subtotal	143,090	114,378	153,942
Statutory tax rate	0.35	0.35	0.35
Subtotal	50,082	40,032	53,880
Tax credits	(553)	(504)	(415)
Total statutory income taxes	$49,529	$39,528	$53,465

Federal and foreign income tax incurred/(recovered)	$95,754	$15,683	$(26,612)
Change in deferred income tax	(46,225)	23,845	80,077
Total statutory income taxes	$49,529	$39,528	$53,465

The Company has carryovers to subsequent years as follows:

Year of Origination	Foreign Tax Credit Amount	Year of Expiration
2008	$164	2018
2009	$410	2019
2012	$38	2022

At December 31, 2015, the Company did not have any net operating loss, net capital loss and/or alternative minimum tax (AMT) carry forwards.

The amount of federal income which is available for recoupment in the event of future losses is as follows:

Tax Year	Ordinary	Capital	Total
2014	$-	$10,273	$10,273
2015	$61,568	$27,890	$89,458

There were no deposits admitted under IRC Section 6033.

40

NOTE 4 - INCOME TAXES, (continued)

The Company joins in a consolidated federal income tax return filed by AMHC. The members of the affiliated group joining in the AMHC consolidated return are as follows:

Ameritas Holding Company	Calvert Investments, Inc.
Ameritas Investment Partners, Inc.	Calvert Investment Management, Inc.
Ameritas Life Insurance Corp.	Calvert Investment Administrative Services, Inc.
Ameritas Life Insurance Corp. of New York	Calvert Investment Distributors, Inc.
Ameritas Investment Corp.	Calvert Investment Services, Inc.

The Company’s income tax allocation is based upon a written agreement which generally specifies separate return calculation with current credit for net operating losses, net capital losses and/or credits which are used to reduce the portion of the consolidated income tax liability.

The Company has no tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES

In 2015, the Company received $11,722 as a return of capital from its wholly owned subsidiary, Griffin, which was accounted for as a reduction in its carrying value. It was comprised of $4,970 of real estate property and $6,752 of cash. In 2014, the Company received $2,000 as a return of capital from, Griffin, which was accounted for as a reduction in its carrying value.

In 2015 the Company formed Milford Realty, LLC, a limited liability company, and contributed a single real estate property with a fair market value of $4,970.

In 2015, the Company transferred $2,501 in cash into the Ameritas Closed Block to pay for excess dividends paid to closed block policyholders. This transaction was approved by the Department.

In 2015 and 2014, the Company made a capital contribution of $2,500 and $6,000, respectively, to its wholly owned subsidiary, AIC. No additional shares were issued.

In 2014, the Company made a capital contribution of $10,000 to its wholly owned subsidiary, Ameritas-NY. No additional shares were issued.

Effective December 1, 2013, PRBA, Inc. was dissolved and the net assets of PRBA were distributed to the Company. The Company recognized a realized gain of $1,539 in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

During 2013 in order for the Company to surrender its license to sell insurance business in the state of New York, the Company entered into a series of reinsurance transactions to transfer the majority of its New York issued policies to Ameritas-NY as follows:

Effective May 31, 2013, the Company and Ameritas-NY entered into an assumption reinsurance transaction (the Treaty) whereby the Company transferred its New York issued Universal Life, Single Premium Deferred Annuity, Flexible Annuity, Group Retirement Annuities, and Term policies to Ameritas-NY. The New York State Department of Financial Services (NY-DFS) approved the transaction on April 11, 2013 and the Department approved the transaction on April 12, 2013.

On May 31, 2013, assets were transferred to Ameritas-NY at fair value based on an estimate of the liabilities assumed. The final valuation of the liabilities transferred was calculated as of May 31, 2013 and in June 2013 upon which it was determined that an additional asset transfer was required to support the obligations assumed.

41

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES, (continued)

As of May 31, 2013, the following activity was recorded associated with the Treaty:

Reserves for life policies	$717,558
Interest maintenance reserve	44,929
Less: Loans on insurance contracts	17,140
Less: Due, deferred and advance premiums	4,935
Net obligations transferred	740,412
Initial asset transfer at May 31	(733,683)
Additional cash settlement made during June	$6,729

The initial asset transfer on May 31 was comprised of the following asset classes:

	Fair Value	Book Value
Bonds	$622,823	$566,804
Mortgage loans	98,000	89,603
Investment income due and accrued	6,873	6,873
Cash	5,987	5,987
Total	$733,683	$669,267

The difference between the book value of the bonds and mortgage loans transferred of $656,407 and the fair value of $720,823 was recorded as a realized gain or loss, which was categorized in either the IMR ($64,544) or the AVR $128 consistent with the Annual Statement Instructions.

The following is the impact on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis associated with the Treaty:

Pre-tax impact	$-
Federal income tax impact	28,432
Net realized capital gains (losses) impact	22,591
Net income impact	$51,023

Net impact on surplus	$15,641

In 2013, a tax benefit of $28,432 was recorded associated with the assumption in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. The tax benefit included a timing difference of $12,551 associated with the transfer of statutory reserves in excess of tax reserves and tax deferred acquisition costs. The permanent tax benefit difference of $15,881 was associated with the transfer of assets to support liabilities for which the Company had no tax basis. The impact on net realized capital gains (losses) was the result of a timing difference between the recognition of federal income taxes on interest related gains between statutory accounting and federal income tax basis. This difference was offset in surplus through the change in deferred income taxes.

Effective August 30, 2013, the Company and Ameritas-NY entered into three separate coinsurance/modified coinsurance agreements (the Coinsurance Treaties) to reinsure 100% of both the general account risk and separate account risk on the Company’s New York issued variable universal life, variable annuity and group annuity policies with Ameritas-NY. The general account was reinsured on a coinsurance basis and the separate account was reinsured on a modified coinsurance basis. NY-DFS approved these agreements on May 8, 2013 and the Department approved these agreements on July 15 and July 16, 2013.

42

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES, (continued)

Effective August 30, 2013, the Company and Ameritas-NY entered into a coinsurance agreement (the Coinsurance Treaties) to reinsure 100% of the retained portion of the Company’s New York issued participating whole life block of business (Closed Block). A second agreement was also entered into effective August 30, 2013 between Ameritas-NY and the Company to retrocede the New York issued Closed Block policies from Ameritas-NY back to the Company on a coinsurance with funds withheld basis. The retrocession was necessary so that the Closed Block remains intact per the Closed Block Memorandum. NY-DFS approved these agreements on May 29, 2013 and the Department approved these transactions on July 16, 2013.

On August 30, 2013, assets were transferred to Ameritas-NY at fair value based on an estimate of the liabilities assumed. In September 2013, the final valuation of the liabilities transferred was calculated as of August 30 upon which it was determined that an additional asset transfer was required to support the obligations assumed.

As of August 30, 2013, the following activity was recorded associated with the Coinsurance Treaties:

Reserves for life policies	$91,301
Reserves for unpaid claims	422
Incurred, but not reported, claims	56
Dividends payable to policyholders	1,082
Interest maintenance reserve	3,458
Less: Loans on insurance contracts	7,046
Less: Due, deferred and advance premiums	513
Net obligations transferred	88,704
Initial assets transfer at August 30	(88,534)
Additional cash settlement made during September	$170

Coinsurance with funds withheld receivable	$47,016

Modco reserve adjustment	$149,012

The initial asset transfer on August 30 was comprised of the following asset classes:

	Fair Value	Book Value
Bonds	$76,201	$72,273
Mortgage loans	10,831	10,210
Investment income due and accrued	848	848
Cash	654	654
Total	$88,534	$83,985

The final asset transfer of $170 was settled in cash. The difference between the book value of the bonds and mortgage loans transferred of $82,483 and the fair value of $87,032 was recorded as a realized gain or loss, which was categorized in either the IMR ($4,515) or the AVR ($34) consistent with the Annual Statement Instructions.

The following is the impact on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis associated with the Coinsurance Treaties:

Pre-tax impact	$-
Federal income tax impact	484
Net realized capital gains (losses) impact	1,580
Net income impact	$2,064

Net impact on surplus	$429

43

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES, (continued)

In 2013, a tax benefit of $484 was recorded associated with the Coinsurance Treaties in the Summary of Operations and Change in Capital and Surplus – Statutory Basis. This tax benefit was a permanent difference associated with the transfer of assets to support liabilities for which the Company had no tax basis.

The Company ceased to maintain its existing license status in the state of New York effective close of business on September 30, 2013. To protect the remaining New York issued business not covered by assumption and other reinsurance transactions, pursuant to the requirement of Section 1105 of the New York Insurance Law and NY-DFS Regulation 109 (11 N.Y.C.R.R. Part 88), the Company will continue to administer and service those policies under a plan approved by the State of New York. The Company established a New York approved custodial account, in a New York domestic bank funded with assets approved by the NY-DFS. The fair market value of assets held in trust will at all times be at least 117% of the outstanding general account liabilities for the remaining New York issued policies, reduced by policy loans, without regard to the effect of any reinsurance of any remaining New York issued policies. The amounts held in custody will continue to be reported in the general account assets and policy obligations associated with the remaining New York issued policies will continue to be reported as general account liabilities by the Company. On September 30, 2013, approximately $133,000 of assets were placed in the separate custodian account on behalf of the Company’s remaining New York policyholders. At December 31, 2015 and 2014, assets at fair value of $123,794 and $125,843 were held in custody to support these obligations.

Effective November 30, 2013, the Company and Ameritas-NY entered into an assumption reinsurance transaction (the Phoenix Home Life assumption) whereby the Company transferred its disability income business reinsured from Phoenix Mutual Home Life Insurance Company to Ameritas-NY.

On November 30, 2013, assets were transferred to Ameritas-NY at fair value based on an estimate of the liabilities assumed. The final valuation of the liabilities transferred was calculated as of November 30 and in December 2013 it was determined that an additional cash settlement was required for the obligations assumed.

Reserves for accident and health policies	$30,504
Interest maintenance reserve	1,560
Less: Due, deferred and advance premiums	17
Net obligations transferred	32,047
Initial asset transfer at November 30	(34,087)
Additional cash settlement made during December	$(2,040)

The initial asset transfer on November 30 was comprised of the following asset classes:

	Fair Value	Book Value
Bonds	$28,203	$26,141
Mortgage loans	5,559	5,197
Investment income due and accrued	325	325
Total	$34,087	$31,663

The final asset transfer of $2,040 was settled in cash. The difference between the book value of bonds and mortgage loans transferred of $31,338 and the fair value of $33,762 was recorded as a realized gain or loss, which was categorized in either the IMR ($2,410) or the AVR ($14) consistent with the Annual Statement Instructions.

The following is the impact on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis associated with the Phoenix Home Life assumption transaction:

Pre-tax impact	$-
Federal income tax impact	2,117
Net realized capital gains (losses) impact	844
Net income impact	$2,961

Net impact on surplus	$(249)

44

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES, (continued)

Effective October 31, 2013, the Company sold its shares of AFSB to Stifel Bank & Trust for $61,355, less estimated selling cost of ($562), net of 2012 accrual reversals, and recognized a pre-tax capital gain on the sale of $27,701 with a federal income tax benefit of $17,359. The net after tax impact of this sale transaction of $45,060 is reflected in net realized capital gains (losses) on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. An in-kind dividend distribution of residential mortgage loans with a fair value of $13,382 and real estate with a fair value of $1,286 was received from AFSB immediately prior to the sale. Of these amounts, the distribution amount of $2,169 was reflected as a reduction to the Company’s carrying amount in the Balance Sheets – Statutory Basis due to the distribution being in excess of AFSB’s undistributed accumulated earnings on the Company’s books.

The Company offers mutual funds of Calvert Variable Series, Inc. (CVS) and Calvert Variable Products, Inc. (CVP), affiliates, to policyholders through separate accounts. The Company had separate account investments in mutual funds offered through CVS and CVP of $1,562,576 and $1,723,504 as of December 31, 2015 and 2014, respectively.

Calvert provides investment advisory and administrative services to CVS and CVP on a fee basis.

The Company's variable life and annuity products are distributed through AIC. Policies placed by this affiliate generated commission and general insurance expense of $22,851, $23,644 and $22,692 for the years ended December 31, 2015, 2014 and 2013, respectively.

The Company reported the following amounts due from/(to) the below listed affiliates at December 31, 2015 and 2014,which were recorded in other admitted assets and other liabilities in the Balance Sheets-Statutory Basis. The terms of the settlements require that these amounts be settled monthly.

	2015	2014
Ameritas Holding Company	$(2,853)	$(3,829)
Ameritas Life Insurance Corp. of New York	1,527	544
Ameritas Investment Corp.	644	489
Ameritas Investment Partners, Inc.	280	362
Calvert Investments, Inc.	364	409
Griffin Realty, LLC	9	9
Total	$(29)	$(2,016)

The Company provides, as well as receives, technical, financial, legal and marketing support to and from its affiliates under various administrative service and cost-sharing agreements. The net effect on general insurance expenses under these agreements has been a decrease of $14,054, $14,877 and $22,702 for the years ended December 31, 2015, 2014 and 2013, respectively.

In addition, the Company receives investment advisory services from AIP. Costs related to this agreement totaled $11,969, $11,370 and $11,003 of which $11,794, $11,153 and $10,795 are included in investment expenses and the remainder is included in general insurance expenses for the years ended December 31, 2015, 2014 and 2013, respectively.

The Company is charged a fee for the use of furniture and equipment owned by an affiliate. The amount of fees recorded relating to these transactions was $665, $540 and $1,269 for the years ended December 31, 2015, 2014 and 2013, respectively.

45

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES, (continued)

The Company submitted its non-insurance subsidiary, controlled and affiliated entities (non-insurance SCA) filings with the NAIC related to December 31, 2014 on May 26, 2015, in which resubmission of the filing was not required. Additional information regarding this filing is as follows:

	Gross Amount	Non- admitted Amount	Admitted Asset Amount	Date of Filing to NAIC	Type of NAIC Filing	NAIC Response Received	NAIC Valuation
Ameritas Investment Corp.	$17,833	$-	$17,833	5/26/2015	Sub-2	YES	$17,833
Calvert Investments, Inc.	57,061	-	57,061	5/26/2015	Sub-2	YES	57,061
Aggregate total	$74,894	$-	$74,894	xxx	xxx	xxx	$74,894

The Company submitted its non-insurance SCA filings with the NAIC related to December 31, 2013 on May 27, 2014, in which resubmission of the filing was not required. Additional information regarding this filing is as follows:

	Gross Amount	Non- admitted Amount	Admitted Asset Amount	Date of Filing to NAIC	Type of NAIC Filing	NAIC Response Received	NAIC Valuation
Ameritas Investment Corp.	$15,798	$-	$15,798	5/27/2014	Sub-2	YES	$15,798
Acacia Life Insurance
Company (preferred stock)	2,500	-	2,500	5/27/2014	Sub-2	YES	2,500
Calvert Investments, Inc.	48,955	-	48,955	5/27/2014	Sub-2	YES	48,762
Aggregate total	$67,253	$-	$67,253	xxx	xxx	xxx	$67,060

The Company owns Ameritas-NY for which the audited statutory equity reflects a departure from the NAIC SAP due to state of domicile prescribed practice. This amount was immaterial for 2015 and 2014.

NOTE 6 - EMPLOYEE BENEFITS

The Company has unfunded, non-qualified pension plans (the NQ Plans) where the Company makes payments under certain voluntary arrangements for retirement benefits, which are not provided for under the AHC sponsored defined benefit pension plan.

The Company has deferred compensation plans covering the Board of Directors, certain management employees and agents. The Company's method of accounting for these plans is the accrual method. Effective September 22, 2014, the Company established a Rabbi Trust to protect the interests of certain deferred compensation participants. Assets of $20,724 were transferred to U.S. Bank, N.A., the trustee of the Rabbi Trust, on behalf of these participants.

The measurement date for the Company’s NQ Plans was December 31. A summary of the obligations and assumptions are as follows:

	Underfunded Pension Benefits
	2015	2014	2013
Benefit obligation at beginning of year	$49,970	$45,570	$47,822
Service cost	339	269	304
Interest cost	1,882	1,992	1,833
Actuarial (gain) loss	(1,135)	5,860	(1,679)
Benefits paid	(3,689)	(3,721)	(3,755)
Transfer	-	-	1,045
Benefit obligation at end of year	$47,367	$49,970	$45,570

46

NOTE 6 - EMPLOYEE BENEFITS, (continued)

	Pension Benefits
	2015	2014	2013
Underfunded
Liabilities recognized
Accrued benefit costs	$30,857	$31,040	$31,433
Liability for pension benefits	16,510	18,930	14,137
Total net periodic benefit cost	$47,367	$49,970	$45,570
Unrecognized liabilities	$16,510	$18,930	$14,137

The components of net periodic benefit cost are as follows:

	Pension Benefits
	2015	2014	2013
Service cost	$339	$269	$304
Interest cost	1,882	1,992	1,833
Amount of recognized losses	1,593	1,065	1,568
Amount of prior service cost recognized	2	2	2
Total net periodic benefit cost	$3,816	$3,328	$3,707

Amounts in unassigned surplus recognized as components of net periodic benefit cost:

	Pension Benefits
	2015	2014	2013
Items not yet recognized as a component of net
periodic cost - prior year	$18,930	$14,137	$16,993
Net prior service credit recognized	(2)	(2)	(2)
Net (gain) loss arising during the period	(1,135)	5,860	(1,286)
Net loss recognized	(1,283)	(1,065)	(1,568)
Items not yet recognized as a component of net
periodic cost - current year	$16,510	$18,930	$14,137

The amounts in unassigned surplus expected to be recognized in the next fiscal year as components of net periodic benefit cost are as follows:

	Pension Benefits
	2015	2014	2013
Net prior service cost	$1	$2	$2
Net recognized losses	1,299	1,442	1,111

The amounts in unassigned surplus that have not yet been recognized as components of net periodic benefit cost are as follows:

	Pension Benefits
	2015	2014	2013
Net prior service cost	$1	$2	$5
Net unrecognized losses	16,509	18,928	14,132

47

NOTE 6 - EMPLOYEE BENEFITS, (continued)

The weighted-average assumptions are as follows:

		Pension Benefits
	2015	2014	2013
Weighted-average assumptions used to determine net periodic
benefit cost as of December 31:
Weighted average discount rate	3.89%	4.54%	3.76%
Rate of compensation increase	4.42%	4.41%	4.39%

Weighted-average assumptions used to determine projected
benefit obligation as of December 31:
Weighted average discount rate	4.27%	3.89%	4.54%
Rate of compensation increase	4.43%	4.42%	4.41%

Future expected pension benefit payments are as follows:

Year	Amount
2016	$3,562
2017	$3,567
2018	$3,483
2019	$3,440
2020	$4,327
2021-2025	$18,569

The accumulated pension benefit obligation for the defined pension benefit plan is as follows:

	December 31, 2015	December 31, 2014

Accumulated benefit obligation	$46,414	$48,658

Projected benefit obligation (PBO)	$47,367	$49,970
Unfunded status (PBO - Plan assets)	$47,367	$49,970

Unrecognized items:
Prior service cost, net of tax	$-	$2
Unrecognized losses, net of tax	10,731	12,303
Total unrecognized items, net of tax	$10,731	$12,305

The Company participates in the Ameritas Pension Plan (the Plan), of which AHC is the plan sponsor. The Company recognized expenses equal to its proportionate share of Plan funding for the years ended December 31, 2015, 2014 and 2013 totaling $19,817, $19,811 and $19,726, respectively.

Total net periodic benefit cost for the Plan was recorded in general insurance expenses in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2015, 2014 and 2013.

The Company's employees and agents participate in defined contribution plans sponsored by AHC that cover substantially all full-time employees and agents. In addition, certain of the Company’s employees participate in an unfunded, non-qualified defined contribution plan sponsored by AHC. Company matching contributions under the defined contribution plans range from 0.5% to 3.0% of the participant’s compensation. In addition, for eligible employees who are not Plan participants, the Company makes a contribution of 6.0% of the participant's compensation for those employees hired prior to January 1, 2006 and 5.0% of the participant's compensation for those hired after January 1, 2006. Contributions by the Company to the employee and agents defined contribution plans were $10,174, $9,703 and $9,280 in 2015, 2014 and 2013, respectively.

48

NOTE 6 - EMPLOYEE BENEFITS, (continued)

Additionally, the Company participates in a postretirement benefit plan sponsored by AHC. The expense for the postretirement benefit plan was entirely paid by AHC. The Company will be allocated these costs based primarily on employee counts. The Company made no payments in 2015 and 2014. In 2013, the Company paid $1,300 to AHC on behalf of its participation in two Voluntary Employee’s Beneficiary Associations (VEBAs) for the postretirement medical and life insurance benefits.

NOTE 7 - DIVIDEND RESTRICTIONS AND SURPLUS

The Company is subject to regulation by the Department, which restricts the advancement of funds to parent and affiliated companies as well as the amount of dividends that may be paid without prior approval. Dividend payments by the Company, when aggregated with all other dividends in the preceding 12 months, cannot exceed the greater of 10% of surplus as of the preceding year-end or the statutory net gain from operations for the previous calendar year, without prior approval from the Department. Based on this limitation, the Company would be able to pay $150,903 in dividends in 2016, without prior approval. The Company paid ordinary dividends of $20,000 to AHC, its parent, in 2015, 2014 and 2013.

Unassigned surplus represents the undistributed and unappropriated amount of surplus at the statement date. The cumulative effect related to the portion of unassigned surplus represented or reduced by each of the following items as of December 31:

	2015	2014	2013
Unrealized capital gains, net of taxes	$9,652	$78,762	$68,441
Non-admitted asset values	(172,906)	(111,495)	(121,678)
Asset valuation reserve	(153,917)	(150,223)	(132,382)

On November 1, 1996, the Company issued $50,000 of 8.20% Surplus Notes. The Notes mature on November 1, 2026 and may not be redeemed prior to maturity. The Notes are unsecured and subordinated to all present and future policy claims, prior claims and senior indebtedness. These Notes were underwritten by Merrill Lynch & Co. with the trustee as Bank of New York. Subject to prior written approval of the Department, these Notes will pay interest semi-annually on May 1 and November 1. In accordance with Department regulations, interest cannot be accrued until written approval has been received. Interest totaling $4,100 was paid in 2015, 2014 and 2013 and included as reduction to net investment income on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. The carrying amount of the Notes totaling $49,906 and $49,897 at December 31, 2015 and 2014, respectively, (face value of $50,000 less unamortized discount of $94 and $103 in 2015 and 2014, respectively) was recorded in capital and surplus.

NOTE 8 - COMMITMENTS AND CONTINGENCIES

At December 31, 2015 and 2014, respectively, the Company had outstanding agreements to fund mortgages totaling $68,090 and $59,861. In addition at December 31, 2015 and 2014, respectively, the Company has committed to invest $155,278 and $79,171 in equity-type limited partnerships in subsequent years. These transactions are in the normal course of operations and are not reflected in the accompanying statutory basis financial statements. The Company’s exposure to credit loss is represented by the contractual notional amount of these instruments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

The Company had $0 and $15,000 unsecured line of credit available at December 31, 2015 and 2014, respectively. No balance was outstanding at any time during 2015 and 2014. The Company has terminated the line of credit effective as of December 1, 2015.

49

NOTE 8 - COMMITMENTS AND CONTINGENCIES, (continued)

Affordable Care Act (ACA) Assessments

The Company is subject to an annual fee under section 9010 of the Federal Affordable Care Act (ACA). This annual fee is allocated to individual health insurers based on the ratio of the amount of the entity's net premiums written during the preceding calendar year to the amount of health insurance for any U.S. health risk that is written during the preceding calendar year. A health insurance entity's portion of the annual fee becomes payable once the entity provides health insurance for any U.S. health risk for each calendar year beginning on or after January 1, of the year the fee is due. As of December 31, 2015, the Company has written health insurance subject to the ACA assessment and expects to conduct health insurance business in 2016. The Company estimates its portion of the annual health insurance industry fee to be payable on September 30, 2016 to be $10,300. This amount is reflected in special surplus – Affordable Care Act fee assessment on the Balance Sheets – Statutory Basis. This assessment is expected to impact the Company’s Risk Based Capital (RBC) calculation by an increase of $6.

Reporting the ACA assessment as of December 31, 2015 and 2014 would not have triggered a RBC action level.

	2015	2014
ACA fee assessment payable for the upcoming year	$10,300	$10,900
ACA fee assessment paid	11,251	8,154
Premium written subject to ACA 9010 assessment	609,089	623,805
Total Adjusted Capital before surplus adjustment	1,689,570	xxx
Total Adjusted Capital after surplus adjustment	1,679,270	xxx
Authorized Control Level	133,774	xxx

Guaranty Funds Assessments

As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. For 2015, 2014 and 2013 the charge to operations related to these assessments did not have a material impact. The estimated liability of $2,695 and $2,926 at December 31, 2015 and 2014, respectively, was based on data provided by the National Organization of Life & Health Guaranty Associations and is included in other liabilities in the Balance Sheets - Statutory Basis. At December 31, 2015 and 2014, the Company had a receivable of $2,235 and $2,156, respectively, for amounts recoverable against premium taxes which is included in other admitted assets in the Balance Sheets - Statutory Basis.

Effective March 11, 2015, the Company, along with five other Nebraska domiciled accident and health licensed insurance companies, entered into a limited guaranty agreement with a line of credit made available to the Nebraska Life and Health Insurance Guaranty Association, a nonprofit unincorporated legal entity created by the Nebraska Life and Health Insurance Guaranty Association Act. The Company irrevocably and unconditionally guarantees a maximum individual liability under this agreement that is limited to 2% of the guaranteed obligations. The guaranteed obligations are unknown at December 31, 2015, hence the Company had no outstanding balance related to this guaranty nor was an amount estimable to record as a potential liability at this date.

Litigation and Regulatory Examination

From time to time, the Company is subject to litigation and regulatory examination in the normal course of business. Management does not believe that the Company is party to any such pending litigation or examination which would have a material adverse effect on its financial condition or results of its operations.

There were no claims (per claim or claimant) where amounts paid to settle were related to extra contractual obligations or bad faith claims resulting from lawsuits during 2015 and 2014.

Uncollectibility of Assets

The Company had admitted assets of $10,114 and $8,599 at December 31, 2015 and 2014, respectively, in accounts receivable for uninsured plans included in other admitted assets on the Balance Sheets – Statutory Basis. The Company routinely assesses the collectibility of these receivables. Based upon Company experience, less than 1% of the balance may become uncollectible and the potential loss is not material to the Company’s financial condition.

50

NOTE 9 – GAIN OR LOSS TO THE REPORTING ENTITY FROM UNINSURED ACCIDENT AND HEALTH PLANS

ASO Plans

The gain from operations from administrative services only (ASO) uninsured plans, which is reported within general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis, is as follows for the year ended December 31:

	2015	2014	2013
Net reimbursement for administrative expenses (including
administrative fees) in excess of actual expenses	$2,201	$1,830	$2,016
Net gain from operations	$2,201	$1,830	$2,016

Total claim payment volume	$158,522	$136,424	$133,418

Under NAIC SAP, claim payments related to ASO uninsured plans are excluded from the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

ASC Plans

The gain from operations from administrative services contract (ASC) uninsured plans which is reported within general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis is as follows for the year ended December 31:

	2015	2014	2013
Gross reimbursement for medical cost incurred	$20,791	$19,644	$19,270
Other income or expenses (including interest paid
to or received from plans)	10	11	12
Gross expenses incurred (claims and administrative)	19,309	18,569	18,315
Net gain from operations	$1,492	$1,086	$967

NOTE 10 - LEASES

The Company leases office space under operating lease agreements that expire at various dates through 2031. Certain rental commitments have renewal options extending through the year 2031. Some of these leases include escalation clauses, which vary with levels of operating expense. Rental expense under these leases totaled $3,922, $3,720 and $4,666 in 2015, 2014 and 2013, respectively. In addition, the Company entered into a space sharing agreement with Calvert in January 2011 and the amount expensed was $494 for the years ended December 31, 2015, 2014 and 2013.

The Company has subleased a portion of this office space and received sublease income recorded as an offset to general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis of $518, $504, and $491 in 2015, 2014 and 2013, respectively.

Future minimum lease payments under noncancellable operating leases consisted of the following at December 31, 2015:

Year	Amount
2016	$3,954
2017	3,395
2018	2,879
2019	2,483
2020 and thereafter	3,255
Total	$15,966

51

NOTE 11 - MANAGING GENERAL AGENTS AND THIRD-PARTY ADMINISTRATORS

The Company has a third-party administrator, Tax Favored Benefits (TFB) for which direct premiums written exceed 5% of total capital and surplus. TFB writes group annuity, ordinary life and accident and health business, does not have an exclusive contract, and has been granted the authority for underwriting authority. The total amount of direct premiums written by TFB was $102,502, $117,110 and $91,145 for the years ended December 31, 2015, 2014 and 2013, respectively. The Company had various other third party administrators and managing general agents during these periods, however their direct premiums written did not exceed 5% of total capital and surplus. The total amount of direct premiums written by third-party administrators was $283,885, $301,521 and $269,276 for the years ended December 31, 2015, 2014 and 2013, respectively.

NOTE 12 - OTHER ITEMS

Securities on Deposit

Bonds and cash with a book/adjusted carrying value of $125,848 and $125,578 at December 31, 2015 and 2014, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

The Company was required by the NY-DFS to place bonds with a book/adjusted carrying value of $110,938 and $113,206 and cash of $6,934 and $4,177 at December 31, 2015 and 2014, respectively, into a Regulation 109 deposit account with the State of New York as a result of its delicensure in the state as of September 30, 2013.

NOTE 13 - SUBSEQUENT EVENTS

The Company has evaluated events subsequent to December 31, 2015 and through March 22, 2016, the date the financial statements were available to be issued.

NOTE 14 - REINSURANCE

In the ordinary course of business, the Company assumes and cedes reinsurance with other insurers and reinsurers. These arrangements provide greater diversification of business and limit the maximum net loss potential on large or hazardous risks. These reinsured risks are treated in the financial statements as risks for which the Company is not liable. Accordingly, policy liabilities and accruals, including incurred but not reported claims, are reported in the financial statements net of reinsurance assumed and ceded. A contingent liability exists with respect to the amount of such reinsurance in the event that the reinsuring companies are unable to meet their obligations. Reinsurance of risk does not discharge the primary liability of the Company, the Company remains contingently liable with respect to any reinsurance ceded, and this contingency would become an actual liability in the event that the assuming company becomes unable to meet its obligation under the reinsurance treaty.

The Company conducts reinsurance business with Ameritas-NY and other non-affiliated companies. No policies issued by the Company have been reinsured with a foreign company, which is controlled either directly or indirectly, by a party not primarily engaged in the business of insurance.

Reinsurance premium transactions with affiliated and non-affiliated companies are summarized as follows:

	Years Ended December 31
	2015	2014	2013
Assumed	$1,323,252	$69,217	$125,187
Ceded	(186,730)	(185,672)	(451,971)
Reinsurance premiums, net	1,136,522	(116,455)	(326,784)

The reinsurance premiums, net are included in the premium income, net in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

52

NOTE 14 – REINSURANCE, (continued)

The following is a summary of affiliated transactions through reinsurance operations (see Note 5 – Information Concerning Parent, Subsidiaries, Affiliates and Related Parties for 2013 transaction detail):

	Years Ended December 31
	2015	2014	2013
Premium income:
Assumed	$3,495	$3,482	$53,410
Ceded	(2,707)	(271)	(258,736)
Reserves for life, accident and health policies:
Assumed	50,288	49,639	50,495
Ceded	90,944	92,039	131,637

The Company entered into two coinsurance transactions of participating life blocks with a third party effective on December 1, 2015. Under the terms of the coinsurance agreements, assets of $1,356,629 and liabilities of $1,405,962 were transferred to the Company, resulting in a commission and expense allowance of $49,333.

At December 1, 2015, the following activity associated with the coinsurance agreements was recorded in the Balance Sheets – Statutory Basis:

Bonds	$1,044,000
Short-term investments	114,159
Loans on insurance contracts	165,295
Investment income due and accrued	17,317
Deferred and uncollected premiums	6,714
Other reinsurance receivables	9,144
Assets transferred	$1,356,629

Reserves for life policies	$(1,212,754)
Deposit-type funds	(90,179)
Reserves for unpaid claims	(17,358)
Dividends payable to policyholders	(19,233)
Interest maintenance reserve	(61,838)
Other reinsurance payables	(4,600)
Liabilities transferred	(1,405,962)

The following is the impact on the Summary of Operations and Changes in Capital and Surplus - Statutory Basis associated with the coinsurance transactions at December 1, 2015:

Pre-tax impact	$(49,333)
Federal income tax impact	(46,763)
Net income impact	$(96,096)

Net impact on surplus	$(84,037)

A tax expense of $46,763 was recorded in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis, which included the tax proxy deferred acquisitions costs and the transfer of the excess of statutory over tax reserves. A permanent tax difference of $21,643 was associated with the transfer of assets to support liabilities for which the Company had no tax basis.

53

NOTE 14 – REINSURANCE, (continued)

As of December 31, 2015, invested assets of $1,220,012 were held in trust to support the obligations reinsured under the coinsurance agreements. The amounts held in trust are to be used solely to fund obligations incurred under the coinsurance agreements and represent 6.7% of the Company’s admitted assets at December 31, 2015.

NOTE 15 - CHANGES IN UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES

The change in the liability for unpaid accident and health claims and claim adjustment expenses, which is reported in reserves for unpaid claims and reserves for life, accident and health policies in the Balance Sheets – Statutory Basis, is summarized as follows:

	2015	2014	2013
Total reserve for unpaid claims at January 1	$251,502	$234,182	$245,524
Less reinsurance assumed	(18,353)	(21,123)	(55,385)
Plus reinsurance ceded	111,132	106,966	110,293
Direct balance	344,281	320,025	300,432

Incurred related to:
Current year	499,755	514,844	489,102
Prior year	(5,119)	(3,346)	(3,383)
Total incurred	494,636	511,498	485,719

Paid related to:
Current year	400,780	422,064	405,041
Prior year	69,755	65,178	61,085
Total paid	470,535	487,242	466,126

Direct balance	368,382	344,281	320,025
Plus reinsurance assumed	17,945	18,353	21,123
Less reinsurance ceded	(122,523)	(111,132)	(106,966)
Total reserve for unpaid claims at December 31	$263,804	$251,502	$234,182

As a result of favorable settlement of prior years’ estimated claims, the provision for claims and claim adjustment expenses decreased by $5,119, $3,346 and $3,383 for the years ended December 31, 2015, 2014 and 2013, respectively.

The Company paid assumed reinsurance claims of $60,772, $61,597 and $70,194 and incurred assumed reinsurance claims of $60,364, $58,827 and $35,932 for the years ended December 31, 2015, 2014 and 2013, respectively. The reinsurance assumed reserves were reduced in 2013 for $30,057 which was transferred to Ameritas NY for the Phoenix Home Life assumption (see Note 5 – Information Concerning Parent, Subsidiaries, Affiliates and Related Parties).

The Company paid ceded reinsurance claims of $14,794, $15,095 and $14,587, and incurred ceded reinsurance claims of $26,185, $19,261 and $11,260 for the years ended December 31, 2015, 2014 and 2013, respectively.

Anticipated salvage and subrogation are not included in the Company’s determination of the liability for unpaid claims/losses.

NOTE 16 - RESERVES FOR LIFE, ACCIDENT AND HEALTH POLICIES

The Company waives deduction of deferred fractional premiums due upon death of the insured and returns any portion of the final premium beyond the date of death on traditional business. Surrender values are not provided in excess of legally computed reserves.

Additional premiums are charged for policies issued on substandard lives according to underwriting classification. Reserves for substandard policies are included in the reserves for life, accident and health policies as reflected on the Balance Sheets – Statutory Basis. The corresponding reserves held on such policies are calculated using the same interest rate as standard policies, but employ mortality rates which are multiples of standard mortality.

54

NOTE 16 - RESERVES FOR LIFE, ACCIDENT AND HEALTH POLICIES, (continued)

As of December 31, 2015 and 2014, respectively, the Company had $4,683,546 and $4,682,645 of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Department. Reserves to cover the above insurance totaled $21,668 and $21,181 at December 31, 2015 and 2014, respectively.

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of annuity reserves and deposit-type funds at December 31 are as follows:

	2015
	General Account	Separate Account with Guarantees	Separate Account Non- guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With market value adjustment	$1,053,312	$-	$-	$1,053,312	10.9%
At book value less current
surrender charge of 5% or more	536,103	-	-	536,103	5.5%
At fair value	-	-	5,441,418	5,441,418	56.2%
Total with market value adjustment
or at fair value	1,589,415	-	5,441,418	7,030,833	72.7%
At book value without adjustment
(minimal or no charge or adjustment)	1,957,847	-	-	1,957,847	20.2%
Not subject to discretionary withdrawal	685,562	-	-	685,562	7.1%
Total gross	4,232,824	-	5,441,418	9,674,242	100.0%
Reinsurance ceded	39,448	-	-	39,448
Total annuity reserves and
deposit-type funds	$4,193,376	$-	$5,441,418	$9,634,794

	2014
	General Account	Separate Account with Guarantees	Separate Account Non- guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With market value adjustment	$977,780	$-	$-	$977,780	10.1%
At book value less current surrender
charge of 5% or more	429,516	-	-	429,516	4.4%
At fair value	-	-	5,772,725	5,772,725	59.5%
Total with market value adjustment
or at fair value	1,407,296	-	5,772,725	7,180,021	74.0%
At book value without adjustment
(minimal or no charge or adjustment)	1,877,027	-	-	1,877,027	19.3%
Not subject to discretionary withdrawal	645,735	-	-	645,735	6.7%
Total gross	3,930,058	-	5,772,725	9,702,783	100.0%
Reinsurance ceded	40,675	-	-	40,675
Total annuity reserves and
deposit-type funds	$3,889,383	$-	$5,772,725	$9,662,108

55

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

The following information is obtained from the applicable Exhibit in the Company’s December 31 Annual Statements and related Separate Accounts Annual Statements, both of which are filed with the Department, and is provided to reconcile annuity reserves and deposit-type funds to amounts reported in the Balance Sheets – Statutory Basis as of December 31:

	2015	2014
Life and Accident and Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)	$3,314,057	$3,194,117
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	21,341	22,904
Exhibit 7, Deposit-Type Contracts, Line 14, Column 1	857,978	672,362
	4,193,376	3,889,383
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2	5,441,418	5,772,725
Total	$9,634,794	$9,662,108

NOTE 18 - PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations as of December 31 are as follows:

	2015		2014
Type	Gross	Net of Loading	Gross	Net of Loading
Ordinary new business	$5,597	$3,758	$5,509	$3,573
Ordinary renewal	35,683	46,217	12,228	23,452
Group life	1	1	1	1
Total	$41,281	$49,976	$17,738	$27,026

NOTE 19 - SEPARATE ACCOUNTS

Separate accounts held by the Company offer no investment experience guarantees and relate to individual variable life and annuity policies and group annuity contracts of a nonguaranteed return nature, as approved by the state of domicile pursuant to the Company’s certificate of authority. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The assets and liabilities of the account are legally separated or insulated from other Company assets and liabilities. The assets of the separate account are carried at fair value.

Variable life and annuities provide an incidental death benefit of the greater of account value or premium paid. The Company offers a policy with a step up minimum guaranteed death benefit option and a guaranteed lifetime withdrawal benefit. The minimum guaranteed death benefit reserve and the guaranteed lifetime withdrawal benefit reserve is held in reserves for life, accident and health policies line of the Balance Sheets – Statutory Basis.

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. As of December 31, 2015, the Company reported assets and liabilities from variable universal life, variable annuities, and group annuities product lines in a separate account.

In accordance with the products/transactions recorded within the separate account, assets are considered legally insulated from the general account.

As of December 31, 2015 and 2014 the Company’s Separate Account Statements included legally insulated assets of $6,278,575 and $6,679,996, respectively.

The Company does not engage in securities lending transactions within the separate account.

56

NOTE 19 - SEPARATE ACCOUNTS, (continued)

Information regarding the nonguaranteed separate accounts of the Company is as follows:

	2015	2014	2013
For the year ended December 31:
Premiums, considerations or deposits	$692,103	$738,843	$741,472
At December 31:
Reserves by valuation basis
For accounts with assets at:
Fair value	$6,213,349	$6,607,665

Reserves subject to discretionary withdrawal:
At fair value	$6,213,349	$6,607,665
Total included in “Separate account liabilities” in the
Balance Sheets – Statutory Basis	$6,213,349	$6,607,665

Following is a reconciliation of net transfers to (from) separate accounts at December 31:

	2015	2014	2013
Transfers as reported in the Statements of Income and
Changes in Surplus of the Separate Accounts Statement:
Transfers to the separate accounts	$692,103	$738,843	$741,472
Transfers from the separate accounts	(970,005)	(980,606)	(996,806)
Net transfers from the separate accounts	(277,902)	(241,763)	(255,334)
Reconciling adjustments:
Other	-	(8)	(52)
Net transfers from separate accounts in the Summary of
Operations and Changes in Capital and Surplus –Statutory
Basis of the Company	$(277,902)	$(241,771)	$(255,386)

NOTE 20 - RECONCILIATION OF STATUTORY NET INCOME AND SURPLUS TO GAAP NET INCOME AND EQUITY

A reconciliation of net income and capital and surplus of the Company as determined in accordance with NAIC SAP to amounts determined in accordance with GAAP is as follows:

	2015	2014	2013
Statutory net income (loss) as reported	$(9,498)	$129,843	$191,575
Insurance reserves	77,293	(17,091)	76,515
Deferred policy acquisition costs and intangible assets	16,010	1,341	(18,492)
Deferred income taxes and other tax reclassifications	45,401	(27,771)	(64,892)
Gains and losses on investments	(1,700)	(3,125)	483
Income related to investments	(26,120)	6,948	(81,650)
Earnings of subsidiaries	3,575	4,862	(9,216)
Modco reserve adjustment	-	-	(12,272)
CARVM/CRVM reinsurance adjustment	-	-	5,746
Other	(1,142)	1,715	4,094
GAAP net income	$103,819	$96,722	$91,891

57

NOTE 20 - RECONCILIATION OF STATUTORY NET INCOME AND SURPLUS TO GAAP NET INCOME AND EQUITY, (continued)

	2015	2014	2013
Statutory surplus as reported	$1,511,527	$1,623,458	$1,552,691
Insurance reserves	106,585	(182,403)	(125,875)
Deferred policy acquisition costs and intangible assets	642,005	680,774	634,501
Deferred income taxes	(268,890)	(337,566)	(299,420)
Valuation of investments	(59,670)	391,158	284,495
Statutory investment reserves	243,591	179,759	164,803
Goodwill	13,383	13,383	13,383
Subsidiary equity	164,900	154,895	138,248
Statutory non-admitted assets	172,906	111,495	121,678
Surplus notes	(49,624)	(49,590)	(49,556)
Other	(2,827)	1,921	(5,066)
GAAP equity	$2,473,886	$2,587,284	$2,429,882

58

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

a) Financial Statements

The financial statements of the subaccounts of Ameritas Life Insurance Corp. Separate Account LLVA and Ameritas Life Insurance Corp. are filed in Part B. They include:

Subaccounts of Ameritas Life Insurance Corp. Separate Account LLVA:
Report of Deloitte & Touche LLP, independent registered public accounting firm.
Statements of Net Assets as of December 31, 2015.
Statements of Operations for the period ended December 31, 2015.
Statements of Changes in Net Assets for the periods ended December 31, 2015 and 2014.
Notes to Financial Statements for the periods ended December 31, 2015 and 2014.

Ameritas Life Insurance Corp.:
Report of Deloitte & Touche LLP, independent auditors.
Balance Sheets – Statutory Basis as of December 31, 2015 and 2014.
Summary of Operations and Changes in Capital and Surplus – Statutory Basis for each of the three years in the period ended December 31, 2015.
Statements of Cash Flows – Statutory Basis for each of the three years in the period ended December 31, 2015.
Notes to Financial Statements – Statutory Basis for the years ended December 31, 2015, 2014, and 2013.

All schedules of Ameritas Life Insurance Corp. for which provision is made in the applicable accounting regulations of the Securities and Exchange Commission are not required under the related instructions, are inapplicable or have been disclosed in the Notes to the Statutory Basis Financial Statements and therefore have been omitted.

There are no financial statements included in Parts A or C.

Item 24. Financial Statements and Exhibits (continued)

b) Exhibits

Exhibit Number	Description of Exhibit

(1)		Resolution of Board of Directors of Ameritas Life Insurance Corp. establishing Ameritas Life Insurance Corp. Separate Account LLVA. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 initial Registration Statement for File No. 333-05529, filed June 7, 1996, EX-99.B1.
(2)		Custody Agreements. Not Applicable
(3)	(a)	Third Amended and Restated Principal Underwriting Agreement. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 6 to Registration No. 333-182090, filed February 25, 2015, EX.99.3(a).
(3)	(b)	Form of Selling Agreement. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 1 to Registration No. 333-151913, filed April 9, 2009, EX-99.C.
(4)	(a)	Form of Variable Annuity Contract. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 initial Registration Statement for File No. 333-120972, filed December 3, 2004, EX-4.
(4)	(b)	Guaranteed Lifetime Withdrawal Benefit 2 Rider. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 initial Registration Statement for File No. 333-182091, filed June 13, 2012, EX-4.
(5)		Form of Application for Variable Annuity Contract. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 Pre-Effective Amendment No. 1 to Registration No. 333-205138, filed September 15, 2015, EX.5.
(6)	(a)	Amended and Restated Articles of Incorporation of Ameritas Life Insurance Corp. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 5 to Registration No. 333-182090, filed April 22, 2014, EX99.A.
(6)	(b)	Amended and Restated By-laws of Ameritas Life Insurance Corp. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Post-Effective Amendment No. 9 to Registration No. 333-151912, filed February 24, 2016, EX-99.F2.
(7)		Reinsurance Agreements. Not applicable.
(8)	(a)	Participation Agreements.
	(1)	AIM/Invesco. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 initial Registration Statement for File No. 333-151912, filed June 25, 2008, EX-99.H.1.
	(2)	American Century. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 initial Registration Statement for File No. 333-151913, filed June 25, 2008, EX. 99.H.2.
	(3)	Calvert Variable Series and Calvert Variable Products. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 13 to Registration No. 333-142483, filed April 18, 2011, EX.99.H(1).
	(4)	Deutsche Variable Series I and II. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Pre-Effective Amendment No. 1 to Registration No. 333-151912, filed November 12, 2008, EX.99.H.1.
	(5)	DFA. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 Post Effective Amendment No. 10 to Registration No. 333-120972, filed April 18, 2011, EX-99.H.
	(6)	Fidelity Variable Insurance Products Funds. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Pre-Effective Amendment No. 1 to Registration No. 333-151912, filed November 12, 2008, EX.99.H.2.
	(7)	Franklin Templeton. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 initial Registration Statement for File No. 333-151912, filed June 25, 2008, EX-99.H.4.
	(8)	MFS Variable Insurance Trust. Incorporated by reference to Ameritas Variable Separate Account V Form S-6 initial Registration Statement for File No. 333-15585, filed November 6, 1996, EX-99.A8C.
	(9)	MFS Variable Insurance Trust II. Incorporated by reference to Carillon Account Form N-4 initial Registration Statement for No. 333-197146, filed July 1, 2014, EX-99.8(k).

	(10)	Neuberger Berman. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 initial Registration Statement for File No. 333-05529, filed June 7, 1996, EX-99.B8A.
	(11)	PIMCO. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6/A Pre-Effective Amendment No. 1 to Registration No. 333-151912, filed November 12, 2008, EX.99.H.3.
	(12)	Rydex Variable Trust. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form S-6/A Pre-Effective Amendment No. 1 to Registration No. 333-76359, filed June 11, 1999, EX-99.1(8)(C).
	(13)	T. Rowe Price. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 initial Registration Statement for File No. 333-151913, filed June 25, 2008, EX. 99.H.5.
	(14)	Third Avenue. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 initial Registration Statement for File No. 333-151912, filed June 25, 2008, EX. 99.H.5.
	(15)	Universal Institutional Funds. Incorporated by reference to Ameritas Variable Separate Account V Form S-6 initial Registration Statement for File No. 333-15585, filed November 6, 1996, EX-99.A8D.
	(16)	Vanguard Variable Insurance Funds. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 initial Registration Statement for File No. 333-151912, filed June 25, 2008, EX-99.H.6.
(8)	(b)	Amended and Restated General Administrative Services Agreement. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 14 to Registration No. 333-142483, filed January 20, 2012, EX-99.H.
(9)		Opinion and Consent of counsel. Exhibit 9, filed herein.
(10)		Consents of Independent Auditors and Independent Registered Public Accounting Firm. Exhibit 10, filed herein.
(11)		Omitted Financial Statements. Not applicable.
(12)		Initial Capital Agreements. Not applicable.
(13)		Powers of Attorney. Exhibit 13, filed herein.

Item 25. Directors and Officers of the Depositor

Name and Principal	Position and Offices
Business Address*	with Depositor

JoAnn M. Martin	Director, Chair, President & Chief Executive Officer
James P. Abel	Director
Michael S. Cambron	Director
J. Sidney Dinsdale	Director
James R. Krieger	Director
Patricia A. McGuire	Director
Tonn M. Ostergard	Director
Kim M. Robak	Director
Paul C. Schorr, IV	Director
Bryan E. Slone	Director
Robert M. Willis	Director
William W. Lester	Executive Vice President & Corporate Treasurer
Timmy L. Stonehocker	Executive Vice President
James J. Barone	Senior Vice President, Group Business Development and MGA Distribution
Robert C. Barth	Senior Vice President & Chief Financial Officer
Ryan C. Beasley	Senior Vice President, Shared Agency Distribution
Bret L. Benham	Senior Vice President, Retirement Plans
Ann D. Diers	Vice President & Associate General Counsel, Variable Contracts & AIC
Patrick D. Fleming	Senior Vice President, Group National Accounts and Key Partnering Relationships
Karen M. Gustin	Executive Vice President, Group Division
Cheryl L. Heilman	Senior Vice President, Individual Operations
Robert M. Jurgensmeier	Senior Vice President, Chief Actuary, Individual
Brent F. Korte	Senior Vice President and Chief Marketing Officer
Randee G. Manley	Senior Vice President and Chief Human Resources Officer
Bruce E. Mieth	Senior Vice President, Group Operations
James Mikus	Senior Vice President & Chief Investment Officer
Lisa A. Mullen	Senior Vice President, Individual Financial Operations
Robert-John H. Sands	Senior Vice President, General Counsel & Corporate Secretary
Steven J. Valerius	President, Individual Division
Kenneth L. VanCleave	President, Group Division
Paul G. Wesling	Senior Vice President, Individual DI Product Management
Linda A. Whitmire	Senior Vice President, Chief Actuary, Corporate
Richard A. Wiedenbeck	Senior Vice President & Chief Information Officer
Kelly J. Wieseler	Senior Vice President, Group Chief Actuary & Underwriting
Susan K. Wilkinson	Senior Vice President, Chief Risk and Planning Officer

* Principal business address: Ameritas Life Insurance Corp., 5900 O Street, Lincoln, Nebraska 68510.

Item 26. Organizations under common control with the depositor include:

Name of Corporation (state where organized)	Principal Business

Ameritas Mutual Holding Company (NE)	mutual insurance holding company

Ameritas Holding Company (NE)	stock insurance holding company

Ameritas Life Insurance Corp. (NE)	life/health insurance company
Calvert Investments Inc. (DE)	holding company
Calvert Investment Management, Inc. (DE)	asset management services
Calvert Investment Services, Inc. (DE)	shareholder services
Calvert Investment Administrative Services, Inc. (DE)	administrative services
Calvert Investment Distributors, Inc. (DE)	broker-dealer
Griffin Realty, LLC (VA)	real estate investment company
Ameritas Investment Corp. (NE)	securities broker dealer and investment adviser
Milford Realty, LLC (DE)	real estate investment company
Ameritas Life Insurance Corp. of New York (NY)	life insurance company
Security American Financial Enterprises, LLC (MN)	insurance holding company
Security Life Insurance Company of America (MN)	life insurance company
Security Health Insurance Company of America, New York, Inc. (NY)	accident/health insurance company
Custom Insurance Solutions, LLC (MN)	insurance agency

Ameritas Investment Partners, Inc. (NE)	investment adviser

Subsidiaries are indicated by indentations. Ownership is 100% by the parent company.

Item 27. Number of Contract Owners

As of March 31, 2016, there were 601 qualified contracts and 2,854 non-qualified contracts in the Separate Account.

Item 28. Indemnification

Ameritas Life Insurance Corp.’s By-laws provide as follows:

Section 9.01. Mandatory Indemnification. (a) Every person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he or she is or was a director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified by the Corporation to the fullest extent permitted by law against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her in connection with such action, suit or proceeding if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful; and (b) To the extent that a director, officer, employee or agent of a Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in this section or any action, suit or proceeding by or in the right of the Corporation, or in defense of any claim, issue or matter therein, he or she shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him or her in connection therewith.

Section 9.02. Application of Article. Any indemnification under Section 1 or otherwise (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the present or former director, officer, employee or agent is proper in the circumstances because he or she has met the applicable standard of conduct set forth in Section 1. Such determination shall be made, with respect to a person who is a director or officer at the time of such determination (1) by a majority vote of the directors who are not parties to such action, suit or proceeding, even though less than a quorum, or (2) by a committee of such directors designated by majority vote of such directors, even though less than a quorum, or (3) if there are no such directors, or if such directors so direct, by independent legal counsel in a written opinion, or (4) by the shareholders.

Section 9.03. Advance Payment. Expenses (including attorneys’ fees) incurred by any current or former officer, director, employee or agent in defending any civil, criminal, administrative or investigative action, suit or proceeding may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding upon receipt of an undertaking by or on behalf of such current or former officer, director, employee or agent to repay such amount if it shall ultimately be determined that such person is not entitled to be indemnified by the corporation as authorized in this section.

Section 9.04. Other Rights. The indemnification and advancement of expenses provided by this Article shall not be deemed exclusive of any other rights to which those seeking indemnification or advancement of expenses may be entitled under any by-law, agreement, vote of shareholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

Section 9.05. Insurance. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation, or who is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against any liability asserted against him or her and incurred by him or her in any such capacity, or arising out of his or her status as such, whether or not the Corporation would have the power to indemnify him or her against such liability under the provisions of this Article.

Section 21-20,103 of the Nebraska Business Corporation Act, in general, allows a corporation to indemnify any director, officer, employee or agent of the corporation against liability by him or her in connection with an action, suit or proceeding, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interest of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.

In a case of a derivative action, no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the corporation, unless a court in which the action was brought shall determine that such person is fairly and reasonably entitled to indemnification for such expenses which the Court shall deem proper.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

a)	Ameritas Investment Corp. ("AIC"), which serves as the principal underwriter for the variable annuity contracts issued through Ameritas Life Insurance Corp. Separate Account LLVA, also serves as the principal underwriter for variable annuity contracts issued through Ameritas Variable Separate Account VA-2, Ameritas Variable Separate Account VA, Ameritas Life of NY Separate Account VA, and Carillon Account and for variable life insurance contracts issued through Ameritas Life Insurance Corp. Separate Account LLVL, Ameritas Variable Separate Account V, Ameritas Variable Separate Account VL, Ameritas Life of NY Separate Account VUL, and Carillon Life Account.

b)	The following table sets forth certain information regarding the officers and directors of the principal underwriter, Ameritas Investment Corp.

Name and Principal	Positions and Offices
Business Address	With Underwriter
Timmy L. Stonehocker*	Director & Chair
Salene Hitchcock-Gear*	Director, President & Chief Executive Officer
Robert C. Barth*	Director
William W. Lester*	Director
Michael D. Burns*	Senior Vice President, Chief Compliance & Risk Management Officer
Scott E. Fletcher*	Senior Vice President, AIC Capital Markets
Robert-John H. Sands*	Corporate Secretary

*	Principal business address: Ameritas Investment Corp., 5900 O Street, Lincoln, Nebraska 68510.

c) Commissions Received by Each Principal Underwriter from the Registrant during the Registrant's Last Fiscal Year:

(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Net Underwriting Discounts and Commission	Compensation on Redemption	Brokerage Commissions	Compensation
Ameritas Investment Corp. ("AIC")	$64,691	$0	$0	$667,948

(2)+(4)+(5) = Gross variable annuity compensation received by AIC.

(3) = Sales compensation received and paid out by AIC as underwriter; AIC retains 0.

(4) = Sales compensation received by AIC for retail sales.

(5) = Sales compensation received by AIC and retained as underwriting fee.

Item 30. Location of Separate Account and Records

The Books, records and other documents required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Life Insurance Corp., 5900 O Street, Lincoln, Nebraska 68510.

Item 31. Management Services

There are no additional management services contracts that are not discussed in Part A or B of the registration statement.

Item 32. Undertakings

(a)	Registrant undertakes to file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts may be accepted.

(b)	Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d)	Ameritas Life Insurance Corp. represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Ameritas Life Insurance Corp. Separate Account LLVA, certifies that it meets all the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 1 to be signed on its behalf by the undersigned, duly authorized, in the City of Lincoln, County of Lancaster, State of Nebraska on this 29th day of April, 2016.

AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVA, Registrant

AMERITAS LIFE INSURANCE CORP., Depositor

By: /s/ JoAnn M. Martin*
Chair of the Board

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 29, 2016.

SIGNATURE	TITLE

JoAnn M. Martin *	Director, Chair, President & Chief Executive Officer
James P. Abel *	Director
Michael S. Cambron *	Director
J. Sidney Dinsdale *	Director
James R. Krieger *	Director
Patricia A. McGuire*	Director
Tonn M. Ostergard *	Director
Kim M. Robak *	Director
Paul C. Schorr, IV *	Director
Bryan E. Slone *	Director
Robert M. Willis*	Director
William W. Lester *	Executive Vice President & Corporate Treasurer
Timmy L. Stonehocker *	Executive Vice President
Robert C. Barth *	Senior Vice President, & Chief Financial Officer
Robert-John H. Sands *	Senior Vice President, General Counsel & Corporate Secretary
Steven J. Valerius *	President, Individual Division

/s/ Ann D. Diers
Ann D. Diers	Vice President & Associate General Counsel, Variable Contracts & AIC

*	Signed by Ann D. Diers under Powers of Attorney executed effective as of October 1, 2015.

Exhibit Index

Exhibit

9	Opinion and Consent of Counsel

10	Consents of Independent Auditors and Independent Registered Public Accounting Firm

13	Powers of Attorney